Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

For the period ended December 31, 2021

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 89.41%

MUNICIPAL BONDS 89.41%

Corporate-Backed 7.72%
Allegheny Co IDA - US Steel	4.875%		11/1/2024	BB-	$4,500	$4,892,352
Burke Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+	3,750	3,840,476
Charles City EDA - Waste Mgmt	2.875%	#(a)	2/1/2029	A-	4,500	4,882,798
Downtown Doral CDD†	3.875%		12/15/2023	NR	105	108,024
Farmington Poll Ctl - NM Pub Svc	1.10%	#(a)	6/1/2040	BBB	16,000	16,142,032
LA St John Parish - Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000	8,252,044
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	6,150	6,347,543
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	2,000	2,090,777
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	2,575	2,711,543
Lancaster Port Auth Gas Rev	5.00%	#(a)	8/1/2049	Aa2	10,000	11,259,226
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	1,400	1,489,816
Matagorda Co Nav Dist - AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	1,500	1,799,948
Mobile IDB - AL Power	1.00%	#(a)	6/1/2034	A1	3,100	3,128,562
Mobile IDB - AL Power	2.90%	#(a)	7/15/2034	A1	20,000	20,921,812
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	11,310	11,928,952
NH Bus Fin Auth- United Illuminating	2.80%	#(a)	10/1/2033	A-	5,000	5,167,178
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	750	775,200
OH Air Dev Auth - AEP	1.90%	#(a)	5/1/2026	BBB+	2,000	2,059,395
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	10,700	11,229,241
OH Air Dev Auth - OVEC	1.50%	#(a)	2/1/2026	Ba1	1,000	1,010,637
OH Wst Rev - Republic Services	0.17%	#(a)	11/1/2035	BBB+	23,000	23,001,221
OR Bus Dev Comn - Intel	2.40%	#(a)	12/1/2040	A+	10,500	10,818,371
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,625	2,732,236
St Charles Parish - Valero Energy	4.00%	#(a)	12/1/2040	BBB	6,625	6,722,946
St James Parish - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	3,500	3,983,942
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	1,184	1,255,659
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB	4,250	4,413,669
WI PFA - American Dream†	5.00%		12/1/2027	NR	1,455	1,485,505
Wise Co IDA - VA Elec & Pwr	1.20%	#(a)	11/1/2040	A2	5,470	5,560,644
Total						180,011,749

Education 1.16%
CA Muni Fin - William Jessup U	5.00%		8/1/2022	NR	750	762,788
Cap Trust Agy - Renaissance Chtr Sch†	4.00%		6/15/2029	NR	1,370	1,461,327

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Chicago Brd Ed	5.00%		12/1/2022	BB	$1,000	$1,041,323
FL HI Ed - Saint Leo Univ	5.00%		3/1/2022	BBB-	355	357,289
FL HI Ed - Saint Leo Univ	5.00%		3/1/2023	BBB-	410	428,923
FL HI Ed - Saint Leo Univ	5.00%		3/1/2024	BBB-	640	688,970
FL HI Ed - Saint Leo Univ	5.00%		3/1/2025	BBB-	675	747,889
Gloucester Co Impt Auth - Rowan University	0.60%		3/1/2024	NR	1,800	1,800,144
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2022	Baa3	500	515,036
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2028	Baa3	1,135	1,408,549
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2029	Baa3	630	797,284
MA DFA - Williams Clg	0.45%	#(a)	7/1/2041	AA+	3,500	3,482,803
Multnomah Co Hsp - Mirabella	5.00%		10/1/2024	NR	965	1,020,947
NC EDA - Campbell Univ	5.00%		10/1/2024	Baa2	1,140	1,274,603
NC EDA - Campbell Univ	5.00%		10/1/2025	Baa2	1,700	1,962,037
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2028	AA	1,350	1,668,802
OH HI Ed - Dayton Univ (AMBAC)	3.72% (CPI Based	)#	12/1/2022	A+	2,000	2,058,038
Troy Cap Res Corp - RPI	5.00%		8/1/2022	A3	1,000	1,027,741
Univ of CA	4.25%		5/15/2039	AA	3,000	3,259,961
Univ of CA	5.00%		5/15/2024	AA-	1,250	1,386,841
Total						27,151,295

Energy 1.40%
KY Public Energy Auth - BP	4.00%	#(a)	12/1/2050	A2	5,000	5,653,513
PEFA Gas - Goldman Sachs	5.00%	#(a)	9/1/2049	A3	23,000	26,891,812
Total						32,545,325

General Obligation 19.64%
Addison CSD	1.50%		6/28/2022	NR	13,287	13,373,578
Auburn CSD	1.50%		6/22/2022	NR	22,950	23,097,025
Brockton MA GO	1.50%		6/17/2022	NR	16,494	16,595,615
CA State GO	5.00%		8/1/2026	Aa2	7,485	8,691,039
Chicago Brd Ed	4.00%		12/1/2022	BB	4,000	4,129,075
Chicago Brd Ed	4.00%		12/1/2022	BB	3,555	3,669,715
Chicago Brd Ed	5.00%		12/1/2022	BB	3,670	3,820,608
Chicago Brd Ed	5.00%		12/1/2023	BB	3,330	3,608,451
Chicago Brd Ed	5.00%		12/1/2025	BB	10,000	11,529,558
Chicago Brd Ed	5.00%		12/1/2031	BB	3,875	4,891,693
Chicago Brd Ed (AGM)	5.00%		12/1/2033	AA	1,850	2,277,536
Chicago Brd Ed (AGM)	5.00%		12/1/2034	AA	4,300	5,284,868

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago GO	5.00%		1/1/2027	BBB+	$6,700	$7,904,363
Chicago GO	5.00%		1/1/2028	BBB+	4,900	5,898,070
Chicago GO	5.25%		1/1/2023	BBB+	1,235	1,292,742
Chicago GO	5.25%		1/1/2027	BBB+	1,665	1,881,394
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA	5,000	5,219,345
City of Cranston GO	1.00%		8/23/2022	NR	3,500	3,518,216
Clark Co SD (AGM)	3.00%		6/15/2024	AA	575	611,037
Clark Co SD (AGM)	3.00%		6/15/2025	AA	650	705,050
Clark Co SD (AGM)	5.00%		6/15/2026	AA	500	594,553
Clark Co SD (AGM)	5.00%		6/15/2027	AA	1,000	1,223,722
Cook Co GO	5.00%		11/15/2026	A+	3,900	4,695,962
Cook Co GO	5.00%		11/15/2027	A+	2,000	2,464,889
Cook Co GO	5.00%		11/15/2028	A+	2,300	2,890,622
CT State GO(b)	4.00%		1/15/2026	Aa3	8,245	9,354,526
CT State GO(b)	4.00%		1/15/2027	Aa3	7,575	8,790,463
CT State GO	5.00%		6/15/2022	Aa3	3,250	3,320,388
CT State GO	5.00%		4/15/2025	Aa3	7,000	8,026,065
CT State GO	5.00%		10/15/2026	Aa3	5,000	6,013,532
CT State GO	5.00%		9/15/2030	Aa3	1,725	1,779,700
Fall River BANS	1.50%		2/4/2022	NR	16,759	16,779,041
Florence GO	1.50%		6/8/2022	NR	10,007	10,065,363
Geneva City SD	1.50%		6/24/2022	NR	23,930	24,083,973
Germantown CSD	1.25%		6/24/2022	NR	10,120	10,172,623
Hannibal CSD	1.50%		6/29/2022	NR	25,000	25,165,560
IL State GO	5.00%		11/1/2023	BBB	10,000	10,814,518
IL State GO	5.00%		3/1/2026	BBB	2,500	2,916,951
IL State GO	5.00%		3/1/2027	BBB	4,000	4,783,225
IL State GO	5.00%		3/1/2028	BBB	2,500	3,046,502
IL State GO	5.00%		3/1/2029	BBB	4,000	4,970,147
IL State GO	5.125%		5/1/2022	BBB	2,500	2,539,567
IL State GO	5.25%		2/1/2030	BBB	3,000	3,281,339
IL State GO	5.375%		5/1/2023	BBB	3,000	3,196,208
Jersey City BANS	1.50%		6/16/2022	NR	31,000	31,188,719
New Caney ISD GTD	1.25%	#(a)	2/15/2050	Aaa	4,725	4,813,560
Newark GO	1.25%		10/3/2022	NR	7,000	7,051,649
NJ State GO	2.00%		6/1/2027	A3	5,000	5,251,860
NJ State GO	5.00%		6/1/2026	A3	8,000	9,463,284
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2024	AA	2,250	2,528,778

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2025	AA		$1,650	$1,921,600
NYC GO	5.00%		10/1/2033	AA		3,190	3,304,793
NYC GO	5.00%	#(a)	6/1/2044	AA		8,500	9,740,143
Orleans BANS	1.50%		2/4/2022	NR		9,468	9,479,859
PA State GO	5.00%		5/1/2027	Aa3		5,000	6,113,345
Philadelphia GO	5.00%		2/1/2025	A		2,140	2,431,525
Philadelphia GO	5.00%		2/1/2026	A		1,000	1,175,753
Philadelphia GO	5.00%		2/1/2027	A		1,250	1,512,203
Philadelphia GO	5.00%		2/1/2028	A		2,000	2,471,233
Philadelphia Sch Dist	5.00%		9/1/2022	A1		550	567,407
Philadelphia Sch Dist	5.00%		9/1/2022	A1		1,150	1,186,396
Philadelphia Sch Dist	5.00%		9/1/2023	A1		500	538,466
Philadelphia Sch Dist	5.00%		9/1/2023	A1		1,250	1,346,166
Philadelphia Sch Dist	5.00%		9/1/2024	A1		900	1,007,558
Philadelphia Sch Dist	5.00%		9/1/2025	A1		1,200	1,390,753
Pittsfield GO BANS	1.00%		2/25/2022	NR		7,184	7,193,287
Prince Georges Co GO	4.00%		8/1/2031	AAA		7,690	8,143,865
Triborough Brdg & Tunl Auth	5.00%		11/1/2025	A1		15,000	17,486,952
Truro MA GO	1.50%		6/10/2022	NR		9,755	9,812,628
Western Placer SD	2.00%		6/1/2025	NR		2,000	2,040,810
Western Placer SD	2.00%		6/1/2025	NR		4,750	4,839,396
Wildwood Crest GO	2.00%		3/17/2022	NR		5,000	5,019,471
Total							457,989,876

Health Care 13.65%
Allegheny Co Hsp - Allegheny Hlth	5.00%		4/1/2026	A		2,500	2,944,648
Allegheny Co Hsp - Univ Pitt Med Ctr	5.00%		7/15/2029	A		4,000	5,108,677
Atlantic Beach Hlth Facs - Fleet Landing	3.00%		11/15/2023	BBB	(c)	2,800	2,812,189
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-		5,000	5,439,372
CA Muni Fin - Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,593,033
CA Stwde - Viamonte	3.00%		7/1/2026	AA-		4,500	4,508,033
CA Stwde - Viamonte	3.00%		7/1/2027	AA-		2,250	2,253,915
Cheyenne Regional Medical Center	4.00%		5/1/2025	A		250	277,637
Cheyenne Regional Medical Center	4.00%		5/1/2026	A		200	227,129
Cheyenne Regional Medical Center	4.00%		5/1/2027	A		355	410,710
CO Hlth Facs - CommonSpirit	5.00%	#(a)	8/1/2049	A-		8,085	9,431,121
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2025	BBB-		1,500	1,690,754
Duluth EDA - St Lukes Hsp	4.75%		6/15/2022	NR		735	748,354

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Franklin Co IDA - Menno-Haven	5.00%		12/1/2023	NR		$500	$531,332
Geisinger PA Hlth Auth - Geisinger Health	5.00%	#(a)	4/1/2043	AA-		17,000	20,241,035
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2022	A-		2,000	2,046,704
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2023	A-		1,500	1,603,847
Harris Co Edu Fac - Hermann Hlth	0.67% (MUNIPSA * 1 + 0.57%	)#	12/1/2049	A+		7,770	7,801,036
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2028	AA-		2,000	2,509,441
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2029	AA-		2,000	2,565,355
IL Fin Auth - Northwestern Mem Hlth	5.00%	#(a)	7/15/2057	AA+		4,000	4,177,375
IL Fin Auth - OSF Hlth	5.00%	#(a)	5/15/2050	A		4,500	5,307,440
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(c)	1,005	1,089,982
IL Fin Auth - Presence Health	5.00%		2/15/2022	AA+		4,000	4,022,291
IN Fin Auth - Indiana Univ Hlth	0.70%	#(a)	12/1/2046	AA		7,000	6,987,398
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB-	(c)	805	815,108
KS Hlth Facs- Adventhealth Obligated	5.00%	#(a)	11/15/2054	AA		7,000	8,850,392
KY EDFA - Owensboro Hlth	5.00%		6/1/2025	Baa2		1,400	1,594,588
Lakeland Regional Health	5.00%		11/15/2024	A2		2,200	2,478,571
Lakeland Regional Health	5.00%		11/15/2026	A2		1,000	1,200,379
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625	2,988,340
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2026	A+		1,755	2,085,475
Lehigh Co - St. Lukes Hlth	1.20% (MUNIPSA * 1 + 1.10%	)#	8/15/2038	A-		15,000	15,420,519
Lenexa Hlth - Lakeview Village	5.00%		5/15/2022	BB+	(c)	1,720	1,743,757
Lenexa Hlth - Lakeview Village	5.00%		5/15/2025	BB+	(c)	990	1,104,963
MA DFA - Beth Israel Lahey Hlth	4.00%		7/1/2022	A		500	509,221
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2023	A		600	641,446
MA DFA - Partners Hlthcare	0.60% (MUNIPSA * 1 + 0.50%	)#	7/1/2038	AA-		5,000	5,006,518
MA DFA - Wellforce Hlth	5.00%		7/1/2022	BBB+		1,225	1,252,929
MA DFA - Wellforce Hlth	5.00%		7/1/2024	BBB+		2,030	2,247,021
MA DFA - Wellforce Hlth	5.00%		7/1/2025	BBB+		800	916,589
Maricopa Co IDA - Banner Health	0.67% (MUNIPSA * 1 + 0.57%	)#	1/1/2035	AA-		4,575	4,598,229
Maricopa Co IDA - Honor Health	5.00%		9/1/2022	A2		750	773,787
MD Hlth & HI ED - Univ of MD Med	5.00%	#(a)	7/1/2045	A		6,250	7,052,431

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
MI Fin Auth - Trinity Health	5.00%		12/1/2026	AA-	$2,250	$2,713,991
Miami-Dade Co Pub Facs - Jackson Health	5.00%		6/1/2026	Aa3	4,165	4,777,232
MO Hlth Ed - BJC Hlth	4.00%	#(a)	5/1/2051	AA	12,000	13,710,228
Monroeville Fin Auth - Univ Pitt Med Ctr	3.00%		2/15/2023	A	2,510	2,551,885
Montgomery Co Hgr Ed - Thomas Jeff U	5.00%		9/1/2026	A	1,150	1,364,085
Montgomery Co Hgr Ed - Thomas Jeff U	5.00%		9/1/2027	A	1,500	1,824,458
Montgomery Co Hgr Ed - Thomas Jeff U	5.00%		9/1/2028	A	1,850	2,300,783
Montgomery Co Hgr Ed - Thomas Jeff U	5.00%		9/1/2029	A	1,000	1,269,569
NC Med Care - Caromont Hlth	5.00%	#(a)	2/1/2051	AA-	6,050	7,107,965
NC Med Care - Southminster	5.00%		10/1/2023	NR	750	793,742
NC Med Care - Wake Forest Baptist	2.20%	#(a)	12/1/2048	AA-	22,500	22,670,359
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2026	AA-	3,900	4,649,635
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2027	AA-	3,645	3,730,484
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BBB-	3,250	3,260,395
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2026	A	1,800	2,141,584
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2027	A	1,250	1,528,473
Northampton Co - St. Lukes Univ Hlth	1.109% (1 Mo. LIBOR * .70 + 1.04%	)#	8/15/2048	A-	8,000	8,048,936
NY Dorm - Montefiore	5.00%		8/1/2024	BBB-	1,500	1,664,568
NY Dorm - Montefiore	5.00%		9/1/2027	BBB-	1,400	1,699,395
NY Dorm - Montefiore	5.00%		9/1/2028	BBB-	1,500	1,860,077
NY Dorm - Montefiore	5.00%		9/1/2029	BBB-	1,750	2,213,002
NY Dorm - Montefiore	5.00%		9/1/2030	BBB-	2,200	2,786,060
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2029	AA	2,000	2,528,259
OH Hosp Rev - University Hospitals	4.00%		1/15/2028	A	500	582,819
OH Hosp Rev - University Hospitals	5.00%		1/15/2026	A	500	582,904
OH Hosp Rev - University Hospitals	5.00%		1/15/2027	A	250	299,334
OK DFA - OU Med	5.00%		8/15/2025	Baa3	550	629,458
OK DFA - OU Med	5.00%		8/15/2026	Baa3	800	940,197
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2027	AA	1,400	1,512,676
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2028	AA	1,000	1,078,406
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2029	AA	1,000	1,076,219
PA HI Ed - UPenn Hlth Sys	5.00%		8/15/2027	AA	1,250	1,540,228
PA HI Ed - UPenn Hlth Sys	5.00%		8/15/2028	AA	1,565	1,976,210
Palomar Health†	5.00%		11/1/2027	BBB	5,230	6,141,832
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2027	BBB	5,000	6,080,907

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Sante Fe Retirement Facs - El Castillo	2.25%		5/15/2024	BB+	(c)	$600	$600,476
SE Port Auth - Memorial Hlth	5.00%		12/1/2022	BB-	(c)	805	831,765
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2022	AA-		1,000	1,028,777
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2023	AA-		1,350	1,449,610
Southcentral PA Auth - Wellspan Hlth	0.70% (MUNIPSA * 1 + 0.60%	)#	6/1/2049	Aa3		9,000	9,046,730
Tampa Hlth - Baycare Health	4.00%		11/15/2033	Aa2		11,250	11,379,250
Tulsa IDA - Montereau	5.00%		11/15/2026	BBB-	(c)	500	581,069
WA Hlth Facs - CommonSpirit	1.50% (MUNIPSA * 1 + 1.40%	)#	1/1/2035	A-		2,000	2,010,253
WA Hlth Facs - Fred Hutchinson Cancer	1.168% (1 Mo. LIBOR * .67 + 1.10%	)#	1/1/2042	A+		4,000	4,001,097
WI Hlth & Ed - American Baptist	3.50%		8/1/2022	NR		95	95,282
WI Hlth & Ed - Marshfield Hlth	5.00%	#(a)	2/15/2052	A-		9,000	10,018,719
Total							318,288,454

Housing 5.97%
CA HFA - MFH	4.00%		3/20/2033	NR		1,647	1,898,654
CT HFA	4.00%		5/15/2049	AAA		4,730	5,272,643
FL HDC (GNMA)	3.00%		7/1/2052	Aaa		8,950	9,684,285
MD State Hsg CDA	3.50%		3/1/2050	Aa1		7,520	8,106,129
MD State Hsg CDA	4.00%		9/1/2049	Aa1		3,180	3,473,370
MI State Hsg Dev Auth	4.25%		12/1/2049	AA+		4,650	5,132,440
MN HFA (GNMA)	3.00%		1/1/2052	AA+		6,915	7,460,322
MN HFA (GNMA)	4.25%		7/1/2049	AA+		3,700	4,104,066
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		3,945	4,357,548
NC State Hsg Fin Agy (GNMA)	4.00%		1/1/2050	AA+		3,970	4,339,031
ND State Hsg Fin Agy	3.00%		7/1/2052	Aa1		5,000	5,430,701
ND State Hsg Fin Agy	4.00%		1/1/2050	Aa1		4,275	4,773,263
NM Mortgage Fin Auth (GNMA)	3.00%		7/1/2052	Aaa		7,500	8,126,573
NYC HDC	0.12%	#(a)	11/1/2051	Aa2		4,515	4,512,524
NYC HDC	0.70%	#(a)	5/1/2060	AA+		2,000	2,003,209
NYS HFA L-2	0.75%		11/1/2025	Aa2		12,000	12,000,224
NYS HFA M-2	0.75%		11/1/2025	Aa2		5,000	5,000,662
NYS Mtg	3.50%		4/1/2049	Aa1		1,470	1,558,874

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)
OH State Fin Agy	4.50%		3/1/2050	Aaa	$4,415	$4,891,061
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2023	Baa3	100	106,293
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2026	Baa3	175	204,663
SC State Hsg Fin Auth	3.00%		1/1/2052	Aaa	8,365	9,066,471
SC State Hsg Fin Auth	4.00%		1/1/2050	Aaa	4,030	4,483,956
TN HDA	3.00%		1/1/2051	AA+	5,105	5,475,193
WI Hsg & EDA	0.50%	#(a)	11/1/2050	AA	2,250	2,244,663
WI Hsg & EDA	0.61%	#(a)	11/1/2042	AA	2,890	2,889,836
WI Hsg & EDA	0.81%	#(a)	11/1/2052	AA	8,250	8,248,751
WI St Hsg & Eco	3.00%		3/1/2052	AA	4,000	4,320,034
Total						139,165,439

Lease Obligations 4.27%
CA Pub Wks - Lease Rev	5.00%		10/1/2026	Aa3	1,500	1,804,305
CA Pub Wks - Lease Rev	5.00%		10/1/2027	Aa3	3,300	4,079,835
CA State GO	5.00%		12/1/2027	Aa2	20,000	24,910,744
Nassau Health Care Corp GTD	5.00%		8/1/2024	A+	4,000	4,457,365
Nassau Health Care Corp GTD	5.00%		8/1/2025	A+	7,000	8,065,869
NJ EDA - Sch Facs	5.00%		3/1/2022	Baa1	2,310	2,327,364
NJ EDA - Sch Facs	5.00%		6/15/2022	Baa1	900	919,039
NJ EDA - Sch Facs	5.00%		6/15/2022	Baa1	515	525,894
NJ EDA - Sch Facs	5.00%		11/1/2022	Baa1	3,275	3,402,031
NJ EDA - Sch Facs	5.00%		3/1/2023	Baa1	3,565	3,754,652
NJ EDA - Sch Facs	5.00%		3/1/2025	Baa1	5,205	5,477,213
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1	1,250	1,431,409
NJ EDA - Sch Facs	5.00%		6/15/2026	Baa1	4,000	4,725,009
NJ EDA - Sch Facs	5.00%		6/15/2027	Baa1	410	497,745
NJ EDA - Sch Facs	5.00%		6/15/2028	Baa1	400	496,330
NJ EDA - Sch Facs	5.00%		6/15/2029	Baa1	500	631,208
NJ Trans Trust Fund	5.00%		12/15/2023	Baa1	1,250	1,360,675
NJ Trans Trust Fund	5.00%		12/15/2024	Baa1	7,000	7,898,406
NJ Trans Trust Fund	5.00%		12/15/2025	Baa1	12,500	14,544,270
NYC Eductnl Const	5.00%		4/1/2025	AA-	3,510	4,020,215
NYC Eductnl Const	5.00%		4/1/2026	AA-	2,690	3,184,536
PA COPS	5.00%		7/1/2023	A	500	533,994
PA COPS	5.00%		7/1/2025	A	500	570,266
Total						99,618,374

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 3.15%
Black Belt Energy Gas Dist - Morgan Stanley	4.00%	#(a)	12/1/2049	A1	$12,325	$13,692,502
CA Infra & Econ Dev - Academy of Sciences	0.45% (MUNIPSA * 1 + 0.35%	)#	8/1/2047	A2	6,000	6,017,839
CA Infra & Econ Dev - Getty Trust	3.00%	#(a)	10/1/2047	AAA	5,000	5,553,725
CA Infra & Econ Dev - LA Co Museum of Art	0.80% (MUNIPSA * 1 + 0.70%	)#	12/1/2050	A3	6,500	6,584,270
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605	1,839,106
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920	2,184,675
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A2	19,250	21,354,687
Main St Nat Gas - Macquarie	5.00%		5/15/2025	A3	4,850	5,511,031
Maricopa Co IDA - Legacy Schools†	4.00%		7/1/2029	BB+	500	564,482
Patriots Energy Group Fing Agy	4.00%	#(a)	10/1/2048	Aa2	8,000	8,532,710
Pima Co IDA - Edkey Chtr Sch†	3.50%		7/1/2025	NR	1,605	1,654,554
Total						73,489,581

Special Tax 1.54%
Allentown Neighborhood Impt - City Center†	5.00%		5/1/2022	Ba3	290	293,776
Allentown Neighborhood Impt - City Center†	5.00%		5/1/2023	Ba3	130	136,588
Allentown Neighborhood Impt - City Center†	5.00%		5/1/2028	NR	4,075	4,829,745
Atlanta Urban Dev Agency- Atlanta Beltline†	2.375%		7/1/2026	NR	330	338,584
CT Spl Tax - Trans Infra	5.00%		10/1/2022	AA-	3,400	3,521,310
CT Spl Tax - Trans Infra	5.00%		5/1/2025	AA-	2,250	2,582,272
CT Spl Tax - Trans Infra	5.00%		1/1/2026	AA-	5,000	5,867,344
CT Spl Tax - Trans Infra	5.00%		5/1/2026	AA-	2,250	2,668,579
CT Spl Tax - Trans Infra	5.00%		5/1/2027	AA-	3,000	3,664,495
NYC IDA - Queens Stadium (AGM)	5.00%		1/1/2027	AA	1,000	1,200,998
NYC IDA - Queens Stadium (AGM)	5.00%		1/1/2028	AA	650	798,505
NYC IDA - Queens Stadium (AGM)	5.00%		1/1/2029	AA	850	1,065,511
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2030	AA	1,600	2,062,483
NYC IDA - Yankee Stadium (FGIC)	7.102% (CPI Based	)#	3/1/2026	Baa1	2,000	2,199,896	(d)
Peninsula Town Center†	4.00%		9/1/2023	NR	140	142,358
Village CDD #12†	3.25%		5/1/2023	NR	325	331,058
Village CDD #13†	1.875%		5/1/2025	NR	2,350	2,379,434
Village CDD #13	2.625%		5/1/2024	NR	190	193,547
Village CDD #13†	2.625%		5/1/2030	NR	1,500	1,569,525
Total						35,846,008

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 1.83%
CT Spl Tax - Trans Infra	5.00%		5/1/2025	AA-		$850	$975,525
CT Spl Tax - Trans Infra	5.00%		5/1/2026	AA-		1,300	1,541,845
DE Valley Regional Fin Auth	2.00%		10/1/2029	A+		4,375	4,586,370
Guam - Business Privilege Tax	5.00%		1/1/2029	Ba1		750	921,523
IL State Sales Tax	5.00%		6/15/2024	BBB+		7,260	8,036,015
Jefferson Co - Sch Warrant	5.00%		9/15/2023	AA		2,000	2,159,060
MD Dept Trans	4.00%		9/1/2026	AAA		4,750	5,498,094
Met Pier & Expo Auth - Mccormick Place	3.00%		6/15/2024	BBB+		1,000	1,040,638
Met Pier & Expo Auth - Mccormick Place	3.00%		6/15/2025	BBB+		1,000	1,059,652
Newark Mass Transit - Access Tax	2.00%		12/8/2022	NR		6,000	6,092,202
Sparks - Legends at Sparks Marina†	2.50%		6/15/2024	Ba2		105	106,581
Sparks - Legends at Sparks Marina†	2.75%		6/15/2028	Ba2		300	311,234
Triborough Brdg & Tunl Auth- Payroll Mobility Tax	2.00%	#(a)	5/15/2045	AA+		5,000	5,309,645
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2023	A	(c)	925	968,097
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2025	A	(c)	1,300	1,471,047
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2027	A	(c)	1,000	1,204,255
VA Small Bus Fing - NTL Senior Lvg	5.00%		1/1/2028	A	(c)	1,100	1,354,909
Total							42,636,692

Tobacco 1.24%
Buckeye Tobacco	5.00%		6/1/2029	A		11,210	14,191,362
Los Angeles Co Tobacco	1.75%		6/1/2030	A		110	110,483
Los Angeles Co Tobacco	5.00%		6/1/2024	A		600	665,401
Los Angeles Co Tobacco	5.00%		6/1/2025	A		650	747,494
Los Angeles Co Tobacco	5.00%		6/1/2026	A		1,125	1,335,860
PA Tob Settlement	5.00%		6/1/2022	A1		2,250	2,293,750
PA Tob Settlement	5.00%		6/1/2023	A1		1,125	1,198,216
PA Tob Settlement	5.00%		6/1/2024	A1		5,000	5,536,728
Tobacco Settlement Auth IA	0.375%		6/1/2030	A		855	855,331
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB+		1,890	1,913,393
Total							28,848,018

Transportation 9.39%
Bay Area Toll Auth	1.35% (MUNIPSA * 1 + 1.25%	)#	4/1/2036	AA		2,375	2,479,931
Bay Area Toll Auth	4.00%		4/1/2029	AA-		1,200	1,399,055
Central TX Mobility Auth	5.00%		1/1/2027	BBB+		4,500	5,230,284

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Chesapeake Bay Bridge Dist	5.00%		11/1/2023	BBB	$9,000	$9,728,970
Chicago O’Hare Arpt	5.00%		1/1/2029	A	2,500	2,538,960
Chicago O’Hare Arpt	5.00%		1/1/2031	A	4,750	4,824,024
Chicago Trans Auth	5.00%		6/1/2025	A	2,000	2,291,798
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	455,000
Denver RTD - Eagle P3	3.00%		1/15/2026	Baa1	900	973,519
Denver RTD - Eagle P3	5.00%		7/15/2027	Baa1	1,000	1,206,573
E470 Pub Hwy Auth	0.384% (SOFR + .35%	)#	9/1/2039	A	3,375	3,384,156
Grand Parkway Trans - BANs	5.00%		2/1/2023	BBB	10,030	10,523,088
Hampton Rds Trans	5.00%		7/1/2026	Aa2	33,750	40,286,832
IL State GO	5.00%		11/1/2025	BBB	3,000	3,468,360
IL Toll Hwy Auth	5.00%		1/1/2024	AA-	7,215	7,869,074
LA Offshore Term Auth - LOOP	1.65%	#(a)	9/1/2027	A3	3,500	3,568,005
LA Offshore Term Auth - LOOP	2.00%	#(a)	10/1/2040	BBB+	2,000	2,016,164
MTA NY	5.00%		5/15/2022	NR	7,050	7,173,198
MTA NY	5.00%		9/1/2022	NR	6,630	6,836,959
MTA NY	5.00%		11/15/2030	A3	11,075	11,489,384
MTA NY	5.00%		11/15/2033	A3	5,400	5,686,561
MTA NY	5.00%	#(a)	11/15/2045	A3	6,500	8,252,233
NC Tpk Auth - Triangle Exprs	5.00%		2/1/2024	BBB	20,180	22,007,642
NC Tpk Auth - Triangle Exprs (AGM)	5.00%		1/1/2028	AA	1,500	1,794,264
NJ Tpk Auth	0.819% (1 Mo. LIBOR * .70 + .75%	)#	1/1/2030	A+	2,500	2,504,591
NJ Tpk Auth	5.00%		1/1/2027	A+	3,200	3,865,817
NJ Tpk Auth	5.00%		1/1/2028	A+	8,000	9,427,396
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,210	7,688,347
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2024	Baa1	1,000	1,126,607
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2025	Baa1	400	463,059
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2026	Baa1	1,795	2,134,582
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2028	Baa1	1,390	1,726,777
PA Tpk Commn	5.00%		12/1/2025	A1	150	175,539
PA Tpk Commn	5.00%		12/1/2025	A	750	874,213
PA Tpk Commn	5.00%		12/1/2026	A1	400	481,629
PA Tpk Commn	5.00%		12/1/2026	A	750	901,048
Triborough Brdg & Tunl Auth	0.414% (SOFR + .38%	)#	1/1/2032	AA-	6,750	6,762,016

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Triborough Brdg & Tunl Auth NY – Payroll Mobility Tax	5.00%	#(a)	5/15/2050	AA+	$10,000	$11,832,087
TX Surface Trans Corp - I-635	4.00%		12/31/2030	Baa2	3,000	3,631,581
Total						219,079,323

Utilities 18.45%
American Muni Pwr- AMP Inc	1.00%	#(a)	2/15/2048	A1	10,500	10,634,069
American Muni Pwr- Prairie St (BAM)	5.25%		2/15/2030	AA	2,500	2,514,622
Appling Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2038	BBB+	1,250	1,280,081
CA Choice Clean Energy - Goldman	4.00%	#(a)	10/1/2052	A2	12,000	13,859,406
Central Plains - Goldman Sachs	5.00%		9/1/2027	BBB+	1,305	1,573,731
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,000,000
Chicago Water	5.00%		11/1/2022	A	5,680	5,900,316
Chicago Water	5.00%		11/1/2022	A	1,000	1,038,788
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500	3,099,555
Cleveland Public Pwr (AGM)	5.00%		11/15/2026	AA	1,190	1,432,870
Cleveland Public Pwr (AGM)	5.00%		11/15/2027	AA	2,280	2,817,313
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	2,000	2,525,655
Cleveland Public Pwr (AGM)	5.00%		11/15/2029	AA	1,000	1,289,130
DE EDA - Delmarva Pwr & Light	1.05%	#(a)	1/1/2031	A	6,315	6,410,903
DE EDA - NRG Energy	1.25%	#(a)	10/1/2040	BBB-	10,000	10,019,363
DE EDA - NRG Energy	1.25%	#(a)	10/1/2045	BBB-	11,000	11,026,991
Detroit Water	5.00%		7/1/2022	AA-	500	511,601
Escambia Co PCR - Gulf Power	2.60%		6/1/2023	A1	3,000	3,089,040
IN Fin Auth - Indy Power & Light	0.65%		8/1/2025	A2	4,500	4,469,742
KY Muni Pwr - Prarie State Proj	3.45%	#(a)	9/1/2042	Baa1	1,700	1,829,048
KY PCR - KY Util Comp	1.55%	#(a)	9/1/2042	A1	11,250	11,562,572
KY Public Energy Auth - BP	4.00%	#(a)	1/1/2049	A2	1,775	1,934,675
KY Public Energy Auth - Morgan Stanley	4.00%	#(a)	4/1/2048	A2	3,110	3,323,561
LA Env Facs - E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000	15,044,313
Lansing MI Board of Water & Light	2.00%	#(a)	7/1/2051	AA-	10,000	10,600,448
Lehigh Co IDA - PPL Elec Util	1.80%	#(a)	2/15/2027	A1	10,660	10,747,196
Long Island Power Auth	0.819% (1 Mo. LIBOR * .70 + .75%	)#	5/1/2033	A	10,000	10,001,522
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	10,500	10,527,208
Long Island Power Auth	1.50%	#(a)	9/1/2051	A	19,000	19,476,611
Long Island Power Auth	1.65%	#(a)	9/1/2049	A	4,000	4,097,024
Long Island Power Auth	5.00%		9/1/2026	A	500	600,678
Long Island Power Auth	5.00%		9/1/2027	A	500	617,128

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Louisa VA IDA - VA Elec & Pwr	0.75%	#(a)	11/1/2035	A2	$6,000	$6,020,858
Louisa VA IDA - VA Elec & Pwr	1.90%	#(a)	11/1/2035	A2	5,000	5,108,587
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3	15,000	16,988,080
Main St Nat Gas - Citibank	4.00%	#(a)	5/1/2052	A3	9,750	11,449,025
Mason Cnty Poll Ctrl - Appalachian Power	2.75%		10/1/2022	A-	27,500	27,979,383
Monroe Dev Auth - Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+	1,875	1,920,350
NC Wst Rev - Republic Services	0.17%	#(a)	7/1/2034	BBB+	5,250	5,250,274
NE Public Power	0.60%	#(a)	1/1/2051	A+	15,000	15,039,843
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A2	5,000	5,396,324
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA	10,000	10,127,226
Philadelphia Gas Works	5.00%		8/1/2023	A	850	912,260
Philadelphia Gas Works	5.00%		8/1/2024	A	800	888,857
PIttsburgh Water & Swr Auth (AGM)	0.75% (MUNIPSA * 1 + 0.65%	)#	9/1/2040	AA	17,500	17,620,598
PR Elec Pwr Auth(e)	5.25%		7/1/2018	NR	2,000	1,962,500
Rockport IN Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-	3,500	3,760,142
Rockport IN Wtr Pollution Ctl	1.35%	#(a)	7/1/2025	A-	2,000	2,013,970
Rockport IN Wtr Pollution Ctl	1.35%	#(a)	7/1/2025	A-	2,150	2,165,018
San Antonio Elec & Gas	2.75%	#(a)	2/1/2048	Aa2	8,000	8,177,306
San Antonio Water	2.625%	#(a)	5/1/2049	AA	11,415	12,026,030
SE AL Gas Dist	4.00%	#(a)	12/1/2051	A1	3,000	3,639,054
SE Energy Auth	4.00%	#(a)	11/1/2051	A2	10,450	12,119,363
Tennergy Corp - Morgan Stanley	4.00%	#(a)	12/1/2051	A1	15,000	17,533,807
Texas Municipal Power Agency (AGM)	3.00%		9/1/2024	AA	850	906,261
Texas Municipal Power Agency (AGM)	3.00%		9/1/2025	AA	750	813,890
Texas Municipal Power Agency (AGM)	3.00%		9/1/2026	AA	1,100	1,212,602
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2023	A3	3,000	3,247,886
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2024	A3	2,785	3,122,829
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2025	A3	4,000	4,625,917
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2026	A3	5,000	5,936,104
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2027	A3	5,875	7,134,089
Wise Co IDA - VA Elec & Pwr	0.75%	#(a)	10/1/2040	A2	12,000	12,110,086
WV EDA - Appalachian Pwr	0.625%	#(a)	12/1/2038	A-	6,500	6,448,657
WV EDA - Appalachian Pwr	2.55%	#(a)	3/1/2040	A-	2,000	2,089,132
WV EDA - Appalachian Pwr	2.625%	#(a)	12/1/2042	A-	3,000	3,027,832
York Co IDA - VA Elec & Pwr	1.90%	#(a)	5/1/2033	A2	5,500	5,619,446
Total						430,248,746
Total Municipal Bonds (cost $2,049,951,750)						2,084,918,880

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 10.87%

VARIABLE RATE DEMAND NOTES 10.87%

Corporate-Backed 2.24%
Mobile IDB - AL Power	0.120%	1/3/2022	12/1/2037	A1	$18,750	$18,750,000
MS Business Fin Corp - PSL	1.600%	1/3/2022	11/1/2032	BBB-	1,000	1,000,000
St James Parish - Nucor Steel	0.170%	1/3/2022	11/1/2040	A-	32,400	32,400,000
Total						52,150,000

General Obligation 1.87%
NYC GO ARS	0.150%	1/3/2022	4/1/2042	AA	10,000	10,000,000
NYC GO ARS	0.160%	1/3/2022	4/1/2042	AA	13,000	13,000,000
NYC GO ARS	0.160%	1/3/2022	10/1/2046	AA	20,600	20,600,000
Total						43,600,000

Health Care 4.13%
AL Hlth Care Auth - Baptist Health	0.250%	1/3/2022	11/1/2042	A3	17,055	17,055,000
AR DFA - Baptist Mem Hlth	0.250%	1/3/2022	9/1/2044	BBB+	46,906	46,906,000
Central Bradford PA - Guthrie Clinic	0.220%	1/3/2022	12/1/2041	A	7,065	7,065,000
Lee Memorial Hlth System	0.190%	1/3/2022	4/1/2049	A+	18,780	18,780,000
OH State - Univ Hosp	0.150%	1/3/2022	1/15/2049	A	6,500	6,500,000
Total						96,306,000

Tax Revenue 1.12%
DE Valley Regional Fin Auth	0.170%	1/3/2022	11/1/2055	A+	9,700	9,700,000
NY TFA - Future Tax	0.080%	1/3/2022	2/1/2045	AAA	1,425	1,425,000
NYC TFA - Future Tax	0.060%	1/3/2022	5/1/2034	AAA	6,405	6,405,000
NYC TFA - Future Tax	0.060%	1/3/2022	11/1/2044	AAA	600	600,000
NYC TFA - Future Tax	0.080%	1/3/2022	2/1/2045	AAA	7,905	7,905,000
Total						26,035,000

Transportation 0.14%
Triborough Brdg & Tunl Auth	0.090%	1/3/2022	1/1/2032	Aa1	3,380	3,380,000

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND December 31, 2021

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 1.37%
Appling Co Dev - GA Power	0.140%	1/3/2022	9/1/2041	BBB+	$13,035	$13,035,000
NYC Muni Water	0.060%	1/3/2022	6/15/2050	AA+	16,370	16,370,000
NYC Muni Water	0.070%	1/3/2022	6/15/2045	AA+	2,060	2,060,000
NYC Muni Water	0.090%	1/3/2022	6/15/2049	AA+	625	625,000
Total						32,090,000
Total Short-Term Investments (cost $253,561,000)						253,561,000
Total Investments in Securities 100.28% (cost $2,303,512,750)						2,338,479,880
Other Assets and Liabilities – Net (0.28)%						(6,501,839)
Net Assets 100.00%						$2,331,978,041

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Over Night Financing Rate.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2021, the total value of Rule 144A securities was $27,869,408, which represents 1.20% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Defaulted (non-income producing security).
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND December 31, 2021

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Special Tax	$–	$33,646,112	$2,199,896	$35,846,008
Remaining Industries	–	2,049,072,872	–	2,049,072,872

Short-Term Investments
Variable Rate Demand Notes	–	253,561,000	–	253,561,000
Total	$–	$2,336,279,984	$2,199,896	$2,338,479,880

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.19%

MUNICIPAL BONDS 98.19%

Corporate-Backed 8.16%
Allegheny Co IDA - US Steel	4.875%		11/1/2024	BB-		$4,300	$4,674,914
AZ IDA	3.625%		5/20/2033	BBB		14,440	16,184,092
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		3,005	3,190,134
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		550	609,350
Burke Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+		3,750	3,840,476
CA Muni Fin - Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-		9,850	10,433,131
CA Poll Ctl - Waste Mgmt AMT	3.00%		11/1/2025	A-		9,850	10,687,956
Chandler AZ IDA - Intel Corp AMT	2.70%	#(a)	12/1/2037	A+		7,250	7,498,737
Downtown Doral CDD†	4.25%		12/15/2028	NR		250	271,262
Downtown Doral CDD†	4.75%		12/15/2038	NR		625	725,449
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR		1,640	1,737,378
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-		1,035	1,106,364
Granite City IL - Waste Mgmt AMT	1.25%	#(a)	5/1/2027	A-		5,485	5,493,435
Greater Orlando Aviation - Jet Blue	5.00%		11/15/2026	NR		2,980	3,122,486
Hoover IDA - US Steel AMT	6.375%	#(a)	11/1/2050	BB-		10,850	13,893,199
Houston Arpt - United Airlines AMT	4.00%		7/1/2041	B-	(b)	1,950	2,092,805
Houston Arpt - United Airlines AMT	4.00%		7/15/2041	B-	(b)	5,700	6,117,400
Houston Arpt - United Airlines AMT	5.00%		7/1/2029	Ba3		2,295	2,490,579
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+		1,250	1,271,707
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-		10,000	10,743,980
IN Fin Auth - OVEC	2.50%		11/1/2030	Ba1		1,000	1,022,479
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1		2,600	2,772,869
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1		3,000	3,199,464
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1		9,850	10,504,908
IN Fin Auth - US Steel	4.125%		12/1/2026	BB-		1,625	1,783,255
IN Fin Auth - US Steel AMT	6.75%		5/1/2039	BB-		1,500	1,969,988
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2026	A1		9,425	10,617,098
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2027	A1		8,300	9,336,644
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA		2,000	2,039,307
LA Env Facs - Entergy	2.50%		4/1/2036	A		7,500	7,659,082
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB		18,770	20,591,931
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-		6,850	7,070,027
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-		12,500	13,067,357
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-		5,975	6,291,832

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Liberty Dev Corp - Goldman Sachs	5.25%		10/1/2035	A2	$16,050	$22,686,513
Love Field Arpt - Southwest Airlines	5.00%		11/1/2028	Baa1	1,800	1,868,474
MA DFA - Waste Mgmt AMT†	1.25%	#(a)	5/1/2027	A-	3,250	3,254,998
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	3,800	4,043,786
Matagorda Co Nav Dist - AEP TX Central	4.00%		6/1/2030	A-	8,000	8,369,791
Matagorda Co Nav Dist - AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	3,500	4,199,880
MD EDC - Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	2,570	1,542,000
Met Govt Nashville & Davidson Cnty	4.00%		7/1/2034	AA	10,000	11,849,530
MI Strategic Fd - Waste Mgmt	0.58%	#(a)	8/1/2027	A-	3,000	2,991,590
MI Strategic Fund - GPK AMT	4.00%	#(a)	10/1/2061	BB	3,140	3,504,014
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000	10,516,978
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	10,500	11,074,624
NH National Fin Auth - Covanta†	3.625%	#(a)	7/1/2043	B1	980	1,028,710
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B1	1,970	2,075,479
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1	4,225	4,388,510
NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR	4,868	5,799,562
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	4,650	4,806,240
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	5,500	5,711,282
NJ EDA - Continental Airlines	5.25%		9/15/2029	Ba3	11,320	11,707,844
NJ EDA - Continental Airlines	5.50%		6/1/2033	Ba3	1,500	1,602,912
NJ EDA - Sch Facs	5.00%		6/15/2030	Baa1	2,000	2,433,782
NJ EDA - Sch Facs	5.00%		6/15/2033	Baa1	2,000	2,391,440
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	8,200	9,445,614
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,600	1,654,444
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B	2,000	2,128,991
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	1,875	2,086,233
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR	1,920	2,128,854
NY Liberty Dev Corp - 4 WTC	2.50%		11/15/2036	A	2,500	2,555,903
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-	3,000	3,027,928
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	2,160	2,584,545
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,850	2,334,744
NYC IDA - TRIPS	5.00%		7/1/2022	BBB+	2,330	2,377,286
NYC IDA - TRIPS	5.00%		7/1/2028	BBB+	3,500	3,566,984
OH Air Dev Auth - AEP	1.90%	#(a)	5/1/2026	BBB+	3,285	3,382,556
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	4,500	4,722,578
OH Air Dev Auth - AEP AMT	2.50%	#(a)	11/1/2042	BBB+	5,800	6,369,782

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+	$19,250	$20,248,630
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1	1,500	1,626,778
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	1,390	1,538,901
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	4,955	5,661,016
PA Econ Dev - Waste Mgmt AMT	0.58%	#(a)	8/1/2037	A-	5,500	5,484,582
PA EDA - Consol Energy AMT†	9.00%	#(a)	4/1/2051	CCC	2,375	2,919,790
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1	1,035	1,061,526
PA EDA - Procter & Gamble	5.375%		3/1/2031	AA-	1,365	1,813,678
Parish of St James - Nustar Logistics†	6.10%	#(a)	6/1/2038	BB-	2,860	3,773,694
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	3,000	3,958,420
Phenix City - Meadwestvaco AMT	4.125%		5/15/2035	BBB	1,500	1,533,648
Port Beaumont Nav Dis- Jefferson Rail AMT†	2.75%		1/1/2036	NR	3,125	3,117,787
Port Beaumont Nav Dis- Jefferson Rail AMT†	2.875%		1/1/2041	NR	2,420	2,397,229
Prattville IDB - Intl Paper	5.30%		9/1/2028	Baa2	7,750	9,663,142
Richland Co Env Impt - Intl Paper	3.875%		4/1/2023	BBB	6,715	6,992,387
Rockdale Co Dev Auth - Pratt Paper AMT†	4.00%		1/1/2038	NR	5,205	5,868,407
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	3,930	4,127,817
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	1,000	1,040,852
Sky Harbour Capital Aviation AMT	4.00%		7/1/2036	NR	5,000	5,201,274
St Charles Parish - Valero Energy	4.00%	#(a)	12/1/2040	BBB	10,435	10,589,274
St James Parish - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000	1,138,269
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	3,950	4,366,172
VA Small Bus Fing - Covanta AMT†	5.00%	#(a)	1/1/2048	B	440	459,171
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	430	453,901
Valparaiso Facs - Pratt Paper AMT	6.75%		1/1/2034	NR	5,000	5,523,597
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB	7,500	7,788,828
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	4,900	3,724,000	(d)
Whiting Env Facs - BP AMT	5.00%	#(a)	11/1/2045	A2	6,855	7,120,246
WI PFA - American Dream†	5.00%		12/1/2027	NR	5,820	5,942,022
WI PFA - American Dream†	6.75%		12/1/2042	NR	5,000	5,447,892
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB	6,500	7,496,773
WI PFA - Sky Harbour AMT	4.00%		7/1/2041	NR	2,500	2,636,074
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	1,075	1,094,060
WI PFA - TRIPS AMT	5.25%		7/1/2028	BBB+	3,750	3,822,426
WI PFA- Waste Mgmt AMT	1.10%	#(a)	7/1/2029	A-	13,000	13,089,588
Yavapai Co IDA - Waste Mgmt AMT	1.30%	#(a)	6/1/2027	A-	4,650	4,669,399
Total						553,716,706

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education 3.62%
Barrington Cmnty Unit Sch Dist No 220	3.00%	12/1/2032	AAA	$6,310	$7,154,107
CA Fin Auth - Biola Univ	5.00%	10/1/2028	Baa1	420	450,278
CA Fin Auth - Biola Univ	5.00%	10/1/2030	Baa1	430	459,602
CA Sch Fin - Aspire†	5.00%	8/1/2036	NR	125	145,015
CA Sch Fin - Aspire†	5.00%	8/1/2036	BBB	1,475	1,667,463
CA Sch Fin - Green Dot Charter†	5.00%	8/1/2045	BBB-	1,805	1,994,677
CA State Univ Sys	5.00%	11/1/2026	Aa2	2,750	3,223,043
Cap Trust Ed - Renaissance Charter†	5.00%	6/15/2039	NR	2,160	2,357,374
Chicago Brd Ed	5.00%	12/1/2034	BB	3,000	3,550,582
Chicago Brd Ed	5.00%	12/1/2036	BB	9,000	10,630,889
Clifton Higher Ed - Intl Ldrshp Sch	5.125%	8/15/2030	NR	3,500	3,944,626
CT Hlth & Ed - Quinnipiac Univ	5.00%	7/1/2033	A-	8,230	9,281,034
Dutchess Co LDC - Bard College†	5.00%	7/1/2040	BB+	1,150	1,395,191
Dutchess Co LDC - Bard College†	5.00%	7/1/2045	BB+	2,000	2,399,028
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2027	BB+	2,000	2,209,250
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2032	BB+	2,400	2,714,672
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	215	222,490
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2035	Baa3	2,600	2,981,398
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2030	Baa3	625	785,264
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2031	Baa3	600	748,925
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2032	Baa3	500	621,248
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2033	Baa3	1,000	1,237,623
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2034	Baa3	2,620	3,236,212
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2036	Baa3	3,225	3,965,307
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A+	8,620	8,823,895
IL Fin Auth - Noble Chtr Sch	5.00%	9/1/2025	BBB	1,225	1,329,004
IL Fin Auth - Univ Chicago	5.00%	10/1/2030	Aa2	8,000	8,963,199
Lincoln Co - Augustana College	4.00%	8/1/2041	BBB-	500	566,395
MA DFA - Emerson Clg	5.00%	1/1/2026	BBB+	5,135	5,781,729
MA DFA - Emerson Clg	5.00%	1/1/2027	BBB+	2,700	3,034,065
MA DFA - Emerson Clg	5.00%	1/1/2028	BBB+	1,810	2,031,133
MA DFA - Emmanuel College	5.00%	10/1/2032	Baa2	5,000	5,872,337
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3	1,500	1,674,467
Nova Southeastern Univ	5.00%	4/1/2037	A-	5,000	6,063,658
Nova Southeastern Univ	5.00%	4/1/2038	A-	2,500	3,027,937
NV Dept of Bus & Ind - Somerset Academy†	4.50%	12/15/2029	BB	585	643,275
NV Dept of Bus & Ind - Somerset Academy†	5.00%	12/15/2038	BB	1,000	1,103,698

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
NY Dorm - Montefiore	4.00%		9/1/2039	BBB-	$2,300	$2,660,589
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2026	A-	5,000	5,742,041
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2027	A-	10,000	11,458,081
NY Dorm - Pace Univ	5.00%		5/1/2023	BBB-	980	1,037,454
NY Dorm - Pace Univ	5.00%		5/1/2026	BBB-	980	1,033,026
NY Dorm - PIT	4.00%		2/15/2034	AA+	5,000	5,718,436
NY Dorm - SUNY	5.00%		7/1/2026	Aa3	2,000	2,305,692
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	4,880	5,616,733
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	500	575,860
Penn State Univ	5.00%		9/1/2037	Aa1	2,545	3,272,659
Pima IDA - American Leadership Acad†	4.75%		6/15/2037	NR	4,500	4,589,781
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2029	A2	1,500	1,655,054
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2031	A2	1,360	1,500,582
Troy Cap Res Corp - RPI	5.00%		8/1/2024	A3	1,000	1,113,796
Troy Cap Res Corp - RPI	5.00%		8/1/2025	A3	2,630	3,027,439
Troy Cap Res Corp - RPI	5.00%		8/1/2026	A3	1,000	1,165,428
Troy Cap Res Corp - RPI	5.00%		8/1/2027	A3	1,600	1,856,921
Univ of Connecticut	5.00%		11/1/2032	Aa3	3,740	4,683,784
Univ of CT	5.00%		4/15/2031	Aa3	8,605	10,640,502
Univ of CT	5.00%		4/15/2035	Aa3	5,350	6,570,917
Univ of Houston	5.00%		2/15/2029	AA	10,280	12,073,206
Univ of Illinois (AGM)	4.00%		4/1/2033	AA	4,905	5,669,282
Univ of Illinois (AGM)	4.00%		4/1/2034	AA	5,100	5,886,965
Univ of North Carolina - Wilmington	5.00%		6/1/2023	A1	2,435	2,595,615
Univ of North Carolina - Wilmington	5.00%		6/1/2024	A1	2,560	2,836,761
University of CA	4.00%		5/15/2038	AA-	7,500	9,118,461
VA Clg Bldg Auth	4.00%		9/1/2035	AA+	8,795	10,328,750
Wayne State Univ	4.00%		11/15/2034	Aa3	3,900	4,384,760
Total						245,408,665

Energy 0.55%
PEFA Gas - Goldman Sachs	5.00%	#(a)	9/1/2049	A3	32,000	37,414,694

Financial Services 0.23%
Berks Co IDA - Tower Hlth	4.00%		11/1/2031	BB-	2,280	2,472,511
Berks Co IDA - Tower Hlth	5.00%		11/1/2030	BB-	1,315	1,514,615
MA Ed Fin Auth AMT	3.625%		7/1/2034	AA	4,020	4,198,661
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2030	Aaa	2,250	2,404,852

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Financial Services (continued)
NJ Higher Ed Assistance Auth AMT	4.00%	12/1/2032	Aaa	$2,575	$2,723,330
NJ Higher Ed Assistance Auth AMT	4.00%	12/1/2034	Aaa	2,300	2,432,489	(d)
Total					15,746,458

General Obligation 18.56%
Barrington SD	4.00%	12/1/2036	AAA	2,650	3,129,734
Barrington SD	4.00%	12/1/2038	AAA	6,415	7,551,715
Barrington SD	4.00%	12/1/2039	AAA	2,000	2,350,629
Bay Area Rapid Transit Dist	3.00%	8/1/2038	Aaa	1,500	1,646,005
Bellwood GO	5.875%	12/1/2027	A	5,000	5,257,810
Bellwood GO	6.15%	12/1/2032	A	3,770	3,972,723
CA State GO	3.00%	10/1/2033	Aa2	14,150	15,798,798
CA State GO	3.00%	11/1/2035	Aa2	3,250	3,619,161
CA State GO	4.00%	3/1/2036	Aa2	21,330	25,708,262
CA State GO	4.00%	10/1/2036	Aa2	5,000	6,025,489
CA State GO	4.00%	3/1/2046	Aa2	3,500	4,125,674
CA State GO	5.00%	10/1/2027	Aa2	10,000	10,588,189
CA State GO	5.00%	4/1/2029	Aa2	8,000	10,284,550
CA State GO	5.00%	9/1/2030	Aa2	10,000	11,581,726
CA State GO	5.00%	10/1/2030	Aa2	7,025	8,867,083
CA State GO	5.00%	4/1/2032	Aa2	13,850	19,036,182
CA State GO	5.00%	12/1/2034	Aa2	3,000	3,976,003
CA State GO (AGM)	5.25%	8/1/2032	AA	10,000	13,882,911
Chabot/Las Positas CCD	5.00%	8/1/2023	AA	3,000	3,226,171
Chabot-Las Positas CCD	3.00%	8/1/2035	AA	2,750	3,048,560
Chabot-Las Positas CCD	3.00%	8/1/2036	AA	1,250	1,376,634
Chabot-Las Positas CCD	3.00%	8/1/2037	AA	2,500	2,736,506
Chabot-Las Positas CCD	3.00%	8/1/2038	AA	2,500	2,720,999
Chicago Brd Ed	5.00%	12/1/2029	BB	3,000	3,676,306
Chicago Brd Ed	5.00%	12/1/2030	BB	3,500	4,363,788
Chicago Brd Ed	5.00%	12/1/2030	BB	5,100	6,222,104
Chicago Brd Ed	5.00%	12/1/2030	BB	5,000	5,968,060
Chicago Brd Ed	5.00%	12/1/2031	BB	1,500	1,824,462
Chicago Brd Ed	5.00%	12/1/2032	BB	4,845	5,883,882
Chicago Brd Ed	5.00%	12/1/2033	BB	900	1,091,534
Chicago Brd Ed	5.00%	12/1/2033	BB	3,275	4,118,816
Chicago Brd Ed	5.00%	12/1/2034	BB	475	575,121
Chicago Brd Ed	5.00%	12/1/2034	BB	3,750	4,706,368

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed	5.00%	12/1/2035	BB	$450	$544,275
Chicago Brd Ed	5.00%	12/1/2036	BB	1,000	1,251,797
Chicago Brd Ed	5.00%	12/1/2039	BB	2,340	2,911,821
Chicago Brd Ed	5.00%	12/1/2046	BB	7,500	8,923,538
Chicago Brd Ed†	6.75%	12/1/2030	BB	5,000	6,540,200
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,560	3,127,238
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,860	3,497,376
Chicago Brd Ed (AGM)	5.00%	12/1/2029	AA	4,220	5,242,326
Chicago Brd Ed (AGM)	5.00%	12/1/2030	AA	2,500	3,095,480
Chicago Brd Ed (AGM)	5.00%	12/1/2032	AA	1,250	1,540,908
Chicago Brd Ed (AGM)	5.00%	12/1/2035	AA	3,000	3,683,239
Chicago GO	4.00%	1/1/2035	BBB+	10,750	12,410,346
Chicago GO	4.00%	1/1/2036	BBB+	8,195	9,434,073
Chicago GO	5.00%	1/1/2022	BBB+	7,770	7,770,000
Chicago GO	5.00%	1/1/2024	BBB+	15,000	16,273,828
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,849,087
Chicago GO	5.00%	1/1/2028	BBB+	6,900	8,305,446
Chicago GO	5.00%	1/1/2029	BBB+	7,750	9,479,219
Chicago GO	5.00%	1/1/2030	BBB+	2,000	2,478,942
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,556,572
Chicago GO	5.125%	1/1/2027	BBB+	3,100	3,491,471
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,344,720
Chicago GO	5.25%	1/1/2029	BBB+	2,025	2,287,539
Chicago GO	5.50%	1/1/2037	BBB+	1,250	1,418,796
Chicago GO	5.50%	1/1/2049	BBB+	3,750	4,609,366
Chicago GO	5.625%	1/1/2030	BBB+	1,835	2,224,007
Chicago GO	5.75%	1/1/2033	BBB+	7,000	8,502,891
Chicago GO	6.00%	1/1/2038	BBB+	15,890	19,370,704
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+	2,260	1,896,496
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA	4,600	5,568,399
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA	6,715	8,106,967
City of Schaumburg	3.00%	12/1/2031	AAA	1,300	1,367,841
City of Skokie	3.00%	12/1/2029	Aa2	1,080	1,207,799
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,614,928
Clark Co GO	4.00%	11/1/2035	AA+	2,395	2,628,993
Clark Co GO	4.00%	6/1/2037	AA+	6,890	8,127,585
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,327,766

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Clark Co Sch Dist (BAM)	5.00%	6/15/2029	AA	$5,000	$6,403,624
Clark Co SD	4.00%	6/15/2032	A+	9,845	12,048,705
Clark Co SD	5.00%	6/15/2030	A+	8,470	10,999,887
Clark Co SD (AGM)	4.00%	6/15/2036	AA	1,250	1,490,954
Clark Co SD (AGM)	5.00%	6/15/2028	AA	1,000	1,255,396
Clark Co SD (AGM)	5.00%	6/15/2029	AA	2,030	2,599,871
Clark Co SD (AGM)	5.00%	6/15/2031	AA	650	843,635
Clark Co SD (AGM)	5.00%	6/15/2033	AA	1,380	1,783,422
Cook Co GO	5.00%	11/15/2025	A+	6,000	6,238,690
Cook Co GO	5.00%	11/15/2031	A+	3,650	4,785,110
Cook Co GO	5.00%	11/15/2032	A+	2,400	3,137,291
Cook Co GO	5.00%	11/15/2033	A+	2,350	3,064,562
CT State GO	4.00%	1/15/2029	Aa3	10,000	12,000,277
CT State GO(e)	4.00%	1/15/2030	Aa3	6,800	8,269,165
CT State GO(e)	4.00%	1/15/2031	Aa3	8,050	9,924,876
CT State GO(e)	4.00%	1/15/2032	Aa3	4,630	5,789,503
CT State GO	4.00%	1/15/2034	Aa3	7,230	8,669,745
CT State GO(e)	4.00%	1/15/2035	Aa3	5,900	7,255,438
CT State GO	4.00%	1/15/2036	Aa3	20,000	23,876,558
CT State GO	4.00%	4/15/2037	Aa3	1,825	2,154,343
CT State GO	4.00%	6/15/2037	Aa3	775	904,765
CT State GO	5.00%	10/15/2028	Aa3	12,500	14,992,576
CT State GO	5.00%	1/15/2030	Aa3	12,500	16,224,482
CT State GO	5.00%	6/15/2032	Aa3	2,000	2,489,051
CT State GO	5.00%	11/15/2033	Aa3	3,000	3,488,555
CT State GO	5.00%	6/15/2034	Aa3	1,100	1,367,494
CT State GO	5.00%	6/15/2035	Aa3	1,125	1,397,543
CT State GO	5.00%	4/15/2036	Aa3	1,150	1,446,841
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	251,504
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,603,727
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,359,127
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,651,559
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,681,959
HI Harbor System AMT	4.00%	7/1/2035	Aa3	1,325	1,584,896
HI State GO	5.00%	8/1/2026	AA+	7,590	8,495,252
Houston GO	5.00%	3/1/2024	AA	2,000	2,199,406
Howard Co GO	3.00%	8/15/2036	AAA	1,910	2,096,574

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Howard Co GO	3.00%	8/15/2037	AAA	$2,255	$2,470,863
IL State GO	4.00%	10/1/2034	BBB	5,000	5,852,869
IL State GO	4.00%	12/1/2034	BBB	10,000	11,905,600
IL State GO	4.00%	10/1/2035	BBB	5,000	5,841,911
IL State GO	4.00%	3/1/2038	BBB	1,125	1,313,440
IL State GO	4.00%	3/1/2039	BBB	2,100	2,446,021
IL State GO	5.00%	7/1/2022	BBB	6,500	6,650,959
IL State GO	5.00%	8/1/2023	BBB	5,350	5,730,939
IL State GO	5.00%	8/1/2024	BBB	14,565	14,954,803
IL State GO	5.00%	11/1/2027	BBB	5,000	5,911,236
IL State GO	5.00%	2/1/2028	BBB	13,620	16,118,999
IL State GO	5.00%	11/1/2029	BBB	2,800	3,298,745
IL State GO	5.00%	12/1/2030	BBB	10,000	12,830,860
IL State GO	5.00%	3/1/2032	BBB	3,450	4,435,165
IL State GO	5.00%	10/1/2032	BBB	6,300	7,681,506
IL State GO	5.00%	10/1/2033	BBB	1,300	1,582,810
IL State GO	5.00%	10/1/2033	BBB	5,000	6,087,732
IL State GO	5.00%	3/1/2034	BBB	4,000	5,112,710
IL State GO	5.00%	3/1/2036	BBB	3,250	4,130,696
IL State GO	5.00%	5/1/2036	BBB	7,480	9,038,923
IL State GO	5.25%	5/1/2023	BBB	5,000	5,318,764
IL State GO	5.25%	7/1/2030	BBB	5,430	5,816,205
IL State GO	5.25%	2/1/2034	BBB	3,295	3,598,986
IL State GO	5.50%	5/1/2030	BBB	6,395	8,367,149
IL State GO	5.50%	7/1/2038	BBB	5,000	5,358,620
IL State GO	5.50%	5/1/2039	BBB	11,000	14,064,547
LA State GO	5.00%	5/1/2028	AA-	11,180	12,809,223
LA State GO	5.00%	3/1/2031	AA-	5,000	6,351,738
Lake Cnty IL Sch Dist #113	4.00%	1/1/2032	Aaa	4,130	4,853,914
Lake Co GO	3.50%	11/30/2031	AAA	1,825	1,942,361
Lane Co Sch Dist #4J	4.00%	6/15/2034	Aa1	9,000	9,804,510
Lubbock GO	5.00%	2/15/2026	AA+	11,810	13,460,762
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250	2,340,124
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500	2,707,514
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000	4,467,640
MD State GO	5.00%	8/1/2033	AAA	7,500	10,157,428
Memphis TN GO	4.00%	5/1/2038	AA	6,395	7,487,176

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
MI Strategic Fund - I-75 AMT (AGM)	4.25%	12/31/2038	AA	$2,500	$2,933,182
Miami-Dade Co GO	5.00%	7/1/2038	AA	4,830	6,137,774
Mississippi GO	5.00%	10/1/2034	AA	3,845	4,838,705
Mississippi GO	5.00%	10/1/2035	AA	6,500	8,170,447
Mississippi GO	5.00%	10/1/2036	AA	5,000	6,272,555
Nassau Co GO (AGM)	4.00%	4/1/2034	AA	3,130	3,824,447
Nassau Co GO (AGM)	4.00%	4/1/2035	AA	2,415	2,940,198
Nassau Co GO (AGM)	4.00%	4/1/2036	AA	4,030	4,886,337
Nassau Co GO (AGM)	4.00%	4/1/2037	AA	4,680	5,652,256
Nassau Co GO (AGM)	5.00%	1/1/2026	AA	10,000	11,678,608
New Orleans GO	4.00%	10/1/2032	A+	2,580	3,148,626
New Orleans GO	4.00%	10/1/2033	A+	2,680	3,256,389
New Orleans GO	4.00%	10/1/2034	A+	2,785	3,368,116
NJ State GO	2.00%	6/1/2027	A3	12,635	13,271,450
NJ State GO	4.00%	6/1/2030	A3	10,000	12,136,626
NJ State GO	4.00%	6/1/2031	A3	15,255	18,788,359
NJ State GO	4.00%	6/1/2032	A3	12,680	15,842,861
NJ State GO	5.00%	6/1/2026	A3	10,000	11,829,105
NJ State GO	5.00%	6/1/2027	A3	3,650	4,438,280
NJ State GO	5.00%	6/1/2029	A3	5,000	6,034,595
NV State GO	5.00%	11/1/2026	AA+	7,500	8,599,534
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500	2,703,784
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2031	AA	5,370	6,769,998
NYC GO	4.00%	8/1/2036	AA	6,000	7,172,923
NYC GO	4.00%	8/1/2037	AA	2,500	2,977,765
NYC GO	5.00%	8/1/2022	AA	220	220,801
NYC GO	5.00%	8/1/2025	AA	12,000	12,878,968
NYC GO	5.00%	8/1/2026	AA	5,235	5,254,383
NYC GO	5.00%	8/1/2030	AA	7,000	9,201,233
NYC GO	5.00%	8/1/2032	AA	1,750	2,202,643
NYC GO	5.00%	10/1/2032	AA	3,500	4,485,415
NYC GO	5.00%	10/1/2033	AA	4,500	5,754,385
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2040	AA	5,000	5,363,989
Oyster Bay GO (AGM)	2.00%	3/1/2030	AA	2,125	2,169,575
Oyster Bay GO (AGM)	2.00%	3/1/2031	AA	2,040	2,068,798
Oyster Bay GO (AGM)	2.00%	3/1/2033	AA	1,415	1,417,157
PA State GO	4.00%	3/1/2035	Aa3	12,500	14,472,861

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
PA State GO	4.00%		3/1/2038	Aa3	$8,020	$9,226,279
PA State GO	5.00%		1/15/2028	Aa3	10,000	12,094,746
PA State GO	5.00%		5/15/2030	Aa3	6,500	8,517,149
Perris UHSD (AGM)	4.00%		9/1/2037	AA	2,000	2,380,286
Perris UHSD (AGM)	4.00%		9/1/2039	AA	5,050	5,990,267
Perris UHSD (AGM)	4.00%		9/1/2040	AA	1,935	2,291,898
Philadelphia GO	5.00%		2/1/2030	A	2,750	3,503,487
Philadelphia GO	5.00%		2/1/2031	A	2,500	3,178,979
Philadelphia GO	5.00%		2/1/2032	A	1,750	2,220,659
Philadelphia GO	5.00%		2/1/2033	A	2,500	3,166,942
Philadelphia Sch Dist	5.00%		9/1/2026	A1	500	591,073
Philadelphia Sch Dist	5.00%		9/1/2027	A1	600	729,047
Philadelphia Sch Dist	5.00%		9/1/2028	A1	500	621,110
Philadelphia Sch Dist	5.00%		9/1/2030	A1	2,500	3,196,025
Philadelphia Sch Dist	5.00%		9/1/2031	A1	2,500	3,184,974
Philadelphia Sch Dist	5.00%		9/1/2032	A1	3,200	4,070,808
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA	5,000	5,988,323
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA	5,000	5,969,724
Pierce Sch Dist No 403 Bethel	5.00%		12/1/2032	Aaa	5,350	6,822,797
PR Comwlth GO(c)	8.00%		7/1/2035	NR	20,250	18,022,500
PR Comwlth GO (AGM)	5.00%		7/1/2035	AA	2,115	2,130,258
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA	855	860,106
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	NR	570	570,861
PR Pub Bldg Auth GTD (AMBAC)	10.00%	#(a)	7/1/2035	NR	4,245	4,372,350
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-	2,240	2,571,541
RI State GO	5.00%		8/1/2029	AA	7,500	9,199,321
Romeoville GO	4.00%		12/30/2036	Aa2	4,725	5,558,831
Romeoville GO	4.00%		12/30/2037	Aa2	3,800	4,462,410
Suffolk Co GO (BAM)	2.00%		6/15/2033	AA	7,555	7,575,965
VT EDA - Casella Waste AMT†	4.625%	#(a)	4/1/2036	B	750	875,126
Wake Co Ltd Ob	4.00%		12/1/2031	AA+	5,000	5,773,923
WI PFA - American Dream†	7.00%		12/1/2050	NR	4,000	4,387,527
Total						1,259,352,165

Health Care 12.03%
Allegheny Co Hosp Auth - UPMC	4.00%		7/15/2038	A	4,950	5,774,827
Allegheny County Health Network	5.00%		4/1/2030	A	4,750	5,839,862
Allegheny County Health Network	5.00%		4/1/2031	A	6,000	7,350,626

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Antelope Valley Hlth	5.00%		3/1/2031	BBB		$7,000	$7,810,914
AR DFA - Baptist Mem Hlth	1.65% (MUNIPSA * 1 + 1.55%	)#	9/1/2044	BBB+		12,000	12,001,489
Atlantic Beach Hlth Facs - Fleet Landing	5.00%		11/15/2028	BBB	(b)	2,020	2,151,750
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%		2/1/2030	A+		6,000	6,021,754
Berks Co IDA - Tower Hlth	5.00%		11/1/2036	BB-		1,835	2,089,023
Berks Co IDA - Tower Hlth	5.00%		11/1/2037	BB-		5,075	5,762,916
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-		3,000	3,263,624
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR		1,000	997,943
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2030	BB+		2,075	2,589,381
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2031	BB+		1,150	1,459,262
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2032	BB+		1,000	1,270,416
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540	1,601,000
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000	1,040,793
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000	2,079,994
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880	5,071,096
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705	3,846,478
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300	1,345,696
CA Hlth - CommonSpirit	4.00%		4/1/2035	A-		3,065	3,676,868
CA Hlth - CommonSpirit	4.00%		4/1/2036	A-		5,000	5,984,490
CA Hlth - Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+		1,250	1,482,691
CA Hlth - Sutter Hlth	5.00%		11/15/2032	A1		2,000	2,467,779
CA Hlth - Sutter Hlth	5.00%		11/15/2033	A1		2,450	3,019,527
CA Hlth - Sutter Hlth	5.00%		11/15/2034	A1		3,350	4,124,941
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000	5,861,513
CA Muni Fin - Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305	3,763,938
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-		1,000	1,215,829
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2041	BB-		1,000	1,151,679
CA Stwde - Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500	1,834,353
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2023	BBB+		3,000	3,150,541
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2024	BBB+		3,730	4,071,316
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2025	BBB+		1,250	1,364,446
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2027	BBB+		1,000	1,088,022
City of Oroville- Oroville Hsp	5.25%		4/1/2034	B+		2,300	2,654,140
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2029	AA-		7,090	8,369,972
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2030	AA-		4,500	5,329,850
CO Hlth Fac Auth - CommonSpirit	4.00%		8/1/2039	A-		2,500	2,911,894

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CO Hlth Facs - Adventhealth Obligated	4.00%		11/15/2043	AA		$6,715	$7,878,035
CO Hlth Facs - Valley View Hosp	2.80%	#(a)	5/15/2042	A		2,315	2,361,608
CO Hlth Facs Auth - Commonspirit	5.00%		8/1/2031	A-		3,000	3,804,429
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2032	BB+		370	453,317
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2034	BB+		225	274,797
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2039	BB+		1,000	1,211,254
CT Hlth & Ed - Trinity Hlth Corp	5.00%		12/1/2041	AA-		5,150	6,052,818
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2034	A-		1,750	2,039,275
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2035	A-		2,500	2,908,940
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2028	A-		5,000	6,226,927
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2029	A-		5,250	6,682,610
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2037	BBB-		5,000	5,883,801
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700	1,989,990
Duluth EDA - St Lukes Hsp	5.75%		6/15/2032	NR		4,250	4,334,881
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		900	1,086,925
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,900	2,284,684
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000	1,201,335
Franklin Co IDA - Menno-Haven	5.00%		12/1/2031	NR		1,000	1,110,172
Franklin Co IDA - Menno-Haven	5.00%		12/1/2033	NR		1,000	1,106,610
Franklin Co IDA - Menno-Haven	5.00%		12/1/2038	NR		1,000	1,101,095
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%		2/15/2033	A		9,630	12,269,492
Geisinger Health	4.00%		4/1/2039	AA-		8,000	9,365,771
Geisinger Health	5.00%	#(a)	4/1/2043	AA-		12,355	15,731,173
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,610,485
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2035	A-		3,300	4,021,431
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2036	A-		3,000	3,650,109
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2037	A-		10,000	12,146,639
Guadalupe Co - Seguin City Hospital	5.25%		12/1/2035	BB		3,000	3,300,000
Harris Co Cultural Ed - Brazos	4.00%		1/1/2023	BBB-	(b)	255	258,607
Harris Co Cultural Ed - Brazos	6.375%		1/1/2033	BBB-	(b)	1,385	1,449,384
HI Dept Budget - Kahala Nui	5.00%		11/15/2027	A	(b)	1,500	1,553,598
IA Fin Auth - Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	BB-		8,095	8,771,728
IL Fin Auth - Ascension Health	4.00%		2/15/2033	AA+		5,000	5,705,010
IL Fin Auth - Centegra Hlth	5.00%		9/1/2034	AA+		1,015	1,138,313
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2031	AA-		2,000	2,616,961
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2033	AA-		1,250	1,624,156
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000	1,231,713

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
IL Fin Auth - Plymouth Place	5.00%		5/15/2030	BB+	(b)	$1,690	$1,935,755
IL Fin Auth - Silver Cross Hsp	5.00%		8/15/2035	A3		4,500	5,138,030
Jefferson Co Hlth - Norton Healthcare	4.00%		10/1/2039	A		1,185	1,368,427
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(b)	1,075	1,125,800
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(b)	1,000	1,070,938
Kirkwood IDA - Aberdeen Heights	5.25%		5/15/2037	BB-	(b)	2,000	2,239,231
KS Hlth Facs- Adventhealth Obligated	5.00%	#(a)	11/15/2054	AA		7,000	8,850,392
KY EDFA - Masonic Homes	5.375%		11/15/2032	NR		2,385	2,412,045
KY EDFA - Owensboro Hlth	5.00%		6/1/2029	Baa2		4,235	5,044,948
KY EDFA - Owensboro Hlth	5.00%		6/1/2032	Baa2		6,000	7,082,045
Lakeland Regional Health	4.00%		11/15/2034	A2		4,000	4,870,119
Lakeland Regional Health	4.00%		11/15/2035	A2		3,530	4,291,400
Lakeland Regional Health	4.00%		11/15/2036	A2		3,700	4,482,519
Lakeland Regional Health	4.00%		11/15/2037	A2		2,400	2,895,572
Lakeland Regional Health	4.00%		11/15/2038	A2		2,265	2,722,814
Lakeland Regional Health	4.00%		11/15/2039	A2		2,000	2,395,032
Lee Memorial Hlth System	5.00%		4/1/2036	A+		4,535	5,642,833
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2029	A+		4,345	5,537,802
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2034	A		1,000	1,251,505
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2036	A		2,000	2,490,128
MA DFA - Atrius Hlth	5.00%		6/1/2039	BBB		1,250	1,547,269
MA DFA - Partners Hlthcare Sys	5.00%		7/1/2030	AA-		9,660	11,905,451
MA DFA - Wellforce Hlth	4.00%		7/1/2035	BBB+		2,000	2,292,347
MA DFA - Wellforce Hlth	4.00%		7/1/2037	BBB+		3,930	4,488,572
MA DFA - Wellforce Hlth	5.00%		7/1/2038	BBB+		1,000	1,224,144
MA DFA - Wellforce Hlth	5.00%		7/1/2039	BBB+		2,250	2,749,984
Maricopa Cnty AZ IDA - Banner Health	5.00%		1/1/2028	AA-		5,000	6,204,675
Maricopa Co IDA - Honor Health	5.00%		9/1/2033	A2		500	621,801
Maricopa Co IDA - Honor Health	5.00%		9/1/2034	A2		1,000	1,241,705
Maricopa Co IDA - Honor Health	5.00%		9/1/2035	A2		1,000	1,240,222
Maricopa Co IDA - Honor Health	5.00%		9/1/2036	A2		1,800	2,229,167
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%		7/1/2031	BBB+		1,100	1,123,938
MD Hlth & HI ED - Univ of MD Med	5.00%	#(a)	7/1/2045	A		6,500	7,771,351
Meadville Med Center	6.00%		6/1/2036	NR		3,830	4,332,148
Met Nash/Davidson Hlth - Vanderbilt Med	5.00%		7/1/2031	A3		1,300	1,542,224
MI Fin Auth - Crittenton Hospital	5.00%		6/1/2022	NR		2,960	3,018,174
MI Fin Auth - Crittenton Hospital	5.00%		6/1/2027	NR		7,250	7,392,488

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
MI Fin Auth - Trinity Health	4.00%		12/1/2039	AA-		$7,065	$8,345,749
MI Fin Auth - Trinity Health	5.00%		12/1/2035	AA-		5,000	6,139,749
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%		11/15/2030	Baa1		1,500	1,680,691
Miami Dade Co Hlth - Miami Childrens Hsp	5.125%		8/1/2037	A		12,150	13,061,788
Miami Dade Co Hlth - Miami Childrens Hsp	5.25%		8/1/2042	A		8,855	9,536,888
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2024	Ba1		4,000	4,359,133
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2026	Ba1		2,000	2,275,616
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2028	Ba1		3,000	3,409,651
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2036	A		1,350	1,564,087
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2038	A		2,250	2,597,584
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2039	A		4,140	4,771,226
Montgomery Co IDA - Whitemarsh	5.00%		1/1/2030	NR		2,000	2,154,049
Moon IDC - Baptist Homes Soc	5.125%		7/1/2025	NR		3,770	4,118,733
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2033	BB+		10,500	10,917,063
Nassau Co LEAC - Winthrop Univ Hsp	5.00%		7/1/2027	A3		3,000	3,072,260
NC Med - Lutheran Svcs	4.75%		3/1/2032	NR		2,550	2,568,077
NC Med - Southminster	5.00%		10/1/2031	NR		1,750	1,900,795
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2026	Aa3		2,000	2,392,343
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2028	Aa3		3,170	3,870,419
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2028	AA-		5,500	6,729,991
NJ Hlth - St Josephs Hlth	4.00%		7/1/2048	BBB-		15,000	16,483,923
NJ Hlth - St Josephs Hlth	5.00%		7/1/2028	BBB-		1,300	1,528,077
NJ Hlth - St Josephs Hlth	5.00%		7/1/2029	BBB-		1,605	1,883,747
NJ Hlth - St Josephs Hlth	5.00%		7/1/2030	BBB-		1,100	1,289,398
NJ Hlth - St Josephs Hlth	5.00%		7/1/2031	BBB-		1,110	1,299,134
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BBB-		6,500	6,520,790
NJ Hlth - St Peters Univ Hsp	6.00%		7/1/2026	BBB-		5,500	5,516,770
NJ Hlth - St Peters Univ Hsp	6.25%		7/1/2035	BBB-		2,050	2,056,493
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2028	AA		2,000	2,295,024
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2036	A		1,000	1,176,073
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2037	A		1,000	1,173,787
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2029	A		1,000	1,279,473
NM Hsp - Haverland	5.00%		7/1/2032	BB+	(b)	1,000	1,023,402
Norfolk EDA - Sentara Hlth	5.00%	#(a)	11/1/2048	AA		5,500	6,922,874
NY Dorm - Catholic Hlth	4.00%		7/1/2037	BB+		1,100	1,213,244
NY Dorm - Catholic Hlth	4.00%		7/1/2039	BB+		1,000	1,099,398
NY Dorm - Catholic Hlth	4.00%		7/1/2040	BB+		850	933,153

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm - Catholic Hlth	5.00%		7/1/2036	BB+	$1,945	$2,300,705
NY Dorm - Montefiore	4.00%		8/1/2036	BBB-	1,780	2,029,383
NY Dorm - Montefiore	4.00%		9/1/2036	BBB-	1,555	1,808,869
NY Dorm - Montefiore	4.00%		8/1/2037	BBB-	650	739,787
NY Dorm - Montefiore	4.00%		8/1/2038	BBB-	900	1,022,918
NY Dorm - Montefiore	4.00%		9/1/2038	BBB-	2,940	3,407,197
NY Dorm - Montefiore	4.00%		9/1/2040	BBB-	3,150	3,638,204
NY Dorm - Montefiore	5.00%		9/1/2031	BBB-	800	1,009,427
NY Dorm - Montefiore	5.00%		9/1/2032	BBB-	1,300	1,636,664
NY Dorm - Montefiore	5.00%		8/1/2033	BBB-	1,045	1,271,540
NY Dorm - Montefiore	5.00%		9/1/2033	BBB-	1,000	1,256,945
NY Dorm - Montefiore	5.00%		8/1/2034	BBB-	500	607,498
NY Dorm - Montefiore	5.00%		9/1/2034	BBB-	2,380	2,986,111
NY Dorm - Montefiore	5.00%		8/1/2035	BBB-	900	1,092,146
NY Dorm - Montefiore	5.00%		9/1/2035	BBB-	2,620	3,282,569
NY Dorm - Orange Reg Med Ctr†	5.00%		12/1/2030	BBB-	1,100	1,314,811
NY Dorm - Orange Reg Med Ctr†	5.00%		12/1/2031	BBB-	1,600	1,908,236
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2026	BBB-	1,500	1,797,296
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2027	BBB-	1,300	1,576,575
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2028	BBB-	2,000	2,412,066
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2029	BBB-	2,700	3,238,932
NYC Hlth & Hsp Corp	5.00%		2/15/2023	Aa3	4,000	4,212,256
OH Hosp Fac - Premier Hlt	4.00%		11/15/2039	Baa1	6,000	6,876,192
OH State - Univ Hosp	4.00%		1/15/2037	A	1,900	2,183,616
OH State - Univ Hosp	4.00%		1/15/2041	A	1,900	2,168,604
OH State - Univ Hosp	5.00%		1/15/2036	A	3,295	4,055,384
OK DFA - OU Med	5.00%		8/15/2033	Baa3	5,045	6,155,146
OK DFA - OU Med	5.00%		8/15/2038	Baa3	2,645	3,203,747
OK DFA - OU Med	5.25%		8/15/2043	Baa3	5,105	6,261,662
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%		12/1/2035	AA	1,000	1,173,137
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%		12/1/2036	AA	1,250	1,464,324
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%		12/1/2037	AA	2,210	2,583,656
OR Hosp Fac - Salem Health	5.00%		5/15/2029	A+	3,275	4,176,317
OR Hosp Fac - Salem Health	5.00%		5/15/2030	A+	4,660	5,925,059
Oregon Hlth & Science Univ	5.00%	#(a)	7/1/2046	AA-	7,500	9,615,953
Oroville - Oroville Hsp	5.25%		4/1/2039	B+	440	501,382
Palomar Hlth	5.00%		11/1/2036	BBB	2,980	3,474,868

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2029	BBB		$3,985	$4,810,302
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2030	BBB		4,775	5,738,196
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2032	BBB		4,055	4,850,950
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2033	BBB		4,870	5,813,333
Philadelphia IDA - Wesley	5.00%		7/1/2037	BB	(b)	1,890	2,117,656
Philadelphia PA Hsp & Hi Ed - CHOP	5.00%		7/1/2027	AA		4,500	5,510,630
Philadelphia PA Hsp & Hi Ed - CHOP	5.00%		7/1/2028	AA		5,000	6,280,429
Philadelphia PA Hsp & Hi Ed - CHOP	5.00%		7/1/2030	AA		3,935	5,152,056
SE Port Auth - Memorial Hlth	5.00%		12/1/2035	BB-	(b)	3,850	4,103,211
SE Port Auth - Memorial Hlth	5.50%		12/1/2029	BB-	(b)	750	818,027
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2026	AA-		3,000	3,579,467
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2027	AA-		3,620	4,440,393
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2028	AA-		2,625	3,208,216
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2023	NR		3,735	4,055,621
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2024	NR		4,500	5,079,913
Tampa Hlth & Ed - Lee Moffit Cancer Center	4.00%		7/1/2039	A2		2,650	3,103,798
Tampa Hlth & Ed - Moffit Cancer	4.00%		7/1/2038	A2		4,755	5,579,913
Tulsa Co Industrial Auth - Montereau	5.25%		11/15/2037	BBB-	(b)	1,250	1,419,933
Univ of CA	5.00%		5/15/2034	AA-		12,250	14,899,837
VA Clg Bldg Auth	4.00%		2/1/2034	AA+		19,965	23,695,490
WA HFC - Rockwood†	6.00%		1/1/2024	NR		470	493,646
WA Hlth Facs - Fred Hutchinson Cancer	1.168% (1 Mo. LIBOR * ..67 + 1.10%	)#	1/1/2042	A+		4,000	4,001,097
WI Hlth & Ed - American Baptist	5.00%		8/1/2032	NR		1,375	1,468,004
WI Hlth & Ed - American Baptist	5.00%		8/1/2037	NR		1,500	1,591,829
WI Hlth & Ed - Marshfield Hlth	5.00%	#(a)	2/15/2051	A-		5,000	5,913,349
WI PFA - Alabama Proton†	6.85%		10/1/2047	NR		1,410	1,433,507
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2027	NR		1,155	1,205,669
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2032	NR		760	793,341
WV Hsp - WV United Health Sys	4.00%		6/1/2030	A		5,500	6,189,988
WV Hsp - WV United Health Sys	4.00%		6/1/2035	A		1,570	1,752,688
Total							815,734,024

Housing 1.47%
Alachua Co Hlth - Oak Hammock	8.00%		10/1/2032	NR		500	537,828
CA Cmty Hsg - Verdant†	5.00%		8/1/2049	NR		400	426,398
CA HFA - MFH	3.25%		8/20/2036	BBB		7,491	8,493,276

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)
CA HFA - MFH	3.50%	11/20/2035	BBB+		$5,787	$6,607,154
CA HFA - MFH	4.00%	3/20/2033	NR		6,832	7,873,831
CA HFA - MFH	4.25%	1/15/2035	BBB+		4,347	5,224,698
CA Muni Fin - Park Wstrn Apts (FNMA)	2.65%	8/1/2036	Aaa		4,383	4,685,255
CA State GO	5.00%	11/1/2031	Aa2		10,000	12,351,232
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2026	Baa1		1,000	1,183,537
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2027	Baa1		750	887,298
CA Stwde - Lancer Student Hsg†	5.00%	6/1/2034	NR		380	459,873
CA Stwde - Lancer Student Hsg†	5.00%	6/1/2039	NR		650	777,705
CSCDA - Westgate Pasadena†	3.00%	6/1/2047	NR		5,000	4,605,235
MD State Hsg CDA	3.00%	9/1/2039	Aa1		10,000	10,605,458
MO State Hsg Dev Cmmn (GNMA)	4.25%	5/1/2047	AA+		1,855	2,048,987
ND State Hsg Fin Agy	3.00%	7/1/2052	Aa1		5,000	5,430,701
NYC HDC (FHA)	2.10%	11/1/2036	AA+		5,725	5,670,156
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2032	Baa3		1,080	1,290,115
SC State Hsg Fin Auth	3.00%	1/1/2052	Aaa		12,550	13,602,415
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(b)	1,000	1,022,147
WA St HFC	3.50%	12/20/2035	BBB+		4,959	5,749,705
Total						99,533,004

Lease Obligations 4.93%
Alachua Cnty School Brd COP (AGM)	5.00%	7/1/2029	AA		7,530	9,659,370
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	Aa3		3,000	3,200,086
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	Aa3		4,200	4,249,347
CA State GO	5.00%	12/1/2031	Aa2		2,250	2,658,330
CA State GO	5.00%	12/1/2032	Aa2		815	962,518
CA State GO	5.00%	12/1/2034	Aa2		625	737,830
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,084,988
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A		6,405	6,405,000
Hudson Yards	5.00%	2/15/2029	Aa2		3,500	4,228,776
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,000	3,278,440
IN Fin Auth - Stadium	5.25%	2/1/2029	AA+		2,500	2,894,489
LA PFA - Hurricane Recovery	5.00%	6/1/2023	A1		3,200	3,408,258
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA+		1,250	1,288,207
MI St Bldg Auth	5.00%	4/15/2036	Aa2		3,000	3,835,184
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	Aa2		3,865	3,879,509
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	Aa2		6,915	6,941,899
Miami Dade Co Sch Dist GO	4.00%	3/15/2034	AA-		4,535	5,173,527

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
Nassau Health Care Corp GTD	5.00%		8/1/2028	A+	$5,250	$6,558,528
Nassau Health Care Corp GTD	5.00%		8/1/2029	A+	5,590	7,131,910
NJ EDA - Bldgs	5.00%		6/15/2036	Baa1	1,320	1,589,154
NJ EDA - Sch Facs	1.70% (MUNIPSA * 1 + 1.60%	)#	3/1/2028	Baa1	5,000	5,056,477
NJ EDA - Sch Facs	4.00%		6/15/2028	Baa1	3,540	3,829,295
NJ EDA - Sch Facs	4.00%		6/15/2030	Baa1	7,500	8,112,913
NJ EDA - Sch Facs	4.00%		6/15/2034	Baa1	500	589,270
NJ EDA - Sch Facs	4.00%		6/15/2035	Baa1	400	470,138
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1	5,085	5,822,970
NJ EDA - Sch Facs	5.00%		3/1/2029	Baa1	7,500	7,888,532
NJ EDA - Sch Facs	5.00%		6/15/2034	Baa1	3,000	3,578,927
NJ EDA - Sch Facs	5.00%		6/15/2035	Baa1	4,925	5,607,248
NJ EDA - Sch Facs	5.00%		6/15/2035	Baa1	1,000	1,190,385
NJ EDA - Sch Facs	5.00%		6/15/2042	Baa1	1,400	1,645,753
NJ EDA - Sch Facs	5.25%		6/15/2032	Baa1	2,865	3,309,968
NJ EDA - Sch Facs	5.50%		6/15/2029	Baa1	3,500	4,266,493
NJ EDA - State House Proj	5.00%		6/15/2033	Baa1	7,215	8,901,333
NJ EDA - State House Proj	5.00%		6/15/2034	Baa1	13,645	16,783,864
NJ EDA - Transit	4.00%		11/1/2037	Baa1	3,000	3,471,178
NJ EDA - Transit	4.00%		11/1/2038	Baa1	3,000	3,463,254
NJ EDA - Transit	5.00%		11/1/2033	Baa1	3,845	4,818,054
NJ Trans Trust Fund	3.25%		6/15/2039	Baa1	2,000	2,131,492
NJ Trans Trust Fund	4.00%		12/15/2031	Baa1	11,195	13,131,621
NJ Trans Trust Fund	4.00%		6/15/2044	Baa1	11,000	12,414,561
NJ Trans Trust Fund	5.00%		6/15/2030	A+	3,000	3,511,956
NJ Trans Trust Fund	5.00%		6/15/2031	A+	2,400	2,802,908
NJ Trans Trust Fund	5.00%		6/15/2031	Baa1	8,000	9,914,148
NJ Trans Trust Fund	5.00%		6/15/2033	Baa1	1,425	1,758,141
NJ Trans Trust Fund	5.00%		12/15/2033	Baa1	35,410	43,656,465
NJ Trans Trust Fund	5.00%		12/15/2034	Baa1	8,995	11,054,628
NJ Trans Trust Fund	5.25%		6/15/2043	Baa1	4,580	5,624,266
NYC Eductnl Const	4.00%		4/1/2036	AA-	2,335	2,806,645
NYC Eductnl Const	4.00%		4/1/2037	AA-	6,070	7,267,569
NYC Eductnl Const	4.00%		4/1/2038	AA-	2,305	2,754,664
NYC Eductnl Const	5.00%		4/1/2028	AA-	4,065	5,062,970
NYC TFA - Bldg Aid Sch Dist	5.00%		7/15/2028	AA	1,500	1,698,724

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NYC TFA Sch Dist	5.00%		7/15/2035	AA	$10,000	$11,649,420
Philadelphia Redev Auth	5.00%		4/15/2022	A	5,195	5,264,257
Philadelphia Redev Auth	5.00%		4/15/2028	A	4,380	4,991,235
San Jose Fing Auth - Civic Ctr	5.00%		6/1/2023	Aa2	1,000	1,066,842
South Florida Wtr Mgt Dist	5.00%		10/1/2027	AA	2,000	2,355,719
VA Pub Bldg Auth	5.00%		8/1/2030	AA+	8,395	10,881,308
Total						334,770,941

Other Revenue 2.80%
AZ IDA - Kipp Chtr Sch	4.00%		7/1/2041	BBB-	720	774,611
AZ IDA - Kipp Chtr Sch	4.00%		7/1/2051	BBB-	2,430	2,593,599
Black Belt Energy Gas Dist - Morgan Stanley	4.00%	#(a)	12/1/2049	A1	12,675	14,081,336
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2042	Ba1	7,600	8,772,540
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%		7/15/2029	AA	1,500	1,693,390
Chester Co IDA - Collegium Chtr Sch	5.25%		10/15/2032	BB	6,410	6,594,668
Cleveland Co Port Auth - Playhouse Sq	5.00%		12/1/2033	BB+	2,000	2,326,410
Cleveland Co Port Auth - Playhouse Sq	5.25%		12/1/2038	BB+	1,650	1,924,823
Clifton Higher Ed - Idea Pub Schs	3.75%		8/15/2022	A-	595	607,639
Clifton Higher Ed - Intl Ldrshp Sch	6.00%		8/15/2038	NR	13,970	16,018,981
CT State Revolving Fund	4.00%		2/1/2038	AAA	3,000	3,554,971
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB	3,000	3,129,467
Florence Twn IDA - Legacy Trad Sch	5.75%		7/1/2033	BB+	3,000	3,239,264
HI Dept Budget - Hawaiian Electric AMT	3.25%		1/1/2025	Baa1	5,000	5,335,510
HI Harbor System AMT	4.00%		7/1/2034	Aa3	1,625	1,946,960
Houston Hi Ed - Cosmos Fndtn	4.00%		2/15/2022	BBB	130	130,568
Houston Hi Ed - Cosmos Fndtn	5.00%		2/15/2032	BBB	2,250	2,262,388
KS DFA - Revolving Fund	5.00%		5/1/2031	AAA	5,465	7,038,997
KY Public Energy Auth - Peak Energy	4.00%	#(a)	2/1/2050	A1	26,230	30,389,087
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A2	14,250	15,808,015
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2027	A2	5,000	6,066,207
Maricopa Co - Legacy Schools†	5.00%		7/1/2039	BB+	2,055	2,448,855
Maricopa Co IDA - Paradise Schools†	5.00%		7/1/2036	BB+	2,500	2,805,786
MD EDC - Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	700	420,000
MSR Energy Auth - Citi	6.125%		11/1/2029	BBB+	3,595	4,471,419
NJ EDA - Sch Facs	5.00%		3/1/2027	Baa1	6,900	7,259,103
NYC Cultural - Lincoln Center	4.00%		12/1/2033	A	2,000	2,422,958
NYC Cultural - Lincoln Center	5.00%		12/1/2031	A	1,250	1,639,132
NYC Cultural - Lincoln Center	5.00%		12/1/2032	A	3,500	4,573,079

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Phoenix IDA - Basis Schs†	5.00%	7/1/2035	BB	$2,350	$2,603,385
Pima Co IDA - Edkey Chtr Sch†	5.00%	7/1/2035	NR	5,000	5,526,137
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2023	A2	9,365	10,085,819
St Louis Fin Corp - Convention Center (AGM)	5.00%	10/1/2040	AA	1,750	2,208,016
Washington St Convention Ctr Pub Facs	4.00%	7/1/2031	NR	8,180	9,494,783
Total					190,247,903

Pre-Refunded 0.06%
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	NR	2,295	2,395,680
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	NR	1,515	1,581,462
Total					3,977,142

Special Tax 2.42%
Allentown Neighborhood Impt	5.00%	5/1/2031	Baa3	5,500	5,578,864
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,250	1,443,963
Allentown Neighborhood Impt†	5.00%	5/1/2033	Ba3	1,000	1,175,885
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	6,470,229
Allentown Neighborhood Impt - Wtrfrnt Proj†	6.00%	5/1/2042	NR	1,965	2,446,759
Atlanta Urban Dev Agency - Atlanta Beltline†	2.375%	7/1/2026	NR	500	513,006
Atlanta Urban Dev Agency - Atlanta Beltline†	2.875%	7/1/2031	NR	965	994,983
Atlanta Urban Dev Agency - Atlanta Beltline†	3.625%	7/1/2042	NR	1,880	1,941,971
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	A+	1,500	1,537,763
Connecticut Special Transportation Fund: Debt Service	4.00%	9/1/2034	AA-	8,075	9,119,592
CT Spl Tax - Trans Infra	5.00%	10/1/2030	AA-	9,000	11,339,878
CT Spl Tax - Trans Infra	5.00%	1/1/2032	AA-	14,375	17,689,224
Douglas Co - Sterling Ranch	3.375%	12/1/2030	NR	600	655,309
Douglas Co - Sterling Ranch	3.75%	12/1/2040	NR	1,250	1,364,888
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,184,698
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	2,965,983
Hinsdale Township High School District #86	4.00%	7/15/2039	AAA	6,820	7,869,784
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	839,476
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250	1,408,981

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2033	AA	$1,750	$1,912,994
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2034	AA	1,000	1,089,539
NYC IDA - Queens Stadium (AGM)	4.00%	1/1/2032	AA	1,000	1,210,204
NYC IDA - Queens Stadium (AGM)	5.00%	1/1/2030	AA	2,500	3,191,589
NYC IDA - Queens Stadium (AGM)	5.00%	1/1/2031	AA	1,250	1,625,300
NYC IDA - Yankee Stadium (AGM)	2.50%	3/1/2037	AA	10,435	10,734,158
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2036	AA	5,500	5,964,419
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2038	AA	8,000	8,627,169
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2039	AA	7,000	7,527,964
Orange Co CFD - Esencia	5.00%	8/15/2033	NR	1,370	1,540,443
Orange Co CFD - Esencia	5.00%	8/15/2035	NR	975	1,094,214
Peninsula Town Center†	4.50%	9/1/2028	NR	545	585,472
Peninsula Town Center†	5.00%	9/1/2037	NR	875	955,463
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,066,037
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,380,186
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	2,000	2,091,255
River Islands PFA - CFD 2021	4.00%	9/1/2051	NR	1,000	1,070,118
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,955	3,959,167
Village CDD #12	3.25%	5/1/2026	NR	3,785	3,967,487
Village CDD #12†	3.80%	5/1/2028	NR	2,105	2,304,448
Village CDD #12†	4.00%	5/1/2033	NR	1,875	2,102,418
Village CDD #13	1.80%	5/1/2026	NR	600	603,991
Village CDD #13	2.55%	5/1/2031	NR	750	761,901
Village CDD #13	2.85%	5/1/2036	NR	1,885	1,914,946
Village CDD #13	3.00%	5/1/2029	NR	490	520,936
Village CDD #13†	3.00%	5/1/2035	NR	3,445	3,606,840
Village CDD #13†	3.25%	5/1/2040	NR	4,315	4,513,449
Village CDD #13	3.375%	5/1/2034	NR	2,520	2,723,228
Village CDD #9	5.00%	5/1/2022	NR	185	186,782
Village CDD #9	5.25%	5/1/2031	NR	1,505	1,520,786
Total					163,894,139

Tax Revenue 4.90%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000	1,155,855
Cook Co Sales Tax	4.00%	11/15/2034	AA-	3,750	4,318,370
CT Spl Tax - Trans Infra	5.00%	5/1/2032	AA-	2,750	3,572,487
CT Spl Tax - Trans Infra	5.00%	5/1/2033	AA-	3,000	3,890,372
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245	8,202,740

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-	$5,000	$5,383,204
Guam - Business Privilege Tax	4.00%	1/1/2036	Ba1	1,000	1,154,424
Guam - Business Privilege Tax	5.00%	1/1/2031	Ba1	750	956,296
Jefferson Co - Sch Warrant	5.00%	9/15/2026	AA	2,400	2,874,338
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+	5,665	5,834,204
MBTA - Sales Tax	5.00%	7/1/2036	AA	4,145	5,042,218
MD Dept Trans	4.00%	7/1/2037	Aa2	4,660	5,595,727
MD St Trans Auth	3.00%	10/1/2034	AAA	5,510	6,006,515
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+	5,000	5,940,152
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A+	3,245	3,256,235
Met Pier & Expo Auth - McCormick Place(e)	4.00%	12/15/2042	BBB+	8,000	9,204,374
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB+	5,020	5,237,357
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BBB+	10,090	10,303,590
Miami Dade Co - Transit Rev	5.00%	7/1/2032	AA	7,500	9,612,531
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA	5,700	5,928,827
MTA NY - Dedicated Tax	5.00%	11/15/2035	AA	5,000	5,957,591
MTA NY - Dedicated Tax	5.00%	11/15/2036	AA	7,900	9,404,704
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB	6,650	6,780,704
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB	500	509,744
NJ Trans Trust Fund	5.00%	6/15/2031	Baa1	3,200	3,965,659
NM St Severance Tax	5.00%	7/1/2029	Aa2	10,000	12,886,053
NY Dorm - PIT	5.00%	2/15/2038	AA+	7,720	9,250,366
NY Dorm - Sales Tax	5.00%	3/15/2028	AA+	11,645	13,522,771
NY UDC - PIT	3.00%	3/15/2040	Aa2	11,435	12,308,610
NY UDC - PIT	4.00%	3/15/2041	Aa2	9,710	11,519,934
NYC TFA - Future Tax	5.00%	2/1/2041	AAA	14,940	16,857,778
NYC TFA - Future Tax	3.00%	11/1/2037	AAA	2,500	2,717,039
NYC TFA - Future Tax	4.00%	5/1/2038	AAA	10,000	11,977,949
NYC TFA -Future Tax	4.00%	8/1/2036	AAA	15,350	18,705,914
Phoenix Excise Tax	5.00%	7/1/2026	AAA	13,000	15,026,114
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,616	1,420,246
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	21,064	17,162,873
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,346	1,781,190
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	5,606	1,380,558
PR Corp Sales Tax	4.329%	7/1/2040	NR	22,723	25,661,029
PR Corp Sales Tax	4.329%	7/1/2040	NR	12,051	13,609,165
PR Corp Sales Tax	4.50%	7/1/2034	NR	4,560	4,996,405

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	4.536%	7/1/2053	NR	$81	$91,712
PR Corp Sales Tax	4.55%	7/1/2040	NR	268	306,218
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,967	2,252,364
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,092	1,252,648
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,974	5,770,124
Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	315	319,742
Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	1,450	1,504,296
Total					332,369,316

Tobacco 2.38%
Buckeye Tobacco	5.00%	6/1/2055	NR	46,880	54,480,415
Golden St Tobacco	3.50%	6/1/2036	NR	1,255	1,271,985
Golden St Tobacco	5.00%	6/1/2027	NR	4,000	4,918,492
Golden St Tobacco	5.00%	6/1/2028	NR	1,000	1,229,623
Golden St Tobacco	5.00%	6/1/2047	NR	1,260	1,284,869
Golden St Tobacco	5.00%	6/1/2047	NR	565	576,151
Los Angeles Co Tobacco	4.00%	6/1/2034	A-	980	1,178,354
Los Angeles Co Tobacco	4.00%	6/1/2035	A-	1,300	1,559,642
Los Angeles Co Tobacco	4.00%	6/1/2036	A-	1,195	1,428,884
Los Angeles Co Tobacco	4.00%	6/1/2037	A-	895	1,067,009
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	302,183
MI Tob Settlement	4.00%	6/1/2034	A-	1,000	1,198,745
MI Tob Settlement	4.00%	6/1/2035	A-	2,000	2,391,525
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	35,000	2,788,664
Northern Tobacco	4.00%	6/1/2037	A-	1,500	1,788,709
Nthrn AK Tobacco	4.00%	6/1/2050	BBB-	1,750	1,994,807
PA Tob Settlement	5.00%	6/1/2032	A1	8,350	10,206,713
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,901,903
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,853,955
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,274,323
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	NR	1,000	1,066,504
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	NR	1,000	1,066,504
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	NR	1,040	1,109,164
Tobacco Settlement Auth IA	4.00%	6/1/2049	BBB	12,500	14,379,626
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	6,659,747
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,084,587
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	A	3,575	4,410,491

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		$10,300	$12,001,428
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		5,100	6,095,576
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		3,690	3,710,816
TSASC	5.00%	6/1/2029	A		5,775	6,962,853
Total						161,244,247

Transportation 23.90%
AK Intl Airports Sys	5.00%	10/1/2024	A1		750	842,926
AK Intl Airports Sys	5.00%	10/1/2027	A1		1,000	1,158,554
AK Intl Airports Sys	5.00%	10/1/2028	A1		2,000	2,317,108
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA		1,250	1,486,826
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA		2,000	2,441,187
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA		4,710	5,717,041
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA		3,500	4,224,766
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075	4,394,524
Alameda Corridor Trsp Auth CR (AGM)	5.00%	10/1/2034	AA		3,650	4,334,060
Atlanta Arpt - PFC	5.00%	1/1/2029	Aa3		2,500	2,729,780
Atlanta Arpt - PFC AMT	4.00%	7/1/2034	Aa3		20,615	24,038,459
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3		3,250	3,755,203
Bay Area Toll Auth	4.00%	4/1/2029	AA-		5,800	6,762,099
Broward Co Arpt AMT	5.00%	10/1/2029	A1		1,120	1,424,164
Broward Co Arpt AMT	5.00%	10/1/2033	A1		6,130	7,023,553
Broward Co Arpt AMT	5.00%	10/1/2035	A1		2,660	3,339,712
Broward Co Arpt AMT	5.00%	10/1/2036	A1		2,615	3,278,107
Broward Co Arpt AMT	5.00%	10/1/2037	A1		4,000	5,004,515
CA Muni Fin - LINXS AMT	5.00%	6/30/2031	BBB-	(b)	3,195	3,844,213
CA Muni Fin - LINXS AMT	5.00%	12/31/2047	BBB-	(b)	9,000	10,682,137
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2036	BBB-	(b)	3,215	3,828,115
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2037	BBB-	(b)	7,000	8,335,144
CA Sacramento Arpt AMT	5.00%	7/1/2036	A+		5,645	6,903,488
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380	8,251,641
Central TX Mobility Auth	4.00%	1/1/2034	A-		4,750	5,744,878
Central TX Mobility Auth	4.00%	1/1/2035	A-		4,000	4,822,767
Central TX Mobility Auth	4.00%	1/1/2036	A-		4,510	5,421,890
Central TX Mobility Auth	5.00%	1/1/2027	BBB+		7,500	8,717,140
Central TX Mobility Auth	5.00%	1/1/2030	A-		800	923,780
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675	1,934,165

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Central TX Mobility Auth	5.00%		1/1/2032	A-	$2,000	$2,309,451
Central TX Mobility Auth	5.00%		1/1/2033	BBB+	3,010	3,149,315
Central TX Tpk	5.00%		8/15/2025	A-	2,250	2,512,246
Central TX Tpk	5.00%		8/15/2026	A-	2,500	2,791,467
Central TX Tpk	5.00%		8/15/2027	A-	3,300	3,683,634
Central TX Tpk	5.00%		8/15/2028	A-	3,705	4,135,465
Central TX Tpk	5.00%		8/15/2033	A-	7,650	8,537,886
Chicago Midway Arpt	4.00%		1/1/2034	A-	2,175	2,420,537
Chicago Midway Arpt	5.00%		1/1/2026	A-	6,075	6,616,831
Chicago Midway Arpt AMT	5.00%		1/1/2023	A-	3,000	3,138,238
Chicago Midway Arpt AMT	5.00%		1/1/2026	A-	4,605	5,005,147
Chicago Midway Arpt AMT	5.00%		1/1/2030	A-	5,000	5,427,181
Chicago Midway Arpt AMT	5.00%		1/1/2031	A-	2,000	2,308,052
Chicago O’Hare Arpt	4.00%		1/1/2035	A	15,000	17,802,001
Chicago O’Hare Arpt	5.00%		1/1/2031	A	6,500	7,328,329
Chicago O’Hare Arpt	5.00%		1/1/2035	A	7,000	8,880,945
Chicago O’Hare Arpt AMT	5.00%		1/1/2029	A	7,000	7,867,628
Chicago Trans Auth	4.00%		12/1/2050	A+	3,500	4,032,445
Chicago Trans Auth	5.00%		12/1/2045	A+	6,250	7,742,615
Cleveland Arpt (AGM)	5.00%		1/1/2027	AA	2,175	2,458,401
Delaware River & Bay Auth	4.00%		1/1/2044	A1	5,000	5,794,218
Delaware River Port Auth	5.00%		1/1/2027	A	1,835	1,919,473
Delaware River Port Auth	5.00%		1/1/2028	A+	7,500	8,184,623
Delaware River Toll Brdg Commn	5.00%		7/1/2029	A1	1,000	1,219,622
Delaware River Toll Brdg Commn	5.00%		7/1/2030	A1	1,920	2,335,796
Delaware River Toll Brdg Commn	5.00%		7/1/2032	A1	2,025	2,454,795
Denver City & Co Arpt AMT	5.00%		12/1/2031	A	15,000	18,477,678
Denver City & Co Arpt AMT	5.00%		12/1/2035	A	5,000	6,157,164
Denver RTD - Eagle P3	4.00%		1/15/2033	Baa1	850	1,021,632
Denver RTD - Eagle P3	4.00%		7/15/2034	Baa1	7,650	9,154,786
Denver RTD - Eagle P3	4.00%		7/15/2036	Baa1	700	831,297
Denver RTD - Eagle P3	5.00%		1/15/2032	Baa1	950	1,226,664
E470 Pub Hwy Auth	0.384% (SOFR + .35%	)#	9/1/2039	A	1,690	1,694,585
GA Atlanta Arpt AMT	4.00%		7/1/2038	Aa3	5,200	6,022,574
Greater Orlando Arpt AMT	5.00%		10/1/2031	Aa3	4,625	5,837,706
Greater Orlando Aviation AMT	5.00%		10/1/2029	A1	3,000	3,695,666

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Greater Orlando Aviation Auth AMT	5.00%	10/1/2029	Aa3		$7,545	$9,625,926
Hampton Rds Trans	5.00%	7/1/2026	Aa2		11,250	13,428,944
Hampton Roads Trans Commn	5.00%	7/1/2032	AA		1,180	1,451,795
Hampton Roads Trans Commn	5.00%	7/1/2033	AA		1,000	1,227,454
Harris Co Toll Rd	5.00%	8/15/2029	Aa1		2,500	3,105,572
Harris Co Toll Rd	5.00%	8/15/2030	Aa1		1,000	1,240,468
Harris Co Toll Rd	5.00%	8/15/2031	Aa1		3,000	3,716,605
HI Airport Sys AMT	5.00%	7/1/2031	A+		1,275	1,558,751
HI Airport Sys AMT	5.00%	7/1/2033	A+		3,300	4,030,024
HI Airport Sys AMT	5.00%	7/1/2034	A+		2,000	2,441,736
HI Airport Sys AMT	5.00%	7/1/2036	A+		5,000	6,104,279
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	Ba3		5,600	5,922,483
Houston Arpt - United Airlines AMT	5.00%	7/15/2027	B-	(b)	1,000	1,171,049
Houston Arpt - United Airlines AMT	5.00%	7/15/2035	B		1,455	1,609,368
Houston Arpt AMT	4.00%	7/1/2039	A1		2,500	2,957,601
Houston Arpt AMT	5.00%	7/1/2029	A1		1,000	1,265,507
Houston Arpt AMT	5.00%	7/1/2030	A1		1,200	1,545,387
Houston Arpt AMT	5.00%	7/1/2031	A1		2,750	3,612,358
Houston Arpt AMT	5.00%	7/1/2032	A1		2,300	3,008,171
Houston Arpt AMT	5.00%	7/1/2033	A1		1,000	1,303,360
Houston Arpt AMT	5.00%	7/1/2034	A1		4,850	5,921,210
Houston Arpt AMT	5.00%	7/1/2034	A1		1,250	1,625,988
IL State GO	5.00%	11/1/2025	BBB		2,000	2,312,240
IL State GO	5.00%	11/1/2027	BBB		7,400	8,961,130
IL Toll Hwy Auth	5.00%	1/1/2027	AA-		1,000	1,090,445
IL Toll Hwy Auth	5.00%	1/1/2028	AA-		2,535	2,763,218
Kansas City Dev Auth Arpt - Terminal Modernization AMT	5.00%	3/1/2038	A2		6,205	7,617,571
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2038	A2		13,500	16,573,280
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2039	A2		11,180	13,703,059
KY Tpk Auth	5.00%	7/1/2026	Aa3		5,215	5,339,666
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	AA-		2,000	2,297,021
Los Angeles Dept Arpts - LAX	5.00%	5/15/2032	AA-		5,870	6,705,789
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2030	AA-		5,325	6,706,316
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2035	AA-		11,410	14,250,780
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2036	AA-		10,640	13,264,008

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Louisville Regl Airport AMT	5.00%	7/1/2022	A	$1,625	$1,662,294
Louisville Regl Airport AMT	5.00%	7/1/2023	A	2,250	2,401,576
MA Port Auth AMT	5.00%	7/1/2031	Aa2	7,500	9,413,056
MD EDC - CNX Marine Terminals	5.75%	9/1/2025	BB-	4,000	4,041,811
MD EDC - Port Covington	3.25%	9/1/2030	NR	500	555,758
MD EDC - Port Covington	4.00%	9/1/2040	NR	1,000	1,142,873
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3	125	150,124
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2035	A-	1,000	1,159,681
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2036	A-	1,500	1,736,759
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2037	A-	1,500	1,732,123
Met DC Arpt AMT	5.00%	10/1/2031	Aa3	5,000	5,941,165
Met Nashville Arpt Auth AMT	5.00%	7/1/2036	A2	7,500	9,479,219
Met Nashville Arpt Auth AMT	5.00%	7/1/2037	A2	8,750	11,035,738
Met Nashville Arpt Auth AMT	5.00%	7/1/2038	A2	5,000	6,295,589
Met Nashville Arpt Auth AMT	5.00%	7/1/2039	A2	5,000	6,283,874
Metropolitan DC Arpts AMT	5.00%	10/1/2029	Aa3	4,820	6,149,366
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A2	3,690	4,139,653
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A2	1,550	1,605,303
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A2	5,145	5,737,563
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A2	3,500	3,901,078
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2034	A2	11,070	12,312,955
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750	1,790,426
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500	2,671,136
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000	2,045,214
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500	3,582,788
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A	3,500	3,818,025
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	A+	5,000	5,993,719
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	A+	5,000	5,990,755
MTA NY	4.00%	11/15/2032	A3	8,500	9,721,004
MTA NY	4.00%	11/15/2043	A3	5,000	5,777,980
MTA NY	4.75%	11/15/2045	A3	19,000	22,796,491
MTA NY	5.00%	11/1/2023	A3	5,640	5,858,043
MTA NY	5.00%	11/15/2028	A3	14,090	17,291,514
MTA NY	5.00%	11/15/2029	A3	5,000	6,060,291
MTA NY	5.00%	11/15/2031	A3	12,180	12,633,627
MTA NY	5.00%	11/15/2033	A3	4,025	4,844,825
MTA NY	5.00%	11/15/2038	A3	1,500	1,606,381

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
MTA NY	5.25%	11/15/2028	A3	$6,760	$7,860,329
MTA NY	5.25%	11/15/2035	A3	7,500	8,220,508
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,172,290
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895	14,966,450
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000	10,430,634
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,194,304
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000	3,172,972
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185	3,488,647
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365	453,868
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300	372,708
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775	960,476
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	865	1,068,754
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB	5,010	5,472,827
NJ Tpk Auth	5.00%	1/1/2029	A+	5,000	5,556,912
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,638,765
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,822,128
NJ Tpk Auth	5.00%	1/1/2033	A+	2,100	2,522,783
NJ Tpk Auth	5.00%	1/1/2034	A+	1,500	1,849,922
NJ Trans Trust Fund	4.00%	6/15/2038	Baa1	3,000	3,499,160
NJ Trans Trust Fund	4.00%	6/15/2039	Baa1	3,000	3,491,776
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,375,478
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	10,382,503
North TX Twy Auth	4.00%	1/1/2037	A+	8,740	10,270,492
North TX Twy Auth	5.00%	1/1/2023	NR	1,985	2,079,926
North TX Twy Auth	5.00%	1/1/2023	A+	3,015	3,157,944
North TX Twy Auth	5.00%	1/1/2025	A+	5,000	5,453,274
North TX Twy Auth	5.00%	1/1/2031	A	8,085	8,789,225
North TX Twy Auth	5.00%	1/1/2035	A+	3,500	4,191,364
North TX Twy Auth	5.00%	1/1/2035	A+	1,500	2,148,223
North TX Twy Auth	5.00%	1/1/2036	A+	5,000	5,809,285
North TX Twy Auth	5.00%	1/1/2043	A	5,250	6,229,771
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,163,103

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
NY Trans Dev Corp - Delta Airlines AMT	4.00%	10/1/2030	Baa3		$6,500	$7,607,068
NY Trans Dev Corp - Delta Airlines AMT	4.00%	1/1/2036	Baa3		10,010	11,262,728
NY Trans Dev Corp - Delta Airlines AMT	5.00%	1/1/2036	Baa3		10,500	12,539,520
NY Trans Dev Corp - Delta Airlines AMT	5.00%	10/1/2040	Baa3		6,750	8,315,048
NY Trans Dev Corp - Delta AMT	4.375%	10/1/2045	Baa3		6,750	7,822,603
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2031	Baa3		4,075	4,908,540
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3		11,000	13,204,167
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3		3,450	4,135,508
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2039	Baa1		1,000	1,164,671
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2041	Baa1		3,200	3,701,010
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2030	Baa1		3,000	3,868,465
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2031	Baa1		2,160	2,767,552
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2032	Baa1		3,000	3,847,242
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1		1,500	1,911,112
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1		1,000	1,269,311
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2024	Baa1		750	842,407
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2027	Baa1		1,025	1,240,369
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2031	Baa1		2,150	2,744,488
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2033	Baa1		1,800	2,289,152
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2031	Baa3		3,000	3,237,024
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3		3,000	3,234,316
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3		3,500	3,771,191
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3		2,250	2,481,159
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		20,000	22,077,474
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa3		750	781,498
NY Twy Auth	5.00%	1/1/2024	A1		1,960	2,137,683
NY Twy Auth	5.00%	1/1/2026	A1		5,115	5,805,995
NY Twy Auth	5.00%	1/1/2033	A1		3,405	4,166,370
NY Twy Auth	5.00%	1/1/2046	A2		5,000	5,777,324
NY Twy Auth (AGM)	4.00%	1/1/2040	AA		11,770	13,836,033
NYS Thruway - Service Area AMT	4.00%	10/31/2041	BBB-	(b)	3,000	3,504,590
NYS Thruway - Service Area Proj AMT	4.00%	10/31/2034	BBB-	(b)	750	890,893
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+		10,000	10,693,872
Orlando Arpt Rev AMT	5.00%	10/1/2030	Aa3		15,000	19,034,178
PA Tpk Commn	4.00%	12/1/2036	A		1,000	1,202,254
PA Tpk Commn	4.00%	12/1/2037	A		2,500	2,995,700
PA Tpk Commn	4.00%	12/1/2038	A		4,250	5,082,722

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
PA Tpk Commn	5.00%	12/1/2022	A+	$3,500	$3,651,571
PA Tpk Commn	5.00%	12/1/2032	A1	1,500	1,933,040
PA Tpk Commn	5.00%	12/1/2033	A1	1,300	1,672,808
PA Tpk Commn	5.00%	12/1/2034	A1	1,200	1,537,049
PA Tpk Commn	5.00%	12/1/2035	A1	1,800	2,299,727
Philadelphia Arpt AMT	5.00%	7/1/2028	A2	2,750	3,407,295
Philadelphia Arpt AMT	5.00%	7/1/2029	A2	3,590	4,543,169
Philadelphia Arpt AMT	5.00%	7/1/2030	A2	2,250	2,903,848
Philadelphia Arpt AMT	5.00%	7/1/2031	A2	1,900	2,495,811
Philadelphia Arpt AMT	5.00%	7/1/2032	A2	3,660	4,786,916
Philadelphia Arpt AMT	5.00%	7/1/2033	A2	4,050	5,278,607
Phoenix Arpt	5.00%	7/1/2036	Aa3	4,045	4,927,835
Phoenix Arpt	5.00%	7/1/2038	Aa3	5,000	6,072,445
Phoenix Arpt AMT	5.00%	7/1/2022	Aa3	1,500	1,535,556
Phoenix Arpt AMT	5.00%	7/1/2029	A1	1,500	1,898,260
Phoenix Arpt AMT	5.00%	7/1/2030	A1	4,245	5,333,733
Phoenix Civic Impt Corp AR	5.00%	7/1/2036	A1	5,000	6,052,477
Pittsburgh Intl Airport AMT	4.00%	1/1/2037	A2	5,000	5,884,272
Pittsburgh Intl Airport AMT	4.00%	1/1/2038	A2	5,000	5,869,167
Pittsburgh Intl Airport AMT	4.00%	1/1/2039	A2	8,230	9,641,308
Pittsburgh Intl Airport AMT	5.00%	1/1/2033	A2	15,290	19,716,632
Pittsburgh Intl Airport AMT	5.00%	1/1/2034	A2	12,055	15,496,488
Port Auth NY & NJ	4.00%	11/1/2037	Aa3	3,540	4,229,881
Port Auth NY & NJ	4.00%	9/1/2043	Aa3	4,400	5,117,828
Port Auth NY & NJ	5.00%	12/1/2023	Aa3	5,300	5,773,206
Port Auth NY & NJ	5.00%	12/1/2025	Aa3	10,000	10,888,823
Port Auth NY & NJ	5.00%	10/15/2026	Aa3	5,605	6,540,707
Port Auth NY & NJ	5.00%	10/15/2027	Aa3	4,750	5,533,257
Port Auth NY & NJ AMT	3.00%	10/1/2029	Aa3	5,000	5,619,797
Port Auth NY & NJ AMT	4.00%	7/15/2034	Aa3	2,250	2,704,238
Port Auth NY & NJ AMT	4.00%	7/15/2035	Aa3	2,250	2,695,040
Port Auth NY & NJ AMT	4.00%	7/15/2036	Aa3	1,500	1,789,867
Port Auth NY & NJ AMT	4.00%	7/15/2037	Aa3	2,000	2,342,117
Port Auth NY & NJ AMT	4.00%	7/15/2038	Aa3	3,000	3,504,555
Port Auth NY & NJ AMT	4.00%	7/15/2039	Aa3	6,000	6,995,697
Port Auth NY & NJ AMT	5.00%	7/15/2026	Aa3	2,250	2,669,061
Port Auth NY & NJ AMT	5.00%	9/15/2026	Aa3	11,385	13,571,174

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Port Auth NY & NJ AMT	5.00%	7/15/2027	Aa3	$1,625	$1,976,248
Port Auth NY & NJ AMT	5.00%	7/15/2028	Aa3	2,910	3,616,960
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3	4,000	4,959,732
Port Auth NY & NJ AMT	5.00%	11/1/2030	Aa3	4,100	5,187,513
Port Auth NY & NJ AMT	5.00%	10/15/2034	Aa3	9,170	10,159,596
Port Oakland CA AMT	5.00%	5/1/2022	NR	1,730	1,756,070
Port Oakland CA AMT	5.00%	5/1/2022	A+	9,270	9,412,468
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2037	A+	2,420	3,009,269
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2038	A+	3,250	4,035,296
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	A+	3,330	4,127,706
Port Seattle AMT	5.00%	8/1/2029	A+	8,635	10,945,271
Port Seattle AMT	5.00%	5/1/2033	A+	4,045	4,817,806
Port Seattle AMT	5.00%	4/1/2044	A+	14,870	18,176,704
PR Hwy & Trans Auth(c)	5.00%	7/1/2033	NR	1,215	719,888
PR Hwy & Trans Auth(c)	5.50%	7/1/2023	NR	4,305	2,550,713
PR Hwy & Trans Auth(c)	5.50%	7/1/2024	NR	3,000	1,777,500
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2036	AA	1,560	1,683,450
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,107,844
Riverside Co Trsp Comm	4.00%	6/1/2038	A	4,225	5,079,233
Riverside Co Trsp Comm	4.00%	6/1/2039	A	3,275	3,922,642
Riverside Co Trsp Comm	4.00%	6/1/2040	A	2,000	2,391,298
Riverside Co Trsp Commn	4.00%	6/1/2046	A	1,000	1,180,233
Sacramento Co Arpt AMT	5.00%	7/1/2027	A+	5,950	7,218,520
Sacramento Co Arpt AMT	5.00%	7/1/2034	A+	4,000	4,886,247
Salt Lake City Arpt AMT	5.00%	7/1/2029	A	3,000	3,694,527
Salt Lake City Arpt AMT	5.00%	7/1/2030	A	2,275	2,729,885
Salt Lake City Arpt AMT	5.00%	7/1/2031	A	3,000	3,596,795
Salt Lake City Arpt AMT	5.00%	7/1/2032	A	8,750	10,488,073
Salt Lake City Arpt AMT	5.00%	7/1/2032	A	8,750	11,444,130
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	14,645	17,879,613
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	4,455	5,340,132
San Diego Arpt	4.00%	7/1/2037	A-	2,000	2,347,573
San Diego Arpt	4.00%	7/1/2038	A-	2,000	2,343,958
San Diego Arpt AMT	4.00%	7/1/2035	A2	6,500	7,762,466
San Diego Arpt AMT	4.00%	7/1/2039	A2	5,665	6,707,326
San Francisco Arpt AMT	5.00%	5/1/2026	A1	10,000	10,153,687
San Francisco Arpt AMT	5.00%	5/1/2028	A1	7,550	7,666,034

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
San Francisco Arpt AMT	5.00%		5/1/2037	A1	$15,565	$19,323,809
San Joaquin Hills Trsp	4.00%		1/15/2034	A	3,250	3,999,732
San Joaquin Hills Trsp	4.00%		1/15/2035	A	1,730	2,102,525
San Joaquin Hills Trsp	4.00%		1/15/2036	A	1,400	1,693,515
San Joaquin Hills Trsp	5.00%		1/15/2033	A	5,000	6,678,593
San Jose Arpt	5.00%		3/1/2026	A2	1,200	1,318,276
San Jose Arpt	5.00%		3/1/2027	A2	2,260	2,476,069
San Jose Arpt	5.00%		3/1/2028	A2	1,655	1,810,974
San Jose Arpt AMT	5.00%		3/1/2035	A2	1,500	1,782,386
South Carolina Ports AMT	5.00%		7/1/2032	A+	4,225	5,270,353
Triborough Brdg & Tunl Auth	4.00%		11/15/2040	AA-	10,000	11,907,579
Triborough Brdg & Tunl Auth	5.00%		11/15/2029	AA-	5,650	6,875,480
TX Surface Trans Corp - I-635	4.00%		12/31/2033	Baa2	6,500	7,722,988
TX Surface Trans Corp - I-635	4.00%		12/31/2034	Baa2	6,500	7,688,257
TX Surface Trans Corp - I-635	4.00%		12/31/2035	Baa2	6,000	7,076,884
TX Surface Trans Corp - I-635	4.00%		6/30/2036	Baa2	4,125	4,850,623
TX Surface Trans Corp - I-635	4.00%		12/31/2036	Baa2	5,500	6,467,497
Wayne Co Arpt AMT	5.00%		12/1/2026	A1	1,590	1,844,649
Wayne Co Arpt AMT	5.00%		12/1/2027	A1	2,000	2,321,989
Wayne Co Arpt AMT	5.00%		12/1/2030	A1	13,720	15,842,839
Total						1,620,915,094

Utilities 12.18%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA	2,645	2,947,998
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA	4,000	4,449,755
Amelia Co IDA - Waste Mgmt AMT	1.45%	#(a)	4/1/2027	A-	2,500	2,529,097
Appling Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2038	BBB+	1,250	1,280,081
Burke Co Dev - Vogtle Proj	2.20%		10/1/2032	BBB+	1,000	1,004,455
CA Choice Clean Energy - Goldman	4.00%	#(a)	10/1/2052	A2	9,000	10,394,554
CA Choice Clean Energy - Morgan Stanley	4.00%	#(a)	2/1/2052	A1	14,000	17,020,170
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3	5,000	6,017,579
CA Poll Ctl - Poseidon Res AMT†	5.00%		7/1/2037	Baa3	5,570	5,746,216
Central Plains - Goldman Sachs	5.00%		9/1/2027	A2	7,525	7,756,534
Central Plains - Goldman Sachs	5.00%		9/1/2035	BBB+	3,435	4,670,572
Chicago Wastewater	5.00%		1/1/2029	A	4,335	5,194,211
Chicago Wastewater	5.00%		1/1/2030	A	6,500	7,766,937
Chicago Water	5.00%		11/1/2025	A	2,625	3,046,152
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275	7,657,928

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Chicago Water (AGM)	5.00%		11/1/2035	AA	$5,000	$6,099,236
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510	6,829,018
Clarion Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+	2,250	2,420,283
Cleveland Public Pwr (AGM)	4.00%		11/15/2034	AA	1,000	1,183,446
Cleveland Public Pwr (AGM)	4.00%		11/15/2036	AA	1,000	1,180,239
Cleveland Public Pwr (AGM)	4.00%		11/15/2038	AA	1,000	1,175,953
Cleveland Public Pwr (AGM)	5.00%		11/15/2028	AA	700	883,979
Cleveland Public Pwr (AGM)	5.00%		11/15/2033	AA	2,000	2,544,806
DE EDA - NRG Energy	1.25%	#(a)	10/1/2040	BBB-	7,500	7,514,522
DE EDA - NRG Energy	1.25%	#(a)	10/1/2045	BBB-	12,300	12,330,181
Detroit Sewer	5.00%		7/1/2034	A+	2,200	2,512,435
Detroit Sewer	5.00%		7/1/2035	A+	1,835	2,094,918
FL DFC - Waste Pro AMT	3.00%		6/1/2032	NR	5,000	5,235,566
Guam Waterworks	5.00%		7/1/2036	A-	1,000	1,143,250
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000	1,089,574
HI Dept Budget - Hawaiian Electric	3.20%		7/1/2039	Baa1	11,120	12,153,572
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa1	8,500	9,226,355
HI Dept Budget - Hawaiian Electric AMT	4.00%		3/1/2037	Baa1	3,000	3,322,834
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,053,370
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,348,455
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,052,714
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,353,331
IN Muni Pwr	5.00%		1/1/2033	A+	5,210	6,398,702
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,904,394
KY Muni Pwr - Prarie State Proj	3.45%	#(a)	9/1/2042	Baa1	5,935	6,385,528
KY Public Energy Auth - BP	4.00%	#(a)	1/1/2049	A2	6,375	6,948,481
KY Public Energy Auth - Morgan Stanley	4.00%	#(a)	4/1/2048	A2	3,200	3,419,741
LA Env Facs - E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000	15,044,313
Long Beach Nat Gas - ML	1.536% (3 Mo. LIBOR * ..67 + 1.43%	)#	11/15/2026	A2	4,000	4,151,500
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	6,000	6,015,547
Long Island Power Auth	5.00%		9/1/2034	A	2,250	2,754,708
Los Angeles USD	5.00%		7/1/2023	Aa3	10,000	10,711,004
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A2	4,005	5,136,980
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2034	A	3,190	4,025,939
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2035	A	4,860	6,116,429

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2036	A	$5,055	$6,353,862
Lower Colorado River Authority Transmission Services Corp	5.00%		5/15/2036	A	3,020	3,795,977
Luzerne Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+	4,000	4,349,611
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3	18,170	20,578,228
Main St Nat Gas - Citibank	4.00%	#(a)	5/1/2052	A3	16,250	19,081,709
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	Baa2	5,085	5,610,563
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	Baa2	3,870	4,269,986
Miami Dade Co Wtr & Swr	5.00%		10/1/2043	AA-	6,485	7,980,402
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000	5,837,235
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,094,412
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,634,892
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	1,906,281
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	3,981,016
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	8,997,473
Monroe Dev Auth - Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+	1,875	1,920,350
New York St Pwr Auth	4.00%		11/15/2045	AA	3,325	3,929,453
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A	8,000	8,275,677
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A2	7,500	8,094,487
Northern CA Pwr - Hydroelec #1	5.00%		7/1/2026	A+	3,600	3,685,697
NYC Muni Water	4.00%		6/15/2037	AA+	3,630	4,321,985
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	5,854,154
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA	10,000	10,127,226
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,154,571
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,153,802
Philadelphia Gas Works	5.00%		8/1/2028	A	1,250	1,524,645
Philadelphia Gas Works	5.00%		8/1/2029	A	1,700	2,068,616
Philadelphia Gas Works	5.00%		8/1/2030	A	1,425	1,729,001
Philadelphia Gas Works	5.00%		10/1/2033	A	2,390	2,829,379
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+	3,185	3,938,669
Phoenix Civic Impt Corp - Water Sys	5.00%		7/1/2027	AAA	5,010	5,573,318
Piedmont Muni Pwr Agency	4.00%		1/1/2033	A-	7,300	8,782,275
Piedmont Muni Pwr Agency	5.00%		1/1/2034	A-	13,660	16,217,690
PR Aqueduct & Swr Auth†	4.00%		7/1/2042	NR	13,455	15,235,994
PR Aqueduct & Swr Auth†	5.00%		7/1/2022	NR	4,735	4,839,064
PR Aqueduct & Swr Auth†	5.00%		7/1/2022	NR	4,500	4,598,900
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR	3,500	3,971,470

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		$10,670	$13,296,415
PR Aqueduct & Swr Auth†	5.00%		7/1/2033	NR		850	1,064,707
PR Aqueduct & Swr Auth†(e)	5.00%		7/1/2033	NR		5,000	6,174,157
PR Aqueduct & Swr Auth†(e)	5.00%		7/1/2037	NR		6,000	7,354,928
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		1,000	1,188,512
PR Elec Pwr Auth(c)	5.00%		7/1/2037	D	(b)	1,035	1,033,706
PR Elec Pwr Auth(c)	5.00%		7/1/2042	D	(b)	2,390	2,387,013
PR Elec Pwr Auth(c)	5.50%		7/1/2038	D	(b)	2,350	2,364,688
PR Elec Pwr Auth(c)	7.00%		7/1/2033	D	(b)	4,000	4,115,000
PR Elec Pwr Auth(c)	7.00%		7/1/2040	D	(b)	725	745,844
PR Elec Pwr Auth (AGM)	0.608% (3 Mo. LIBOR * ..67 + .52%	)#	7/1/2029	AA		5,720	5,715,978
Riverside Elec	5.00%		10/1/2037	AA-		4,000	5,055,798
Riverside Elec	5.00%		10/1/2038	AA-		5,000	6,310,482
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	A3		7,165	10,051,050
Salt Verde Fin Corp - Citi	5.25%		12/1/2026	A3		7,500	8,972,596
Salt Verde Fin Corp - Citi	5.50%		12/1/2029	A3		5,100	6,607,354
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1		7,340	8,751,298
SC Pub Service Auth - Santee Cooper	5.00%		12/1/2031	A		2,000	2,614,768
SC Pub Service Auth - Santee Cooper	5.00%		12/1/2032	A		2,670	3,485,997
SC Pub Service Auth- Santee Cooper	4.00%		12/1/2034	A		13,000	15,785,050
SE AL Gas Dist	4.00%	#(a)	12/1/2051	A1		17,000	20,621,304
SE Energy Auth	4.00%	#(a)	11/1/2051	A2		15,000	17,396,215
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA+		4,000	4,501,457
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2024	AA		1,000	1,116,686
TEAC - Goldman Sachs	5.00%	#(a)	5/1/2052	A2		25,000	32,149,415
TEAC - Goldman Sachs	5.25%		9/1/2024	A2		8,940	9,999,156
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(b)	5,000	6,042,502
Tennergy Corp - Morgan Stanley	4.00%	#(a)	12/1/2051	A1		23,000	26,885,171
Texas Municipal Power Agency (AGM)	3.00%		9/1/2027	AA		1,450	1,589,154
Texas Municipal Power Agency (AGM)	3.00%		9/1/2029	AA		2,080	2,255,851
Texas Municipal Power Agency (AGM)	3.00%		9/1/2034	AA		1,470	1,577,729
Texas Municipal Power Agency (AGM)	3.00%		9/1/2036	AA		5,250	5,621,134
Texas Water Dev Brd	3.00%		10/15/2033	AAA		4,000	4,524,739
Transbay Pwr Auth	5.00%		10/1/2030	A-	(b)	300	387,783
Transbay Pwr Auth	5.00%		10/1/2031	A-	(b)	300	386,418

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Transbay Pwr Auth		5.00%		10/1/2032	A-	(b)	$500	$642,640
Transbay Pwr Auth		5.00%		10/1/2033	A-	(b)	900	1,154,902
Transbay Pwr Auth		5.00%		10/1/2034	A-	(b)	970	1,242,396
Transbay Pwr Auth		5.00%		10/1/2035	A-	(b)	900	1,151,164
Transbay Pwr Auth		5.00%		10/1/2037	A-	(b)	675	858,973
Transbay Pwr Auth		5.00%		10/1/2039	A-	(b)	1,400	1,774,186
Transbay Pwr Auth		5.00%		10/1/2040	A-	(b)	1,500	1,898,003
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2027	A3		4,375	5,312,619
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2029	A3		19,600	24,631,408
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2030	A3		6,500	8,306,347
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2031	A3		6,000	7,797,765
TX Muni Gas Acq & Supply - Macquarie		5.00%		12/15/2032	A3		6,000	7,928,875
TX Muni Gas Acq & Supply - ML		5.25%		12/15/2023	A2		2,925	3,195,146
TX Muni Gas Acq & Supply - ML		6.25%		12/15/2026	A2		11,780	13,711,485
Utility Debt Sec Auth - Lipa		5.00%		6/15/2028	AAA		5,915	7,059,373
Western MN Muni Pwr Agy		5.00%		1/1/2023	Aa3		1,500	1,570,194
WV EDA - Wheeling Pwr AMT		3.00%	#(a)	6/1/2037	A-		9,400	9,462,852
Total								826,369,995
Total Municipal Bonds (cost $6,306,406,131)								6,660,694,493
	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.30%

Variable Rate Demand Notes 1.30%

Corporate-Backed 0.19%
Mobile IDB - AL Power	0.120%	1/3/2022		12/1/2037	A1		12,600	12,600,000

General Obligation 0.32%
NYC GO	0.060%	1/3/2022		12/1/2047	AA		21,395	21,395,000

Health Care 0.14%
WV Hsp - WV United Health Sys	0.210%	1/6/2022		6/1/2033	A		9,410	9,410,000

Tax Revenue 0.16%
NYC TFA - Future Tax	0.060%	1/3/2022		5/1/2034	AAA		1,200	1,200,000
NYC TFA - Future Tax	0.060%	1/3/2022		11/1/2044	AAA		6,190	6,190,000
NYC TFA - Future Tax	0.080%	1/3/2022		2/1/2045	AAA		3,785	3,785,000
Total								11,175,000

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND December 31, 2021

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.49%
NYC Muni Water	0.060%	1/3/2022	6/15/2050	AA+	$7,385	$7,385,000
NYC Muni Water	0.070%	1/3/2022	6/15/2045	AA+	25,500	25,500,000
NYC Muni Water	0.090%	1/3/2022	6/15/2049	AA+	500	500,000
Total						33,385,000
Total Short-Term Investments (cost $87,965,000)						87,965,000
Total Investments in Securities 99.49% (cost $6,394,371,131)						6,748,659,493
Other Assets and Liabilities – Net 0.51%						34,506,111
Net Assets 100.00%						$6,783,165,604

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CR	Custodian Receipt.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Over Night Financing Rate.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2021, the total value of Rule 144A securities was $271,723,612, which represents 4.01% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND December 31, 2021

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$549,992,706	$3,724,000	$553,716,706
Financial Services	–	13,313,969	2,432,489	15,746,458
Remaining Industries	–	6,091,231,329	–	6,091,231,329

Short-Term Investments
Variable Rate Demand Notes	–	87,965,000	–	87,965,000
Total	$–	$6,742,503,004	$6,156,489	$6,748,659,493

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.70%

MUNICIPAL BONDS 98.70%

Corporate-Backed 7.63%
AR DFA - Big River Steel AMT†	4.75%		9/1/2049	Ba2		$8,500	$9,593,771
AZ IDA	3.625%		5/20/2033	BBB		8,616	9,656,508
Burke Co Dev - Vogtle Proj	2.75%	#(a)	1/1/2052	AA-		10,625	10,783,003
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3		13,775	14,208,542
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-		2,575	2,880,938
Chandler AZ IDA - Intel Corp AMT	2.70%	#(a)	12/1/2037	A+		4,000	4,137,234
Fort Bend IDC - NRG Energy	4.75%		5/1/2038	Baa2		3,500	3,610,208
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-		585	625,336
Hoover IDA - US Steel AMT	5.75%		10/1/2049	BB-		1,100	1,303,367
Houston Arpt - United Airlines AMT	4.00%		7/15/2041	B-	(b)	3,800	4,078,266
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+		5,000	5,086,829
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-		8,500	9,132,383
IL State GO	5.00%		12/1/2036	BBB		6,700	8,008,499
IN Fin Auth - OH River Brdgs	5.00%		7/1/2048	BBB+		1,400	1,493,880
IN Fin Auth - OVEC	2.50%		11/1/2030	Ba1		1,000	1,022,479
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1		1,000	1,066,488
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1		3,600	3,839,357
IN Fin Auth - US Steel	4.125%		12/1/2026	BB-		1,625	1,783,255
LA Env Facs - Entergy	2.50%		4/1/2036	A		18,140	18,524,768
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB		21,455	23,537,553
LA St John Parish - Marathon Oil	2.00%	#(a)	6/1/2037	BBB-		9,555	9,714,225
LA St John Parish - Marathon Oil	2.10%	#(a)	6/1/2037	BBB-		8,000	8,252,044
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-		2,750	2,838,332
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-		1,810	1,892,153
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-		3,125	3,290,707
Love Field Arpt - Southwest Airlines	5.00%		11/1/2028	Baa1		2,845	2,953,228
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-		8,100	8,619,648
MD EDC - AFCO AMT	4.00%		7/1/2039	BBB		5,625	6,482,341
MD EDC - Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR		855	513,000
MI Strategic Fund - GPK AMT	4.00%	#(a)	10/1/2061	BB		2,100	2,343,449
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-		5,250	5,521,413
National Fin Auth NH - Covanta†	4.625%		11/1/2042	B1		1,500	1,555,333
NH National Fin Auth - Covanta†	3.625%	#(a)	7/1/2043	B1		690	724,296
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B1		1,315	1,385,409
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B1		5,000	5,202,704
NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR		6,815	8,119,387
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1		2,500	2,584,000
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		5,000	5,192,074

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	$900	$1,036,714
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,300	1,344,236
NY Env Facs - Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	3,000	3,191,320
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR	7,000	7,673,819
NY Liberty Dev Corp - BofA Tower	2.80%		9/15/2069	Baa2	1,000	1,035,820
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	1,050	1,256,376
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,500	1,893,036
NYC IDA - TRIPS	5.00%		7/1/2028	BBB+	11,005	11,215,616
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	1,665	1,747,354
OH Air Dev Auth - AEP AMT	2.10%	#(a)	7/1/2028	BBB+	5,000	5,173,651
OH Air Dev Auth - AEP AMT	2.50%	#(a)	8/1/2040	BBB+	2,500	2,740,183
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+	1,960	2,061,679
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1	3,450	3,741,589
OH Air Quality - AMG Vanadium AMT†	5.00%		7/1/2049	B-	4,630	5,423,223
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1	5,535	5,676,858
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	1,750	2,309,079
Parish of St James - Nustar Logistics†	6.35%		7/1/2040	BB-	3,250	4,291,841
Parish of St James - Nustar Logistics†	6.35%		10/1/2040	BB-	2,500	3,301,416
Phenix City - Meadwestvaco AMT	4.125%		5/15/2035	BBB	2,500	2,556,080
Phenix City IDB - Meadwestvaco	3.625%		5/15/2030	BBB	3,050	3,112,812
Port Beaumont Nav Dis - Jefferson Rail AMT†	4.00%		1/1/2050	NR	3,150	3,236,756
Port Beaumont Nav Dis - Jefferson Rail AMT†	2.875%		1/1/2041	NR	665	658,743
Port Beaumont Nav Dis - Jefferson Rail AMT†	3.00%		1/1/2050	NR	5,500	5,367,320
Public Finance Authority AMT	4.00%		9/30/2051	Baa3	11,250	12,413,483
Public Finance Authority AMT	4.00%		3/31/2056	Baa3	10,000	10,998,437
Richland Co Env Impt - Intl Paper	3.875%		4/1/2023	BBB	6,625	6,898,669
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	6,530	6,858,688
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,000	2,081,704
Spring Valley Community Infrastructure District No. 1†	3.75%		9/1/2051	NR	4,375	4,404,708
St James Parish - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000	1,138,269
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	3,809	4,037,804
VA Small Bus Fing - Covanta AMT†	5.00%	#(a)	1/1/2048	B	910	949,649
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	2,000	2,225,515
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	4,900	3,724,000	(d)
WI PFA - American Dream†	5.00%		12/1/2027	NR	1,455	1,485,505
WI PFA - American Dream†	6.50%		12/1/2037	NR	3,000	3,241,903
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB	1,035	1,151,765
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	3,500	3,562,057
WI Pub Fin Auth - Celanese	4.05%		11/1/2030	BBB	500	551,204
Total						357,325,288

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education 5.06%
Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2	$325	$359,391
CA Ed Facs - Chapman Univ	5.00%	4/1/2045	A2	5,000	5,618,781
CA Sch Fin - Green Dot Charter†	5.00%	8/1/2045	BBB-	1,500	1,657,626
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2049	Baa3	1,000	1,121,802
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2054	Baa3	1,030	1,152,486
Carroll Co - KY Util Comp AMT	2.125%	10/1/2034	A1	7,500	7,747,699
Chicago Brd Ed	5.00%	12/1/2044	BB	1,750	2,046,777
Chicago Brd Ed	5.00%	12/1/2046	BB	3,500	4,082,882
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	Baa1	3,040	3,255,283
Detroit Sch Dist	5.00%	5/1/2029	Aa1	4,000	4,062,273
Dutchess Co LDC - Bard College†	5.00%	7/1/2045	BB+	1,000	1,199,514
Dutchess Co LDC - Bard College†	5.00%	7/1/2051	BB+	1,500	1,789,089
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-	1,475	1,715,718
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-	2,000	2,320,020
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+	775	776,620
Hempstead Town LDC - Adelphi Univ	5.00%	10/1/2034	A-	175	193,566
IA HI Ed - Des Moines Univ	5.00%	10/1/2038	BBB+	2,730	3,411,387
IA Higher Ed - Des Moines Univ	5.00%	10/1/2039	BBB+	2,870	3,582,121
IA Higher Ed - Des Moines Univ	5.00%	10/1/2040	BBB+	3,535	4,398,620
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2037	Baa3	3,135	3,575,707
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2039	Baa3	3,295	3,738,173
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2040	Baa3	2,020	2,464,298
IL Fin Auth - Univ Chicago	4.00%	10/1/2049	Aa2	6,000	6,278,581
LA PDA - Tulane Univ	4.00%	4/1/2050	A+	6,000	6,903,808
LA PDA - Tulane Univ	5.00%	4/1/2045	A+	5,000	6,253,901
Lincoln Co - Augustana College	4.00%	8/1/2051	BBB-	2,960	3,304,025
MA DFA - Springfield Clg	4.00%	6/1/2041	BBB	1,375	1,574,641
MA DFA - Springfield Clg	4.00%	6/1/2050	BBB	1,350	1,527,013
MA DFA - Suffolk Univ	5.00%	7/1/2030	Baa2	1,500	1,787,615
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2	3,750	4,448,881
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2	1,250	1,481,934
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2	1,600	1,893,623
MA DFA - Suffolk University	4.00%	7/1/2046	Baa2	1,000	1,162,837
MA DFA - Suffolk University	4.00%	7/1/2051	Baa2	3,000	3,471,566
MA Ed Fin Auth AMT	3.00%	7/1/2051	BBB	2,000	2,017,906
MD Hlth & HI Ed - Stevenson Univ	4.00%	6/1/2051	BBB-	1,000	1,143,113
Miami Dade Cnty Ed Facs - Univ of Miami FL	5.00%	4/1/2053	A-	5,000	5,979,780

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
Nashville Hlth & Ed - Lipscomb U	5.25%		10/1/2058	BBB		$6,065	$7,375,185
NJ Higher Ed Assistance Auth AMT	2.50%		12/1/2040	AA		2,250	2,302,136
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2040	A-		5,000	5,696,283
NY Dorm - NYU	5.00%		7/1/2030	Aa2		2,155	2,308,222
NY Dorm - NYU	5.00%		7/1/2031	Aa2		4,215	4,514,689
NY Dorm - Pace Univ	5.00%		5/1/2029	NR		10	10,621
NY Dorm - Pace Univ	5.00%		5/1/2029	BBB-		245	257,916
NY Dorm - St. John’s Univ	4.00%		7/1/2048	A-		3,750	4,397,994
NY Dorm - Touro Clg	5.00%		1/1/2047	BBB-	(b)	6,600	7,600,062
NY Dorm - Touro Clg	5.50%		1/1/2039	BBB-	(b)	2,450	2,674,928
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2030	AA		8,000	6,956,599
NYC IDA - Yankee Stadium (AGM)	4.00%		3/1/2045	AA		2,400	2,775,142
OR Facs Auth - Willamette Univ	4.00%		10/1/2051	BBB		2,500	2,847,596
PA HI Ed - Drexel Univ (AGM)	4.00%		5/1/2041	AA		3,425	4,008,957
PA Higher Ed Assistance Agncy	2.625%		6/1/2042	A1		1,725	1,740,169
Troy Cap Res Corp - RPI	4.00%		9/1/2040	A3		4,435	5,230,753
Univ of CT	5.25%		11/15/2047	A+		8,080	9,964,656
Univ of Illinois (AGM)	4.00%		4/1/2038	AA		4,965	5,695,862
Univ of NE - Facs Corp	4.00%		7/15/2062	Aa1		17,785	20,892,059
Univ of New England	4.00%		7/1/2046	A3		2,865	3,369,607
Univ of New England	4.00%		7/1/2051	A3		7,750	9,066,823
Univ of North Carolina - Wilmington	5.00%		6/1/2037	A1		7,055	8,027,433
Waco Ed Fin Corp - Baylor University	4.00%		3/1/2051	A+		5,000	5,888,118
WI PFA - Wingate Univ	5.25%		10/1/2038	BBB		2,220	2,593,696
WI PFA - Wingate Univ	5.25%		10/1/2043	BBB		1,000	1,156,641
Total							236,851,204

Energy 0.36%
Main St Nat Gas - Macquarie	5.00%		5/15/2038	A3		3,745	5,313,474
New Mexico Energy Acq Auth - RBC	5.00%	#(a)	11/1/2039	Aa2		10,000	11,353,037
Total							16,666,511

Financial Services 0.18%
MA Ed Fin Auth AMT	4.125%		7/1/2046	BBB		5,755	6,100,753
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2031	Aaa		2,395	2,549,625
Total							8,650,378

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 11.77%
Beaverton Sch Dist	5.00%	6/15/2036	AA+	$8,000	$9,689,562
Bellwood GO	6.15%	12/1/2032	A	2,765	2,913,681
CA State GO	4.00%	9/1/2037	Aa2	5,000	5,709,103
CA State GO	5.00%	4/1/2032	Aa2	2,450	3,367,411
CA State GO	5.00%	2/1/2033	Aa2	10,000	10,036,795
CA State GO	5.00%	8/1/2038	Aa2	3,700	4,383,895
CA State GO	5.25%	8/1/2032	Aa2	7,500	8,708,111
Chicago Brd Ed	5.00%	12/1/2029	BB	2,000	2,450,870
Chicago Brd Ed	5.00%	12/1/2030	BB	2,070	2,525,442
Chicago Brd Ed	5.00%	12/1/2031	BB	1,000	1,216,308
Chicago Brd Ed	5.00%	12/1/2032	BB	1,250	1,550,992
Chicago Brd Ed	5.00%	12/1/2033	BB	1,750	2,165,958
Chicago Brd Ed	5.00%	12/1/2033	BB	3,275	4,118,816
Chicago Brd Ed	5.00%	12/1/2036	BB	1,000	1,251,797
Chicago Brd Ed	5.00%	12/1/2039	BB	1,415	1,760,781
Chicago Brd Ed	5.00%	12/1/2042	BB	700	723,433
Chicago Brd Ed	5.00%	12/1/2046	BB	2,000	2,379,610
Chicago Brd Ed	6.50%	12/1/2046	BB	1,100	1,349,358
Chicago Brd Ed†	7.00%	12/1/2046	BB	1,200	1,546,565
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,850	2,262,288
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon	12/1/2030	Baa2	1,765	1,494,806
Chicago GO	4.00%	1/1/2035	BBB+	10,750	12,410,346
Chicago GO	4.00%	1/1/2036	BBB+	8,195	9,434,073
Chicago GO	5.00%	1/1/2026	BBB+	5,175	5,960,789
Chicago GO	5.00%	1/1/2029	BBB+	3,000	3,669,375
Chicago GO	5.00%	1/1/2030	BBB+	2,400	2,974,731
Chicago GO	5.00%	1/1/2033	BBB+	2,350	2,351,893
Chicago GO	5.00%	1/1/2034	BBB+	4,150	4,153,344
Chicago GO	5.00%	1/1/2040	BBB+	5,000	5,004,029
Chicago GO	5.50%	1/1/2033	BBB+	2,255	2,563,813
Chicago GO	5.50%	1/1/2034	BBB+	2,400	2,727,142
Chicago GO	5.50%	1/1/2037	BBB+	2,745	3,115,677
Chicago GO	5.50%	1/1/2040	BBB+	2,500	2,837,593
Chicago GO	5.50%	1/1/2042	BBB+	5,000	5,670,420
Chicago GO	5.50%	1/1/2049	BBB+	13,265	16,304,864
Chicago GO	5.625%	1/1/2030	BBB+	525	636,296
Chicago GO	6.00%	1/1/2038	BBB+	19,430	23,686,142
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375	11,031,592
Clark Co SD (AGM)	4.00%	6/15/2038	AA	1,200	1,425,783

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Clark Co SD (AGM)	4.00%	6/15/2040	AA	$1,975	$2,338,384
Cook Co GO	5.00%	11/15/2030	A+	1,000	1,189,378
Cook Co GO	5.00%	11/15/2031	A+	2,150	2,551,898
Cook Co GO	5.00%	11/15/2034	A+	500	591,414
Cook Co GO	5.00%	11/15/2035	A+	1,000	1,181,888
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000	10,400,862
CT State GO	3.00%	1/15/2038	Aa3	11,425	12,554,142
CT State GO	3.00%	6/1/2038	Aa3	1,875	2,067,411
CT State GO	3.00%	6/1/2039	Aa3	2,190	2,405,570
CT State GO(e)	3.00%	1/15/2040	Aa3	11,335	12,320,449
CT State GO	3.00%	6/1/2040	Aa3	1,625	1,781,726
CT State GO	4.00%	6/1/2037	Aa3	1,000	1,199,813
CT State GO	4.00%	6/15/2037	Aa3	975	1,138,253
CT State GO	4.00%	6/1/2038	Aa3	750	898,325
CT State GO	4.00%	6/1/2039	Aa3	600	717,296
CT State GO	5.00%	6/15/2032	Aa3	1,250	1,555,657
CT State GO	5.00%	6/15/2033	Aa3	1,250	1,554,392
CT State GO	5.00%	4/15/2036	Aa3	1,150	1,446,841
CT State GO	5.00%	6/15/2038	Aa3	1,000	1,239,358
CT State GO	5.00%	4/15/2039	Aa3	1,650	2,065,611
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000	7,889,326
Hillsborough Co	3.25%	8/1/2048	AAA	7,690	8,400,493
IL State GO	4.00%	10/1/2032	BBB	2,000	2,362,167
IL State GO	4.00%	10/1/2038	BBB	2,500	2,899,122
IL State GO	4.00%	10/1/2039	BBB	7,500	8,677,268
IL State GO	4.00%	11/1/2043	BBB	1,470	1,667,820
IL State GO	4.00%	11/1/2044	BBB	2,745	3,108,483
IL State GO	4.25%	10/1/2045	BBB	3,000	3,494,347
IL State GO	5.00%	3/1/2030	BBB	6,500	6,546,030
IL State GO	5.00%	1/1/2033	BBB	4,075	4,088,373
IL State GO	5.00%	3/1/2033	BBB	5,000	6,409,125
IL State GO	5.00%	1/1/2035	BBB	6,200	7,136,519
IL State GO	5.00%	3/1/2035	BBB	2,700	3,440,732
IL State GO	5.00%	3/1/2037	BBB	2,850	3,613,926
IL State GO	5.00%	5/1/2038	BBB	4,515	5,440,873
IL State GO	5.00%	1/1/2041	BBB	3,580	4,102,646
IL State GO	5.00%	3/1/2046	BBB	4,250	5,281,253
IL State GO	5.50%	5/1/2030	BBB	2,545	3,329,851
IL State GO	5.50%	7/1/2033	BBB	9,470	10,155,112

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
IL State GO	5.50%	7/1/2038	BBB	$5,345	$5,728,365
IL State GO	5.50%	5/1/2039	BBB	8,250	10,548,410
IL State GO	5.75%	5/1/2045	BBB	2,600	3,332,769
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	500	600,614
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%	12/1/2038	NR	5,000	5,301,829
Los Angeles USD	4.00%	7/1/2032	Aa3	3,750	4,610,084
Los Angeles USD	4.00%	7/1/2033	Aa3	2,000	2,454,332
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	4,215	4,893,753
MA State GO	4.00%	5/1/2048	Aa1	1,000	1,148,816
MI Strategic Fund - I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500	2,933,182
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA	970	967,725
NJ State GO	4.00%	6/1/2031	A3	6,825	8,405,804
NJ State GO	4.00%	6/1/2032	A3	6,175	7,715,273
NJ Trans Trust Fund	Zero Coupon	12/15/2029	Baa1	15,365	13,374,202
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2030	Baa1	7,010	5,994,523
NYC GO	4.00%	3/1/2050	AA	5,000	5,782,830
NYC GO	5.00%	8/1/2027	AA	6,575	7,056,601
NYC GO	5.00%	3/1/2050	AA	8,000	10,185,350
PA State GO	3.00%	5/15/2034	Aa3	7,500	8,346,083
PA State GO	4.00%	9/15/2030	Aa3	10,000	11,378,535
PA State GO	4.00%	3/1/2037	Aa3	4,255	4,901,334
Philadelphia GO	5.00%	8/1/2036	A	8,990	10,834,437
Philadelphia GO	5.00%	8/1/2037	A	3,250	3,911,037
Philadelphia GO	5.25%	7/15/2031	A	2,000	2,198,363
Philadelphia GO	5.25%	7/15/2032	A	3,000	3,297,544
Philadelphia GO	5.25%	7/15/2033	A	1,000	1,099,181
Philadelphia Sch Dist	4.00%	9/1/2038	A1	2,200	2,568,953
Philadelphia Sch Dist	4.00%	9/1/2039	A1	5,600	6,527,740
Philadelphia Sch Dist	5.00%	9/1/2037	A1	1,200	1,408,404
Pittsburgh GO (BAM)	5.00%	9/1/2029	AA	1,100	1,235,200
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	1,585	1,779,811
Pittsburgh GO (BAM)	5.00%	9/1/2032	AA	1,160	1,302,575
PR Comwlth GO(c)	4.75%	7/1/2018	NR	370	362,600
PR Comwlth GO(c)	5.50%	7/1/2027	NR	1,040	984,100
PR Comwlth GO(c)	5.50%	7/1/2039	NR	3,000	2,831,250
PR Comwlth GO(c)	8.00%	7/1/2035	NR	5,250	4,672,500
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	156,082
San Francisco Arpt AMT	5.25%	5/1/2042	A1	4,000	4,803,667

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Santa Clara Co COP	3.00%		5/1/2038	AA+		$12,885	$14,126,816
Stockton USD (AGM)	5.00%		7/1/2028	AA		750	767,514
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA		500	553,667
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA-		5,000	6,007,875
Union Co Util Auth - Covanta GTD AMT	4.75%		12/1/2031	AA+		3,970	3,983,224
Wilkes Barre PA School District (BAM)	5.00%		4/15/2059	AA		2,500	3,066,590
Yosemite CCD	5.00%		8/1/2029	Aa2		500	578,247
Total							551,523,409

Health Care 13.35%
Allegheny County Health Network	4.00%		4/1/2037	A		3,120	3,552,033
Allen Co - Bon Secours Mercy Hlth	5.00%		12/1/2046	A+		8,000	9,975,790
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%		5/1/2033	A1		7,065	7,176,871
Antelope Valley Hlth	5.00%		3/1/2041	BBB		3,000	3,306,031
Antelope Valley Hlth	5.00%		3/1/2046	BBB		2,615	2,870,626
Appalachian Regl Hlth	4.00%		7/1/2046	BBB		1,380	1,598,856
Appalachian Regl Hlth	4.00%		7/1/2056	BBB		1,125	1,289,434
Baltimore Co - Riderwood Village	4.00%		1/1/2045	A	(b)	5,250	6,043,743
Baltimore Co - Riderwood Village	4.00%		1/1/2050	A	(b)	2,500	2,868,133
Berks Co IDA - Tower Hlth	4.00%		11/1/2038	BB-		5,000	5,345,583
Berks Co IDA - Tower Hlth	5.00%		11/1/2036	BB-		5,000	5,692,159
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-		3,285	3,888,197
Berks Co IDA - Tower Hlth	5.00%		11/1/2044	BB-		10,000	10,089,062
CA Fin Auth - Standord Hlth	4.00%		8/15/2050	AA-		4,000	4,686,174
CA Hlth - CommonSpirit	4.00%		4/1/2044	A-		3,750	4,388,463
CA Hlth - CommonSpirit	4.00%		4/1/2045	A-		3,750	4,353,445
CA Hlth - CommonSpirit	4.00%		4/1/2049	A-		2,500	2,876,974
CA Hlth - Sutter Hlth	4.00%		11/15/2042	A1		2,000	2,295,508
CA Htlh - Emante Hlth	4.00%		4/1/2045	A		6,050	7,013,545
CA Muni Fin - Cmnty Med Ctrs	5.00%		2/1/2047	A-		6,940	8,245,006
CA Stwde - Eskaton Pptys	5.25%		11/15/2034	BBB-		1,875	1,927,867
CA Stwde - Huntington Memorial Hosp	4.00%		7/1/2048	AA-		4,500	5,073,743
CA Stwde - John Muir Hlth	4.00%		12/1/2057	A+		2,500	2,604,984
CA Stwde - Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB-		6,875	7,774,495
CA Stwde - Loma Linda Univ Med Ctr†	5.50%		12/1/2058	BB-		3,375	4,134,543
City of Grand Forks - Altru Health	4.00%		12/1/2046	Baa2		1,125	1,302,332
City of Grand Forks - Altru Health	4.00%		12/1/2051	Baa2		1,185	1,364,890
CO Hlth Fac Auth - CommonSpirit	4.00%		8/1/2038	A-		1,875	2,192,067

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CO Hlth Facs - CommonSpirit	5.00%	8/1/2044	A-		$3,000	$3,686,359
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2046	NR		950	1,063,548
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2051	NR		1,115	1,245,316
CT Hlth - Nuvance	4.00%	7/1/2049	A-		20,245	22,950,279
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	555,691
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	BBB-		1,000	1,164,183
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	BBB-		8,925	10,671,306
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	BBB-		5,250	6,248,735
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	748,333
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2053	A-		2,870	3,476,000
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-		22,000	26,602,539
Escambia Co - Baptist Hlth	4.00%	8/15/2050	BBB+		7,360	8,236,363
Fairview Health Services	5.00%	11/15/2049	A		5,400	6,539,813
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	NR		290	298,272
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB	(b)	4,590	4,720,919
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%	2/15/2030	A		3,345	4,316,654
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%	2/15/2032	A		5,545	7,087,354
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA		5,225	6,031,552
Greenville Hlth Sys	5.00%	5/1/2034	A		3,970	4,353,049
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2045	BB		2,000	2,142,411
Hillsborough Co IDA - Tampa General	4.00%	8/1/2045	Baa1		9,280	10,861,366
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	AA+		235	263,550
IL Fin Auth - Univ of Illinois Hlth	4.00%	10/1/2040	BBB+		1,030	1,192,041
IL Fin Auth - Univ of Illinois Hlth	4.00%	10/1/2055	BBB+		2,785	3,134,534
IN Fin Auth - Major Hsp	5.00%	10/1/2029	NR		1,500	1,621,996
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	NR		1,350	1,387,119
Lee Memorial Hlth System	4.00%	4/1/2049	A+		5,500	6,287,629
Lucas Co Hsp - ProMedica Hlth	5.25%	11/15/2048	BBB		7,350	8,878,516
Lynchburg Economic Development Authority	4.00%	1/1/2055	A-		7,000	8,165,986
MA DFA - Atrius Hlth	4.00%	6/1/2049	BBB		4,480	5,132,037
MA DFA - Atrius Hlth	5.00%	6/1/2039	BBB		2,000	2,475,630
MA DFA - Boston Med Ctr	5.00%	7/1/2031	BBB		1,980	2,312,637
MA DFA - Boston Med Ctr	5.00%	7/1/2035	BBB		5,115	5,945,854
MA DFA - CareGroup	5.00%	7/1/2048	A		4,000	4,842,849
MA DFA - Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,717,883
MA DFA - Wellforce Hlth	4.00%	7/1/2035	BBB+		2,000	2,292,347
MA DFA - Wellforce Hlth	5.00%	7/1/2039	BBB+		2,685	3,281,647
MA DFA - Wellforce Hlth (AGM)	4.00%	10/1/2045	AA		1,685	1,965,381

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Martin Co Hlth - Cleveland Clinic	4.00%	1/1/2046	AA		$5,000	$5,762,588
MD Hlth & HI Ed - Adventist	4.00%	1/1/2051	BBB		20,000	23,136,572
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		10,000	11,981,316
MD Hlth & HI Ed - Doctors	5.00%	7/1/2038	Baa3		7,080	8,018,398
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB+		1,320	1,537,073
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB+		2,250	2,612,207
MI Fin Auth - Trinity Health	4.00%	12/1/2049	AA-		6,000	6,961,410
MI Hosp Fin Auth - Ascension Hlth	5.00%	11/15/2047	AA+		4,000	5,041,923
Miami-Dade Co Hlth - Nicklaus Children Hsp	4.00%	8/1/2051	A		5,250	6,161,031
Miami-Dade County Health Facilities Authority	4.00%	8/1/2046	A		1,750	2,063,798
MO Hlth Ed - Mercy Hlth	4.00%	6/1/2053	A+		19,000	21,959,871
MO Hlth Ed - Mosaic Hlth	4.00%	2/15/2054	A1		4,450	5,021,767
Montgomery Co Hgr Ed - Thomas Jeff U	4.00%	9/1/2049	A		3,960	4,470,972
Montgomery Co Hosp - Premier	4.00%	11/15/2042	Baa1		8,440	9,617,069
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(b)	3,150	3,206,070
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(b)	1,300	1,323,140
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	Aa3		4,500	4,552,482
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		1,070	1,145,680
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2043	BBB		4,000	4,697,090
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760	6,725,813
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650	2,744,831
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,210,115
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,104,808
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	640,181
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,785,975
NE Ed Hlth - Immanuel	4.00%	1/1/2049	AA	(b)	10,000	11,251,285
NH Hlth & Ed - Dartmouth Hitchcock	5.00%	8/1/2059	A		3,110	5,018,945
NJ Hlth - St Josephs Hlth	4.00%	7/1/2048	BBB-		5,000	5,494,641
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BBB-		5,000	5,015,992
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	154,783
NY Dorm - Montefiore	4.00%	8/1/2036	BBB-		1,450	1,653,149
NY Dorm - Montefiore	4.00%	8/1/2038	BBB-		1,825	2,074,251
NY Dorm - Montefiore	5.00%	8/1/2033	BBB-		1,140	1,387,135
NY Dorm - Montefiore	5.00%	8/1/2034	BBB-		1,010	1,227,146
NY Dorm - Montefiore	5.00%	8/1/2035	BBB-		1,000	1,213,496
NY Dorm - Montefiore Ob Group	5.00%	8/1/2030	BBB-		3,040	3,722,964
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,550,442
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,183,672

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2040	BBB-		$1,300	$1,466,953
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,181,985
OH Hsp - University Hospitals	4.00%	1/15/2050	A		12,000	13,660,170
OK DFA - OU Med	5.50%	8/15/2057	Baa3		7,090	8,748,789
OK DFA - OU Med (AGM)	4.00%	8/15/2048	AA		4,000	4,455,754
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,500	5,167,449
Oroville - Oroville Hsp	5.25%	4/1/2039	B+		1,000	1,139,505
Oroville - Oroville Hsp	5.25%	4/1/2054	B+		1,000	1,111,745
PA Econ Dev - Univ Pitt Med Ctr	3.00%	10/15/2038	A		4,725	5,169,681
PA Hi Ed - U Penn Hlth	4.00%	8/15/2049	AA		7,000	8,120,458
Palm Beach Co Hlth - Lifespace	5.00%	5/15/2053	BBB	(b)	2,375	2,726,210
Palomar Hlth	5.00%	11/1/2036	BBB		6,025	7,025,531
Palomar Hlth	5.00%	11/1/2039	BBB		5,500	6,391,303
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2031	BBB		1,000	1,198,344
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB		1,000	1,196,289
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB		2,950	3,521,424
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB		1,250	1,281,885
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	NR		5,750	6,507,069
Savannah Hosp - St.Joseph’s/Candler	4.00%	7/1/2043	A2		5,000	5,732,626
Savannah Hosp Auth - St.Joseph’s/Candler	4.00%	7/1/2039	A2		4,500	5,196,099
Tampa Hlth & Ed - Moffit Cancer	4.00%	7/1/2045	A2		4,855	5,592,402
UCal Med Ctr	5.25%	5/15/2038	AA-		660	703,048
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500	5,265,489
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,418,185
Westchester Co LDC - Westchester Med Ctr	6.00%	11/1/2030	Baa2		110	110,425
Westchester Co LDC - Westchester Med Ctr	6.125%	11/1/2037	Baa2		30	30,123
WI Hlth & Ed - Marshfield Hlth Sys	4.00%	2/15/2050	A-		7,580	8,439,204
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	Ba3		840	864,898
WI PFA - ACTS	5.00%	11/15/2041	A-	(b)	1,125	1,363,318
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		1,410	1,433,507
Total						625,478,181

Housing 2.93%
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		300	322,697
CA HFA - MFH	3.25%	8/20/2036	BBB		7,491	8,493,276
CA HFA - MFH	3.50%	11/20/2035	BBB+		5,787	6,607,154
CA HFA - MFH	4.00%	3/20/2033	NR		18,213	20,991,297
CA HFA - MFH	4.25%	1/15/2035	BBB+		6,761	8,127,308

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	A-	$650	$703,441
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3	1,410	1,570,371
CA Muni Fin - UC Davis Hsg (BAM)	3.00%	5/15/2051	AA	3,480	3,708,451
CSCDA - Pasadena†	4.00%	12/1/2056	NR	3,250	3,041,086
CSCDA - Orange†	3.00%	3/1/2057	NR	5,000	4,450,015
CSCDA - Orange†	4.00%	3/1/2057	NR	2,500	2,377,595
CSCDA - Waterscape†	3.00%	9/1/2056	NR	6,500	5,960,399
CSCDA - Waterscape†	4.00%	9/1/2046	NR	1,000	990,663
Essex Co Imp Auth - NJIT Stud Hsg (BAM)	4.00%	8/1/2056	AA	2,600	3,068,552
Essex Co Imp Auth - NJIT Stud Hsg (BAM)	4.00%	8/1/2060	AA	2,250	2,629,762
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+	5,500	5,837,233
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3	2,500	2,990,580
MI HDA	3.60%	10/1/2060	AA	6,330	6,796,174
MI St HDA	3.25%	10/1/2044	AA	3,450	3,671,193
Montgomery Co Hsg	2.85%	1/1/2051	Aaa	6,915	6,998,748
NYC HDC	2.80%	2/1/2050	Aa2	10,000	10,045,821
NYC HDC	3.35%	11/1/2065	AA+	8,870	9,265,553
NYC Hsg - 8 Spruce St	3.50%	2/15/2048	BBB-	5,120	5,266,601
NYS HFA	2.50%	11/1/2045	Aa2	6,000	6,060,422
NYS HFA	3.15%	11/1/2054	Aa2	2,375	2,463,404
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2037	Baa3	1,000	1,184,460
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-	1,000	1,069,017
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	1,500	1,593,306
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-	1,000	1,057,312
Total					137,341,891

Lease Obligations 6.39%
CA Pub Wks - Lease Rev	4.00%	11/1/2046	Aa3	3,500	4,183,923
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	Aa3	8,500	8,599,554
Chester Co IDA - Longwood	4.00%	12/1/2051	Aa2	7,750	9,161,005
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	6,430	6,824,660
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500	3,824,847
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865	942,868
IN Fin Auth - OH River Brdgs	5.00%	7/1/2040	BBB+	3,000	3,201,171
IN Fin Auth - OH River Brdgs	5.00%	7/1/2044	BBB+	6,145	6,557,065
IN Fin Auth - OH River Brdgs	5.00%	7/1/2035	BBB+	6,500	6,935,870
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	5,000	5,795,014
KY Bond Dev Corp - Lexington Conv	4.00%	9/1/2048	A+	6,645	7,354,632
Los Angeles USD COP	5.00%	10/1/2025	A	1,000	1,033,847

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
MD Stadium Auth - Baltimore City	5.00%	5/1/2050	AA-	$2,195	$3,293,821
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2032	BBB+	3,575	2,841,504
Met Pier & Expo Auth - Mccormick Place CR (AGM)	Zero Coupon	12/15/2056	AA	10,385	4,054,490
MI Fin Auth - Wayne Co Criminal Justice	4.00%	11/1/2048	Aa3	3,500	3,989,281
MI St Bldg Auth	4.00%	4/15/2054	Aa2	6,500	7,569,914
MI St Bldg Auth	4.00%	10/15/2056	Aa2	10,000	11,837,182
NJ Ed Facs - Higher Ed	4.00%	9/1/2029	Baa1	5,445	5,858,556
NJ EDA - Bldgs	5.00%	6/15/2036	Baa1	1,285	1,547,017
NJ EDA - Bldgs	5.00%	6/15/2047	Baa1	6,050	7,158,989
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	7,500	8,245,027
NJ EDA - Sch Facs	4.00%	6/15/2050	Baa1	1,000	1,142,845
NJ EDA - Sch Facs	4.75%	6/15/2031	Baa1	1,550	1,806,465
NJ EDA - Sch Facs	5.00%	3/1/2028	Baa1	4,320	4,544,312
NJ EDA - Sch Facs	5.00%	6/15/2041	Baa1	5,050	5,909,449
NJ EDA - Sch Facs	5.00%	6/15/2042	Baa1	4,930	5,795,400
NJ EDA - Sch Facs	5.50%	6/15/2031	Baa1	1,450	1,765,888
NJ EDA - State House	5.00%	6/15/2043	Baa1	4,500	5,441,651
NJ EDA - Transit	5.00%	11/1/2044	Baa1	5,500	6,715,348
NJ Trans Trust Fund	Zero Coupon	12/15/2028	Baa1	10,000	8,943,902
NJ Trans Trust Fund	Zero Coupon	12/15/2031	Baa1	1,935	1,595,127
NJ Trans Trust Fund	Zero Coupon	12/15/2037	Baa1	3,390	2,340,950
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	6,760	4,512,770
NJ Trans Trust Fund	4.00%	12/15/2031	Baa1	2,125	2,492,603
NJ Trans Trust Fund	4.00%	6/15/2036	Baa1	7,250	8,556,167
NJ Trans Trust Fund	4.00%	6/15/2044	Baa1	13,435	15,162,694
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	20,485	23,032,703
NJ Trans Trust Fund	5.00%	12/15/2023	Baa1	4,425	4,816,791
NJ Trans Trust Fund	5.00%	6/15/2030	A+	3,000	3,511,956
NJ Trans Trust Fund	5.00%	6/15/2031	A+	2,400	2,802,908
NJ Trans Trust Fund	5.00%	12/15/2035	Baa1	4,200	5,152,382
NJ Trans Trust Fund	5.00%	12/15/2036	Baa1	3,500	4,286,085
NJ Trans Trust Fund	5.00%	6/15/2038	Baa1	6,760	6,903,099
NJ Trans Trust Fund	5.00%	6/15/2042	Baa1	2,215	2,262,395
NJ Trans Trust Fund	5.00%	6/15/2046	Baa1	12,655	15,231,323
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2031	Baa1	3,995	3,325,910
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA	10,000	10,254,528
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA	6,000	6,152,390
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA	545	663,787

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)
Sacramento City Fing Auth (AMBAC)	5.25%		12/1/2023	AA-		$3,150	$3,447,488
Santa Clara Co COP	3.00%		5/1/2039	AA	(b)	3,270	3,577,512
St Louis Fin Corp - Convention Center (AGM)	5.00%		10/1/2045	AA		2,500	3,111,710
St Louis Fin Corp - Convention Center (AGM)	5.00%		10/1/2049	AA		2,625	3,264,213
Total							299,332,988

Other Revenue 3.26%
AZ IDA - Kipp Chtr Sch	4.00%		7/1/2041	BBB-		1,000	1,138,136
AZ IDA - Kipp Chtr Sch	4.00%		7/1/2051	BBB-		1,045	1,171,135
AZ IDA - Kipp Chtr Sch	4.00%		7/1/2061	BBB-		1,000	1,111,793
CA Infra & Econ Dev - Acad Motion Pict	5.00%		11/1/2041	Aa2		2,500	2,706,791
CA Infra & Econ Dev - Museum of Nat Hist	4.00%		7/1/2050	A2		4,000	4,616,031
CA Sch Fin - Aspire†	4.00%		8/1/2061	BBB		3,275	3,592,025
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2048	BBB-		1,650	1,934,348
City of Miami Beach - Parking Revs (BAM)	5.00%		9/1/2040	AA		2,000	2,283,531
Clifton Higher Ed - IDEA Pub Schs	5.00%		8/15/2042	A-		275	280,960
Clifton Higher Ed - IDEA Pub Schs	6.00%		8/15/2043	A-		1,000	1,075,425
Clifton Higher Ed - Intl Ldrshp Sch	6.125%		8/15/2048	NR		7,825	8,938,855
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2032	BBB		500	521,578
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,935	2,179,922
DC Rev - KIPP Chtr Sch	6.00%		7/1/2043	NR		1,000	1,084,726
DC Rev - KIPP Chtr Sch	6.00%		7/1/2048	NR		1,000	1,084,726
FL DFC - Mater Admy†	5.00%		6/15/2050	BBB		2,135	2,442,934
FL DFC - Mater Admy†	5.00%		6/15/2055	BBB		1,500	1,711,211
Grand River Hosp Dist (AGM)	5.25%		12/1/2034	AA		1,000	1,224,061
Grand River Hosp Dist (AGM)	5.25%		12/1/2035	AA		1,000	1,221,331
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA		1,160	1,413,355
Houston Hi Ed - Cosmos Fndtn	5.00%		2/15/2032	BBB		100	100,551
Houston HI Ed - Cosmos Fndtn	5.00%		2/15/2042	BBB		775	779,267
IL Fin Auth - Noble Chrter Schs	6.125%		9/1/2039	BBB		6,000	6,444,995
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	AA-		7,120	7,775,363
KY Public Energy Auth - Peak Energy	4.00%	#(a)	2/1/2050	A1		11,660	13,508,835
Long Beach Nat Gas - ML	1.555% (3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A2		9,000	9,355,063
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A2		2,000	2,218,669
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2046	A2		19,500	28,852,535
Main St Nat Gas - Macquarie	5.00%		5/15/2037	A3		2,990	4,197,838

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Main St Nat Gas - Macquarie	5.00%	5/15/2043	A3	$3,250	$3,911,257
Main St Nat Gas - Macquarie	5.00%	5/15/2049	A3	8,150	12,225,182
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2049	BB+	1,165	1,368,941
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2054	BB+	1,000	1,171,322
MI Fin Auth - Bradford Admy	4.30%	9/1/2030	NR	335	355,886
MI Fin Auth - Bradford Admy	4.80%	9/1/2040	NR	565	601,606
MI Fin Auth - Bradford Admy	5.00%	9/1/2050	NR	925	983,725
Middlesex Co Impt Auth - Heldrich Ctr	6.125%	1/1/2025	NR	1,250	25,000
Middlesex Co Impt Auth - Heldrich Ctr	6.25%	1/1/2037	NR	1,700	34,000
NJ EDA - Team Academy	6.00%	10/1/2043	BBB	3,500	3,763,186
NYC Cultural - Lincoln Center	4.00%	12/1/2033	A	2,000	2,422,958
NYC Cultural - Lincoln Center	4.00%	12/1/2035	A	1,750	2,106,236
NYC Cultural - Lincoln Center	5.00%	12/1/2031	A	1,250	1,639,132
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB+	7,000	7,015,102
Total					152,589,523

Pre-Refunded 0.03%
Philadelphia Sch Dist	5.00%	9/1/2038	NR	5	6,001
Philadelphia Sch Dist	5.00%	9/1/2038	A1	995	1,165,828
Total					1,171,829

Special Tax 1.78%
Allentown Neighborhood Impt	5.00%	5/1/2027	Baa3	250	253,585
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,845	2,131,290
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3	4,800	4,868,827
Atlanta Urban Redevelopment Agency†	3.625%	7/1/2042	NR	1,850	1,910,982
Atlanta Urban Redevelopment Agency†	3.875%	7/1/2051	NR	3,325	3,442,292
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA-	3,600	4,144,022
CT Spl Tax - Trans Infra	5.00%	1/1/2037	AA-	7,000	8,567,229
CT Spl Tax - Trans Infra	5.00%	1/1/2038	AA-	4,250	5,200,592
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	3,265	1,697,800
Gramercy Farms Cmnty Dev Dist(c)	5.25%	5/1/2039	NR	1,340	214
Inland Valley Redev Agy	5.25%	9/1/2037	A-	4,875	5,309,060
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	549,966
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	2,325	2,531,660
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2033	AA	2,750	3,006,133
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2034	AA	1,000	1,089,539

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2046	AA		$7,255	$7,641,902
NYC IDA - Yankee Stadium	4.00%	3/1/2045	Baa1		3,600	4,092,235
PA COP	4.00%	7/1/2046	A		2,375	2,668,594
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA		1,500	1,668,894
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA		1,400	1,557,138
Riverside RDA - Housing	8.50%	10/1/2041	A		11,195	15,230,048
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A		660	662,228
Stone Canyon CID(c)	5.70%	4/1/2022	NR		1,000	260,000
Stone Canyon CID(c)	5.75%	4/1/2027	NR		1,300	338,000
Village CDD #13	3.00%	5/1/2041	NR		1,250	1,269,744
Village CDD #13	3.25%	5/1/2052	NR		3,250	3,300,843
Total						83,392,817

Tax Revenue 5.57%
Casino Reinv Dev Auth	5.25%	11/1/2039	Baa2		3,300	3,580,271
Casino Reinv Dev Auth	5.25%	11/1/2044	Baa2		1,950	2,111,395
Chicago Brd Ed - CIT	5.00%	4/1/2042	A	(b)	1,800	2,091,455
Chicago Trans Auth	5.00%	12/1/2046	A+		2,835	3,353,090
Chicago Trans Auth	5.25%	12/1/2049	AA		10,000	11,211,532
Cook Co Sales Tax	4.00%	11/15/2034	AA-		3,750	4,318,369
CT Spl Tax - Trans Infra	4.00%	5/1/2036	AA-		2,500	3,001,270
CT Spl Tax - Trans Infra	4.00%	5/1/2039	AA-		3,150	3,760,059
Guam - Business Privilege Tax	4.00%	1/1/2042	Ba1		1,500	1,694,497
MA Sch Bldg Auth - Sales Tax	4.00%	2/15/2043	AA		1,000	1,156,719
Met Atlanta Rapid Trans Auth	3.25%	7/1/2039	AA+		2,330	2,533,283
Met Pier & Expo Auth - Mccormick Place(e)	4.00%	12/15/2047	BBB+		3,000	3,419,696
Met Pier & Expo Auth - Mccormick Place(e)	4.00%	6/15/2052	BBB+		8,000	9,084,097
Met Pier & Expo Auth - Mccormick Place	5.50%	6/15/2053	BBB+		4,415	5,042,584
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,580	1,965,992
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2046	AA		1,595	850,461
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB+		20,000	14,134,398
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB+		15,000	10,180,177
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	BBB+		10,535	8,834,899

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
Met Pier & Expo Auth - McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA		$915	$1,036,179
NY Dorm - PIT	3.00%	3/15/2041	AA+		4,400	4,767,391
NY Dorm - PIT	3.00%	3/15/2051	AA+		5,000	5,288,758
NY Dorm - PIT	4.00%	3/15/2044	Aa2		5,900	6,955,910
NY UDC - PIT	3.00%	3/15/2050	AA+		12,500	13,152,489
NY UDC - PIT	5.00%	3/15/2033	AA+		750	791,748
NYC TFA - Future Tax	3.00%	2/1/2051	AAA		16,525	17,481,992
NYC TFA - Future Tax	4.00%	5/1/2037	AAA		3,000	3,430,525
NYC TFA - Future Tax	4.00%	8/1/2042	AAA		1,000	1,142,352
NYC TFA - Future Tax	4.00%	5/1/2044	AAA		1,000	1,148,973
NYC TFA - Future Tax	5.00%	2/1/2036	AAA		1,000	1,092,309
NYS Thruway - PIT	3.00%	3/15/2050	AA+		10,000	10,596,311
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		1,271	1,117,037
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		2,122	1,728,998
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		2,549	1,935,317
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		2,798	689,047
PR Corp Sales Tax	4.329%	7/1/2040	NR		8,303	9,376,558
PR Corp Sales Tax	4.329%	7/1/2040	NR		7,602	8,584,920
PR Corp Sales Tax	4.536%	7/1/2053	NR		39	44,158
PR Corp Sales Tax	4.55%	7/1/2040	NR		129	147,396
PR Corp Sales Tax	4.75%	7/1/2053	NR		6,895	7,895,299
PR Corp Sales Tax	4.784%	7/1/2058	NR		1,067	1,223,970
PR Corp Sales Tax	5.00%	7/1/2058	NR		24,533	28,459,681
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA		4,725	5,286,044
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA		6,800	7,579,132
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A		275	275,924
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A		4,190	4,205,772
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A		530	532,143
Sonoma Marin Area Rail	5.00%	3/1/2028	AA		510	513,958
Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		265	268,990
Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		750	778,084
Triborough Brdg & Tunl Auth - Payroll Mobility Tax	5.00%	5/15/2051	AA+		10,000	13,017,155
VA Small Bus Fin - NTL Senior Lvg	4.00%	1/1/2045	A	(b)	4,000	4,518,838
VT Edu Loan Rev AMT	3.375%	6/15/2036	A		3,190	3,265,305
Total						260,652,907

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 4.36%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR	$19,000	$3,147,359
Buckeye Tobacco	5.00%	6/1/2055	NR	33,330	38,733,623
Golden St Tobacco	Zero Coupon	6/1/2066	NR	180,000	35,389,674
Golden St Tobacco	5.00%	6/1/2029	NR	2,500	3,074,057
Golden St Tobacco	5.00%	6/1/2030	Aa3	500	533,421
Golden St Tobacco	5.00%	6/1/2047	NR	1,375	1,402,139
Golden St Tobacco	5.00%	6/1/2047	NR	1,490	1,519,408
Golden St Tobacco	5.25%	6/1/2047	NR	800	816,606
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	9,000	1,809,397
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	6,770	7,861,343
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	302,183
MI Tob Settlement	Zero Coupon	6/1/2058	NR	25,000	1,279,330
MI Tob Settlement	4.00%	6/1/2049	BBB+	3,365	3,845,203
MI Tob Settlement	5.00%	6/1/2049	BBB-	6,625	7,984,248
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	20,000	1,593,522
Nthrn AK Tobacco	Zero Coupon	6/1/2066	NR	20,000	4,455,650
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA	15,000	17,140,129
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,901,903
Sacramento Co Tobacco	Zero Coupon	6/1/2060	NR	5,000	1,235,334
Sacramento Co Tobacco	4.00%	6/1/2034	A-	1,000	1,203,810
Sacramento Co Tobacco	4.00%	6/1/2036	A-	1,050	1,256,767
Sacramento Co Tobacco	4.00%	6/1/2038	A-	1,000	1,189,925
Sacramento Co Tobacco	4.00%	6/1/2040	A-	1,000	1,183,474
Sacramento Co Tobacco	4.00%	6/1/2049	BBB+	2,250	2,619,357
San Diego Co Tobacco	5.00%	6/1/2048	BBB+	1,500	1,848,591
San Diego Co Tobacco	5.00%	6/1/2048	BBB-	9,485	11,486,736
Tobacco Settlement Auth IA	4.00%	6/1/2049	BBB+	2,000	2,309,924
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	1,235	1,246,788
Tobacco Settlement Fin Corp LA	5.25%	5/15/2035	A-	2,310	2,492,136
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB+	750	759,283
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2031	A	4,605	5,621,298
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2033	A-	1,000	1,213,662
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	3,760	4,381,104
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	8,900	10,637,377
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	7,540	7,582,535
TSASC	5.00%	6/1/2023	B-	3,400	3,477,386
TSASC	5.00%	6/1/2035	A-	1,390	1,649,750
TSASC	5.00%	6/1/2048	NR	5,550	6,101,371
Total					204,285,803

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation 24.84%
AL Port Auth (AGM)	5.00%	10/1/2036	AA		$750	$907,850
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000	2,388,194
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000	2,385,819
Alameda Corridor Trsp Auth CR (AGM)	5.00%	10/1/2034	AA		3,650	4,334,060
Allegheny Co Airport Auth AMT	5.00%	1/1/2056	A2		10,500	12,983,635
Atlanta Arpt - PFC AMT	5.00%	1/1/2028	Aa3		2,000	2,185,083
Atlanta Arpt - PFC AMT	5.00%	1/1/2031	Aa3		4,000	4,360,107
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3		2,250	2,599,756
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860	5,563,730
CA Muni Fin - LINXS (AGM) AMT	4.00%	12/31/2047	AA		3,630	4,073,877
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(b)	14,450	16,049,523
CA Muni Fin Auth - LINXS AMT	5.00%	12/31/2038	BBB-	(b)	5,000	5,952,527
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A3		4,630	5,485,123
Canaveral Port Auth	5.00%	6/1/2048	A3		4,890	5,802,808
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500	5,196,264
Central TX Mobility Auth	5.00%	1/1/2046	A-		1,500	1,885,658
Central TX Tpk	5.00%	8/15/2033	A-		5,750	6,417,365
Central TX Tpk	5.00%	8/15/2037	A-		1,000	1,116,282
Chicago Midway Arpt	4.00%	1/1/2034	A-		1,000	1,112,890
Chicago O’Hare Arpt	4.00%	1/1/2044	A		13,500	15,471,212
Chicago O’Hare Arpt	5.00%	1/1/2048	A		1,020	1,241,545
Chicago O’Hare Arpt - TRIPS AMT	5.00%	7/1/2048	BBB+		3,500	4,128,587
Chicago O’Hare Arpt AMT	5.00%	1/1/2047	A		5,735	6,744,479
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		10,000	11,996,864
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A		10,000	11,948,732
Chicago Trans Auth	4.00%	12/1/2055	A+		4,000	4,538,738
Chicago Trans Auth	5.00%	12/1/2055	A+		1,750	2,138,023
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	1,016,409
CT Airport Auth - Bradley Arpt AMT	4.00%	7/1/2049	BBB		3,600	4,030,642
CT Airport Auth - Ground Trans Proj AMT	5.00%	7/1/2049	BBB		3,425	4,124,538
Delaware River Port Auth	5.00%	1/1/2029	A+		470	512,805
Delaware River Port Auth	5.00%	1/1/2034	A+		8,000	8,710,179
Denver City & Co Arpt	4.00%	12/1/2043	A		5,000	5,749,010
Denver City & Co Arpt AMT	4.00%	12/1/2043	A		2,565	2,920,534
Denver City & Co Arpt AMT	4.00%	12/1/2048	A		4,255	4,815,327
Denver City & Co Arpt AMT	5.25%	11/15/2043	A		8,000	8,674,530
Denver RTD - Eagle P3	4.00%	7/15/2033	Baa1		1,100	1,367,606
Denver RTD - Eagle P3	4.00%	7/15/2035	Baa1		1,250	1,497,963
Denver RTD - Eagle P3	4.00%	7/15/2039	Baa1		2,120	2,768,247
DFW Arpt	5.00%	11/1/2030	A		850	919,172

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2032	A	$4,200	$3,487,827
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon		9/1/2037	A	7,720	4,132,443
Eagle Co Arpt AMT	5.00%		5/1/2033	Baa2	2,430	2,839,650
Eagle Co Arpt AMT	5.00%		5/1/2037	Baa2	1,000	1,162,576
Eagle Co Arpt AMT	5.00%		5/1/2041	Baa2	3,000	3,466,085
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	A-	5,000	4,071,660
Foothill / Eastern Corridor Toll Rd	3.50%	#(a)	1/15/2053	A-	12,500	13,842,036
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2043	BBB+	2,000	2,328,441
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2046	A-	20,496	23,943,081
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	A-	9,000	10,025,200
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	A-	8,000	8,911,289
Hampton Rds Trans	5.25%		7/1/2060	AA	20,000	25,502,172
Hampton Roads Trans Commn	5.50%		7/1/2057	AA	7,500	9,300,558
Harris Co Toll Rd (The)	4.00%		8/15/2048	Aa1	500	572,040
HI Airport Sys AMT	5.00%		7/1/2041	A+	5,000	5,671,247
HI Airport Sys AMT	5.00%		7/1/2048	A+	11,905	14,372,716
HI Arprt AMT	4.00%		7/1/2035	A+	4,425	5,223,450
Houston Arpt - Continental Airlines AMT	6.625%		7/15/2038	Ba3	2,500	2,514,064
Houston Arpt AMT	4.00%		7/1/2046	A1	4,500	5,236,972
Houston Arpt AMT	4.00%		7/1/2047	A1	3,750	4,329,128
Houston Arpt AMT	4.00%		7/1/2048	A1	2,500	2,903,838
Kansas City IDA - Kansas City Arpt AMT	4.00%		3/1/2036	A2	3,000	3,509,596
Kansas City IDA - Kansas City Intl Airport AMT	5.00%		3/1/2054	A2	23,835	28,635,059
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2046	AA-	6,750	7,993,475
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2050	AA	8,750	10,122,527
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2051	AA-	9,000	10,595,544
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	AA	4,000	4,516,729
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2051	AA-	4,000	5,055,290
MA Port Auth AMT	4.00%		7/1/2046	Aa2	5,465	6,081,754
MA Port Auth AMT	5.00%		7/1/2040	Aa2	1,500	1,707,220
MA Port Auth AMT	5.00%		7/1/2045	Aa2	3,315	3,771,014
MA Port Auth AMT	5.00%		7/1/2051	Aa2	7,340	9,315,320
MD EDC - Ports America Chesapeake AMT	5.00%		6/1/2044	Baa3	375	450,372
MD EDC - Ports America Chesapeake AMT	5.00%		6/1/2049	Baa3	750	895,335
MD Trans - Baltimore Intl Arpt AMT	3.00%		6/1/2036	A	7,310	7,745,781
Met Airpt Auth - Dulles Metrorail	Zero Coupon		10/1/2037	A-	10,000	6,015,007
Met DC Arpt AMT	5.00%		10/1/2027	Aa3	3,250	3,630,906
Met DC Arpt AMT	5.00%		10/1/2028	Aa3	2,000	2,152,092
Met DC Arpt AMT	5.00%		10/1/2035	Aa3	4,525	5,360,564
Met Nashville Arpt	5.00%		7/1/2054	A2	2,390	2,974,950

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Met Nashville Arpt AMT	4.00%		7/1/2054	A2	$3,000	$3,416,306
Met Nashville Arpt Auth AMT	4.00%		7/1/2049	A2	19,400	22,244,100
Met Nashville Arpt Auth AMT	5.00%		7/1/2049	A2	5,000	6,176,855
MI Strategic Fund - I-75 AMT	5.00%		6/30/2048	Baa2	2,500	2,981,190
Miami Dade Co - Rickenbacker Cswy	5.00%		10/1/2029	A-	500	556,674
Miami Dade Co - Rickenbacker Cswy	5.00%		10/1/2030	A-	550	612,322
Miami Dade Co - Rickenbacker Cswy	5.00%		10/1/2032	A-	1,160	1,290,734
Miami Dade Co Aviation - Mia AMT	4.00%		10/1/2044	A-	1,950	2,226,814
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2028	A2	4,435	4,943,223
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2029	A2	2,500	2,785,037
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2034	A2	10,000	11,122,814
Miami Dade CO Aviation - MIA AMT	5.00%		10/1/2049	A-	6,000	7,286,992
Miami Dade Co Expwy Auth	5.00%		7/1/2027	A	160	177,273
Miami Dade Co Expwy Auth	5.00%		7/1/2028	A	515	570,463
Minneapolis / St Paul Met Arpts	5.00%		1/1/2027	A	575	627,488
Minneapolis / St Paul Met Arpts	5.00%		1/1/2031	A	2,000	2,176,709
MTA NY	4.00%		2/1/2022	NR	5,000	5,014,333
MTA NY	4.00%		11/15/2043	A3	10,000	11,555,961
MTA NY	4.00%		11/15/2045	A3	2,500	2,858,602
MTA NY	5.00%		11/15/2035	A3	4,265	4,962,606
MTA NY	5.00%	#(a)	11/15/2045	A3	2,700	3,427,851
MTA NY	5.00%		11/15/2050	A3	11,125	13,520,995
MTA NY	5.25%		11/15/2044	A3	9,680	10,760,319
MTA NY	5.25%		11/15/2055	A3	13,000	16,058,359
MTA NY (AGM)	4.00%		11/15/2054	AA	6,000	6,947,273
NC Tpk Auth - Triangle Exprs	5.00%		1/1/2032	BBB	1,350	1,582,591
NC Tpk Auth - Triangle Exprs	5.00%		1/1/2043	BBB	1,150	1,412,887
NC Tpk Auth - Triangle Exprs (AGM)	4.00%		1/1/2037	AA	14,255	16,544,920
NC Tpk Auth - Triangle Exprs (AGM)	4.00%		1/1/2038	AA	1,000	1,158,959
NC Tpk Auth - Triangle Exprs (AGM)	4.00%		1/1/2055	AA	4,000	4,623,460
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2025	A3	2,750	3,012,176
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2026	A3	1,000	1,095,337
NJ EDA - Transit	4.00%		11/1/2044	Baa1	4,715	5,375,954
NJ Tpk Auth	4.00%		1/1/2033	A+	1,630	1,898,244
NJ Tpk Auth	4.00%		1/1/2042	A+	5,000	5,951,028
NJ Tpk Auth	4.00%		1/1/2043	A+	5,555	6,350,365
NJ Trans Trust Fund	4.00%		6/15/2045	Baa1	3,300	3,790,919
NJ Trans Trust Fund	4.00%		6/15/2050	Baa1	7,690	8,788,476

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
NJ Trans Trust Fund	5.00%	6/15/2045	Baa1		$5,000	$6,213,916
NJ Trans Trust Fund	5.00%	6/15/2050	Baa1		2,750	3,401,293
North TX Twy Auth	5.00%	1/1/2031	A		250	271,776
North TX Twy Auth	5.00%	1/1/2040	A+		4,350	4,546,885
North TX Twy Auth	5.00%	1/1/2048	A		5,000	5,985,651
NY Trans Dev Corp - Delta Airlines AMT	4.00%	10/1/2030	Baa3		8,500	9,947,704
NY Trans Dev Corp - Delta Airlines AMT	4.00%	1/1/2036	Baa3		3,295	3,707,362
NY Trans Dev Corp - Delta Airlines AMT	5.00%	1/1/2036	Baa3		2,250	2,687,040
NY Trans Dev Corp - Delta Airlines AMT	5.00%	10/1/2040	Baa3		11,500	14,166,378
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2029	Baa3		2,455	2,986,515
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2030	Baa3		3,275	3,960,870
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3		12,450	14,944,716
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3		4,205	5,040,525
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2039	Baa1		1,000	1,164,671
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2041	Baa1		1,000	1,156,566
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2042	Baa1		2,000	2,310,945
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1		1,000	1,274,075
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1		1,500	1,903,966
NY Trans Dev Corp - JFK IAT AMT	4.00%	12/1/2040	Baa1		3,970	4,584,481
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2025	Baa1		1,100	1,269,282
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2035	Baa1		1,905	2,409,107
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2037	Baa1		1,390	1,749,960
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2041	Baa3		2,365	2,541,806
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2046	Baa3		1,340	1,435,975
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		7,315	8,033,485
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		19,605	21,641,444
NY Twy Auth	4.00%	1/1/2040	A1		10,000	12,001,595
NY Twy Auth (AGM)	4.00%	1/1/2051	AA		2,725	2,982,907
NYS Thruway - Service Area AMT	4.00%	10/31/2041	BBB-	(b)	5,885	6,874,838
NYS Thruway - Service Area AMT	4.00%	10/31/2046	BBB-	(b)	11,700	13,507,918
NYS Thruway - Service Area AMT	4.00%	4/30/2053	BBB-	(b)	6,425	7,362,523
Ontario Intl Airport (AGM)	4.00%	5/15/2051	AA		2,400	2,819,296
Ontario Intl Airport (AGM)	5.00%	5/15/2046	AA		2,000	2,569,288
Orlando & Orange Co Expwy Auth	4.00%	7/1/2035	A+		5,000	5,669,441
Osceola Co Trans - Osceola Parkway	5.00%	10/1/2039	BBB+		1,000	1,255,594
Osceola Parkway	4.00%	10/1/2054	BBB+		9,300	10,620,736
PA Tpk Commn	3.00%	12/1/2042	A		2,500	2,659,101

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
PA Tpk Commn	4.00%	12/1/2038	A3	$3,425	$3,918,037
PA Tpk Commn	4.00%	12/1/2043	A	1,500	1,749,927
PA Tpk Commn	4.00%	12/1/2044	A	3,950	4,598,503
PA Tpk Commn	4.00%	12/1/2045	A	3,125	3,629,132
PA Tpk Commn	5.00%	6/1/2029	A3	9,000	10,491,761
PA Tpk Commn	5.00%	12/1/2039	A+	750	842,568
PA Tpk Commn	5.00%	12/1/2044	A3	3,500	4,371,670
Philadelphia Airport AMT	5.00%	7/1/2042	A2	4,440	5,290,097
Philadelphia Arpt AMT	5.00%	7/1/2051	A2	8,530	10,749,528
Philadelphia Arpt AMT (AGM)	4.00%	7/1/2046	AA	2,800	3,266,429
Phoenix Arpt AMT	4.00%	7/1/2037	A1	8,000	9,291,969
Phoenix Arpt AMT	4.00%	7/1/2038	A1	5,960	6,911,875
Port Auth NY & NJ	4.00%	9/1/2043	Aa3	2,000	2,326,285
Port Auth NY & NJ	5.25%	10/15/2055	Aa3	3,675	4,274,781
Port Auth NY & NJ AMT	4.00%	7/15/2055	Aa3	5,000	5,700,885
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	8,030	9,219,431
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3	10,200	11,587,307
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3	8,000	9,195,223
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	A+	2,000	2,200,209
PR Hwy & Trans Auth(c)	4.00%	7/1/2017	NR	240	141,600
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	2,000	2,215,688
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2025	AA	2,000	2,194,100
Riverside Co Trsp Comm	4.00%	6/1/2040	A	2,115	2,528,797
Riverside Co Trsp Commn	4.00%	6/1/2046	A	6,915	8,161,311
Riverside County Transportation Commission	4.00%	6/1/2047	A-	3,000	3,508,726
Sacramento Co Arpt	5.00%	7/1/2041	A	8,000	9,395,740
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	5,000	5,993,414
Salt Lake City Arpt AMT	5.00%	7/1/2046	A	10,000	12,681,833
San Antonio Arpt AMT	5.00%	7/1/2045	A1	8,435	9,567,394
San Diego Arpt AMT	4.00%	7/1/2044	A-	800	915,569
San Francisco Arpt AMT	4.00%	5/1/2049	A1	1,500	1,705,016
San Francisco Arpt AMT	5.00%	5/1/2050	A1	8,150	9,977,526
San Francisco Arpt AMT	5.25%	5/1/2033	A1	7,000	7,428,641
San Joaquin Hills Trsp Corridor	4.00%	1/15/2050	A	11,215	13,113,872
San Jose Arpt	5.00%	3/1/2047	A2	750	897,845
San Jose Arpt AMT	5.00%	3/1/2047	A2	2,800	3,294,945
SC St Port Auth AMT	5.00%	7/1/2044	A+	5,000	6,108,662
Triborough Brdg & Tunl Auth	3.00%	11/15/2047	AA-	7,280	7,783,981
Triborough Brdg & Tunl Auth	4.00%	11/15/2054	AA-	12,505	14,660,548
Triborough Brdg & Tunl Auth	5.00%	11/15/2042	AA-	1,640	2,012,797

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Triborough Brdg & Tunl Auth	5.00%		11/15/2054	AA-	$6,800	$8,620,195
TX Surface Trans Corp - I-635	4.00%		6/30/2037	Baa2	2,950	3,463,717
TX Surface Trans Corp - I-635	4.00%		12/31/2037	Baa2	2,125	2,495,050
TX Surface Trans Corp - I-635	4.00%		6/30/2038	Baa2	1,050	1,229,684
TX Surface Trans Corp - I-635	4.00%		12/31/2038	Baa2	1,375	1,610,301
TX Surface Trans Corp - I-635	4.00%		6/30/2039	Baa2	1,340	1,564,968
TX Surface Trans Corp - I-635	4.00%		12/31/2039	Baa2	1,025	1,197,083
TX Surface Trans Corp - I-635	4.00%		6/30/2040	Baa2	1,125	1,311,659
TX Surface Trans Corp - NTE 3C AMT	5.00%		6/30/2058	Baa3	11,935	14,303,600
TX Trans Comm - Hwy 249	5.00%		8/1/2057	Baa3	2,625	3,057,432
VA Small Bus Fing - Elizabeth River	6.00%		1/1/2037	BBB	1,230	1,263,488
VA Small Bus Fing - Elizabeth River	5.25%		1/1/2032	BBB	6,100	6,240,268
Wayne Co Arpt AMT	5.00%		12/1/2039	A1	1,700	1,899,009
Wayne Co Arpt AMT	5.00%		12/1/2042	A1	1,200	1,445,726
WV Parkways Auth	4.00%		6/1/2047	AA-	5,235	5,999,898
Total						1,163,632,641

Utilities 11.19%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	1,500	1,823,376
Baltimore Wastewater	5.00%		7/1/2039	AA-	4,750	5,364,996
Baltimore Water	4.00%		7/1/2049	Aa2	5,850	6,808,094
Baltimore Water	5.00%		7/1/2032	Aa3	2,435	2,748,593
Baltimore Water	5.00%		7/1/2046	Aa3	10,000	12,019,170
Black Belt Energy Gas Dist - RBC	4.00%	#(a)	6/1/2051	Aa2	5,000	6,082,902
Burke Co Dev - Oglethorpe Power	4.125%		11/1/2045	BBB+	3,095	3,510,617
Burke Co Dev - Oglethorpe Power	4.125%		11/1/2045	BBB+	3,550	4,026,717
CA Choice Clean Energy - Morgan Stanley	4.00%	#(a)	2/1/2052	A1	10,500	12,765,127
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3	2,200	2,647,735
CA Poll Ctl - Poseidon Res†	5.00%		11/21/2045	Baa3	2,750	3,270,003
Campbell Co Solid Wste - Basin Elec	3.625%		7/15/2039	A	11,270	12,129,583
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	500	614,681
Central Plains - Goldman Sachs	5.00%		9/1/2032	A2	5,525	5,694,997
Central Plains - Goldman Sachs	5.00%		9/1/2042	BBB+	11,040	16,174,944
Central Plains - Goldman Sachs	5.25%		9/1/2037	A2	9,025	9,317,511
Chicago Water	5.00%		11/1/2029	A	4,560	5,612,777
Chicago Water	5.00%		11/1/2036	A	1,775	2,163,870
Chicago Water	5.00%		11/1/2039	A	3,455	3,831,302
Chicago Water (AGM)	5.00%		11/1/2036	AA	3,000	3,657,244
Chicago Water (AGM)	5.00%		11/1/2037	AA	2,500	3,043,046
CO Public Auth - ML	6.50%		11/15/2038	A2	9,565	14,891,787

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
Compton Water	6.00%		8/1/2039	NR	$5,500	$5,518,406
Detroit Sewer	5.00%		7/1/2034	A+	1,980	2,261,191
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	4,000	4,407,035
GA Muni Elec Auth - MEAG	4.00%		1/1/2049	BBB+	5,000	5,604,152
GA Muni Elec Auth - MEAG	5.00%		1/1/2033	A2	1,910	2,144,269
GA Muni Elec Auth - MEAG	5.00%		1/1/2048	BBB+	5,000	6,074,206
GA Muni Elec Auth - MEAG	5.00%		1/1/2056	A	3,810	4,616,302
GA Muni Elec Auth - MEAG	5.00%		1/1/2059	BBB+	2,000	2,424,631
Guam Waterworks	5.00%		1/1/2050	A-	2,250	2,757,526
HI Dept Budget - Hawaiian Electric	3.20%		7/1/2039	Baa1	18,865	20,618,447
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa1	6,235	6,767,803
HI Dept Budget - Hawaiian Electric AMT	4.00%		3/1/2037	Baa1	3,000	3,322,834
IN Fin Auth - OVEC	5.00%		6/1/2039	Ba1	2,330	2,361,156
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB	350	362,143
Jefferson Co Sewer	6.00%		10/1/2042	BBB	5,000	5,693,464
Jefferson Co Sewer	6.50%		10/1/2053	BBB	7,700	8,831,325
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2026	AA	1,000	866,111
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA	4,875	3,963,385
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	3,555	3,922,092
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	Baa1	5,000	5,968,191
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	Baa1	5,000	5,964,420
Long Beach Nat Gas - ML	5.50%		11/15/2037	A2	8,950	13,336,424
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A2	2,225	2,853,878
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2040	A	2,970	3,363,158
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3	2,725	3,086,168
Main St Nat Gas - Macquarie	5.00%		5/15/2035	A3	2,000	2,741,118
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	Baa2	5,085	5,610,563
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	Baa2	4,315	4,760,979
Miami-Dade Co Wtr & Swr	4.00%		10/1/2051	A+	13,250	15,727,204
New Orleans Water	5.00%		12/1/2034	A-	1,000	1,131,664
Norfolk Water	5.25%		11/1/2028	AA+	1,000	1,179,396
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A	5,400	5,586,082
NYC Muni Water	3.00%		6/15/2044	AA+	7,155	7,756,807
NYC Muni Water	5.00%		6/15/2036	AA+	500	553,842
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+	4,000	4,559,402
Paducah Electric (AGM)	5.00%		10/1/2033	AA	1,000	1,194,201
Paducah Electric (AGM)	5.00%		10/1/2034	AA	1,000	1,193,337

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Paducah Electric (AGM)	5.00%		10/1/2035	AA		$1,000	$1,192,333
Philadelphia Gas Works	5.00%		8/1/2029	A		2,000	2,297,644
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500	1,719,798
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355	3,856,478
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		6,610	8,029,689
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		4,000	4,984,598
PR Elec Pwr Auth(c)	0.788% (3 Mo. LIBOR * .67 + .70%	)#	7/1/2031	D	(b)	4,000	3,710,000
PR Elec Pwr Auth(c)	5.00%		7/1/2028	D	(b)	270	269,663
PR Elec Pwr Auth(c)	5.25%		7/1/2028	D	(b)	880	882,200
PR Elec Pwr Auth (AGC)	4.25%		7/1/2027	AA		280	283,005
Prichard Wtr & Swr	4.00%		11/1/2044	BBB+		1,530	1,696,695
Prichard Wtr & Swr	4.00%		11/1/2049	BBB+		3,890	4,286,111
Salt Verde Fin Corp - Citi	5.00%		12/1/2032	A3		6,045	7,982,793
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	A3		15,995	22,437,759
Salt Verde Fin Corp - Citi	5.25%		12/1/2027	A3		3,750	4,595,878
SC Pub Service Auth - Santee Cooper	4.00%		12/1/2042	A		5,000	5,893,055
SE AL Gas Dist	4.00%	#(a)	12/1/2051	A1		17,000	20,621,304
Southern CA Pub Pwr Auth - Goldman Sachs	1.558% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		3,090	3,039,483
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%		11/1/2033	A2		4,165	5,627,480
TEAC - Goldman Sachs	5.00%	#(a)	5/1/2052	A2		25,000	32,149,415
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(b)	10,550	12,749,680
Texas Water Dev Brd	4.00%		10/15/2037	AAA		7,760	9,189,969
Transbay Pwr Auth	5.00%		10/1/2045	A-	(b)	1,000	1,252,525
Transbay Pwr Auth	5.00%		10/1/2049	A-	(b)	1,310	1,634,768
Trimble Env Facs - Louisville Gas & Elec	3.75%		6/1/2033	A1		12,500	14,355,855
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2030	A3		6,500	8,306,347
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2031	A3		6,000	7,797,765
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2032	A3		7,420	9,805,375
Washington San Dist Pub Impt	3.00%		6/1/2048	AAA		5,855	6,250,889
Total							524,180,938
Total Municipal Bonds (cost $4,297,654,045)							4,623,076,308

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND December 31, 2021

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.96%

Variable Rate Demand Notes 0.96%

Corporate-Backed 0.02%
Mobile IDB - AL Power	0.120%	1/3/2022	12/1/2037	A1	$1,100	$1,100,000

General Obligation 0.20%
NYC GO	0.060%	1/3/2022	12/1/2047	AA	9,170	9,170,000

Tax Revenue 0.24%
NY TFA - Future Tax	0.080%	1/3/2022	2/1/2045	AAA	8,000	8,000,000
NYC TFA - Future Tax	0.060%	1/3/2022	5/1/2034	AAA	3,255	3,255,000
Total						11,255,000

Utilities 0.50%
Appling Co Dev - GA Power	0.140%	1/3/2022	9/1/2041	BBB+	6,580	6,580,000
NYC Muni Water	0.060%	1/3/2022	6/15/2050	AA+	11,850	11,850,000
NYC Muni Water	0.070%	1/3/2022	6/15/2045	AA+	5,000	5,000,000
Total						23,430,000
Total Short-Term Investments (cost $44,955,000)						44,955,000
Total Investments in Securities 99.66% (cost $4,342,609,045)						4,668,031,308
Other Assets and Liabilities – Net(g) 0.34%						15,991,543
Net Assets 100.00%						$4,684,022,851

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax. BAM Insured by - Build America Mutual.
COP	Certificates of Participation.
CR	Custodian Receipt.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by - National Public Finance Guarantee Corporation. NR Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association. TCRS Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2021, the total value of Rule 144A securities was $167,974,164, which represents 3.61% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2021.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND December 31, 2021

(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at December 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2022	142	Short	$(22,892,790)	$(22,782,125)	$110,665

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$353,601,288	$3,724,000	$357,325,288
Remaining Industries	–	4,265,751,020	–	4,265,751,020

Short-Term Investments
Variable Rate Demand Notes	–	44,955,000	–	44,955,000
Total	$–	$4,664,307,308	$3,724,000	$4,668,031,308
Other Financial Instruments
Futures Contracts
Assets	$110,665	$–	$–	$110,665
Liabilities	–	–	–	–
Total	$110,665	$–	$–	$110,665

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.18%

MUNICIPAL BONDS 99.18%

Corporate-Backed 14.42%
Allegheny Co IDA - US Steel	5.125%		5/1/2030	BB-		$2,000	$2,408,978
AR DFA - Big River Steel AMT†	4.50%		9/1/2049	Ba2		30,000	33,044,346
AR DFA - Big River Steel AMT†	4.75%		9/1/2049	Ba2		21,500	24,266,596
Beauregard Parish - Office Max	6.80%		2/1/2027	B1		5,000	5,006,862
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		1,450	1,606,469
Burke Co Dev - Vogtle Proj	2.75%	#(a)	1/1/2052	AA-		11,625	11,797,874
CA Muni Fin - United Airlines AMT	4.00%		7/15/2029	B+		2,000	2,296,418
Calhoun Co IDA - Max Midstream AMT†	3.625%		7/1/2026	NR		12,800	13,434,817
Charlotte Co IDA - Babcock Ranch AMT†	4.00%		10/1/2041	NR		1,500	1,626,302
Charlotte Co IDA - Babcock Ranch AMT†	4.00%		10/1/2051	NR		4,000	4,304,215
City of Whiting IN AMT	3.00%		11/1/2051	A2		7,500	7,715,395
Downtown Doral CDD†	4.75%		12/15/2038	NR		625	725,449
Downtown Doral CDD†	5.00%		12/15/2048	NR		1,500	1,740,710
Fort Bend IDC - NRG Energy	4.75%		11/1/2042	Baa2		3,590	3,703,038
Greater Orlando Aviation - Jet Blue	5.00%		11/15/2036	NR		2,000	2,087,737
Hoover IDA - US Steel AMT	5.75%		10/1/2049	BB-		17,200	20,379,917
Hoover IDA - US Steel AMT	6.375%	#(a)	11/1/2050	BB-		2,500	3,201,198
Houston Arpt - United Airlines AMT	4.00%		7/15/2041	B-	(b)	11,195	12,014,787
Houston Arpt - United Airlines AMT	5.00%		7/1/2029	Ba3		13,325	14,460,552
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+		10,385	10,565,344
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-		31,410	33,746,841
IN Fin Auth - OH River Brdgs	5.25%		1/1/2051	BBB+		1,895	2,029,106
IN Fin Auth - OVEC	2.50%		11/1/2030	Ba1		3,110	3,179,911
IN Fin Auth - US Steel	4.125%		12/1/2026	BB-		5,850	6,419,719
IN Fin Auth - US Steel AMT	6.75%		5/1/2039	BB-		3,500	4,596,638
Jefferson Co Port Auth- JSW Steel AMT†	3.50%		12/1/2051	Ba2		10,250	10,456,480
LA Env Facs - Entergy	2.50%		4/1/2036	A		15,000	15,318,165
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-		1,000	1,045,389
MD EDC - Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR		3,430	2,058,000
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-		5,000	5,258,489
NH National Fin Auth - Covanta†	3.625%	#(a)	7/1/2043	B1		1,785	1,873,722
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B1		3,290	3,466,156
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1		1,250	1,298,376
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B1		12,000	12,486,491
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1		2,500	2,584,000
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		7,500	7,788,112

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
NJ EDA - Continental Airlines	5.25%		9/15/2029	Ba3		$5,960	$6,164,200
NJ EDA - Continental Airlines	5.50%		6/1/2033	Ba3		6,760	7,223,792
NY Env Facs - Casella Waste AMT†	3.125%	#(a)	12/1/2044	B		2,000	2,127,547
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR		38,475	42,178,596
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		7,100	7,899,868
NY Liberty Dev Corp - 4 WTC	2.30%		11/15/2034	A		1,000	1,013,581
NY Liberty Dev Corp - 4 WTC	2.40%		11/15/2035	A		2,250	2,290,799
NY Liberty Dev Corp - 4 WTC	2.50%		11/15/2036	A		7,500	7,667,708
NY Liberty Dev Corp - BofA Tower	2.80%		9/15/2069	Baa2		13,320	13,797,129
NY Trans Dev Corp - American Airlines AMT	2.25%		8/1/2026	B	(b)	2,650	2,748,264
NY Trans Dev Corp - American Airlines AMT	3.00%		8/1/2031	B	(b)	2,000	2,180,765
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-		3,100	3,128,859
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2031	B-		21,480	21,679,966
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		7,315	8,752,753
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-		5,000	6,310,118
NYC IDA - TRIPS	5.00%		7/1/2028	BBB+		6,135	6,252,413
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1		8,500	9,218,407
OH Air Quality - AMG Vanadium AMT†	5.00%		7/1/2049	B-		37,290	43,678,612
PA EDA - Consol Energy AMT†	9.00%	#(a)	4/1/2051	CCC		4,250	5,224,887
PA EDA - Covanta AMT†	3.25%		8/1/2039	B1		6,980	7,158,892
PA EDA - National Gypsum AMT	5.50%		11/1/2044	NR		1,000	1,068,027
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-		1,250	1,649,342
Parish of St James - Nustar Logistics†	6.35%		7/1/2040	BB-		5,000	6,602,833
Parish of St James - Nustar Logistics†	6.35%		10/1/2040	BB-		7,690	10,155,157
Polk Co IDA - Mineral Development†	5.875%		1/1/2033	NR		7,375	9,237,713
Port Beaumont Nav Dis - Jefferson Rail AMT†	3.625%		1/1/2035	NR		6,765	6,963,333
Port Beaumont Nav Dis - Jefferson Rail AMT†	4.00%		1/1/2050	NR		12,590	12,936,747
Port Beaumont Nav Dis - Jefferson Rail AMT†	2.875%		1/1/2041	NR		665	658,743
Port Beaumont Nav Dis - Jefferson Rail AMT†	3.00%		1/1/2050	NR		9,250	9,026,856
Public Finance Authority AMT	4.00%		9/30/2051	Baa3		11,250	12,413,483
Public Finance Authority AMT	4.00%		3/31/2056	Baa3		10,000	10,998,437
Rumford Solid Waste - Office Max	6.875%		10/1/2026	B1		1,500	1,502,058
Spring Valley Community Infrastructure District No. 1†	3.75%		9/1/2051	NR		13,125	13,214,125
St James Parish - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-		1,000	1,138,269
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR		28,665	31,685,142
UIPA Crossroads Public Infrastructure District†	4.125%		6/1/2041	NR		2,000	2,003,956
UIPA Crossroads Public Infrastructure District†	4.375%		6/1/2052	NR		10,000	10,019,547

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
VA Small Bus Fing - Covanta AMT†	5.00%	#(a)	1/1/2048	B	$3,150	$3,287,246
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	430	453,901
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,451,030
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	13,770	10,465,200	(d)
WI PFA - American Dream†	6.75%		12/1/2042	NR	1,000	1,089,579
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB	4,215	4,690,520
WI PFA - Celanese AMT	5.00%		1/1/2024	BBB	6,750	7,297,857
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB	1,950	2,249,032
WI PFA - Sky Harbour AMT	4.00%		7/1/2041	NR	2,500	2,636,074
WI PFA - Sky Harbour AMT	4.25%		7/1/2054	NR	22,000	23,105,823
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	11,000	11,195,037
Total						708,884,822

Education 5.88%
AZ IDA - Academy of Math & Science†	5.625%		7/1/2048	BB	2,235	2,567,634
AZ IDA - Academy of Math & Science†	5.75%		7/1/2053	BB	3,000	3,456,394
AZ IDA - Odyssey Prep†	5.00%		7/1/2049	BB-	2,000	2,230,074
AZ IDA - Odyssey Prep†	5.00%		7/1/2054	BB-	5,000	5,560,897
CA Muni Fin - Julian Chtr Sch†	5.625%		3/1/2045	B+	11,500	12,062,548
CA Muni Fin - William Jessup U	5.00%		8/1/2048	NR	8,075	8,874,647
Cap Trust Ed - Advantage Charter Scho	5.00%		12/15/2049	Baa3	1,360	1,525,651
Cap Trust Ed - Advantage Charter Scho	5.00%		12/15/2054	Baa3	705	788,837
Cap Trust Ed - Renaissance Charter†	5.00%		6/15/2039	NR	1,950	2,128,185
Cap Trust Ed - Renaissance Charter†	5.00%		6/15/2049	NR	9,815	10,604,326
Chicago Brd Ed	5.00%		12/1/2044	BB	4,860	5,684,191
Clifton Higher Ed - Intl Ldrshp Sch	5.75%		8/15/2045	NR	6,500	7,347,997
Columbus-Franklin Co - Ohio Dominican U	6.50%		3/1/2048	NR	5,100	5,263,541
Columbus-Franklin Co - Ohio Dominican U	6.50%		3/1/2053	NR	3,500	3,603,137
Dutchess Co LDC - Bard College†	5.00%		7/1/2045	BB+	4,000	4,798,056
Dutchess Co LDC - Bard College†	5.00%		7/1/2051	BB+	9,000	10,734,534
Farmville IDA - Longwood Univ Hsg	5.00%		1/1/2059	BBB-	6,000	7,065,871
FL HI Ed - Jacksonville Univ†	5.00%		6/1/2048	NR	6,400	7,374,592
FL HI Ed - Jacksonville Univ†	5.00%		6/1/2053	NR	6,500	7,469,016
Frederick Co Ed - Mount St Mary’s Univ†	5.00%		9/1/2037	BB+	1,500	1,679,856
Frederick Co Ed - Mount St Mary’s Univ†	5.00%		9/1/2045	BB+	12,645	13,958,570
IL Fin Auth - IL Inst of Tech	4.00%		9/1/2041	Baa3	5,490	6,195,237
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2038	Baa3	4,885	5,982,854
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2040	Baa3	1,750	2,134,911
Lincoln Co - Augustana College	4.00%		8/1/2056	BBB-	2,165	2,395,359
Lincoln Co - Augustana College	4.00%		8/1/2061	BBB-	2,080	2,282,923

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
MA DFA - Lasell Clg	4.00%	7/1/2040	BB+		$3,005	$3,446,654
MA DFA - Lasell Clg	4.00%	7/1/2045	BB+		1,755	1,988,847
MA DFA - Lasell Clg	4.00%	7/1/2050	BB+		3,500	3,944,309
MA DFA - Springfield Clg	4.00%	6/1/2041	BBB		1,375	1,574,641
MA DFA - Springfield Clg	4.00%	6/1/2050	BBB		1,350	1,527,013
MA Ed Fin Auth AMT	3.00%	7/1/2051	BBB		2,000	2,017,906
Maricopa Co IDA - Ottawa Univ†	5.25%	10/1/2040	NR		3,000	3,427,586
Maricopa Co IDA - Ottawa Univ†	5.50%	10/1/2051	NR		6,915	7,903,858
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3		9,000	10,046,799
Marietta Dev Auth - Life Univ†	5.00%	11/1/2047	Ba3		8,000	8,795,087
MD Hlth & HI Ed - Stevenson Univ	4.00%	6/1/2046	BBB-		750	861,481
MD Hlth & HI Ed - Stevenson Univ	4.00%	6/1/2055	BBB-		1,000	1,139,482
Nashville Hlth & Ed - Lipscomb U	4.00%	10/1/2049	BBB		1,000	1,120,234
Nashville Hlth & Ed - Lipscomb U	5.25%	10/1/2058	BBB		12,150	14,774,690
New Hope Cultural Education Facilities Finance Cor†	4.00%	8/15/2036	BB+		2,000	2,291,720
New Hope Cultural Education Facilities Finance Cor†	4.00%	8/15/2041	BB+		3,320	3,755,297
New Hope Cultural Education Facilities Finance Cor†	4.00%	8/15/2046	BB+		3,035	3,380,572
NV Dept of Bus & Ind - Somerset†	5.00%	12/15/2048	BB		1,500	1,634,202
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(b)	2,955	3,223,495
NYC IDA - Yankee Stadium (AGM)	4.00%	3/1/2045	AA		2,400	2,775,142
OK DFA - Oklahoma City Univ	5.00%	8/1/2049	BBB-		6,000	7,008,653
OR Facs Auth - Willamette Univ	4.00%	10/1/2051	BBB		2,500	2,847,596
PA Higher Ed Assistance Agncy	2.625%	6/1/2042	A1		1,725	1,740,169
PA Higher Ed Assistance Agncy AMT	3.125%	6/1/2048	A3		1,000	1,013,066
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB		2,500	2,749,059
Phoenix IDA - Basis Schs†	5.00%	7/1/2047	BB		1,325	1,519,618
Phoenix IDA - Basis Schs†	5.00%	7/1/2051	BB		3,080	3,523,811
Public Finance Authority†	4.00%	7/1/2051	Ba1		2,870	3,120,368
Public Finance Authority†	4.00%	7/1/2061	Ba1		4,600	4,914,728
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR		5,000	5,404,627
Univ of Illinois (AGM)	4.00%	4/1/2037	AA		5,745	6,599,321
Western Carolina University	4.00%	4/1/2050	Aa3		14,000	16,143,357
WI PFA - MN Clg of Osteopatic Med†(c)	5.50%	12/1/2048	NR		82	41,082	(d)
WI PFA - Wingate Univ	5.25%	10/1/2043	BBB		2,000	2,313,282
WI PFA - Wingate Univ	5.25%	10/1/2048	BBB		6,000	6,907,951
Total						289,245,541

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Energy 0.14%
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2034	A2	$5,000	$6,696,233

Financial Services 0.57%
Berks Co IDA - Tower Hlth	5.00%	11/1/2047	BB-	5,650	6,299,958
Berks Co IDA - Tower Hlth	5.00%	11/1/2050	BB-	13,325	14,831,341
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	6,670	7,070,726
Total					28,202,025

General Obligation 9.77%
Academical Village CCD	3.625%	5/1/2040	NR	2,320	2,438,702
Academical Village CCD	4.00%	5/1/2051	NR	6,000	6,346,737
American Samoa GO†	5.00%	9/1/2038	Ba3	4,000	4,954,396
American Samoa GO	6.625%	9/1/2035	Ba3	2,100	2,440,730
American Samoa GO†	7.125%	9/1/2038	Ba3	6,520	8,480,246
Arlington ISD - Brooks Academies	5.00%	6/15/2041	NR	3,000	3,182,515
Arlington ISD - Brooks Academies	5.00%	6/15/2051	NR	4,230	4,449,959
Bellwood GO	5.875%	12/1/2027	A	3,000	3,154,686
Bellwood GO	6.15%	12/1/2032	A	2,770	2,918,950
CA State GO	3.00%	3/1/2046	Aa2	7,480	8,064,409
Chicago Brd Ed	5.00%	12/1/2029	BB	5,000	6,127,176
Chicago Brd Ed	5.00%	12/1/2030	BB	5,170	6,307,506
Chicago Brd Ed	5.00%	12/1/2031	BB	2,500	3,040,770
Chicago Brd Ed	5.00%	12/1/2032	BB	2,000	2,428,847
Chicago Brd Ed	5.00%	12/1/2033	BB	1,500	1,819,224
Chicago Brd Ed	5.00%	12/1/2033	BB	9,930	12,488,500
Chicago Brd Ed	5.00%	12/1/2034	BB	3,000	3,765,095
Chicago Brd Ed	5.00%	12/1/2035	BB	1,500	1,880,074
Chicago Brd Ed	5.00%	12/1/2036	BB	1,250	1,564,747
Chicago Brd Ed	5.00%	12/1/2036	BB	1,865	2,334,602
Chicago Brd Ed	5.00%	12/1/2037	BB	10,100	12,615,138
Chicago Brd Ed	5.00%	12/1/2038	BB	1,000	1,246,820
Chicago Brd Ed	5.00%	12/1/2039	BB	5,575	6,937,352
Chicago Brd Ed	5.00%	12/1/2041	BB	5,300	6,566,835
Chicago Brd Ed	5.00%	12/1/2042	BB	11,605	11,993,489
Chicago Brd Ed	5.25%	12/1/2035	BB	7,215	7,982,548
Chicago Brd Ed	5.25%	12/1/2039	BB	13,410	14,779,567
Chicago Brd Ed	5.25%	12/1/2041	BB	16,315	16,398,476
Chicago Brd Ed	6.50%	12/1/2046	BB	5,000	6,133,446
Chicago Brd Ed†	6.75%	12/1/2030	BB	2,000	2,616,080

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed	7.00%		12/1/2044	BB		$2,180	$2,623,314
Chicago Brd Ed†	7.00%		12/1/2046	BB		6,560	8,454,554
Chicago GO	5.50%		1/1/2033	BBB+		3,305	3,757,607
Chicago GO	5.50%		1/1/2037	BBB+		1,000	1,135,037
Chicago GO	5.50%		1/1/2049	BBB+		7,695	9,458,419
Chicago GO	6.00%		1/1/2038	BBB+		18,085	22,046,519
Chicago O’Hare Arpt AMT	5.00%		1/1/2052	A		5,000	5,883,516
Coralville GO	4.00%		5/1/2041	A-	(b)	5,000	5,585,409
Coralville GO	4.45%		5/1/2037	BB+		5,000	5,028,090
Coralville GO	4.50%		6/1/2032	BB+		4,250	4,431,751
Eaton Area Pk & Rec Dist	5.25%		12/1/2034	NR		1,250	1,307,084
Eaton Area Pk & Rec Dist	5.50%		12/1/2030	NR		710	744,033
Green Valley Ranch GO	5.875%		12/1/2050	NR		5,750	6,335,167
IL State GO	3.50%		6/1/2029	BBB		4,520	4,921,635
IL State GO	4.00%		1/1/2026	BBB		2,790	2,797,751
IL State GO	4.00%		10/1/2034	BBB		10,070	11,787,679
IL State GO	4.00%		6/1/2037	BBB		7,040	7,734,255
IL State GO	4.00%		10/1/2037	BBB		2,745	3,191,557
IL State GO	4.00%		3/1/2038	BBB		1,125	1,313,440
IL State GO	4.00%		3/1/2040	BBB		2,200	2,556,507
IL State GO	4.00%		3/1/2041	BBB		1,300	1,506,200
IL State GO	4.00%		10/1/2041	BBB		5,845	6,735,105
IL State GO	4.00%		11/1/2041	BBB		2,730	3,112,239
IL State GO	4.00%		11/1/2044	BBB		2,990	3,385,925
IL State GO	4.25%		10/1/2045	BBB		15,500	18,054,127
IL State GO	4.50%		11/1/2039	BBB		1,230	1,393,749
IL State GO	5.00%		3/1/2037	BBB		3,750	4,755,165
IL State GO	5.00%		3/1/2046	BBB		8,750	10,873,167
IL State GO	5.50%		5/1/2030	BBB		2,545	3,329,851
IL State GO	5.50%		5/1/2039	BBB		8,280	10,586,768
IL State GO	5.75%		5/1/2045	BBB		1,000	1,281,834
International Center Met Dist	5.875%		12/1/2046	NR		6,500	6,983,090
ME Fin Auth - Casella Waste AMT†	4.375%	#(a)	8/1/2035	B		1,250	1,375,084
MI Strategic Fund - I-75 AMT (AGM)	4.25%		12/31/2038	AA		2,000	2,346,546
New Haven GO	5.50%		8/1/2033	BBB+		1,000	1,243,708
New Haven GO	5.50%		8/1/2035	BBB+		660	818,652
New Haven GO	5.50%		8/1/2037	BBB+		1,280	1,582,666
NJ Trans Trust Fund	Zero Coupon		12/15/2029	Baa1		18,840	16,398,956

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
NYC GO	4.00%		3/1/2050	AA	$5,000	$5,782,830
PR Comwlth GO(c)	4.00%		7/1/2020	NR	1,175	1,064,844
PR Comwlth GO(c)	5.00%		7/1/2020	NR	11,695	10,934,825
PR Comwlth GO(c)	5.50%		7/1/2032	NR	4,770	4,716,338
PR Comwlth GO(c)	8.00%		7/1/2035	NR	45,520	40,512,800
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	NR	795	796,201
Scranton GO†	5.00%		9/1/2028	BB+	500	567,723
Scranton GO†	5.00%		9/1/2029	BB+	1,000	1,129,338
Scranton GO	5.00%		11/15/2032	BB+	5,830	6,140,853
WI PFA - American Dream†	7.00%		12/1/2050	NR	24,050	26,380,005
Total						480,339,535

Health Care 15.38%
Antelope Valley Hlth	5.00%		3/1/2041	BBB	4,000	4,408,041
Antelope Valley Hlth	5.00%		3/1/2046	BBB	3,300	3,622,587
Antelope Valley Hlth	5.25%		3/1/2036	BBB	1,000	1,121,560
Appalachian Regl Hlth	4.00%		7/1/2051	BBB	1,675	1,924,244
Appalachian Regl Hlth	4.00%		7/1/2056	BBB	1,125	1,289,434
AR DFA - CARTI	3.125%		7/1/2036	NR	915	926,784
AR DFA - CARTI	3.50%		7/1/2046	NR	3,460	3,496,318
AR DFA - CARTI	4.00%		7/1/2052	NR	2,910	3,103,582
AR DFA - CARTI	4.25%		7/1/2041	NR	1,755	1,921,838
Atlanta Dev Auth - Georgia Proton	6.00%		1/1/2023	NR	1,050	828,885
Atlanta Dev Auth - Georgia Proton	6.75%		1/1/2035	NR	1,500	1,092,512
Atlanta Dev Auth - Georgia Proton	7.00%		1/1/2040	NR	8,000	5,742,787
Berks Co IDA - Tower Hlth	4.00%		11/1/2047	BB-	14,550	15,304,020
Berks Co IDA - Tower Hlth	4.00%		11/1/2050	BB-	6,000	6,279,869
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-	4,005	4,740,405
Blaine Sr Hsg & Hlthcare - Crest View	6.125%		7/1/2050	NR	5,000	4,884,794
Bucks Co IDA - Grand View Hosp	4.00%		7/1/2046	BB+	10,590	11,983,235
Bucks Co IDA - Grand View Hosp	4.00%		7/1/2051	BB+	10,250	11,542,420
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2054	BB+	5,500	6,744,271
CA Muni Fin - Cmnty Hlth Ctr†	5.00%		12/1/2046	NR	1,490	1,755,972
CA Stwde - Daughters of Charity	5.50%		7/1/2039	NR	975	936,348
CA Stwde - Daughters of Charity	5.75%		7/1/2024	NR	239	229,274
CA Stwde - Daughters of Charity	5.75%		7/1/2035	NR	478	458,548
CA Stwde - Eskaton Pptys	5.25%		11/15/2034	BBB-	1,640	1,686,241
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2041	BB-	3,425	3,944,501

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB-		$8,805	$9,904,575
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB-		11,560	13,386,557
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		13,205	14,932,684
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		17,750	21,744,634
Cape Girardeau IDA - Southeast Hlth	4.00%	3/1/2041	BBB-		3,700	4,230,962
Cape Girardeau IDA - Southeast Hlth	4.00%	3/1/2046	BBB-		1,600	1,810,875
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2037	BB-	(b)	4,000	3,960,913
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2046	BB-	(b)	7,100	6,778,986
Clackamas Co Hosp - Rose Villa	5.375%	11/15/2055	NR		1,500	1,652,840
CO Hlth - Jefferson Met Ctr #1	5.75%	12/15/2050	NR		9,915	10,557,744
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2046	NR		2,225	2,490,941
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2051	NR		2,600	2,903,875
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	BBB-		5,750	6,694,052
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	BBB-		8,175	9,774,557
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	BBB-		4,900	5,832,153
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700	3,955,476
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-		18,000	21,765,713
Floyd Co Dev Auth - Spires Berry College	6.50%	12/1/2053	NR		8,500	8,570,776
Franklin Hlth - Provision Proton†(c)	7.50%	6/1/2047	NR		7,635	2,061,450
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.375%	1/1/2033	NR		3,400	3,779,550
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.50%	1/1/2048	NR		11,000	11,975,397
Fulton Co - Canterbury Court†	5.00%	4/1/2047	NR		5,000	5,572,305
Fulton Co - Canterbury Court†	5.00%	4/1/2054	NR		5,000	5,557,317
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,450	4,841,115
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000	5,426,154
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA		3,600	4,155,710
Glendale IDA - Beatitudes	5.00%	11/15/2036	NR		1,500	1,610,485
Glendale IDA - Beatitudes	5.00%	11/15/2040	NR		4,000	4,276,332
Glendale IDA - Beatitudes	5.00%	11/15/2045	NR		1,400	1,489,553
Glendale IDA - Beatitudes	5.00%	11/15/2053	NR		7,470	8,008,009
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2040	BB		4,880	5,254,689
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2045	BB		910	974,797
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	BBB-	(b)	1,655	1,701,525
Harris Co Cultural Ed - Brazos	7.00%	1/1/2043	BBB-	(b)	3,000	3,196,340
Hillsborough Co IDA - Tampa General	4.00%	8/1/2050	Baa1		2,000	2,311,136
Holmes Co Hsp - Doctors Mem Hsp(c)	5.75%	11/1/2026	NR		3,760	3,736,577
Holmes Co Hsp - Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	7,116,107

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2044	NR		$2,955	$3,100,433
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2046	NR		7,000	7,331,005
IA Fin Auth - Iowa Fertilizer Co	5.25%	#(a)	12/1/2050	BB-		12,720	13,783,370
IL Fin Auth - Univ of Illinois Hlth	4.00%		10/1/2040	BBB+		1,035	1,197,827
IL Fin Auth - Univ of Illinois Hlth	4.00%		10/1/2055	BBB+		2,780	3,128,907
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%		12/1/2045	NR		4,000	4,441,208
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2042	BB-	(b)	1,750	1,943,682
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2050	BB-	(b)	5,250	5,787,276
KY EDFA - Masonic Homes	5.375%		11/15/2032	NR		3,000	3,034,019
LA Env Facs - St James Place	6.25%		11/15/2045	NR		6,100	6,620,614
Licking Co Hlth - Kendal Granville	6.00%		7/1/2050	NR		6,000	4,488,240
Lucas Co Hsp - ProMedica Hlth	5.25%		11/15/2048	BBB		8,650	10,448,865
Lynchburg Economic Development Authority	4.00%		1/1/2055	A-		4,000	4,666,278
MA DFA - Ascentria Care†	5.00%		7/1/2041	NR		3,500	3,892,847
MA DFA - Ascentria Care†	5.00%		7/1/2051	NR		4,435	4,856,331
MA DFA - Ascentria Care†	5.00%		7/1/2056	NR		3,500	3,811,220
MA DFA - Atrius Hlth	4.00%		6/1/2049	BBB		5,885	6,741,526
Magnolia West CDD	5.35%		5/1/2037	NR		235	236,847
MD Hlth & HI Ed - Adventist	4.00%		1/1/2051	BBB		10,000	11,568,286
MD Hlth & HI Ed - Doctors	5.00%		7/1/2038	Baa3		7,275	8,239,244
Miami-Dade County Health Facilities Authority	4.00%		8/1/2046	A		1,750	2,063,798
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2045	Ba1		10,000	11,319,215
Montgomery Co IDA - Whitemarsh	5.375%		1/1/2050	NR		4,985	5,337,582
Moon IDC - Baptist Homes	6.00%		7/1/2045	NR		9,250	10,029,163
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2033	BB+		2,765	2,874,827
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2044	BB+		10,690	11,072,546
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2048	BB+		7,000	7,243,205
New Hope Ed Facs - Westminster	4.00%		11/1/2049	BBB	(b)	1,600	1,798,866
New Hope Ed Facs - Westminster	4.00%		11/1/2055	BBB	(b)	1,500	1,678,503
NH Hlth & Ed - Dartmouth Hitchcock	5.00%		8/1/2059	A		8,075	13,031,505
NH Nat Fin Auth - Ascentria Care†	5.00%		7/1/2041	NR		1,885	2,091,897
NH Nat Fin Auth - Ascentria Care†	5.00%		7/1/2051	NR		3,225	3,523,519
NH Nat Fin Auth - Ascentria Care†	5.00%		7/1/2056	NR		1,910	2,075,213
NJ EDA - Bancroft Neuro	5.00%		6/1/2036	NR		1,500	1,667,501
NM Hsp - Gerald Champion	5.50%		7/1/2042	A		5,625	5,740,272
NYC IDA - Yankee Stadium	3.00%		3/1/2049	Baa1		18,385	19,073,706
Oconee Co IDA - Presby Village	6.25%		12/1/2048	NR		2,000	2,032,318
Oconee Co IDA - Presby Village	6.375%		12/1/2053	NR		3,000	3,044,047
OK DFA - OU Med	5.50%		8/15/2052	Baa3		6,450	7,972,678

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
OK DFA - OU Med	5.50%	8/15/2057	Baa3		$6,130	$7,564,186
Oroville - Oroville Hsp	5.25%	4/1/2039	B+		2,060	2,347,381
Oroville - Oroville Hsp	5.25%	4/1/2049	B+		9,985	11,184,821
Oroville - Oroville Hsp	5.25%	4/1/2054	B+		16,190	17,999,155
PA Hosp Auth - Doylestown	4.00%	7/1/2045	BBB-		4,375	4,785,555
PA Hosp Auth - Doylestown	5.00%	7/1/2049	BBB-		2,375	2,775,603
Palm Beach Co Hlth - Lifespace	5.00%	5/15/2053	BBB	(b)	7,125	8,178,629
Palomar Hlth	5.00%	11/1/2039	BBB		2,525	2,934,189
Pennsylvania Economic Development Financing Author	4.00%	10/15/2051	A		3,900	4,582,310
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB		6,250	6,409,426
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB		9,375	9,614,465
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,675,670
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415	3,682,479
RI Hlth & Ed - Care New England	5.00%	9/1/2036	B+		7,000	7,904,208
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	BBB-	(b)	1,000	1,014,074
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	BBB-	(b)	1,600	1,622,258
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,195,788
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,617,812
SC Jobs EDA - Green Charter Schools†	4.00%	6/1/2036	NR		1,000	1,074,791
SC Jobs EDA - Green Charter Schools†	4.00%	6/1/2046	NR		1,250	1,318,623
SC Jobs EDA - Green Charter Schools†	4.00%	6/1/2056	NR		2,090	2,197,254
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB-	(b)	5,025	5,418,372
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB-	(b)	1,660	1,712,742
Shelby Co - Farms at Bailey Station	5.75%	10/1/2059	NR		10,000	10,756,678
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2045	BBB-	(b)	2,750	3,095,282
Upper San Juan Hlth Dist	6.00%	6/1/2041	NR		2,225	2,405,318
Upper San Juan Hlth Dist	6.125%	6/1/2046	NR		3,015	3,250,129
VA Small Bus Fing - NTL Senior Lvg	3.375%	1/1/2051	A	(b)	5,390	5,783,185
WA HFC - Mirabella†	6.50%	10/1/2032	NR		1,955	2,045,634
WA HFC - Mirabella†	6.75%	10/1/2047	NR		3,000	3,140,023
WA HFC - Rockwood†	6.00%	1/1/2024	NR		470	493,646
Ward Co Hlth - Trinity Hlth	5.00%	6/1/2053	BBB-		8,750	10,155,975
WI Hlth & Ed - American Baptist	5.00%	8/1/2039	NR		1,625	1,722,819
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	Ba3		4,000	4,118,560
WI Hlth & Ed - St. Camillus	5.00%	11/1/2039	NR		1,000	1,124,842
WI Hlth & Ed - St. Camillus	5.00%	11/1/2046	NR		1,100	1,225,621
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		3,000	3,050,014
WI PFA - Bancroft Neuro†	4.625%	6/1/2036	NR		4,330	4,700,410
WI PFA - Bancroft Neuro†	5.125%	6/1/2048	NR		6,900	7,560,781

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
WI PFA - Carson Valley Med Center	4.00%	12/1/2041	BB+		$1,500	$1,757,162
WI PFA - Carson Valley Med Center	4.00%	12/1/2051	BB+		4,000	4,611,057
WI PFA - Delray Beach Radiation†	6.85%	11/1/2046	NR		2,000	2,057,928
WI PFA - Mary’s Woods†	5.25%	5/15/2052	BB	(b)	2,300	2,509,048
WI PFA - Rose Villa†	5.75%	11/15/2044	NR		2,035	2,190,301
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,530,308
Total						756,044,229

Housing 3.65%
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	752,959
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,075,656
AZ IDA - NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA		2,500	3,019,829
CA Cmty Hsg - Annadel Apts†	5.00%	4/1/2049	NR		9,000	9,572,107
CA Cmty Hsg - Sausalito†	3.00%	2/1/2057	NR		20,270	17,458,983
CA Cmty Hsg - Sausalito†	4.00%	2/1/2050	NR		11,500	10,958,399
CA Cmty Hsg - Serenity at Larkspur†	5.00%	2/1/2050	NR		5,800	6,209,101
CA Cmty Hsg - Stoneridge Apt†	4.00%	2/1/2056	NR		4,000	4,073,141
CA Cmty Hsg - The Arbors†	5.00%	8/1/2050	NR		4,400	4,716,463
CA Cmty Hsg - Verdant†	5.00%	8/1/2049	NR		7,700	8,208,152
CA HFA - MFH	3.25%	8/20/2036	BBB		7,491	8,493,276
CA HFA - MFH	4.25%	1/15/2035	BBB+		3,429	4,121,706
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	A-		550	595,219
CA Muni Fin - UC Davis Hsg (BAM)	3.00%	5/15/2051	AA		2,000	2,131,294
CEDA - Provident Student Hsg	5.00%	8/1/2057	Baa3		1,885	2,256,305
CMFA Special Finance Agency†	3.00%	12/1/2056	NR		3,200	2,886,123
CMFA Special Finance Agency†	4.00%	12/1/2045	NR		5,000	4,901,687
CSCDA - Parallel-Anaheim†	4.00%	8/1/2056	NR		6,500	6,730,190
CSCDA - Pasadena†	3.00%	12/1/2056	NR		17,990	15,985,419
CSCDA - Pasadena†	4.00%	12/1/2056	NR		10,000	9,357,188
CSCDA Community Improvement Authority†	3.00%	6/1/2047	NR		5,000	4,605,235
CSCDA Community Improvement Authority†	4.00%	6/1/2057	NR		5,000	4,377,040
CSCDA - Orange†	3.00%	3/1/2057	NR		5,000	4,450,015
CSCDA - Orange†	4.00%	3/1/2057	NR		4,500	4,279,671
CSCDA - Waterscape†	4.00%	9/1/2046	NR		2,250	2,228,993
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3		2,915	3,487,016
MI HDA	3.60%	10/1/2060	AA		6,330	6,796,174
NYC Hsg - 8 Spruce St	3.50%	2/15/2048	BBB-		6,100	6,274,661
Roanoke Co EDA - Richfield Living	5.25%	9/1/2049	NR		15,000	14,064,813
Roanoke Co EDA - Richfield Living	5.375%	9/1/2054	NR		5,500	5,197,173
Total						179,263,988

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 3.15%
IN Fin Auth - OH River Brdgs	5.00%	7/1/2040	BBB+	$2,320	$2,475,572
IN Fin Auth - OH River Brdgs	5.00%	7/1/2044	BBB+	8,000	8,536,456
MD Stadium Auth - Baltimore City	5.00%	5/1/2050	AA-	15,000	22,509,025
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	6/15/2037	BBB+	8,650	5,978,736
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	5.50%	6/15/2029	BBB+	3,000	3,526,892
Met Pier & Expo Auth - Mccormick Place CR (AGM)	Zero Coupon	12/15/2056	AA	5,385	2,102,400
MI St Bldg Auth	3.00%	10/15/2051	Aa2	4,505	4,890,999
NJ EDA - Bldgs	5.00%	6/15/2047	Baa1	5,450	6,449,007
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,175	1,287,630
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	5,000	5,496,685
NJ EDA - Sch Facs	5.00%	6/15/2042	Baa1	2,000	2,351,075
NJ EDA - Sch Facs	5.00%	6/15/2043	Baa1	5,000	6,046,279
NJ EDA - Sch Facs	5.50%	6/15/2029	Baa1	3,575	4,357,917
NJ EDA - State House	5.00%	6/15/2043	Baa1	3,800	4,595,172
NJ Trans Trust Fund	Zero Coupon	12/15/2034	Baa1	13,420	10,163,012
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	15,405	10,283,908
NJ Trans Trust Fund	4.00%	6/15/2035	Baa1	1,250	1,478,619
NJ Trans Trust Fund	4.00%	12/15/2039	Baa1	2,900	3,348,281
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	27,500	30,920,153
NJ Trans Trust Fund	5.00%	12/15/2035	Baa1	3,250	3,986,962
NJ Trans Trust Fund	5.00%	12/15/2039	Baa1	3,300	4,080,731
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon	12/15/2031	Baa1	3,690	3,071,992
PR Pub Fin Corp(c)	5.50%	8/1/2031	NR	12,250	490,000
St Louis Fin Corp - Convention Center (AGM)	5.00%	10/1/2045	AA	2,500	3,111,710
St Louis Fin Corp - Convention Center (AGM)	5.00%	10/1/2049	AA	2,625	3,264,213
Total					154,803,426

Other Revenue 7.15%
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BBB-	2,250	2,472,747
Arlington Hi Ed Fin Corp - Newman Intl Aca	5.00%	8/15/2051	NR	1,500	1,619,812
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.00%	8/15/2041	NR	900	987,971
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR	5,000	5,464,783
AZ IDA - American Charter Sch†	6.00%	7/1/2047	BB+	2,460	2,913,624
AZ IDA - Kipp Chtr Sch	4.00%	7/1/2051	BBB-	1,045	1,171,135

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
AZ IDA - Kipp Chtr Sch	4.00%	7/1/2061	BBB-	$3,000	$3,335,378
AZ IDA - Odyssey Prep†	5.50%	7/1/2052	BB-	750	808,626
Build NYC Res Corp - Hellenic Charter†	5.00%	12/1/2041	NR	1,200	1,383,329
Build NYC Res Corp - Hellenic Charter†	5.00%	12/1/2051	NR	1,650	1,877,017
Build NYC Res Corp - Hellenic Charter†	5.00%	12/1/2055	NR	1,000	1,130,080
Build NYC Res Corp - Shefa School†	5.00%	6/15/2051	NR	9,410	11,083,686
CA Sch Fin Auth - Kipp LA	5.125%	7/1/2044	BBB	2,390	2,601,082
Cap Trust Agy - Edu Growth Chtr Sch†	5.00%	7/1/2056	NR	18,250	20,856,469
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2040	NR	3,640	3,939,797
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2050	NR	6,250	6,701,816
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2055	NR	5,690	6,088,959
Chester Co IDA - Collegium Charter Sch	5.125%	10/15/2037	BB	1,000	1,131,706
Chester Co IDA - Collegium Charter Sch	5.25%	10/15/2047	BB	2,500	2,801,219
Chester Co IDA - Collegium Charter Sch	5.375%	10/15/2042	BB	5,000	5,132,649
Cleveland Co Port Auth - Playhouse Sq	5.25%	12/1/2038	BB+	1,400	1,633,184
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2043	BB+	1,850	2,165,523
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2053	BB+	11,485	13,326,326
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	A-	1,000	1,075,425
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048	NR	22,025	25,160,164
FL DFC - FL Charter Foundation†	5.00%	7/15/2046	NR	4,000	4,321,530
FL DFC - Mater Admy†	5.00%	6/15/2050	BBB	2,140	2,448,655
FL DFC - Mater Admy†	5.00%	6/15/2055	BBB	1,500	1,711,211
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR	1,220	244,000
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR	940	9
FL DFC - Palm Bay Admy†	6.375%	5/15/2037	NR	2,620	2,301,508	(d)
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046	NR	5,000	5,639,122
FL DFC - Renaissance Chtr Sch 2020†	5.00%	9/15/2040	NR	1,050	1,173,168
FL DFC - Renaissance Chtr Sch 2020†	5.00%	9/15/2050	NR	2,200	2,429,970
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	BB+	3,250	3,519,747
GA World Congress - Convention Ctr Hotel†	5.00%	1/1/2054	NR	22,920	26,726,306
IL Fin Auth - Acero Charter†	4.00%	10/1/2034	BB+	440	499,590
IL Fin Auth - Acero Charter†	4.00%	10/1/2035	BB+	1,155	1,309,279
IL Fin Auth - Acero Charter†	4.00%	10/1/2042	BB+	2,250	2,509,136
Jefferson Parish Econ Dev Dist - Kenner†	5.50%	6/15/2038	NR	3,200	3,661,710
Jefferson Parish Econ Dev Dist - Kenner†	5.625%	6/15/2048	NR	4,350	4,927,562
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A2	30,295	44,825,003
Main St Nat Gas - Macquarie	5.00%	5/15/2043	A3	1,900	2,286,581
Main St Nat Gas - Macquarie	5.00%	5/15/2049	A3	14,585	21,877,825

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2049	BB+	$2,335	$2,743,758
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2054	BB+	1,465	1,715,987
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047	BB+	4,000	4,422,313
MD EDC - Chesapeake Bay Hyatt(c)	5.00%	12/1/2031	NR	10,700	6,420,000
MD EDC - Chesapeake Bay Hyatt(c)	5.25%	12/1/2031	NR	3,000	1,800,000
MI Fin Auth - Bradford Admy	4.30%	9/1/2030	NR	1,090	1,157,957
MI Fin Auth - Bradford Admy	4.80%	9/1/2040	NR	1,845	1,964,537
MI Fin Auth - Bradford Admy	5.00%	9/1/2050	NR	3,010	3,201,095
MI Pub Ed - Crescent Admy	7.00%	10/1/2036	NR	640	641,428
Middlesex Co Impt Auth - Heldrich Ctr	6.125%	1/1/2025	NR	2,790	55,800
Middlesex Co Impt Auth - Heldrich Ctr	6.25%	1/1/2037	NR	5,755	115,100
Phoenix IDA - Basis Schs†	5.00%	7/1/2046	BB	2,000	2,198,537
Pima Co IDA - Edkey Chtr Sch†	5.00%	7/1/2049	NR	6,000	6,535,352
Pima Co IDA - Edkey Chtr Sch†	5.00%	7/1/2055	NR	4,000	4,344,573
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	D	1,425	1,015,010
Toledo-Lucas County Port Authority	4.00%	1/1/2051	Baa3	1,000	1,107,635
Toledo-Lucas County Port Authority	4.00%	1/1/2057	Baa3	6,500	7,169,758
UT Charter Sch - Freedom Academy†	5.00%	6/15/2041	NR	1,020	1,177,646
UT Charter Sch - Freedom Academy†	5.00%	6/15/2052	NR	1,300	1,476,968
UT Charter Sch - Freedom Academy†	5.375%	6/15/2048	NR	5,150	5,738,459
WA Convention Ctr	3.00%	7/1/2058	Baa3	6,710	6,776,724
WA Convention Ctr	4.00%	7/1/2058	Baa3	16,290	18,373,361
Washington St Convention Ctr Pub Facs	4.00%	7/1/2031	NR	10,300	11,955,534
Total					351,381,951

Special Tax 5.68%
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	2,425	2,801,289
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500	6,470,229
Allentown Neighborhood Impt - Wtrfrnt Proj†	6.00%	5/1/2042	NR	12,010	14,954,489
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,092,097
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,279,645
Arborwood CDD	6.90%	5/1/2025	NR	35	36,220	(d)
Arborwood CDD	6.90%	5/1/2036	NR	660	676,083	(d)
Arborwood CDD	6.90%	5/1/2036	NR	50	51,001	(d)
Atlanta Urban Redevelopment Agency†	3.625%	7/1/2042	NR	1,875	1,936,806
Atlanta Urban Redevelopment Agency†	3.875%	7/1/2051	NR	3,330	3,447,468
Berkeley Co - Nexton Imp Dist	4.25%	11/1/2040	NR	2,250	2,517,954
Berkeley Co - Nexton Imp Dist	4.375%	11/1/2049	NR	1,500	1,670,509

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Brighton Crossing Met Dist #6	5.00%	12/1/2050	NR	$2,340	$2,550,094
Celebration Pointe CDD	3.375%	5/1/2041	NR	1,000	1,017,623
Celebration Pointe CDD	4.00%	5/1/2053	NR	1,000	1,044,677
Celebration Pointe CDD†	5.00%	5/1/2048	NR	6,555	7,208,952
Cleveland Co Port Auth - Flats Bank East†	4.00%	12/1/2055	BB	5,000	5,266,688
Cleveland Co Port Auth - Flats Bank East†	4.50%	12/1/2055	NR	3,950	4,206,658
CO Rocky Mtn Rail Park Met Dist†	5.00%	12/1/2041	NR	2,000	2,111,432
CO Rocky Mtn Rail Park Met Dist†	5.00%	12/1/2051	NR	9,000	9,384,136
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,765,259
Denver Intl Business Ctr Met Dist #1	6.00%	12/1/2048	NR	2,300	2,485,739
Fitzsimons Village Metropolitan District No 3	4.00%	12/1/2041	NR	1,500	1,491,802
Fitzsimons Village Metropolitan District No 3	4.25%	12/1/2055	NR	4,830	4,839,498
Frederick Co - Jefferson Technology Park†	4.625%	7/1/2043	NR	2,190	2,590,649
Frederick Co - Urbana CDA	4.00%	7/1/2050	NR	3,755	4,229,431
Grandview IDA - Grandview Crossing(c)	5.75%	12/1/2028	NR	1,000	300,000
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,675,503
Longs Peak Metropolitan District†	5.25%	12/1/2051	NR	7,000	7,021,461
Loretto Heights Comm Auth	4.875%	12/1/2051	NR	7,750	7,917,781
Miami World Ctr CDD	5.25%	11/1/2049	NR	4,500	5,161,527
MIDA - Military Village	4.00%	6/1/2041	NR	1,250	1,270,586
MIDA - Military Village	4.00%	6/1/2052	NR	5,000	5,021,264
MIDA Mount Village PID†	4.00%	8/1/2050	NR	6,500	6,754,164
MIDA Mount Village PID	4.25%	8/1/2035	NR	3,290	3,723,839
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250	1,408,981
MIDA Mount Village PID	5.00%	8/1/2050	NR	6,500	7,335,659
Military Installation Development Authority	4.00%	6/1/2052	NR	3,255	3,208,706
North Las Vegas Improv Dist - Vall	4.50%	6/1/2039	NR	485	544,337
North Las Vegas Improv Dist - Vall	4.625%	6/1/2043	NR	485	542,134
North Las Vegas Improv Dist - Vall	4.625%	6/1/2049	NR	740	821,714
North Range Met Dist	5.00%	12/1/2040	NR	2,000	2,206,030
North Range Met Dist	5.25%	12/1/2050	NR	5,000	5,515,908
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	856,218
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,299,895
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850	3,209,037
NYC IDA - Yankee Stadium	4.00%	3/1/2045	Baa1	3,600	4,092,235
PA COP	4.00%	7/1/2046	A	3,175	3,567,488
Peninsula Town Center†	5.00%	9/1/2037	NR	875	955,464

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Peninsula Town Center†	5.00%	9/1/2045	NR	$2,250	$2,450,660
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,774,948
Prince George Co Spl Ob†	5.00%	7/1/2046	NR	5,000	5,540,269
Prince George Co Spl Ob - Westphalia†	5.125%	7/1/2039	NR	1,100	1,237,640
Prince George Co Spl Ob - Westphalia†	5.25%	7/1/2048	NR	5,125	5,759,761
Rampart Range Met Dist	4.00%	12/1/2051	NR	6,000	6,142,265
Reunion Met Dist	3.625%	12/1/2044	NR	2,000	1,993,802
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	6,905	7,202,471
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,051,010
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,117,142
SF Spl Tax - Mission Rock Dist†	4.00%	9/1/2046	NR	2,475	2,813,837
SF Spl Tax - Mission Rock Dist†	4.00%	9/1/2051	NR	3,450	3,903,685
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,500	3,503,688
St Louis IDA - Ballpark Vlg	4.75%	11/15/2047	NR	4,875	4,913,936
St. Charles - Noah’s Ark CID	3.00%	5/1/2030	NR	725	735,951
St. Charles - Noah’s Ark CID	3.125%	5/1/2035	NR	500	503,184
Stone Canyon CID(c)	5.70%	4/1/2022	NR	1,485	386,100
Tahoe Douglas Visitors Auth	5.00%	7/1/2045	NR	2,800	3,241,447
Tahoe Douglas Visitors Auth	5.00%	7/1/2051	NR	4,000	4,612,139
Tern Bay CDD	5.375%	5/1/2037	NR	390	390,530
Village CDD #10	6.00%	5/1/2044	NR	835	886,599
Village CDD #12†	4.25%	5/1/2043	NR	7,030	7,806,231
Village CDD #12†	4.375%	5/1/2050	NR	2,810	3,119,859
Village CDD #13	3.00%	5/1/2041	NR	1,250	1,269,744
Village CDD #13	3.25%	5/1/2052	NR	4,250	4,316,487
Village CDD #13	3.70%	5/1/2050	NR	5,870	6,255,452
Village Met Dist - Avon	5.00%	12/1/2040	NR	2,000	2,243,486
Village Met Dist - Avon	5.00%	12/1/2049	NR	4,085	4,557,799
West Villages Impr Dist - #7	4.75%	5/1/2039	NR	1,750	1,948,365
West Villages Impr Dist - #7	5.00%	5/1/2050	NR	3,090	3,467,649
Westerly Met Dist - Weld Co	Zero Coupon	12/1/2050	NR	1,000	853,437
Westerly Met Dist - Weld Co	5.00%	12/1/2040	NR	955	1,048,079
Westerly Met Dist - Weld Co	5.00%	12/1/2050	NR	2,250	2,446,180
Total					279,030,191

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 6.09%
American Samoa GO†	6.50%	9/1/2028	Ba3	$2,750	$3,349,482
Guam - Business Privilege Tax	4.00%	1/1/2036	Ba1	3,750	4,329,089
Met Pier & Expo Auth - Mccormick Place	Zero Coupon	12/15/2054	BBB+	21,595	8,071,198
Met Pier & Expo Auth - Mccormick Place(e)	4.00%	12/15/2047	BBB+	4,500	5,129,544
Met Pier & Expo Auth - Mccormick Place(e)	4.00%	6/15/2052	BBB+	12,000	13,626,145
Met Pier & Expo Auth - Mccormick Place	5.00%	6/15/2053	BBB+	6,045	6,789,515
Met Pier & Expo Auth - Mccormick Place	5.50%	6/15/2053	BBB+	9,150	10,450,655
Met Pier & Expo Auth - Mccormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	2,310,716
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	BBB+	20,000	14,134,398
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	BBB+	10,000	6,786,785
Metropolitan Pier & Exposition Authority	5.00%	6/15/2050	BBB+	4,400	5,287,220
Monongalia Co - Econ Op Dev Dist†	4.125%	6/1/2043	NR	2,250	2,512,774
Monongalia Co - Econ Op Dev Dist†	4.875%	6/1/2043	NR	3,030	3,283,044
NY Dorm - PIT	3.00%	3/15/2041	AA+	10,000	10,834,983
NY Dorm - PIT	3.00%	3/15/2042	Aa2	7,915	8,537,957
NY UDC - PIT	3.00%	3/15/2050	AA+	2,500	2,630,498
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,066	936,870
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,283	4,011,094
PR Corp Sales Tax	4.329%	7/1/2040	NR	15,812	17,856,454
PR Corp Sales Tax	4.329%	7/1/2040	NR	2,651	2,993,768
PR Corp Sales Tax	4.536%	7/1/2053	NR	477	540,084
PR Corp Sales Tax	4.55%	7/1/2040	NR	8,719	9,962,373
PR Corp Sales Tax	4.75%	7/1/2053	NR	59,331	67,938,504
PR Corp Sales Tax	4.784%	7/1/2058	NR	2,514	2,883,843
PR Corp Sales Tax	5.00%	7/1/2058	NR	70,095	81,314,202
Reno - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500	2,030,645
Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	260	263,914
Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	750	778,084
Total					299,573,838

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco 9.54%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR	$76,000	$12,589,438
Buckeye Tobacco	5.00%	6/1/2055	NR	74,715	86,828,162
CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2046	NR	26,325	5,863,962
CA Stwde - Tobacco Settlement†	Zero Coupon	6/1/2055	NR	42,500	3,102,793
Erie Co Tobacco†	Zero Coupon	6/1/2060	NR	35,000	1,957,470
Golden St Tobacco	Zero Coupon	6/1/2066	NR	560,000	110,101,208
Golden St Tobacco	5.00%	6/1/2047	NR	3,745	3,818,915
Golden St Tobacco	5.00%	6/1/2047	NR	6,540	6,669,081
Golden St Tobacco	5.25%	6/1/2047	NR	2,720	2,776,459
Golden St Tobacco	5.30%	6/1/2037	NR	3,575	3,649,936
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	47,000	3,321,734
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	18,000	3,618,794
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	2,015	2,339,824
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	250	302,183
Merced Co Tobacco	5.00%	6/1/2050	NR	1,455	1,725,967
MI Tob Settlement	Zero Coupon	6/1/2058	NR	225,900	11,560,026
MI Tob Settlement	4.00%	6/1/2049	BBB+	3,370	3,850,916
MI Tob Settlement	5.00%	6/1/2049	BBB-	4,125	4,971,324
Monroe Co Tobacco†	Zero Coupon	6/1/2061	NR	22,900	1,166,079
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	50,000	3,983,805
Nassau Co Tobacco	5.00%	6/1/2035	CCC+	3,170	3,212,240
Nassau Co Tobacco	5.25%	6/1/2026	CCC+	4,000	4,100,644
Nthrn AK Tobacco	Zero Coupon	6/1/2066	NR	124,200	27,669,586
RI Tob Settlement	Zero Coupon	6/1/2052	CCC-	25,885	4,367,897
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	41,035	2,283,557
Sacramento Co Tobacco	Zero Coupon	6/1/2060	NR	15,000	3,706,004
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR	16,000	3,145,858
San Diego Co Tobacco	5.00%	6/1/2048	BBB-	2,495	3,021,551
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	20,000	1,970,790
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-	15,000	3,110,943
Suffolk Tobacco Asset Sec Corp	Zero Coupon	6/1/2066	NR	25,810	5,204,248
Tobacco Settlement Auth IA	Zero Coupon	6/1/2065	NR	53,540	9,983,877
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2046	NR	4,780	881,070
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR	21,000	2,169,140
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR	100,000	9,236,950
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	17,125	19,953,831

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		$9,500	$2,222,366
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		110,695	27,551,133
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		17,575	17,674,144
TSASC	5.00%	6/1/2045	CCC+		7,170	7,975,409
TSASC	5.00%	6/1/2048	NR		32,210	35,409,938
Total						469,049,252

Transportation 10.60%
Allegheny Co Airport Auth AMT	5.00%	1/1/2056	A2		15,905	19,667,116
Allegheny County Airport Authority AMT	5.00%	1/1/2051	A2		3,290	4,092,594
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(b)	11,250	12,495,303
Central TX Mobility Auth	5.00%	1/1/2046	A-		1,500	1,885,658
Chicago O’Hare Arpt	4.00%	1/1/2044	A		10,000	11,460,157
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		5,000	5,998,432
Chicago Trans Auth	4.00%	12/1/2050	A+		3,500	4,032,445
Chicago Trans Auth	4.00%	12/1/2055	A+		4,000	4,538,738
Chicago Trans Auth	5.00%	12/1/2055	A+		1,750	2,138,023
County of Lee FL Airport Revenue AMT	4.00%	10/1/2051	A2		5,000	5,813,971
CT Airport Auth - Bradley Arpt AMT	4.00%	7/1/2049	BBB		5,310	5,945,197
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	3,725,302
Denver RTD - Eagle P3	3.00%	7/15/2037	Baa1		3,825	4,082,320
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		20,000	17,001,804
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		4,500	3,664,494
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2043	BBB+		4,099	4,772,139
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A-		5,000	5,569,555
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	A-		6,915	7,702,695
Hampton Rds Trans	4.00%	7/1/2060	AA		5,000	5,867,117
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	Ba3		3,295	3,484,747
Houston Arpt - United Airlines AMT	5.00%	7/15/2028	B		3,500	4,171,797
Houston Arpt AMT	4.00%	7/1/2046	A1		4,500	5,236,972
Houston Arpt AMT	4.00%	7/1/2048	A1		2,500	2,903,838
Los Angeles Dept Arpts - LAX AMT	4.00%	5/15/2046	AA-		6,750	7,993,475
Los Angeles Dept Arpts - LAX AMT	4.00%	5/15/2051	AA-		9,000	10,595,544
MD Dept of Trans - BWI AMT	4.00%	8/1/2051	A1		3,500	4,080,812
MD EDC - Port Covington	4.00%	9/1/2040	NR		1,500	1,714,310
MD EDC - Port Covington	4.00%	9/1/2050	NR		9,000	10,195,644
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa3		250	300,248

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa3		$750	$895,335
MI Strategic Fund - I-75 AMT (AGM)	4.50%	6/30/2048	AA		3,000	3,518,534
Miami Dade CO Aviation - MIA AMT	5.00%	10/1/2049	A-		5,000	6,072,493
MTA NY	4.00%	11/15/2045	A3		2,500	2,858,602
MTA NY	5.00%	11/15/2048	A3		7,420	9,030,717
MTA NY	5.00%	11/15/2050	A3		13,155	15,988,196
MTA NY	5.25%	11/15/2044	A3		10,000	11,116,032
MTA NY	5.25%	11/15/2055	A3		14,210	17,553,022
NJ Trans Trust Fund	4.00%	6/15/2045	Baa1		3,350	3,848,357
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1		7,690	8,788,477
NJ Trans Trust Fund	5.00%	6/15/2045	Baa1		5,000	6,213,916
NJ Trans Trust Fund	5.00%	6/15/2050	Baa1		2,750	3,401,293
North Parkway Municipal Management District No 1†	4.75%	9/15/2041	NR		2,930	3,259,386
North Parkway Municipal Management District No 1†	5.00%	9/15/2051	NR		6,875	7,698,457
North TX Twy Auth	4.25%	1/1/2049	A		5,525	6,339,430
NY Trans Dev Corp - Delta Airlines AMT	4.00%	1/1/2036	Baa3		9,305	10,469,499
NY Trans Dev Corp - Delta Airlines AMT	5.00%	1/1/2036	Baa3		1,195	1,427,117
NY Trans Dev Corp - Delta Airlines AMT	5.00%	10/1/2040	Baa3		17,600	21,680,718
NY Trans Dev Corp - Delta AMT	4.375%	10/1/2045	Baa3		26,125	30,276,370
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2024	Baa3		6,300	6,849,237
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2039	Baa1		1,500	1,747,007
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2040	Baa1		3,455	4,017,215
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2041	Baa1		1,000	1,156,566
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1		1,000	1,274,075
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1		1,000	1,269,311
NY Trans Dev Corp - JFK IAT AMT	4.00%	12/1/2040	Baa1		1,000	1,154,781
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,470	15,973,052
NYS Thruway - Service Area AMT	4.00%	10/31/2046	BBB-	(b)	5,665	6,540,372
NYS Thruway - Service Area AMT	4.00%	4/30/2053	BBB-	(b)	13,050	14,954,230
PA Tpk Commn	3.00%	12/1/2042	A		2,500	2,659,101
PA Tpk Commn	4.00%	12/1/2043	A		1,500	1,749,927
PA Tpk Commn	4.00%	12/1/2044	A		3,775	4,394,772
PA Tpk Commn	4.00%	12/1/2045	A		2,000	2,322,644
PA Tpk Commn	4.00%	12/1/2049	A3		3,500	4,008,092

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
PA Tpk Commn	5.00%	12/1/2044	A3	$4,500	$5,620,718
Philadelphia Arpt AMT	5.00%	7/1/2051	A2	4,015	5,059,713
Philadelphia Arpt AMT (AGM)	4.00%	7/1/2046	AA	1,400	1,633,214
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3	7,250	8,323,895
Port Auth NY & NJ AMT	4.00%	7/15/2060	Aa3	10,000	11,360,105
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3	3,025	3,476,944
Port of Portland - Portland Arpt AMT	4.00%	7/1/2050	A+	5,000	5,719,681
PR Hwy & Trans Auth(c)	5.00%	7/1/2020	NR	6,035	3,560,650
PR Hwy & Trans Auth(c)	5.00%	7/1/2022	NR	1,545	915,413
PR Hwy & Trans Auth(c)	5.00%	7/1/2028	NR	1,015	167,475
Reno - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	52,000	9,203,574
Riverside County Transportation Commission	4.00%	6/1/2047	A-	3,000	3,508,726
Triborough Brdg & Tunl Auth	4.00%	11/15/2056	AA-	9,170	10,772,060
TX Surface Trans Corp - I-635	4.00%	6/30/2038	Baa2	1,050	1,229,685
TX Surface Trans Corp - I-635	4.00%	12/31/2038	Baa2	1,375	1,610,301
TX Surface Trans Corp - I-635	4.00%	6/30/2039	Baa2	1,335	1,559,128
TX Surface Trans Corp - I-635	4.00%	6/30/2040	Baa2	1,160	1,352,466
TX Surface Trans Corp - NTE 3C AMT	5.00%	6/30/2058	Baa3	15,940	19,103,425
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2036	Baa3	1,050	645,461
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2040	Baa3	1,100	542,843
TX Trans Comm - Hwy 249	Zero Coupon	8/1/2048	Baa3	1,000	320,487
TX Trans Comm - Hwy 249	5.00%	8/1/2057	Baa3	2,375	2,766,248
VA Small Bus Fing - Elizabeth River	6.00%	1/1/2037	BBB	1,230	1,263,488
Total					521,352,480

Utilities 7.16%
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	15,930	18,069,184
Burke Co Dev - Oglethorpe Power	4.125%	11/1/2045	BBB+	6,085	6,902,133
CA Poll Ctl - Poseidon Res†	5.00%	11/21/2045	Baa3	2,250	2,675,457
Campbell Co Solid Wste - Basin Elec	3.625%	7/15/2039	A	12,345	13,286,575
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+	5,000	7,325,609
Charlotte Co IDA - Babcock Ranch†	5.00%	10/1/2034	NR	1,000	1,115,739
Charlotte Co IDA - Babcock Ranch†	5.00%	10/1/2049	NR	5,500	6,083,447
CO Public Auth - ML	6.50%	11/15/2038	A2	5,000	7,784,520
Compton Water	6.00%	8/1/2039	NR	3,710	3,722,416
FL DFC - Waste Pro AMT	3.00%	6/1/2032	NR	11,750	12,303,580

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
GA Muni Elec Auth - MEAG	4.00%	1/1/2049	BBB+		$10,000	$11,208,305
GA Muni Elec Auth - MEAG	5.00%	1/1/2048	BBB+		2,000	2,429,682
GA Muni Elec Auth - MEAG	5.00%	1/1/2059	BBB+		7,300	8,849,903
GA Muni Elec Auth - MEAG	5.00%	1/1/2063	A		2,400	2,907,907
Guam Waterworks	5.00%	1/1/2050	A-		2,250	2,757,527
HI Dept Budget - Hawaiian Electric	3.20%	7/1/2039	Baa1		15,765	17,230,311
HI Dept Budget - Hawaiian Electric AMT	4.00%	3/1/2037	Baa1		4,475	4,956,561
Jefferson Co Sewer	Zero Coupon	10/1/2039	BBB		5,000	5,173,474
Jefferson Co Sewer	Zero Coupon	10/1/2046	BBB		5,445	5,634,496
Jefferson Co Sewer	6.00%	10/1/2042	BBB		7,175	8,170,121
Jefferson Co Sewer	6.50%	10/1/2053	BBB		26,800	30,737,598
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2028	AA		4,035	3,071,854
Jefferson Co Sewer (AGM)	5.00%	10/1/2044	AA		5,070	5,554,317
Maricopa Co Poll Cntrl - El Paso Elec	3.60%	2/1/2040	Baa2		5,355	5,908,469
Maricopa Co Poll Cntrl - El Paso Elec	3.60%	4/1/2040	Baa2		3,115	3,436,952
PR Aqueduct & Swr Auth†	4.00%	7/1/2042	NR		5,575	6,312,944
PR Aqueduct & Swr Auth†(e)	4.00%	7/1/2042	NR		17,000	18,847,490
PR Aqueduct & Swr Auth†	4.00%	7/1/2047	NR		3,210	3,593,581
PR Aqueduct & Swr Auth†	5.00%	7/1/2025	NR		10,000	11,347,057
PR Aqueduct & Swr Auth†	5.00%	7/1/2025	NR		4,060	4,606,905
PR Aqueduct & Swr Auth†	5.00%	7/1/2030	NR		16,665	20,767,082
PR Aqueduct & Swr Auth†	5.00%	7/1/2033	NR		4,780	5,987,408
PR Aqueduct & Swr Auth†(e)	5.00%	7/1/2033	NR		5,000	6,174,158
PR Aqueduct & Swr Auth†	5.00%	7/1/2035	NR		15,000	18,309,855
PR Aqueduct & Swr Auth†	5.00%	7/1/2037	NR		3,225	3,982,209
PR Aqueduct & Swr Auth†	5.00%	7/1/2037	NR		3,500	4,321,777
PR Aqueduct & Swr Auth†(e)	5.00%	7/1/2037	NR		6,000	7,354,928
PR Aqueduct & Swr Auth†	5.00%	7/1/2047	NR		20,000	23,770,236
PR Elec Pwr Auth(c)	5.00%	7/1/2042	D	(b)	4,975	4,968,781
PR Elec Pwr Auth(c)	5.05%	7/1/2042	D	(b)	3,425	3,420,719
PR Elec Pwr Auth(c)	5.25%	7/1/2024	D	(b)	7,000	7,017,500
PR Elec Pwr Auth(c)	5.50%	7/1/2038	D	(b)	1,530	1,539,563
Prichard Wtr & Swr	4.00%	11/1/2044	BBB+		1,980	2,195,722
Total						351,814,052
Total Municipal Bonds (cost $4,568,731,339)						4,875,681,563

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate#	Interest Rate Reset Date(f)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.69%

Variable Rate Demand Notes 0.69%

Tax Revenue 0.37%
NY TFA - Future Tax	0.080%	1/3/2022	2/1/2045	AAA	$6,500	$6,500,000
NYC TFA - Future Tax	0.060%	1/3/2022	5/1/2034	AAA	3,345	3,345,000
NYC TFA - Future Tax	0.060%	1/3/2022	11/1/2044	AAA	6,950	6,950,000
NYC TFA - Future Tax	0.080%	1/3/2022	2/1/2045	AAA	1,425	1,425,000
Total						18,220,000

Utilities 0.32%
NYC Muni Water	0.060%	1/3/2022	6/15/2050	AA+	2,500	2,500,000
NYC Muni Water	0.070%	1/3/2022	6/15/2045	AA+	13,300	13,300,000
Total						15,800,000
Total Short-Term Investments (cost $34,020,000)						34,020,000
Total Investments in Securities 99.87% (cost $4,602,751,339)						4,909,701,563
Other Assets and Liabilities – Net(g) 0.13%						6,447,322
Net Assets 100.00%						$4,916,148,885

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CR	Custodian Receipt.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2021, the total value of Rule 144A securities was $1,240,966,478, which represents 25.20% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities - Net include net unrealized depreciation on futures contracts as follows:

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Open Futures Contracts at December 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. Long Bond	March 2022	278	Short	$(44,338,279)	$(44,601,625)	$(263,346)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$698,419,622	$10,465,200	$708,884,822
Education	–	289,204,459	41,082	289,245,541
Other Revenue	–	349,080,443	2,301,508	351,381,951
Special Tax	–	278,266,887	763,304	279,030,191
Remaining Industries	–	3,247,139,058	–	3,247,139,058

Short-Term Investments
Variable Rate Demand Notes	–	34,020,000	–	34,020,000
Total	$–	$4,896,130,469	$13,571,094	$4,909,701,563
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(263,346)	–	–	(263,346)
Total	$(263,346)	$–	$–	$(263,346)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.41%

MUNICIPAL BONDS 96.41%

Corporate-Backed 18.75%
Allegheny Co IDA - US Steel	4.875%		11/1/2024	BB-	$2,000	$2,174,379
Allegheny Co IDA - US Steel	5.125%		5/1/2030	BB-	7,455	8,979,466
Bucks Cnty IDA- Waste Mgmt AMT	2.75%	#(a)	12/1/2022	A-	1,000	1,019,995
CA Muni Fin - United Airlines AMT	4.00%		7/15/2029	B+	15,290	17,556,114
CA Muni Fin - Waste Mgmt AMT	0.70%	#(a)	12/1/2044	A-	2,500	2,509,483
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	1,400	1,444,062
Calhoun Co IDA - Max Midstream AMT†	3.625%		7/1/2026	NR	2,500	2,623,988
Downtown Doral CDD†	3.875%		12/15/2023	NR	105	108,024
Downtown Doral CDD†	4.25%		12/15/2028	NR	250	271,262
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR	3,065	3,246,989
FL DFC - Waste Pro AMT†	5.00%	#(a)	8/1/2029	NR	2,170	2,207,251
Fort Bend IDC - NRG Energy	4.75%		5/1/2038	Baa2	535	551,846
Greater Orlando Aviation - Jet Blue	5.00%		11/15/2026	NR	100	104,781
Gulf Coast TX - Waste Mgmt AMT	1.50%	#(a)	5/1/2028	A-	1,750	1,754,204
Hoover IDA - US Steel AMT	6.375%	#(a)	11/1/2050	BB-	2,000	2,560,958
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+	2,640	2,685,846
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	BB-	9,535	10,244,385
IN Fin Auth - OVEC	2.50%		11/1/2030	Ba1	1,500	1,533,719
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	2,450	2,612,896
IN Fin Auth - OVEC	3.00%		11/1/2030	Ba1	500	533,244
IN Fin Auth - US Steel	4.125%		12/1/2026	BB-	3,730	4,093,257
LA Env Facs - Entergy	2.00%		6/1/2030	A	1,250	1,264,851
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	8,255	9,056,281
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	550	567,666
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	5,980	6,251,424
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	425	447,536
Lake Charles Harbor & Terminal District AMT	1.00%	#(a)	12/1/2051	A3	7,000	7,000,088
Love Field Arpt - Southwest Airlines	5.00%		11/1/2022	Baa1	285	295,932
Love Field Arpt - Southwest Airlines	5.00%		11/1/2028	Baa1	400	415,217
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	950	1,010,946
Matagorda Co Nav Dist - AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	500	599,983
MI Strategic Fund - GPK AMT	4.00%	#(a)	10/1/2061	BB	2,760	3,079,961

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-		$5,775	$6,073,555
MSR Energy Auth - Citi	6.125%		11/1/2029	BBB+		2,440	3,035,147
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-		2,835	2,990,148
NH Bus Fin Auth- United Illuminating	2.80%	#(a)	10/1/2033	A-		1,000	1,033,436
NH Fin Auth - Casella Waste†	2.95%	#(a)	4/1/2029	B		2,300	2,456,196
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B1		1,525	1,584,018
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1		4,100	4,237,760
NJ EDA - Continental Airlines	5.125%		9/15/2023	Ba3		4,100	4,244,454
NJ EDA - Continental Airlines	5.25%		9/15/2029	Ba3		1,750	1,809,958
NJ EDA - Goethals Brdg AMT	5.25%		1/1/2025	A2		565	622,200
NTL Fin Auth - Waste Mgmt AMT	2.15%	#(a)	7/1/2027	A-		3,160	3,262,562
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B		3,500	3,619,096
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B		1,500	1,596,743
NY Env Facs - Casella Waste AMT†	3.125%	#(a)	12/1/2044	B		3,000	3,191,321
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		5,125	5,702,369
NY Liberty Dev Corp - 4 WTC	1.45%		11/15/2029	A		2,500	2,478,852
NY Trans Dev Corp - American Airlines AMT	2.25%		8/1/2026	B	(b)	3,350	3,474,220
NY Trans Dev Corp - American Airlines AMT	3.00%		8/1/2031	B	(b)	8,145	8,881,167
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-		1,000	1,009,309
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		4,895	5,857,105
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-		3,190	4,025,856
NYC IDA - TRIPS	5.00%		7/1/2022	BBB+		1,050	1,071,309
NYC IDA - TRIPS	5.00%		7/1/2028	BBB+		1,000	1,019,138
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+		2,500	2,629,692
OH Air Dev Auth - OVEC	1.50%	#(a)	2/1/2026	Ba1		1,200	1,212,765
OH Air Dev Auth - OVEC	2.875%		2/1/2026	Ba1		700	736,059
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Ba1		2,750	2,982,426
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR		345	381,957
PA EDA - Consol Energy AMT†	9.00%	#(a)	4/1/2051	CCC		2,375	2,919,790
Parish of St James - Nustar Logistics†	6.10%	#(a)	6/1/2038	BB-		2,860	3,773,694
Phenix City - Meadwestvaco AMT	4.125%		5/15/2035	BBB		2,500	2,556,080
Polk Co IDA - Mineral Development†	5.875%		1/1/2033	NR		1,375	1,722,285

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Corporate-Backed (continued)
Port Beaumont Nav Dis - Jefferson Rail AMT†	3.625%		1/1/2035	NR	$6,730	$6,927,307
Port Beaumont Nav Dis - Jefferson Rail AMT†	1.875%		1/1/2026	NR	2,210	2,216,355
Port Beaumont Nav Dis - Jefferson Rail AMT†	2.00%		1/1/2027	NR	1,050	1,052,697
Port Beaumont Nav Dis - Jefferson Rail AMT†	2.125%		1/1/2028	NR	575	576,349
Port Beaumont Nav Dis - Jefferson Rail AMT†	2.25%		1/1/2029	NR	800	800,679
Port Beaumont Nav Dis - Jefferson Rail AMT†	2.50%		1/1/2030	NR	800	801,352
Port Beaumont Nav Dis - Jefferson Rail AMT†	2.625%		1/1/2031	NR	1,200	1,203,795
Port Seattle Dev Corp - Delta Airlines AMT	5.00%		4/1/2030	BB	3,500	3,676,105
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB	3,500	3,676,173
Sky Harbour Capital Aviation AMT	4.00%		7/1/2036	NR	5,585	5,809,824
St Charles Parish - Valero Energy	4.00%	#(a)	12/1/2040	BBB	550	558,131
St James Parish - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	4,125	4,695,360
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	5,137	5,446,111
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	150	158,337
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	115	127,967
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB	750	778,883
Whiting Env Facs - BP AMT	5.00%	#(a)	11/1/2045	A2	1,170	1,215,272
WI PFA - American Dream†	5.00%		12/1/2027	NR	1,275	1,301,732
WI PFA - American Dream†	6.50%		12/1/2037	NR	2,000	2,161,269
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB	2,345	2,609,554
WI PFA - Celanese AMT	5.00%		1/1/2024	BBB	1,500	1,621,746
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB	2,490	2,871,841
WI PFA - TRIPS	5.00%		7/1/2022	BBB+	95	96,814
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	1,075	1,094,060
WI PFA- TRIPS AMT	5.00%		7/1/2022	BBB+	90	90,760
Total						242,565,174

Education 3.67%
AZ Edu Fac - Odyssey Prep†	4.00%		7/1/2029	BB-	465	507,319
AZ IDA - Academy of Math & Science Proj†	5.00%		7/1/2029	BB	1,500	1,728,943
CA Muni Fin - Julian Chtr Sch†	5.00%		3/1/2025	B+	570	587,419

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
CA Muni Fin Auth- William Jessup U	5.00%	8/1/2024	NR		$835	$892,338
CA Muni Fin Auth- William Jessup U	5.00%	8/1/2027	NR		100	112,213
Cap Trust Agy - Renaissance Chtr Sch†	4.00%	6/15/2029	NR		965	1,029,329
Cap Trust Ed Facs - Advantage Charter Scho	4.00%	12/15/2024	Baa3		325	343,762
Cap Trust Ed Facs - Advantage Charter Scho	5.00%	12/15/2029	Baa3		400	458,825
Chester Co Hlth & Ed - Immaculata Univ	4.25%	11/1/2032	BB-	(b)	1,600	1,506,914
Chester Co Hlth &Ed - Immaculata Univ	5.00%	11/1/2022	BB-	(b)	630	635,130
Chicago Brd Ed	5.00%	12/1/2022	BB		1,500	1,561,985
Clifton Higher Ed - Intl Ldrshp Sch	4.625%	8/15/2025	NR		2,565	2,759,419
CT Ed Facs - Univ of Hartford	5.00%	7/1/2029	BBB-		925	1,141,575
FL HI Ed - Jacksonville Univ†	4.50%	6/1/2033	NR		4,035	4,663,262
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2027	BB+		2,250	2,485,407
Gloucester Co Impt Auth - Rowan University	0.60%	3/1/2024	NR		600	600,048
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2023	Baa3		500	536,763
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2024	Baa3		500	556,523
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2025	Baa3		600	689,731
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2026	Baa3		750	887,705
MA DFA - Emerson Clg	5.00%	1/1/2024	BBB+		500	543,864
Maricopa Co IDA - Ottawa Univ†	5.00%	10/1/2026	NR		300	322,042
Maricopa Co IDA - Ottawa Univ†	5.125%	10/1/2030	NR		425	488,908
Marietta Dev Auth - Life Univ†	5.00%	11/1/2027	Ba3		2,000	2,218,376
Multnomah Co Hsp - Mirabella	5.00%	10/1/2024	NR		130	137,537
New Hope Cultural Education Facilities Finance Cor†	4.00%	8/15/2023	BB+		700	730,195
New Hope Cultural Education Facilities Finance Cor†	4.00%	8/15/2025	BB+		1,280	1,390,727
New Hope Cultural Education Facilities Finance Cor†	4.00%	8/15/2027	BB+		1,040	1,160,455
New Hope Cultural Education Facilities Finance Cor†	4.00%	8/15/2029	BB+		1,345	1,524,937
NY Dorm - Pace Univ	4.00%	5/1/2022	BBB-		245	247,808
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(b)	100	109,086
NY Dorm - Yeshiva Univ	4.00%	11/1/2025	B2		175	175,219
NY Dorm - Yeshiva Univ	4.00%	11/1/2026	B2		165	165,191
NY Dorm - Yeshiva Univ	5.00%	9/1/2028	BBB-		595	596,026

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2028	AA	$850	$1,050,727
NYC IDA - Yankee Stadium (FGIC)	7.112% (CPI Based	)#	3/1/2027	Baa1	2,500	2,787,552	(c)
OH HI Ed - Dayton Univ (AMBAC)	3.72% (CPI Based	)#	12/1/2022	A+	2,365	2,433,630
PA Higher Ed - Assistance Agny	5.00%		6/1/2027	A1	1,600	1,904,533
PA Higher Ed -Assistance Agny	5.00%		6/1/2029	A1	1,165	1,439,404
Pima IDA - American Leadership Acad†	4.00%		6/15/2022	NR	480	487,969
VT Edu Loan Rev AMT	3.75%		6/15/2028	A	1,305	1,380,406
VT Edu Loan Rev AMT	4.00%		6/15/2029	A	1,525	1,620,402
VT Edu Loan Rev AMT	4.00%		6/15/2030	A	875	924,291
Total						47,523,895

Energy 0.75%
KY Public Energy Auth - BP	4.00%	#(a)	12/1/2050	A2	2,350	2,657,151
PEFA Gas - Goldman Sachs	5.00%	#(a)	9/1/2049	A3	6,065	7,091,254
Total						9,748,405

Financial Services 0.17%
MA Ed Fin Auth AMT	5.00%		7/1/2025	AA	2,000	2,261,880

General Obligation 12.50%
Academical Village CCD	3.25%		5/1/2031	NR	765	805,220
Academical Village CDD	2.875%		5/1/2025	NR	1,200	1,225,043
Arlington Heights GO	4.00%		12/1/2028	Aa1	1,000	1,199,844
Arlington ISD - Brooks Academies	4.00%		6/15/2031	NR	3,360	3,476,195
Atlantic City GO (BAM)	5.00%		3/1/2022	AA	245	246,758
Chicago Board of Education	5.00%		12/1/2030	BB	870	1,100,373
Chicago Brd Ed	Zero Coupon		12/1/2025	BB	1,000	954,430
Chicago Brd Ed	4.00%		12/1/2022	BB	1,290	1,331,627
Chicago Brd Ed	4.00%		12/1/2022	BB	1,175	1,212,916
Chicago Brd Ed	4.00%		12/1/2027	BB	2,250	2,587,267
Chicago Brd Ed	5.00%		12/1/2027	BB	1,250	1,508,121
Chicago Brd Ed	5.00%		12/1/2029	BB	1,525	1,902,289
Chicago Brd Ed	5.00%		12/1/2030	BB	1,195	1,489,922
Chicago Brd Ed	5.00%		12/1/2030	BB	3,780	4,511,853
Chicago Brd Ed	5.00%		12/1/2031	BB	3,975	5,017,930
Chicago Brd Ed	5.00%		12/1/2033	BB	1,500	1,886,480
Chicago Brd Ed	5.00%		12/1/2034	BB	6,325	7,658,186
Chicago Brd Ed†	6.75%		12/1/2030	BB	2,000	2,616,080

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago Brd Ed	7.00%	12/1/2026	BB		$100	$123,157
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA		1,000	1,222,859
Chicago Brd Ed (AGM)	5.00%	12/1/2029	AA		1,415	1,757,794
Chicago GO	4.00%	1/1/2022	BBB+		205	205,000
Chicago GO	5.00%	1/1/2024	BBB+		2,930	3,178,821
Chicago GO	5.00%	1/1/2024	BBB+		1,415	1,416,140
Chicago GO	5.00%	1/1/2026	BBB+		6,515	7,504,259
Chicago GO	5.00%	1/1/2027	BBB+		1,170	1,380,314
Chicago GO	5.25%	1/1/2022	BBB+		1,330	1,330,000
Chicago GO	5.25%	1/1/2028	BBB+		1,000	1,129,966
Chicago GO	5.50%	1/1/2030	BBB+		1,685	1,917,486
Chicago GO (NPFGC)(FGIC)	Zero Coupon	1/1/2031	BBB+		2,335	1,959,433
City of Chicago IL	5.00%	1/1/2027	BBB+		3,935	4,642,338
Cook Co GO	5.00%	11/15/2022	A+		335	348,777
Coralville GO	4.50%	6/1/2032	BB+		1,215	1,266,959
Coralville GO	5.00%	5/1/2030	A-	(b)	1,130	1,255,796	(c)
Daviess Co Sch Dist	5.00%	12/1/2028	A1		1,310	1,639,175
IL State GO	3.50%	6/1/2031	BBB		1,305	1,412,012
IL State GO	5.00%	10/1/2024	BBB		3,000	3,354,454
IL State GO	5.00%	11/1/2025	BBB		2,000	2,312,240
IL State GO	5.00%	11/1/2026	BBB		5,000	5,935,641
IL State GO	5.00%	12/1/2026	BBB		3,000	3,567,834
IL State GO	5.00%	3/1/2028	BBB		1,500	1,827,901
IL State GO	5.00%	11/1/2028	BBB		2,935	3,534,925
IL State GO	5.00%	3/1/2029	BBB		1,670	1,681,859
IL State GO	5.00%	11/1/2029	BBB		3,345	4,020,438
IL State GO	5.375%	5/1/2023	BBB		1,700	1,811,184
IL State GO	5.50%	5/1/2030	BBB		13,680	17,898,764
New Haven GO	5.00%	8/1/2025	BBB+		580	668,315
NJ State GO	2.00%	6/1/2026	A3		6,040	6,339,447
NJ State GO	5.00%	6/1/2026	A3		5,000	5,914,553
NYC GO	5.00%	8/1/2034	AA		2,000	2,600,855
Philadelphia Sch Dist	5.00%	9/1/2025	A1		200	231,005
PR Comwlth GO(d)	4.00%	7/1/2021	NR		920	833,750
PR Comwlth GO(d)	5.25%	7/1/2024	NR		4,915	4,755,263
PR Comwlth GO(d)	5.50%	7/1/2017	NR		110	109,725
PR Comwlth GO(d)	5.50%	7/1/2019	NR		265	264,338
PR Comwlth GO(d)	5.75%	7/1/2028	NR		5,000	4,737,500

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)
PR Comwlth GO(d)	8.00%		7/1/2035	NR		$9,400	$8,366,000
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	NR		300	300,453
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2		2,325	2,399,066
PR Pub Bldg Auth (NPFGC)(FGIC) GTD	6.00%		7/1/2023	Baa2		1,500	1,561,580
VT EDA - Casella Waste AMT†	4.625%	#(a)	4/1/2036	B		1,900	2,216,986
Total							161,664,896

Health Care 9.24%
Antelope Valley Hlth	5.25%		3/1/2036	BBB		300	336,468
AR DFA - CARTI Proj	3.00%		7/1/2032	NR		970	981,069
Atlanta Dev Auth - Georgia Proton	6.00%		1/1/2023	NR		1,045	824,938
Atlantic Beach Hlth Facs - Fleet Landing	3.00%		11/15/2023	BBB	(b)	1,000	1,004,353
Berks Co IDA - Tower Hlth	5.00%		11/1/2023	BB-		2,945	3,116,444
Berks Co IDA - Tower Hlth	5.00%		2/1/2032	BB-		850	1,051,417
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-		8,710	10,309,345
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR		80	79,835
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2025	BB+		1,075	1,210,644
CA Stwde - Daughters of Charity	5.50%		7/1/2022	NR		19	18,377
CA Stwde - Daughters of Charity	5.75%		7/1/2024	NR		119	114,637
CA Stwde - Loma Linda Univ Med†	5.00%		12/1/2031	BB-		1,000	1,159,432
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-		1,200	1,369,291
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-		1,070	1,278,657
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2028	BB-		885	1,093,125
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2029	BB-		1,000	1,165,051
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2041	BB-		1,315	1,514,458
CA Stwde - Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-		2,500	2,821,537
City of Oroville- Oroville Hsp	5.00%		4/1/2026	B+		1,255	1,397,422
City of Oroville- Oroville Hsp	5.00%		4/1/2029	B+		900	1,046,527
Colorado Health Facilities Authority	2.125%		5/15/2028	NR		1,750	1,756,906
Colorado Health Facilities Authority	2.625%		5/15/2029	NR		2,250	2,258,826
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2032	BB+		740	906,635
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2023	BBB-		1,500	1,572,684
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2028	BBB-		500	594,018
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2030	BBB-		1,900	2,245,919
Dev Auth of Floyd Cnty - Spires at Berry	5.50%		12/1/2028	NR		1,000	1,005,272
Duluth EDA - Benedictine Health	3.00%		7/1/2023	NR		415	425,016
Duluth EDA - Benedictine Health	3.00%		7/1/2025	NR		400	418,249
Duluth EDA - Benedictine Health	3.00%		7/1/2026	NR		360	378,878

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Duluth EDA - Benedictine Health	4.00%		7/1/2031	NR		$1,625	$1,771,553
Franklin Co IDA - Menno-Haven	5.00%		12/1/2026	NR		500	570,540
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.375%		1/1/2033	NR		2,000	2,223,265
Fulton Co - Canterbury Court†	3.00%		4/1/2024	NR		1,550	1,581,138
Fulton Co Med Ctr	4.00%		7/1/2028	NR		3,755	3,980,226
Glendale IDA - Beatitudes	4.00%		11/15/2027	NR		385	409,468
Glendale IDA - Beatitudes	5.00%		11/15/2023	NR		1,715	1,804,756
Guadalupe Co - Seguin City Hospital	4.00%		12/1/2026	BB		410	437,699
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2022	BB		250	258,289
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,364,352
ID HFA - Madison Mem Hosp	5.00%		9/1/2023	BB+		1,795	1,909,597
ID HFA - Madison Mem Hosp	5.00%		9/1/2029	BB+		710	819,261
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(b)	100	108,456
IL Fin Auth - Three Crowns Park	3.25%		2/15/2022	NR		130	130,277
Jefferson Co - Samaritan Med Ctr	5.00%		11/1/2025	BB		1,305	1,477,891
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		90	95,301
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB-	(b)	800	810,045
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2028	BB-	(b)	1,135	1,307,352
KY EDFA - CommonSpirit	5.00%		8/1/2030	A-		1,960	2,494,477
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2024	BB+	(b)	1,895	2,055,359
MA DFA - Ascentria Care†	5.00%		7/1/2031	NR		4,880	5,559,992
MA Hlth & Edu Facs - Trinity Hlth	0.925% (3 Mo. LIBOR * .67 + .82%	)#	11/15/2032	AA-		1,520	1,554,722
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2022	Ba1		250	250,350
Montgomery Co IDA - Trinity Health	0.935% (3 Mo. LIBOR * .67 + .83%	)#	11/15/2034	AA-		480	482,789
Muskingum Co Hsp - Genesis Hlthcare	4.00%		2/15/2023	BB+		1,500	1,547,552
Nat Fin Auth - Ascentria Care†	5.00%		7/1/2031	NR		1,880	2,131,181
New Hope Cultural - Wesleyan Homes	3.00%		1/1/2024	NR		155	155,178
New Hope Cultural - Wesleyan Homes	4.00%		1/1/2029	NR		470	483,580
New York State Dormitory Authority	5.00%		8/1/2029	BBB-		4,390	5,403,464
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BBB-		810	812,591
Norfolk Redev &Hsg Auth - Harbor’s Edge	4.00%		1/1/2025	NR		1,650	1,650,797
NY Dorm - Mem Sloan Kettering	5.00%		7/1/2027	AA-		2,215	2,724,499
NY Dorm - Montefiore	5.00%		9/1/2028	BBB-		470	582,824
NY Dorm - Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		500	520,950

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		$200	$208,380
OK DFA - OU Med	5.00%	8/15/2029	Baa3		475	584,111
OU MedOK DFA OK DFA - OU Med	5.00%	8/15/2024	Baa3		1,400	1,550,749
Palomar Health†	5.00%	11/1/2027	BBB		3,000	3,523,039
Palomar Health	5.00%	8/1/2029	A2		775	898,130
Palomar Health	5.00%	11/1/2031	BBB		750	877,218
Palomar Hlth	5.00%	11/1/2028	BBB		1,000	1,181,711
Palomar Hlth	5.00%	11/1/2036	BBB		1,500	1,749,095
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2023	BBB		1,000	1,067,988
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2029	BBB		4,255	5,136,220
Roanoke Co EDA - Richfield Living II	4.30%	9/1/2030	NR		770	717,037
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2022	NR		700	723,416
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2023	NR		740	790,823
SC Kiawah Life Plan Village†	8.75%	7/1/2025	NR		2,500	2,586,453
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB-	(b)	100	103,325
SE Port Auth - Memorial Hlth	5.00%	12/1/2023	BB-	(b)	100	106,629
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB-	(b)	1,000	1,090,703
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2023	BBB-	(b)	230	247,478
Wesley Enhanced Living & Sub Organizations	5.00%	7/1/2031	BB	(b)	200	226,825
WI Hlth & Ed - American Baptist	3.50%	8/1/2022	NR		140	140,416
WI Hlth & Ed - American Baptist	4.375%	8/1/2027	NR		225	239,033
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2026	NR		355	402,169
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2027	NR		375	431,879
WI PFA - Bancroft Neuro†	5.00%	6/1/2026	NR		470	521,859
WI PFA - Carson Valley Med Center	3.00%	12/1/2026	BB+		250	267,231
WI PFA - Carson Valley Med Center	4.00%	12/1/2031	BB+		1,050	1,253,557
Total						119,550,675

Housing 1.64%
CA HFA - MFH	4.00%	3/20/2033	NR		824	949,327
Ca Stwde - Lancer Student Hsg†	3.00%	6/1/2029	NR		750	793,231
Chicago GO	5.00%	1/1/2023	BBB+		2,000	2,093,592
CSCDA Community Improvement Authority†	2.65%	12/1/2046	NR		2,500	2,289,380
Farmville IDA - Longwood Univ Hsg	5.00%	1/1/2031	BBB-		2,390	2,864,282
MN HFA	3.00%	1/1/2051	AA+		1,220	1,311,176
Montgomery Co Hsg	4.00%	7/1/2048	Aa2		495	532,747
NC State Hsg Fin Agy	4.00%	7/1/2047	AA+		490	527,766

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing (continued)
NJ Hsg and Mtg Fin Auth	4.50%		10/1/2048	AA	$955	$1,062,235
NYC HDC	0.95%		5/1/2027	AA+	1,610	1,591,849
NYC HDC	1.00%		11/1/2027	AA+	1,000	986,908
NYC HDC	1.45%		11/1/2029	AA+	1,080	1,075,225
NYC HDC	2.85%		11/1/2031	AA+	1,285	1,350,708
NYS HFA L-1	1.45%		5/1/2029	Aa2	1,560	1,564,915
NYS HFA L-2	1.25%		11/1/2028	Aa2	775	772,455
PA Hsg Fin Auth AMT	4.00%		4/1/2039	AA+	430	450,709
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2026	Baa3	890	1,040,857
Total						21,257,362

Lease Obligations 4.44%
Aviation Station North Met Dist	4.00%		12/1/2029	NR	500	530,172
CA State GO	5.00%		12/1/2027	Aa2	3,125	3,892,304
Coralville COPs	4.00%		6/1/2031	BB	4,485	4,612,807
IL Sports Facs	5.00%		6/15/2030	BB+	1,500	1,872,933
IL Sports Facs	5.00%		6/15/2031	BB+	575	729,797
IL Sports Facs	5.00%		6/15/2032	BB+	480	607,465
IL Sports Facs (BAM)	5.00%		6/15/2028	AA	1,100	1,361,507
IL Sports Facs (BAM)	5.00%		6/15/2029	AA	1,000	1,264,374
KY Ppty & Bldgs Commn - Proj #112	5.00%		11/1/2024	A1	1,000	1,128,035
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon		6/15/2028	BBB+	1,345	1,210,417
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	5.50%		6/15/2029	BBB+	2,015	2,368,896
NJ EDA - Sch Facs	1.35% (MUNIPSA * 1 + 1.25%	)#	9/1/2025	Baa1	2,280	2,310,789
NJ EDA - Sch Facs	1.65% (MUNIPSA * 1 + 1.55%	)#	9/1/2027	Baa1	530	535,799
NJ EDA - Sch Facs	5.00%		3/1/2023	Baa1	2,005	2,111,662
NJ EDA - Sch Facs	5.00%		6/15/2023	Baa1	3,455	3,682,661
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1	1,780	2,038,326
NJ EDA - Sch Facs	5.00%		3/1/2030	Baa1	3,000	3,154,695
NJ Trans Trust Fund	4.00%		12/15/2031	Baa1	4,110	4,820,988
NJ Trans Trust Fund	5.00%		12/15/2023	Baa1	1,000	1,088,540
NJ Trans Trust Fund	5.00%		12/15/2026	Baa1	3,510	4,205,883
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon		12/15/2031	Baa1	1,110	924,095
NYC Eductnl Const	5.00%		4/1/2027	AA-	3,865	4,703,677
PA COPS	5.00%		7/1/2024	A	300	331,757

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
PR Pub Bldg Auth(d)	5.50%	7/1/2023	NR	$55	$59,950
PR Pub Bldg Auth(d)	5.50%	7/1/2027	NR	245	273,175
San Diego Cap Grant - Mid-Coast Corridor	1.80%	11/15/2027	A-	3,525	3,679,244
Santa Barabra COPs AMT	5.00%	12/1/2027	AA	2,095	2,561,889
Santa Barbara COPs AMT	5.00%	12/1/2028	AA	1,125	1,405,996
Total					57,467,833

Other Revenue 6.84%
Arlington Hi Ed Fin Corp - Newman Intl Acad	4.00%	8/15/2031	NR	360	385,459
Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%	8/15/2026	NR	1,655	1,750,312
AZ IDA - Academy of Math & Science†	4.00%	7/1/2029	BB	400	439,046
AZ IDA - Basis Schools†	5.00%	7/1/2026	BB	500	548,066
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2027	Ba1	2,100	2,525,978
Build NYC Res Corp - Hellenic Charter†	4.00%	12/1/2031	NR	700	775,969
Build NYC Res Corp - Shefa School†	2.50%	6/15/2031	NR	700	698,824
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2025	BBB-	150	170,614
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2026	BBB-	150	175,299
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2027	BBB-	160	191,438
Cap Trust Agy - Edu Growth Chtr Sch†	3.375%	7/1/2031	NR	7,040	7,540,730
Cap Trust Agy - Franklin Academy†	4.00%	12/15/2023	NR	370	386,084
Cap Trust Agy - Franklin Academy†	4.00%	12/15/2024	NR	385	408,405
Cap Trust Agy - Franklin Academy†	4.00%	12/15/2025	NR	300	322,425
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2026	NR	300	336,582
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2027	NR	660	736,551
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2028	NR	690	765,949
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2029	NR	730	806,719
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2035	NR	2,165	2,359,585
Chester Co IDA - Collegium Charter Sch	3.70%	10/15/2022	BB	345	350,781
Cleveland Co Port Auth - Playhouse Sq	5.00%	12/1/2028	BB+	1,610	1,809,035
Clifton Higher Ed - Intl Ldrshp Sch	5.25%	8/15/2026	NR	1,600	1,833,377
Clifton Higher Ed - Intl Ldrshp Sch	5.25%	8/15/2028	NR	3,040	3,459,068
FL DFC - FL Charter Foundation†	4.00%	7/15/2026	NR	560	583,378
FL DFC - Renaissance Chtr Sch†	5.00%	6/15/2025	NR	225	240,967
FL DFC - Renaissance Chtr Sch 2020†	4.00%	9/15/2030	NR	470	510,068
Florence Twn IDA - Legacy Trad Sch	5.00%	7/1/2023	BB+	90	93,979
GA World Congress - Convention Ctr Hotel†	3.625%	1/1/2031	NR	2,250	2,452,749

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)
Houston Hi Ed - Cosmos Fndtn	4.00%		2/15/2022	BBB	$135	$135,590
IL Fin Auth - Acero Charter†	4.00%		10/1/2028	BB+	580	650,861
IL Fin Auth - Acero Charter†	4.00%		10/1/2030	BB+	625	710,809
IL Fin Auth - Acero Charter†	4.00%		10/1/2031	BB+	985	1,129,443
IL Fin Auth - Acero Charter†	4.00%		10/1/2032	BB+	680	777,166
Jefferson Parish Econ Dev Dist - Kenner†	4.80%		6/15/2029	NR	2,500	2,771,908
KY Public Energy Auth - Peak Energy	4.00%	#(a)	2/1/2050	A1	8,375	9,702,958
Lowndes Co Poll Ctl - Weyerhaeuser	6.80%		4/1/2022	BBB	3,320	3,370,830
Main St Nat Gas - Macquarie	5.00%		5/15/2026	A3	1,000	1,169,582
Main St Nat Gas - Ml	5.00%		3/15/2022	A2	1,050	1,059,849
Maricopa Co IDA - Legacy Schools†	4.00%		7/1/2029	BB+	500	564,482
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2031	NR	1,500	900,000
New Brunswick Parking (BAM) GTD	5.00%		9/1/2028	AA	1,280	1,525,383
Phoenix IDA - GreatHearts Academy	2.95%		7/1/2026	BBB-	1,615	1,680,826
Pima Co IDA - Edkey Chtr Sch†	3.50%		7/1/2025	NR	1,000	1,030,875
Salt Verde Fin Corp - Citi	5.25%		12/1/2023	A3	235	255,073
UT Charter Sch - Freedom Academy†	3.25%		6/15/2031	NR	540	561,867
UT Charter Sch - Freedom Academy†	4.50%		6/15/2027	NR	2,800	2,996,184
WA State Convention Ctr Pub Facs	3.00%		7/1/2031	Baa3	2,395	2,618,147
WA State Convention Ctr Pub Facs	4.00%		7/1/2030	Baa3	925	1,095,443
WA State Convention Ctr Pub Facs	5.00%		7/1/2032	Baa3	1,540	1,965,667
WA State Convention Ctr Pub Facs	5.00%		7/1/2033	Baa3	1,710	2,180,235
WA State Convention Ctr Pub Facs	5.00%		7/1/2034	Baa3	550	699,868
WA State Convention Ctr Pub Facs	5.00%		7/1/2035	Baa3	2,665	3,382,546
Washington St Convention Ctr Pub Facs	4.00%		7/1/2031	NR	11,085	12,866,707
Total						88,459,736

Pre-Refunded 0.11%
Greater Orlando Aviation Authority AMT	5.00%		10/1/2024	NR	785	880,887
Greater Orlando Aviation Authority AMT	5.00%		10/1/2024	A	465	519,904
Total						1,400,791

Special Tax 4.28%
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	2,000	2,310,342
Allentown Neighborhood Impt†	5.00%		5/1/2033	Ba3	1,750	2,057,798
Allentown Neighborhood Impt - City Center†	5.00%		5/1/2022	Ba3	555	562,227
Allentown Neighborhood Impt - City Center†	5.00%		5/1/2023	Ba3	130	136,588
Allentown Neighborhood Impt - City Center†	5.00%		5/1/2028	NR	1,630	1,931,898

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Allentown Neighborhood Impt - Wtrfrnt Proj†	6.00%		5/1/2042	NR	$980	$1,220,266
Atlanta Urban Dev Agency- Atlanta Beltline†	2.375%		7/1/2026	NR	830	851,589
Atlanta Urban Dev Agency- Atlanta Beltline†	2.875%		7/1/2031	NR	965	994,983
Berkeley Co - Nexton Imp Dist	4.00%		11/1/2030	NR	425	480,137
Brighton Crossing Met Dist #6	5.00%		12/1/2035	NR	525	582,424
Celebration Pointe CDD†	4.00%		5/1/2022	NR	90	90,689
Celebration Pointe Community Development District	2.375%		5/1/2026	NR	300	302,410
Celebration Pointe Community Development District	3.00%		5/1/2031	NR	500	508,060
CO Rocky Mtn Rail Park Met Dist†	5.00%		12/1/2031	NR	1,500	1,622,203
Fitzsimons Village Metropolitan District No 3	4.00%		12/1/2026	NR	800	820,783
MD Special Tax - Brunswick Crossing	3.00%		7/1/2024	NR	685	704,980
MD Special Tax - Brunswick Crossing	4.00%		7/1/2029	NR	1,225	1,402,172
MIDA Mount Village PID†	4.00%		8/1/2025	NR	1,000	1,068,268
MIDA Mount Village PID†	4.00%		8/1/2027	NR	1,385	1,507,841
MIDA Mount Village PID†	4.00%		8/1/2029	NR	1,000	1,096,331
MIDA Mount Village PID†	4.00%		8/1/2031	NR	1,000	1,098,056
North Las Vegas Special Improv Dist - Vall	3.50%		6/1/2023	NR	100	102,941
North Las Vegas Special Improv Dist - Vall	3.50%		6/1/2024	NR	115	120,579
North Las Vegas Special Improv Dist - Vall	3.75%		6/1/2025	NR	150	160,920
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	200	202,400
Nthrn Palm Bch Co Impt Dist	5.00%		8/1/2037	NR	750	856,218
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2030	AA	1,350	1,740,220
NYC IDA - Yankee Stadium (FGIC)	7.092% (CPI Based	)#	3/1/2025	Baa1	1,585	1,713,701	(c)
NYC IDA - Yankee Stadium (FGIC)	7.102% (CPI Based	)#	3/1/2026	Baa1	1,350	1,484,930	(c)
Peninsula Town Center†	4.00%		9/1/2023	NR	140	142,358
Peninsula Town Center†	4.50%		9/1/2028	NR	680	730,497
Rampart Range Met Dist	4.00%		12/1/2036	NR	1,600	1,662,230
River Islands PFA - CFD 2003	5.375%		9/1/2031	NR	1,000	1,045,628
Scranton RDA GTD	5.00%		11/15/2028	BB+	255	260,974
SF Spl Tax - Mission Rock Dist†	4.00%		9/1/2026	NR	100	109,783
SF Spl Tax - Mission Rock Dist†	4.00%		9/1/2031	NR	625	724,133

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
St Louis IDA - Ballpark Vlg	3.875%	11/15/2029	NR	$1,170	$1,159,392
St. Charles - Noah’s Ark CID	3.00%	5/1/2023	NR	300	304,490
St. Charles - Noah’s Ark CID	3.00%	5/1/2025	NR	450	462,349
St. Charles - Noah’s Ark CID	3.00%	5/1/2026	NR	275	283,335
Tahoe Douglas Visitors Auth	4.00%	7/1/2027	NR	650	721,563
Tahoe Douglas Visitors Auth	5.00%	7/1/2030	NR	2,755	3,317,778
Village CDD #12†	3.25%	5/1/2023	NR	320	325,964
Village CDD #12	3.25%	5/1/2026	NR	2,390	2,505,229
Village CDD #13	1.80%	5/1/2026	NR	600	603,991
Village CDD #13	2.55%	5/1/2031	NR	750	761,901
Village CDD #13†	2.625%	5/1/2030	NR	1,500	1,569,525
Village CDD #13	3.55%	5/1/2039	NR	4,260	4,580,363
Village Met Dist - Avon	4.15%	12/1/2030	NR	3,695	4,079,900
West Villages Unit #7	4.00%	5/1/2024	NR	545	560,215
West Villages Unit #7	4.25%	5/1/2029	NR	940	1,025,790
Westerly Met Dist - Weld Co	4.125%	12/1/2031	NR	600	645,535
Total					55,314,877

Tax Revenue 3.01%
American Samoa GO†	6.50%	9/1/2028	Ba3	1,000	1,217,993
Casino Reinv Dev Auth	5.00%	11/1/2022	Baa2	350	361,119
City of Sacramento - TOT Revs	5.00%	6/1/2023	A2	525	556,100
City of Sacramento - TOT Revs	5.00%	6/1/2024	A2	425	466,745
City of Sacramento - TOT Revs	5.00%	6/1/2025	A2	495	561,832
City of Sacramento - TOT Revs	5.00%	6/1/2026	A2	500	583,173
City of Sacramento - TOT Revs	5.00%	6/1/2027	A2	1,535	1,836,018
DE Valley Regional Fin Auth	2.00%	10/1/2029	A+	1,875	1,965,587
Floyd Co Dev - Spires Berry College	5.75%	12/1/2033	NR	1,500	1,501,894
Guam - Business Privilege Tax	5.00%	1/1/2028	Ba1	250	301,632
Guam - Business Privilege Tax	5.00%	1/1/2030	Ba1	750	935,583
Met Pier & Expo Auth - Mccormick Place(e)	3.00%	6/15/2024	BBB+	1,000	1,040,638
Met Pier & Expo Auth - Mccormick Place(e)	3.00%	6/15/2025	BBB+	1,000	1,059,652
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BBB+	1,275	1,330,205
Met Pier & Expo Auth - Mccormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	NR	50	51,154
Met Pier & Expo Auth - Mccormick Place (NPFGC) (FGIC)	5.50%	12/15/2023	BBB+	260	279,979
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	5,313	4,669,409
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	591	481,545

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		$48	$36,444
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		55	13,545
PR Corp Sales Tax	4.329%	7/1/2040	NR		27	30,491
PR Corp Sales Tax	4.50%	7/1/2034	NR		13,375	14,655,025
PR Corp Sales Tax	4.536%	7/1/2053	NR		1	1,132
PR Corp Sales Tax	4.55%	7/1/2040	NR		3	3,428
PR Corp Sales Tax	4.75%	7/1/2053	NR		19	21,756
PR Corp Sales Tax	5.00%	7/1/2058	NR		49	56,843
Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		105	106,581
Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		1,300	1,348,679
Waldwick BOE NJ	2.00%	7/15/2027	AA		1,060	1,120,080
Waldwick BOE NJ	2.00%	7/15/2028	AA		1,085	1,146,344
Waldwick BOE NJ	2.00%	7/15/2029	AA		1,110	1,159,383
Total						38,899,989

Tobacco 1.11%
Golden St Tobacco	3.50%	6/1/2036	NR		1,255	1,271,985
Golden St Tobacco	5.00%	6/1/2028	NR		500	614,811
Golden St Tobacco	5.30%	6/1/2037	NR		910	929,075
Nassau Co Tobacco	5.25%	6/1/2026	CCC+		1,540	1,578,748
Nthrn AK Tobacco	5.00%	6/1/2029	A		1,500	1,906,652
Nthrn AK Tobacco	5.00%	6/1/2030	A		875	1,133,844
PA Tob Settlement	5.00%	6/1/2023	A1		760	809,461
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB		185	204,334
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	NR		775	826,541
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB+		635	642,860
TSASC	5.00%	6/1/2022	BBB		4,400	4,468,024
Total						14,386,335

Transportation 12.87%
CA Muni Fin - LINXS AMT	5.00%	12/31/2027	BBB-	(b)	645	783,598
CA Muni Fin - LINXS AMT	5.00%	6/30/2029	BBB-	(b)	2,210	2,686,099
CA Muni Fin - LINXS AMT	5.00%	12/31/2029	BBB-	(b)	3,535	4,270,978
CA Muni Fin - LINXS AMT	5.00%	12/31/2035	BBB-	(b)	1,000	1,191,338
Central Texas Regional Mobility Authority	5.00%	1/1/2029	A-		1,650	2,075,902
Central TX Mobility Auth	5.00%	1/1/2027	A-		1,690	1,969,330
Central TX Mobility Auth	5.00%	1/1/2027	BBB+		3,000	3,486,856
Denver Arpt - United Airlines AMT	5.00%	10/1/2032	B		3,200	3,380,665

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
Denver RTD - Eagle P3	5.00%		7/15/2025	Baa1		$800	$914,728
Denver RTD - Eagle P3	5.00%		1/15/2028	Baa1		1,500	1,829,744
Denver RTD - Eagle P3	5.00%		1/15/2029	Baa1		600	748,149
Denver RTD - Eagle P3	5.00%		7/15/2029	Baa1		1,100	1,384,102
Denver RTD - Eagle P3	5.00%		7/15/2030	Baa1		1,050	1,347,397
E470 Pub Hwy Auth	0.384% (SOFR + .35%	)#	9/1/2039	A		1,685	1,689,571
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2027	BBB+		100	118,760
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2028	BBB+		425	515,671
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2029	BBB+		750	928,370
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2030	BBB+		300	377,317
Foothill / Eastern Corridor Toll Rd	5.00%		1/15/2031	BBB+		700	897,920
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	Ba3		2,245	2,374,281
Houston Arpt - United Airlines AMT	5.00%		7/1/2027	B-	(b)	750	877,673
Houston Arpt - United Airlines AMT	5.00%		7/15/2027	B-	(b)	1,750	2,049,335
Houston Arpt - United Airlines AMT	5.00%		7/15/2027	B-	(b)	3,000	3,513,146
Houston Arpt - United Airlines AMT	5.00%		7/15/2035	B		2,450	2,709,932
Houston Arpt AMT	5.00%		7/1/2027	A1		1,000	1,212,005
Houston Arpt AMT	5.00%		7/1/2028	A1		1,250	1,550,535
IL State GO	5.00%		11/1/2025	BBB		2,000	2,312,240
IL State GO	5.00%		11/1/2027	BBB		10,045	12,164,128
Kansas City IDA - Kansas City Arpt AMT	5.00%		3/1/2031	A2		3,720	4,736,850
Lee Co Arpt AMT	5.00%		10/1/2027	A2		10,410	12,673,944
MD EDC - CNX Marine Terminals	5.75%		9/1/2025	BB-		4,500	4,547,038
MD EDC - Port Covington	3.25%		9/1/2030	NR		1,100	1,222,667
MI Strategic Fund - I-75 AMT	5.00%		6/30/2030	Baa2		960	1,187,679
MTA NY	4.00%		2/1/2022	NR		1,105	1,108,168
MTA NY	5.00%		9/1/2022	NR		3,005	3,098,803
MTA NY	5.00%		2/1/2023	NR		1,905	2,000,714
MTA NY	5.00%		11/15/2029	A3		2,660	3,151,744
MTA NY	5.00%		11/15/2030	A3		3,000	3,112,249
MTA NY	5.00%		11/15/2031	A3		1,850	2,115,411
MTA NY	5.00%	#(a)	11/15/2034	A3		4,475	4,930,082
MTA NY	5.00%	#(a)	11/15/2045	A3		2,380	3,021,587
New York Transportation Development Corp AMT	5.00%		7/1/2030	Baa3		1,255	1,385,299
North Parkway Municipal Management District No 1†	3.625%		9/15/2026	NR		500	523,856

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
North Parkway Municipal Management District No 1†	4.25%		9/15/2031	NR		$1,500	$1,642,365
NY Trans Dev Corp - Delta Airlines AMT	4.00%		10/1/2030	Baa3		14,100	16,501,485
NY Trans Dev Corp - Delta Airlines AMT	5.00%		1/1/2028	Baa3		650	795,501
NY Trans Dev Corp - Delta Airlines AMT	5.00%		1/1/2036	Baa3		5,000	5,971,200
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2022	Baa3		600	600,000
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2024	Baa3		1,000	1,087,181
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2030	Baa3		1,825	2,207,202
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2025	Baa1		1,990	2,303,716
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2026	Baa1		1,320	1,569,720
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2027	Baa1		2,000	2,430,388
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2028	Baa1		1,390	1,726,777
NY Trans Dev Corp - JFK IAT AMT	5.00%		12/1/2023	Baa1		1,400	1,514,355
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2032	Baa3		830	894,827
NY Trans Dev Corp - TOGA AMT	5.00%		1/1/2023	Baa3		1,055	1,099,307
NYS Thruway - Service Area Proj AMT	2.50%		10/31/2031	BBB-	(b)	1,365	1,444,874
NYS Thruway - Service Area Proj AMT	4.00%		10/31/2034	BBB-	(b)	515	611,747
Osceola Co Trans - Osceola Parkway	5.00%		10/1/2031	BBB+		1,050	1,342,616
Osceola Parkway	5.00%		10/1/2029	BBB+		450	581,658
Philadelphia Arpt AMT	5.00%		6/15/2026	A2		1,580	1,807,043
Philadelphia Arpt AMT	5.00%		7/1/2028	A2		2,750	3,407,295
Port Auth NY & NJ AMT	3.00%		10/1/2028	Aa3		2,000	2,237,702
Port Auth NY & NJ AMT	4.00%		3/15/2030	Aa3		1,500	1,763,503
PR Hwy & Trans Auth (AMBAC)	6.51% (CPI Based	)#	7/1/2028	NR		2,230	2,142,883
San Jose Arpt AMT	5.00%		3/1/2029	A2		1,000	1,255,531
South Carolina Ports AMT	5.00%		7/1/2029	A+		1,060	1,341,437
Total							166,456,174

Utilities 17.03%
Amelia Co IDA - Waste Mgmt AMT	1.45%	#(a)	4/1/2027	A-		1,000	1,011,639
Burke Co Dev - Oglethorpe Power	3.00%	#(a)	11/1/2045	A-		1,535	1,576,882
CA Choice Clean Energy - Goldman	4.00%	#(a)	10/1/2052	A2		6,000	6,929,703
CA Choice Clean Energy - Morgan Stanley	4.00%	#(a)	2/1/2052	A1		7,000	8,510,085
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2029	Baa3		250	302,095
Charlotte County IDA - Babcock Ranch†	5.00%		10/1/2029	NR		1,000	1,116,977
Clarion Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+		1,000	1,075,681

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
CO Public Auth - ML	6.125%		11/15/2023	A2		$1,035	$1,116,532
DE EDA - NRG Energy	1.25%	#(a)	10/1/2040	BBB-		1,000	1,001,936
DE EDA - NRG Energy	1.25%	#(a)	10/1/2045	BBB-		3,000	3,007,361
FL DFC - Waste Pro AMT	3.00%		6/1/2032	NR		13,910	14,565,345
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa1		5,175	5,617,222
IN Fin Auth - Indy Power & Light	1.40%	#(a)	8/1/2029	A2		2,000	1,991,094
KY Muni Pwr - Prarie State Proj	3.45%	#(a)	9/1/2042	Baa1		850	914,524
Lower Colo Riv Auth - Transmission Contract	5.00%		5/15/2026	A		3,500	4,142,887
Luzerne Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+		2,700	2,935,988
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3		1,170	1,325,070
Main St Nat Gas - Citibank	4.00%	#(a)	5/1/2052	A3		11,500	13,503,978
Main St Nat Gas - Citibank	5.00%		9/1/2025	A3		250	287,874
New Orleans Sewer	5.00%		6/1/2028	A		1,000	1,240,133
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A2		4,100	4,424,986
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA		3,000	3,038,168
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR		2,500	2,836,764
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		15,665	19,520,932
PR Aqueduct & Swr Auth†	5.00%		7/1/2035	NR		4,000	4,882,628
PR Elec Pwr Auth(d)	4.10%		7/1/2019	NR		240	231,600
PR Elec Pwr Auth(d)	4.25%		7/1/2020	NR		970	936,050
PR Elec Pwr Auth(d)	5.00%		7/1/2018	NR		50	48,813
PR Elec Pwr Auth(d)	5.25%		7/1/2027	D	(b)	2,630	2,636,575
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA		145	147,594
Prichard Wtr & Swr	2.25%		11/1/2027	BBB+		420	432,200
Prichard Wtr & Swr	2.375%		11/1/2028	BBB+		1,305	1,350,389
Rockport IN Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-		1,610	1,729,665
SC Pub Service Auth	5.00%		12/1/2031	A		1,025	1,204,306
SC Pub Service Auth - Santee Cooper	5.00%		12/1/2031	A		1,000	1,307,384
SE AL Gas Dist	4.00%	#(a)	12/1/2051	A1		16,250	19,711,541
SE AL Gas Dist - Goldman Sachs	4.00%	#(a)	4/1/2049	A3		1,530	1,631,186
SE Energy Auth	4.00%	#(a)	11/1/2051	A2		8,000	9,277,982
TEAC - Goldman Sachs	5.00%		2/1/2027	BBB+		3,730	4,400,285
TEAC - Goldman Sachs	5.00%	#(a)	5/1/2052	A2		15,000	19,289,649
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(b)	5,405	6,531,945
Tennergy Corp - Morgan Stanley	4.00%	#(a)	12/1/2051	A1		10,000	11,689,205
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2027	A3		4,430	5,379,407
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2028	A3		16,000	19,820,622
TX Muni Gas Acq & Supply - ML	6.25%		12/15/2026	A2		1,980	2,304,647

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

Investments		Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)
WV EDA - Appalachian Pwr		2.625%	#(a)	12/1/2042	A-	$750	$756,958
WV EDA - Wheeling Pwr AMT		3.00%	#(a)	6/1/2037	A-	2,600	2,617,385
Total							220,311,872
Total Municipal Bonds (cost $1,208,969,007)							1,247,269,894

	Interest Rate#	Interest Rate Reset Date(f)		Final Maturity Date

SHORT-TERM INVESTMENTS 1.34%

Variable Rate Demand Notes 1.34%

Corporate-Backed 0.24%
Mobile IDB - AL Power	0.120%	1/3/2022		12/1/2037	A1	3,100	3,100,000

General Obligation 0.65%
NYC GO	0.060%	1/3/2022		12/1/2047	AA	8,400	8,400,000

Tax Revenue 0.29%
NY TFA - Future Tax	0.080%	1/3/2022		2/1/2045	AAA	1,265	1,265,000
NYC TFA - Future Tax	0.060%	1/3/2022		5/1/2034	AAA	2,500	2,500,000
Total							3,765,000

Utilities 0.16%
NYC Muni Water	0.070%	1/3/2022		6/15/2045	AA+	2,000	2,000,000
Total Short-Term Investments (cost $17,265,000)							17,265,000
Total Investments in Securities 97.75% (cost $1,226,234,007)							1,264,534,894
Other Assets and Liabilities - Net(g) 2.25%							29,156,398
Net Assets 100.00%							$1,293,691,292

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate.
MUNIPSA	SIFMA Municipal Swap Index Yield.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
SOFR	Secured Over Night Financing Rate.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND December 31, 2021

#	Variable rate security. The interest rate represents the rate in effect at December 31, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2021, the total value of Rule 144A securities was $210,601,393, which represents 16.28% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities – Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at December 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	March 2022	504	Short	$(64,959,797)	$(65,756,250)	$(796,453)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$–	$44,736,343	$2,787,552	$47,523,895
General Obligation	–	160,409,100	1,255,796	161,664,896
Special Tax	–	52,116,246	3,198,631	55,314,877
Remaining Industries	–	982,766,226	–	982,766,226

Short-Term Investments
Variable Rate Demand Notes	–	17,265,000	–	17,265,000
Total	$–	$1,257,292,915	$7,241,979	$1,264,534,894
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(796,453)	–	–	(796,453)
Total	$(796,453)	$–	$–	$(796,453)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.31%

MUNICIPAL BONDS 98.31%

Corporate-Backed 2.99%
CA Muni Fin - United Airlines AMT	4.00%		7/15/2029	B+		$3,430	$3,938,357
CA Muni Fin - Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-		5,930	6,281,063
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3		4,410	4,548,796
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-		185	206,980
Long Beach Nat Gas - ML	5.00%		11/15/2029	A2		1,285	1,624,528
San Francisco Arpt - SFO Fuel AMT	5.00%		1/1/2038	A1		1,315	1,616,586
Total							18,216,310

Education 7.59%
CA Ed Facs - ArtCenter College of Design	5.00%		12/1/2030	Baa1		525	650,832
CA Ed Facs - ArtCenter College of Design	5.00%		12/1/2044	Baa1		1,500	1,810,431
CA Ed Facs - Chapman Univ	4.00%		4/1/2047	A2		1,910	2,138,295
CA Ed Facs - Chapman Univ	5.00%		4/1/2040	A2		1,000	1,128,737
CA Ed Facs - Loyola Marymount Univ	5.00%		10/1/2048	A2		1,000	1,213,393
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2029	A2		650	583,420
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2033	A2		1,720	1,395,913
CA Ed Facs - Santa Clara Univ	5.00%		4/1/2039	Aa3		1,000	1,130,834
CA Ed Facs - Stanford Univ	5.00%		5/1/2049	AAA		2,000	3,218,207
CA Ed Facs - Univ of Pacific	4.00%		11/1/2042	A2		1,125	1,338,142
CA Ed Facs - Univ of Pacific	4.00%		11/1/2044	A2		1,000	1,168,053
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2037	A2		1,000	1,231,864
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2053	A2		2,000	2,421,576
CA Infra & Econ Dev - UCSF	5.00%		5/15/2047	AA		3,325	4,066,651
CA Muni Fin - Biola Univ	5.00%		10/1/2029	Baa1		330	353,141
CA Muni Fin - Biola Univ	5.00%		10/1/2032	Baa1		400	477,387
CA Muni Fin - Emerson Clg	5.00%		1/1/2042	BBB+		3,190	3,787,482
CA Muni Fin - Julian Chtr Sch†	5.625%		3/1/2045	B+		500	524,459
CA Muni Fin - Touro College	5.25%		1/1/2040	BBB-	(b)	1,085	1,177,192
CA Muni Fin - Univ of La Verne	5.00%		6/1/2043	A3		1,035	1,231,801
CA Muni Fin - Univ of San Diego	5.00%		10/1/2049	A1		2,000	2,457,985
CA Sch Fin - Aspire†	5.00%		8/1/2046	NR		85	98,610
CA Sch Fin - Aspire†	5.00%		8/1/2046	BBB		915	1,023,721
CA Sch Fin - Green Dot Charter†	5.00%		8/1/2045	BBB-		620	685,152

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
CA Sch Fin Auth - KIPP LA†	5.00%	7/1/2045	BBB	$540	$601,666
CA State Univ	4.00%	11/1/2045	Aa2	2,000	2,373,174
CA Stwde - Culinary Institute	5.00%	7/1/2046	Baa2	1,010	1,128,994
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000	1,181,733
Univ of CA	5.25%	5/15/2047	AA	2,000	2,445,845
Univ of CA	5.25%	5/15/2058	AA	2,500	3,118,620
Total					46,163,310

General Obligation 16.91%
Albany USD	4.00%	8/1/2046	Aa2	1,000	1,125,280
Anaheim USD	3.00%	8/1/2038	Aa2	3,000	3,238,319
Banning USD (AGM)	5.25%	8/1/2042	AA	1,115	1,374,120
Beverly Hills USD	3.00%	8/1/2044	AA+	2,040	2,171,469
CA St GO	4.00%	10/1/2044	Aa2	1,805	2,132,121
CA State GO	3.00%	10/1/2033	Aa2	1,250	1,395,654
CA State GO	4.00%	9/1/2035	Aa2	1,145	1,309,325
CA State GO	4.00%	11/1/2036	Aa2	1,920	2,344,459
CA State GO	4.00%	3/1/2046	Aa2	1,000	1,178,764
CA State GO	5.00%	4/1/2032	Aa2	2,200	3,023,798
CA State GO	5.00%	8/1/2038	Aa2	1,565	1,854,269
CA State GO	5.25%	8/1/2032	Aa2	2,500	2,902,704
CA State GO	5.25%	4/1/2035	Aa2	3,000	3,036,204
CA State GO	5.25%	10/1/2039	Aa2	500	591,610
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615	1,833,898
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000	2,443,779
Cupertino USD	2.50%	8/1/2033	Aa1	740	782,239
Del Mar USD (BAM)	4.00%	9/1/2044	AA	1,700	1,996,906
Grossmont UHSD	5.00%	8/1/2043	Aa2	1,250	1,344,320
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000	882,637
Huntington Beach City Sch Dist	4.00%	8/1/2048	Aa1	1,000	1,133,610
Imperial USD (BAM)	5.25%	8/1/2043	AA	2,000	2,465,521
Inglewood USD (BAM)	4.00%	8/1/2038	AA	575	646,396
Inglewood USD (BAM)	4.00%	8/1/2039	AA	1,000	1,122,690
Irvine USD	4.00%	9/1/2042	Aa1	1,915	2,241,219
Irvine USD	5.50%	9/1/2035	Aa1	1,060	1,361,702
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000	1,125,079
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000	1,201,227
Long Beach USD	3.00%	8/1/2037	Aa2	2,420	2,645,330

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)
Los Angeles USD	4.00%	7/1/2032	Aa3	$1,250	$1,536,695
Los Angeles USD	4.00%	7/1/2033	Aa3	1,000	1,227,166
Los Angeles USD	4.00%	7/1/2044	Aa3	2,000	2,367,433
Los Angeles USD	4.00%	7/1/2046	Aa3	2,000	2,407,026
Marin Healthcare Dist	4.00%	8/1/2040	Aa2	1,000	1,108,561
New Haven USD	4.00%	8/1/2044	Aa3	1,250	1,443,226
New Haven USD	4.00%	8/1/2047	Aa3	2,415	2,744,702
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325	698,973
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	2,000	888,057
North Orange CCD	2.75%	8/1/2036	AA+	2,000	2,133,112
Oceanside USD	4.00%	8/1/2048	Aa3	2,030	2,328,196
Orange USD	4.00%	8/1/2047	AA	1,000	1,153,770
Panama-Buena Vista USD (BAM)	2.625%	8/1/2037	AA	1,510	1,576,981
Perris UHSD (AGM)	3.00%	9/1/2044	AA	1,000	1,058,226
PR Comwlth GO(c)	6.00%	7/1/2039	NR	2,000	1,967,500
PR Comwlth GO(c)	8.00%	7/1/2035	NR	2,000	1,780,000
San Benito HSD	Zero Coupon	8/1/2041	Aa3	1,640	843,969
San Benito HSD	Zero Coupon	8/1/2042	Aa3	1,795	883,275
San Benito HSD	Zero Coupon	8/1/2043	Aa3	2,600	1,223,788
San Diego USD	3.25%	7/1/2048	Aa2	1,000	1,084,390
San Francisco Arpt AMT	5.25%	5/1/2042	A1	1,000	1,200,917
San Francisco CCD	5.00%	6/15/2028	A+	1,000	1,147,383
San Gorgonio Mem Hlthcare Dist	5.00%	8/1/2032	Ba1	1,000	1,073,383
San Leandro USD (BAM)	4.00%	8/1/2043	AA	650	753,453
San Leandro USD (BAM)	5.25%	8/1/2046	AA	1,750	2,142,839
San Rafael Elem Sch Dist	4.00%	8/1/2047	AA	1,000	1,136,523
San Rafael Elem Sch Dist	4.50%	8/1/2042	AA	1,150	1,371,669
Santa Ana USD	3.25%	8/1/2042	Aa3	500	542,855
Santa Barbara USD	4.00%	8/1/2036	Aa1	750	860,475
Santa Barbara USD	4.00%	8/1/2044	Aa1	1,000	1,158,651
Santa Rita USD	2.50%	8/1/2031	AA-	1,235	1,301,821
Simi Valley GO	4.00%	8/1/2046	Aa2	1,065	1,227,889
Simi Valley USD	4.00%	8/1/2048	Aa2	600	690,930
Southwestern CCD	Zero Coupon	8/1/2041	Aa2	1,100	718,953
Southwestern CCD	4.00%	8/1/2046	Aa2	2,250	2,710,129
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	1,000	1,107,334
West Contra Costa USD	4.00%	8/1/2043	AA-	1,000	1,147,664
West Contra Costa USD	6.00%	8/1/2027	AA-	1,000	1,279,750
Total					102,932,313

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care 13.62%
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB-		$1,000	$1,055,161
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2043	AA		1,000	1,069,962
Antelope Valley Hlth	5.25%	3/1/2036	BBB		1,000	1,121,560
CA Fin Auth - Standord Hlth	4.00%	8/15/2050	AA-		1,000	1,171,543
CA Hlth - Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,525,474
CA Hlth - Cedars-Sinai Health System	4.00%	8/15/2048	AA-		3,000	3,550,328
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	1,035,151
CA Hlth - Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000	1,184,649
CA Hlth - Childrens Hsp Orange Co	4.00%	11/1/2035	AA-		570	686,791
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2033	AA-		1,300	1,682,749
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2034	AA-		1,200	1,551,496
CA Hlth - City of Hope	4.00%	11/15/2045	A+		3,000	3,490,816
CA Hlth - CommonSpirit	4.00%	4/1/2037	A-		3,500	4,180,280
CA Hlth - CommonSpirit	4.00%	4/1/2044	A-		1,250	1,462,821
CA Hlth - CommonSpirit	4.00%	4/1/2045	A-		1,250	1,451,149
CA Hlth - CommonSpirit	4.00%	4/1/2049	A-		2,500	2,876,974
CA Hlth - Providence St. Joes Hlth	4.00%	10/1/2047	AA-		2,115	2,377,527
CA Hlth - Sutter Hlth	4.00%	11/15/2042	A1		1,715	1,968,398
CA Hlth Facs - Lucile Packard Hosp	5.00%	11/15/2056	A+		1,500	1,814,283
CA Muni Fin - Caritas Affordable Hsg	4.00%	8/15/2037	A-		1,000	1,100,917
CA Muni Fin - Channing House	5.00%	5/15/2047	AA-		2,000	2,295,500
CA Muni Fin - Cmnty Hlth Ctr†	5.00%	12/1/2054	NR		750	880,599
CA Muni Fin - Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,165	1,302,631
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	569,431
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,000	2,376,082
CA Muni Fin - Eisenhower Med Ctr	5.00%	7/1/2032	Baa2		1,055	1,267,667
CA Stwde - Adventist Health West	3.00%	3/1/2039	A		3,475	3,663,479
CA Stwde - American Baptist	5.00%	10/1/2045	A-	(b)	1,000	1,113,624
CA Stwde - Daughters of Charity	5.50%	7/1/2039	NR		84	80,508
Ca Stwde - Emanate Health	4.00%	4/1/2037	A		1,400	1,654,250
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	873,981
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	AA-		1,000	1,127,499
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		1,000	1,041,993
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,150	2,421,994
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		2,200	2,487,838
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,555	1,904,952
CA Stwde - Montage Health	4.00%	6/1/2046	AA-		1,500	1,774,603

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	NR	$635	$652,460
Oroville - Oroville Hsp	5.25%	4/1/2049	B+	2,710	3,035,640
Palomar Hlth	5.00%	11/1/2036	BBB	1,250	1,457,579
Palomar Hlth	5.00%	11/1/2039	BBB	3,750	4,357,707
Palomar Hlth (AGM)	5.00%	11/1/2047	AA	4,575	5,615,978
Sierra Joint CCD	4.00%	8/1/2053	Aaa	1,500	1,738,070
Washingtown Twnshp Health Care Dist	3.00%	7/1/2037	Baa2	1,440	1,487,479
Washingtown Twnshp Health Care Dist	5.00%	7/1/2032	Baa2	1,075	1,334,095
Total					82,873,668

Housing 6.44%
CA Cmty Hsg - Annadel Apts†	5.00%	4/1/2049	NR	1,000	1,063,567
CA Cmty Hsg - Sausalito†	3.00%	2/1/2057	NR	1,740	1,498,699
CA Cmty Hsg - Sausalito†	4.00%	2/1/2050	NR	1,000	952,904
CA Cmty Hsg - Stoneridge Apt†	4.00%	2/1/2056	NR	1,000	1,018,285
CA Cmty Hsg - The Arbors†	5.00%	8/1/2050	NR	1,100	1,179,116
CA Cmty Hsg - Verdant†	5.00%	8/1/2049	NR	1,400	1,492,391
CA HFA - MFH	3.25%	8/20/2036	BBB	2,497	2,831,092
CA HFA - MFH	3.50%	11/20/2035	BBB+	1,286	1,468,257
CA HFA - MFH	4.00%	3/20/2033	NR	3,052	3,518,095
CA HFA - MFH	4.25%	1/15/2035	BBB+	5,867	7,051,911
CA Muni Fin - Biola Univ	5.00%	10/1/2034	Baa1	1,000	1,188,032
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	A-	1,050	1,140,088
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3	500	556,869
CA Muni Fin - UC Davis Hsg (BAM)	4.00%	5/15/2046	AA	2,250	2,630,628
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100	1,274,641
CEDA - Provident Student Hsg	5.00%	8/1/2045	Baa3	1,745	2,118,821
CSCDA - Parallel-Anaheim†	4.00%	8/1/2056	NR	1,000	1,035,414
CSCDA - Pasadena†	3.00%	12/1/2056	NR	1,000	888,573
CSCDA - Westgate Pasadena†	3.00%	6/1/2047	NR	2,500	2,302,618
CSCDA- Orange†	3.00%	3/1/2057	NR	2,500	2,225,007
CSCDA- Orange†	4.00%	3/1/2057	NR	500	475,519
ESRF / Natl Charter School Loans	5.00%	11/1/2044	A	1,050	1,273,844
Total					39,184,371

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 1.83%
CA Pub Wks - Various Cap Proj	4.00%	3/1/2045	Aa3	$940	$1,101,482
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	Aa3	1,000	1,011,712
CA Pub Wks - Various Cap Proj TCRS (BAM)	3.125%	5/1/2033	AA	1,275	1,417,718
San Bernardino USD (AGM)	5.00%	10/1/2031	AA	860	1,062,715
San Diego - Cap Impt Proj	4.00%	10/15/2050	AA-	2,000	2,349,194
Santa Barbara COP AMT	5.00%	12/1/2036	AA	3,395	4,183,036
Total					11,125,857

Other 0.32%
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2029	Aa2	1,500	1,941,714

Other Revenue 1.36%
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,093,544
CA Infra & Econ Dev - Museum of Nat Hist	4.00%	7/1/2050	A2	1,000	1,154,008
CA Muni Fin - Oceaa	6.75%	10/1/2028	NR	905	907,502
CA Sch Fin - Aspire†	4.00%	8/1/2051	BBB	785	869,046
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2038	BBB-	1,000	1,190,144
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB	600	655,405
MSR Energy Auth - Citi	6.125%	11/1/2029	BBB+	1,950	2,425,629
Total					8,295,278

Pre-Refunded 0.15%
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	555	890,461

Special Tax 3.52%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	544,026
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,442,975
Invine Reassessment District No. 19	5.00%	9/2/2028	NR	1,000	1,149,903
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	549,966
Irvine USD - Spl Tax	5.00%	3/1/2057	NR	1,000	1,172,600
Lake Elsinore PFA	5.00%	9/1/2035	NR	920	1,031,363
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,770	2,037,459
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	1,045	1,092,681
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	500	521,540
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2040	AA	1,000	1,175,914
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2045	AA	2,000	2,326,420
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2050	AA	1,400	1,620,662

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)
Roseville CFD - Westpark	5.00%	9/1/2031	NR	$1,000	$1,128,362
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	970	1,087,568
SF Spl Tax - Mission Rock Dist†	4.00%	9/1/2041	NR	2,500	2,864,593
Temecula Vly USD (BAM)	5.00%	9/1/2035	AA	1,505	1,705,725
Total					21,451,757

Tax Revenue 2.61%
Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA	2,000	2,390,218
City of Sacramento - TOT Revs	5.00%	6/1/2048	A1	1,000	1,184,017
Guam - Business Privilege Tax	4.00%	1/1/2036	Ba1	750	865,818
Invine Reassessment District No. 19	4.00%	9/2/2039	A	1,000	1,180,687
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	352	309,360
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	587	478,286
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134	101,739
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501	123,378
PR Corp Sales Tax	4.329%	7/1/2040	NR	350	395,254
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,971	4,484,441
PR Corp Sales Tax	4.536%	7/1/2053	NR	7	7,926
PR Corp Sales Tax	4.55%	7/1/2040	NR	313	357,635
PR Corp Sales Tax	4.75%	7/1/2053	NR	296	338,943
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,291	1,497,634
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A	1,000	1,003,764
Tustin CFD 06 - 1	5.00%	9/1/2037	A-	1,000	1,145,056
Total					15,864,156

Tobacco 7.71%
CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2046	NR	8,675	1,932,379
CA Stwde - Tobacco Settlement†	Zero Coupon	6/1/2055	NR	10,000	730,069
Golden St Tobacco	Zero Coupon	6/1/2066	NR	60,000	11,796,558
Golden St Tobacco	3.50%	6/1/2036	NR	1,055	1,069,278
Golden St Tobacco	5.00%	6/1/2029	NR	1,000	1,229,623
Golden St Tobacco	5.00%	6/1/2034	NR	1,050	1,324,366
Golden St Tobacco	5.00%	6/1/2035	NR	2,500	3,153,252
Golden St Tobacco	5.00%	6/1/2047	NR	225	229,441
Golden St Tobacco	5.00%	6/1/2047	NR	825	841,283
Golden St Tobacco	5.25%	6/1/2047	NR	225	229,670
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	3,000	212,026
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	3,000	603,132

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)
Los Angeles Co Tobacco	4.00%	6/1/2038	A-		$615	$731,417
Los Angeles Co Tobacco	4.00%	6/1/2039	A-		500	593,136
Los Angeles Co Tobacco	4.00%	6/1/2040	A-		710	840,429
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+		1,500	1,741,804
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-		1,300	1,571,351
Merced Co Tobacco	5.00%	6/1/2050	NR		970	1,150,645
Sacramento Co Tobacco	Zero Coupon	6/1/2060	NR		2,200	543,547
Sacramento Co Tobacco	4.00%	6/1/2049	BBB+		3,000	3,492,476
Sacramento Co Tobacco	4.00%	6/1/2049	BBB-		1,500	1,706,828
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR		4,800	943,757
San Diego Co Tobacco	5.00%	6/1/2038	A-		1,000	1,257,186
San Diego Co Tobacco	5.00%	6/1/2039	A-		1,000	1,254,356
San Diego Co Tobacco	5.00%	6/1/2048	BBB+		1,675	2,064,260
San Diego Co Tobacco	5.00%	6/1/2048	BBB-		95	115,049
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB		1,315	1,452,425
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR		5,000	1,687,007
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		2,250	221,714
Sonoma Co Tobacco	4.00%	6/1/2049	BBB+		1,450	1,682,973
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-		2,500	518,491
Total						46,919,928

Transportation 21.85%
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+		1,500	1,759,983
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+		2,465	2,887,328
Alameda Corridor Trsp Auth (AGM)	4.00%	10/1/2037	AA		2,030	2,278,692
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		1,425	1,535,698
Alameda Corridor Trsp Auth (NPFGC)(FGIC)	Zero Coupon	10/1/2032	A-		985	802,808
Bay Area Toll Auth	4.00%	4/1/2038	AA-		2,000	2,311,300
Bay Area Toll Auth	4.00%	4/1/2042	AA-		1,635	1,884,046
CA Muni Fin - LINXS (AGM) AMT	4.00%	12/31/2047	AA		1,420	1,593,638
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(b)	5,590	6,208,777
CA Muni Fin - LINXS AMT	5.00%	12/31/2031	BBB-	(b)	1,240	1,491,831
CA Muni Fin - LINXS AMT	5.00%	12/31/2035	BBB-	(b)	1,000	1,191,338
CA Muni Fin - LINXS AMT	5.00%	12/31/2043	BBB-	(b)	4,700	5,587,742
CA Muni Fin - LINXS AMT	5.00%	12/31/2047	BBB-	(b)	1,005	1,192,839
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A-		1,500	1,221,498
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2042	A-		1,150	1,479,268

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
Foothill / Eastern Corridor Toll Rd	3.50%	#(a)	1/15/2053	A-	$5,690	$6,300,895
Foothill / Eastern Corridor Toll Rd	3.95%	#(a)	1/15/2053	A-	4,295	4,741,010
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2043	BBB+	525	611,216
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2046	A-	3,400	3,971,823
Foothill / Eastern Corridor Toll Rd	5.50%	#(a)	1/15/2053	A-	250	256,713
Long Beach Harbor AMT	5.00%		5/15/2028	AA	1,000	1,140,589
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2044	AA-	6,000	6,901,799
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2046	AA-	1,500	1,776,328
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2050	AA	1,030	1,191,566
Los Angeles Dept Arpts - LAX AMT	4.00%		5/15/2051	AA-	2,000	2,354,565
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	AA	1,000	1,129,182
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2043	AA-	1,000	1,231,925
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2044	AA-	2,090	2,570,252
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2046	AA-	1,000	1,167,626
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2047	AA-	2,000	2,384,189
Los Angeles Dept Arpts - LAX AMT	5.25%		5/15/2048	AA-	2,000	2,449,095
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000	1,103,155
Ontario Intl Airport (AGM)	4.00%		5/15/2051	AA	1,850	2,173,207
Ontario Intl Airport (AGM)	5.00%		5/15/2046	AA	1,500	1,926,966
Orange Co Arpt	5.00%		7/1/2029	AA-	575	701,628
Riverside Co Trsp Commn	Zero Coupon		6/1/2028	A	1,000	901,328
Riverside Co Trsp Commn	4.00%		6/1/2046	A	3,250	3,835,757
Riverside Co Trsp Commn	5.75%		6/1/2048	A	1,965	2,114,146
Riverside County Transportation Commission	4.00%		6/1/2047	A-	4,250	4,970,695
Sacramento Co Arpt	5.00%		7/1/2041	A	1,130	1,327,148
Sacramento Regional Trans Dist	4.00%		3/1/2040	A2	1,000	1,195,518
San Diego Arpt AMT	4.00%		7/1/2044	A-	5,555	6,357,484
San Diego Arpt AMT	5.00%		7/1/2027	A1	1,000	1,069,854
San Diego Arpt AMT	5.00%		7/1/2046	A2	1,200	1,520,628
San Diego Arpt AMT	5.00%		7/1/2047	A2	2,000	2,375,532
San Francisco Arpt AMT	4.00%		5/1/2049	A1	1,000	1,136,677
San Francisco Arpt AMT	5.00%		5/1/2040	A1	1,500	1,643,268
San Francisco Arpt AMT	5.00%		5/1/2045	A1	1,515	1,861,131
San Francisco Arpt AMT	5.00%		5/1/2050	A1	4,000	4,896,945
San Francisco Port AMT	5.00%		3/1/2030	Aa3	1,415	1,540,615
San Joaquin Hills Trsp Corridor	4.00%		1/15/2050	A	4,800	5,612,714
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	A	1,220	1,391,305

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	A-		$2,100	$2,412,646
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	A-		1,930	2,142,689
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2		1,450	1,082,242
San Jose Arpt AMT	5.00%		3/1/2047	A2		3,475	4,089,262
Total							132,988,099

Utilities 11.41%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA		1,335	1,622,804
CA Choice Clean Energy - Goldman	4.00%	#(a)	10/1/2052	A2		1,000	1,154,950
CA Choice Clean Energy - Morgan Stanley	4.00%	#(a)	2/1/2052	A1		3,000	3,647,179
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3		750	902,637
CA Poll Ctl - Poseidon Res†	5.00%		11/21/2045	Baa3		2,500	2,972,730
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA		1,525	1,874,776
El Dorado Irrigation Dist (AGM)	5.25%		3/1/2039	AA		750	830,351
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA		705	775,766
Guam Waterworks	5.00%		1/1/2050	A-		600	735,340
Guam Waterworks	5.50%		7/1/2043	A-		525	564,593
Long Beach Nat Gas - ML	1.536% (3 Mo. LIBOR * .67 + 1.43%	)#	11/15/2026	A2		1,000	1,037,875
Long Beach Nat Gas - ML	5.50%		11/15/2037	A2		1,900	2,831,196
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2037	Aa2		1,500	1,827,152
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2049	Aa2		2,000	2,525,501
Los Angeles Wastewater	5.00%		6/1/2044	AA+		1,000	1,139,354
Mountain House Util Sys (BAM)	4.00%		12/1/2045	AA		2,720	3,175,697
MSR Energy Auth - Citi	6.50%		11/1/2039	BBB+		2,625	4,211,638
MSR Energy Auth - Citi	7.00%		11/1/2034	BBB+		2,500	3,821,783
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A2		3,000	3,237,795
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		750	934,612
PR Aqueduct & Swr Auth†	5.00%		7/1/2035	NR		2,000	2,441,314
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		500	594,256
PR Elec Pwr Auth(c)	5.25%		7/1/2024	D	(b)	255	255,638
PR Elec Pwr Auth(c)	5.25%		7/1/2033	D	(b)	115	115,288
PR Elec Pwr Auth(c)	7.00%		7/1/2040	D	(b)	450	462,938
San Diego Water	5.00%		8/1/2043	Aa3		1,000	1,239,337
San Francisco Pub Utils Commn	4.00%		10/1/2043	AA		1,250	1,457,974
Santa Maria Wtr & Wastewtr	5.00%		2/1/2027	AA-		1,000	1,003,641
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA		1,500	1,717,055

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Southern CA Pub Pwr Auth - Apex	5.00%		7/1/2038	AA-		$1,000	$1,102,715
Southern CA Pub Pwr Auth - Goldman Sachs	1.558% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		770	757,411
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%		11/1/2033	A2		5,575	7,532,581
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2029	AA		1,000	1,113,846
Transbay Pwr Auth	5.00%		10/1/2025	BBB+	(b)	1,130	1,300,113
Transbay Pwr Auth	5.00%		10/1/2027	BBB+	(b)	1,245	1,511,892
Transbay Pwr Auth	5.00%		10/1/2029	BBB+	(b)	1,370	1,736,289
Transbay Pwr Auth	5.00%		10/1/2031	BBB+	(b)	765	973,034
Transbay Pwr Auth	5.00%		10/1/2032	BBB+	(b)	1,090	1,383,428
Transbay Pwr Auth	5.00%		10/1/2034	BBB+	(b)	300	379,442
Transbay Pwr Auth	5.00%		10/1/2035	BBB+	(b)	200	252,616
Transbay Pwr Auth	5.00%		10/1/2038	BBB+	(b)	650	816,634
Valley Co Wtr Dist	4.50%		1/1/2048	AA-		1,245	1,446,690
Total							69,417,861
Total Investments in Securities 98.31% (cost $557,713,609)							598,265,083
Other Assets and Liabilities - Net(d) 1.69%							10,295,548
Net Assets 100.00%							$608,560,631

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
TCRS	Transferable Custodial Receipts.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2021, the total value of Rule 144A securities was $38,111,476, which represents 6.26% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts as follows:

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND December 31, 2021

Open Futures Contracts at December 31, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2022	16	Short	$(2,519,469)	$(2,567,000)	$(47,531)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$598,265,083	$—	$598,265,083
Total	$—	$598,265,083	$—	$598,265,083
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(47,531)	—	—	(47,531)
Total	$(47,531)	$—	$—	$(47,531)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.81%

MUNICIPAL BONDS 98.81%

Corporate-Backed 3.00%
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$150	$160,343
NJ EDA - Continental Airlines	5.25%	9/15/2029	Ba3	1,675	1,732,389
NJ EDA - Continental Airlines	5.50%	6/1/2033	Ba3	650	694,595
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	A2	70	74,894
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	A2	100	109,200
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	225	246,504
NJ Infra Bank - Environmental Infra	2.125%	9/1/2046	AAA	400	387,694
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB	660	693,221
Total					4,098,840

Education 7.86%
Atlantic Co Impt Auth - Stockton Univ (AGM)	4.00%	7/1/2053	AA	740	870,202
Gloucester Co Impt Auth - Rowan Univ (BAM)	4.00%	7/1/2051	AA	650	759,936
Gloucester Co Impt Auth - Rowan Univ GTD	5.00%	7/1/2044	Aa1	370	458,470
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	840	981,412
NJ Ed Facs - Seton Hall Univ	4.00%	7/1/2046	BBB+	545	587,491
NJ Ed Facs - Seton Hall Univ (AGM)	3.25%	7/1/2049	AA	400	427,072
NJ Ed Facs - Stockton Univ	5.00%	7/1/2034	BBB+	325	370,350
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800	937,268
NJ Ed Facs - William Paterson Univ (AGM)	3.00%	7/1/2039	AA	250	270,281
NJ Ed Facs - William Paterson Univ (AGM)	3.00%	7/1/2040	AA	250	269,790
NJ EDA - Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	598,363
NJ EDA - NJ City Univ (AGM)	4.00%	7/1/2036	AA	720	860,005
NJ EDA - Stevens Inst Tech	3.00%	7/1/2050	BBB+	1,005	1,049,700
NJ EDA - Stevens Inst Tech	4.00%	7/1/2050	BBB+	200	228,787
NJ Higher Ed Assistance Auth AMT	2.50%	12/1/2040	AA	500	511,586
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650	688,008
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	275	282,966
NJ Inst of Tech	5.00%	7/1/2033	A1	170	213,512
Rutgers State Univ	5.00%	5/1/2028	Aa3	300	374,428
Total					10,739,627

Financial Services 0.18%
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2028	Aaa	200	241,153

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 13.16%
Atlantic City GO (AGM)	5.00%	3/1/2037	AA	$500	$592,952
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	750	883,943
Bergen Co Impt Auth Lease - Twp Mahwah Proj 2021	4.00%	2/15/2044	Aaa	485	584,692
Cumberland Co Impt Auth (BAM)	4.00%	10/1/2048	AA	750	853,130
Essex Co GO GTD	4.00%	11/1/2049	Aaa	1,125	1,272,478
Gloucester Co Impt Auth - Rowan Univ GTD	4.00%	7/1/2048	Aa1	510	584,349
Hudson Cnty Impt Auth	4.00%	10/1/2046	AA	855	1,012,657
Hudson Cnty NJ GO	2.00%	11/15/2035	AA	920	918,395
Hudson Co GO	4.00%	10/1/2051	AA	350	412,653
Hudson Co Impt Auth - Solid Waste GTD	4.00%	1/1/2040	AA	500	584,599
Jersey City GO	5.00%	11/1/2033	AA-	135	164,730
Mercer Cnty GO	4.00%	4/1/2031	AA+	200	238,565
Mercer Co GO	4.00%	3/15/2040	AA+	190	222,192
Newark GO (AGM)	4.00%	10/1/2035	AA	250	290,296
Newark GO (AGM)	4.00%	10/1/2037	AA	275	318,058
Newark Hsg Auth - Port Newark	4.00%	1/1/2037	A+	550	611,923
NJ State GO	2.50%	6/1/2038	A3	1,020	1,042,047
NJ State GO	4.00%	6/1/2031	A3	1,140	1,404,046
NJ State GO	4.00%	6/1/2032	A3	610	762,156
NJ State GO	5.00%	6/1/2027	A3	185	211,949
NJ State GO	5.00%	6/1/2027	A3	680	826,858
PR Comwlth GO(a)	5.375%	7/1/2030	NR	1,000	971,250
Rutherford BOE	2.50%	12/15/2034	AA-	1,000	1,041,734
Somerset Co GO GTD	4.00%	9/1/2050	AAA	1,000	1,187,315
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	990	993,298
Total					17,986,265

Health Care 12.87%
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	541,972
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	541,325
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	446,283
NJ EDA - Bancroft Neuro	5.00%	6/1/2036	NR	220	244,567
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	105	126,001
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	125	149,749
NJ Hlth - Atlanticare	2.375%	7/1/2046	AA-	695	679,298
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	300	367,556
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	620	756,910

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	$640	$777,172
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260	315,274
NJ Hlth - Inspira Hlth	4.00%	7/1/2047	A2	810	902,226
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250	293,445
NJ Hlth - Inspira Hlth	5.00%	7/1/2035	A2	100	120,680
NJ Hlth - Inspira Hlth	5.00%	7/1/2042	A2	610	733,594
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	AA	1,000	1,178,115
NJ Hlth - RWJ Barnabas	3.00%	7/1/2051	AA-	500	535,004
NJ Hlth - RWJ Barnabas	4.00%	7/1/2051	AA-	500	591,299
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	AA-	580	684,709
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	AA-	865	1,016,984
NJ Hlth - St Josephs Hlth	4.00%	7/1/2048	BBB-	1,200	1,318,714
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100	118,055
NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	750	865,850
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BBB-	600	601,919
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	BBB	245	287,066
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,136,189
NJ Hlth Fin Auth - Valley Health	4.00%	7/1/2044	A	1,035	1,196,237
NJ Hlth Fin Auth - Valley Health	5.00%	7/1/2028	A	595	745,242
NJ Hlth Fin Auth - Valley Health	5.00%	7/1/2030	A	255	325,820
Total					17,597,255

Housing 0.94%
Essex Co Imp Auth - NJIT Stud Hsg (BAM)	4.00%	8/1/2051	AA	1,000	1,185,013
NJ Hsg and Mtg Fin Auth	3.15%	5/1/2053	AA-	100	105,666
Total					1,290,679

Lease Obligations 19.03%
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2029	AA	250	298,157
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2030	AA	290	344,686
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	Baa1	1,060	1,181,148
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2036	Baa1	535	624,687
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	Baa1	410	492,518
NJ EDA - Bldgs	5.00%	6/15/2047	Baa1	540	638,984
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB	1,560	1,709,535
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB	210	230,861
NJ EDA - Sch Facs	4.00%	6/15/2030	Baa1	745	805,883

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)
NJ EDA - Sch Facs	4.00%	6/15/2049	Baa1	$1,390	$1,576,183
NJ EDA - Sch Facs	5.00%	6/15/2029	Baa1	500	600,478
NJ EDA - Sch Facs	5.00%	6/15/2031	Baa1	745	823,946
NJ EDA - Sch Facs	5.00%	6/15/2034	Baa1	390	431,004
NJ EDA - Sch Facs	5.00%	6/15/2035	Baa1	640	755,274
NJ EDA - Sch Facs	5.00%	6/15/2042	Baa1	505	593,646
NJ EDA - Sch Facs	5.00%	6/15/2048	Baa1	500	600,878
NJ EDA - State House Proj	5.00%	6/15/2035	Baa1	750	920,525
NJ EDA - Transit	5.00%	11/1/2033	Baa1	500	626,535
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2038	Baa1	520	621,496
NJ Trans Trust Fund	Zero Coupon	12/15/2031	Baa1	1,955	1,611,614
NJ Trans Trust Fund	Zero Coupon	12/15/2038	Baa1	1,120	747,678
NJ Trans Trust Fund	4.00%	12/15/2039	Baa1	1,145	1,321,994
NJ Trans Trust Fund	4.00%	6/15/2050	Baa1	1,360	1,529,142
NJ Trans Trust Fund	4.25%	12/15/2038	Baa1	370	428,703
NJ Trans Trust Fund	4.75%	6/15/2038	Baa1	980	1,091,392
NJ Trans Trust Fund	5.00%	6/15/2030	A+	545	638,005
NJ Trans Trust Fund	5.00%	6/15/2031	A+	400	467,151
NJ Trans Trust Fund	5.00%	12/15/2036	Baa1	530	649,036
NJ Trans Trust Fund	5.00%	6/15/2038	Baa1	1,380	1,521,382
NJ Trans Trust Fund	5.25%	6/15/2041	Baa1	205	234,037
NJ Trans Trust Fund	5.25%	6/15/2043	Baa1	720	884,164
Salem Co Impr Auth (AGM)	4.00%	8/15/2042	AA	350	408,976
Salem Co Impr Auth (AGM)	4.00%	8/15/2048	AA	525	607,321
Total					26,017,019

Other Revenue 0.30%
Middlesex Co Impt Auth - Heldrich Ctr	6.25%	1/1/2037	NR	1,300	26,000
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350	385,993
Total					411,993

Special Tax 0.54%
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	734,998

Tax Revenue 5.59%
Casino Reinv Dev Auth	5.25%	11/1/2039	Baa2	525	569,589
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	545,813
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,469,854
Guam - Business Privilege Tax	4.00%	1/1/2042	Ba1	250	282,416

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB	$550	$558,963
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB	330	336,643
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB	120	122,339
NJ Trans Trust Fund	3.00%	6/15/2050	Baa1	400	416,152
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18	15,820
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	235	191,477
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	646	490,473
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,675	658,757
PR Corp Sales Tax	4.329%	7/1/2040	NR	96	108,413
PR Corp Sales Tax	4.329%	7/1/2040	NR	492	555,614
PR Corp Sales Tax	4.536%	7/1/2053	NR	18	20,381
PR Corp Sales Tax	4.55%	7/1/2040	NR	19	21,709
PR Corp Sales Tax	4.55%	7/1/2040	NR	380	434,190
PR Corp Sales Tax	4.75%	7/1/2053	NR	267	305,735
PR Corp Sales Tax	4.784%	7/1/2058	NR	40	45,884
PR Corp Sales Tax	5.00%	7/1/2058	NR	420	487,224
Total					7,637,446

Tobacco 3.64%
NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB	1,025	1,045,500
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	2,350	2,738,190
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000	1,195,211
Total					4,978,901

Transportation 24.05%
Delaware River & Bay Auth	4.00%	1/1/2044	A1	850	985,017
Delaware River & Bay Auth	4.00%	1/1/2046	A1	1,000	1,197,440
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,072,966
Delaware River Port Auth	5.00%	1/1/2040	A+	520	645,567
Delaware River Toll Brdg Commn	3.00%	7/1/2049	A1	1,000	1,065,265
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,205	1,341,533
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280	340,637
NJ EDA - Goethals Brdg AMT (AGM)	5.125%	1/1/2039	AA	925	1,012,393
NJ EDA - Port Newark AMT	5.00%	10/1/2047	Baa3	930	1,081,695
NJ EDA - Transit	4.00%	11/1/2044	Baa1	275	313,550
NJ Tpk Auth	4.00%	1/1/2043	A+	1,015	1,160,328
NJ Tpk Auth	4.00%	1/1/2048	A+	1,000	1,150,813
NJ Tpk Auth	4.00%	1/1/2051	A+	1,115	1,310,770
NJ Tpk Auth	5.00%	1/1/2030	A+	510	613,267

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)
NJ Tpk Auth	5.00%		1/1/2030	A+	$585	$724,273
NJ Tpk Auth	5.00%		1/1/2033	A+	560	690,330
NJ Tpk Auth	5.00%		1/1/2034	A+	510	573,536
NJ Tpk Auth	5.00%		1/1/2034	A+	615	738,095
NJ Tpk Auth	5.00%		1/1/2035	A+	515	597,257
NJ Tpk Auth	5.00%		1/1/2037	A+	340	417,671
NJ Tpk Auth (AGM)	5.25%		1/1/2028	AA	810	1,022,898
NJ Trans Trust Fund	4.00%		6/15/2050	Baa1	1,080	1,234,272
NJ Trans Trust Fund	5.00%		6/15/2028	A+	1,000	1,175,375
Port Auth NY & NJ	4.00%		7/15/2040	Aa3	435	518,442
Port Auth NY & NJ	4.00%		9/1/2043	Aa3	850	988,671
Port Auth NY & NJ	5.00%		11/15/2033	Aa3	500	615,259
Port Auth NY & NJ	5.00%		10/15/2035	Aa3	500	604,231
Port Auth NY & NJ	5.00%		7/15/2038	Aa3	420	519,994
Port Auth NY & NJ	5.00%		11/15/2047	Aa3	575	700,215
Port Auth NY & NJ AMT	4.00%		9/1/2043	Aa3	950	1,101,605
Port Auth NY & NJ AMT	4.00%		11/1/2059	Aa3	200	229,625
Port Auth NY & NJ AMT	4.00%		7/15/2061	Aa3	500	574,701
Port Auth NY & NJ AMT	5.00%		9/15/2029	Aa3	320	394,212
Port Auth NY & NJ AMT	5.00%		9/15/2032	Aa3	505	615,494
Port Auth NY & NJ AMT	5.00%		11/15/2032	Aa3	500	594,659
Port Auth NY & NJ AMT	5.00%		9/15/2033	Aa3	560	681,296
Port Auth NY & NJ AMT	5.00%		10/15/2036	Aa3	1,190	1,315,999
South Jersey Port Corp AMT	5.00%		1/1/2048	Baa1	500	581,131
South Jersey Trans Auth	5.00%		11/1/2039	BBB+	530	581,808
South Jersey Trans Auth (BAM)	4.00%		11/1/2050	AA	1,000	1,163,025
South Jersey Trans Auth (BAM)	5.00%		11/1/2045	AA	500	627,562
Total						32,872,877

Utilities 7.65%
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	400	440,151
Guam Waterworks	5.00%		7/1/2036	A-	100	114,325
Guam Waterworks	5.00%		1/1/2050	A-	300	367,670
NJ EDA - Middlesex Water AMT	4.00%		8/1/2059	A+	500	552,203
NJ EDA - Nat Gas	3.50%		4/1/2042	A1	1,655	1,715,809
NJ EDA - Nat Gas AMT	3.00%		8/1/2041	A1	1,000	1,022,776
NJ EDA - NJ American Wtr Co AMT	2.20%	#(b)	10/1/2039	A+	500	530,448
NJ EDA - UMM Energy AMT	4.75%		6/15/2032	Baa2	1,000	1,015,075

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%	9/1/2036	AAA		$335	$383,085
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%	9/1/2047	AAA		1,500	1,691,179
NJ Tpk Auth	5.00%	1/1/2031	A+		510	629,029
Passaic Valley Swr (AGM)	3.00%	12/1/2038	AA		1,000	1,094,034
PR Aqueduct & Swr Auth†	5.00%	7/1/2030	NR		250	311,537
PR Aqueduct & Swr Auth†	5.00%	7/1/2047	NR		250	297,128
PR Elec Pwr Auth(a)	5.00%	7/1/2037	D	(c)	110	109,862
PR Elec Pwr Auth(a)	5.75%	7/1/2036	D	(c)	75	75,750
PR Elec Pwr Auth(a)	7.00%	7/1/2040	D	(c)	100	102,875
Total						10,452,936
Total Investments in Securities 98.81% (cost $126,524,637)						135,059,989
Other Assets and Liabilities – Net 1.19%						1,619,690
Net Assets 100.00%						$136,679,679

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
GTD	Guaranteed.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2021.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2021, the total value of Rule 144A securities was $608,665, which represents 0.45% of net assets.
(a)	Defaulted (non-income producing security).
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$—	$135,059,989	$—	$135,059,989
Total	$—	$135,059,989	$—	$135,059,989

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.35%

MUNICIPAL BONDS 98.35%

Corporate-Backed 9.40%
Brooklyn Arena LDC - Barclays Ctr	Zero Coupon		7/15/2047	Ba1		$250	$121,692
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		155	164,549
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		250	276,978
Liberty Dev Corp - Goldman Sachs	5.25%		10/1/2035	A2		7,215	10,198,330
Liberty Dev Corp - Goldman Sachs	5.50%		10/1/2037	A2		3,380	5,025,574
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		1,750	1,817,226
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B		500	517,014
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B		1,500	1,596,743
NY Liberty Dev Corp - 1 WTC	4.00%		2/15/2043	A+		1,500	1,752,633
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR		6,655	7,295,609
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		750	834,493
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR		1,000	1,108,778
NY Liberty Dev Corp - 4 WTC	2.875%		11/15/2046	A		4,540	4,644,391
NY Liberty Dev Corp - 4 WTC	3.00%		11/15/2051	A		1,500	1,573,286
NY Liberty Dev Corp - 7 WTC	5.00%		9/15/2040	Aaa		1,015	1,023,783
NY Liberty Dev Corp - BofA Tower	2.80%		9/15/2069	Baa2		4,630	4,795,849
NY Trans Dev Corp - American Airlines AMT	2.25%		8/1/2026	B	(b)	250	259,270
NY Trans Dev Corp - American Airlines AMT	3.00%		8/1/2031	B	(b)	500	545,191
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		1,550	1,854,650
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-		1,025	1,293,574
NY Trans Dev Corp - JFK IAT AMT	4.00%		12/1/2038	Baa1		2,370	2,736,414
NYC IDA - TRIPS	5.00%		7/1/2028	BBB+		1,825	1,859,927
Westchester Co LDC - Miriam Osborn Memorial	5.00%		7/1/2034	A-	(b)	200	225,160
Total							51,521,114

Education 13.82%
Build NYC Res Corp - Manhattan Clg	5.00%		8/1/2033	A-		1,125	1,341,301
Build NYC Res Corp - NY Law	5.00%		7/1/2041	BBB-		1,175	1,342,271
Build NYC Res Corp - Packer Collegiate	5.00%		6/1/2040	A2		1,000	1,100,312
Dutchess Co LDC - Bard College†	5.00%		7/1/2045	BB+		1,000	1,199,514
Dutchess Co LDC - Bard College†	5.00%		7/1/2051	BB+		1,000	1,192,726
Dutchess Co LDC - Culinary Institute	4.00%		7/1/2035	Baa2		945	1,102,482
Dutchess Co LDC - Culinary Institute	4.00%		7/1/2037	Baa2		965	1,122,453
Dutchess Co LDC - Culinary Institute	4.00%		7/1/2040	Baa2		325	376,168

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2033	Baa2	$390	$443,426
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2041	Baa2	200	225,684
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2046	Baa2	275	308,650
Dutchess Co LDC - Vassar College	5.00%	7/1/2034	Aa3	250	303,818
Dutchess Co LDC - Millbrook	4.00%	9/1/2051	A	2,500	2,918,105
Hempstead Town LDC - Adelphi Univ	4.00%	2/1/2039	A-	2,150	2,448,337
Hempstead Town LDC - Adelphi Univ	5.00%	6/1/2029	A-	430	537,410
Hempstead Town LDC - Adelphi Univ	5.00%	6/1/2030	A-	200	254,591
Hempstead Town LDC - Adelphi Univ	5.00%	6/1/2031	A-	300	389,128
Hempstead Town LDC - Adelphi Univ	5.00%	6/1/2032	A-	330	426,160
Hempstead Town LDC - Hofstra Univ	5.00%	7/1/2042	A	545	660,593
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2034	BBB	825	966,899
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2037	BBB	630	736,209
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2039	BBB	555	647,001
Monroe Co IDA - Univ of Rochester	5.00%	7/1/2031	AA-	350	427,111
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB	205	231,588
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB	250	281,813
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB	220	247,746
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB	200	225,024
NY Dorm - Barnard Clg	4.00%	7/1/2034	A2	460	542,785
NY Dorm - Barnard Clg	4.00%	7/1/2036	A2	325	382,224
NY Dorm - Barnard Clg	4.00%	7/1/2037	A2	710	833,388
NY Dorm - Barnard Clg	4.00%	7/1/2045	A2	1,040	1,203,420
NY Dorm - Barnard Clg	5.00%	7/1/2028	A2	590	675,460
NY Dorm - Fordham Univ	4.00%	7/1/2050	A	3,500	4,040,722
NY Dorm - Fordham Univ	5.00%	7/1/2035	A	550	649,363
NY Dorm - Iona Clg	5.00%	7/1/2046	BBB	375	469,650
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-	2,000	2,278,513
NY Dorm - NYU	4.00%	7/1/2045	Aa2	1,000	1,164,766
NY Dorm - NYU	5.00%	7/1/2028	Aa2	1,000	1,231,234
NY Dorm - NYU	5.00%	7/1/2029	Aa2	1,000	1,225,187
NY Dorm - NYU	5.00%	7/1/2042	Aa2	1,500	1,901,211
NY Dorm - Pace Univ	4.00%	5/1/2022	NR	25	25,315
NY Dorm - Pace Univ	5.00%	5/1/2023	NR	20	21,269
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	905	958,057
NY Dorm - PIT	5.00%	2/15/2039	AA+	1,000	1,196,579
NY Dorm - PIT	5.00%	2/15/2041	NR	5	6,172

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)
NY Dorm - PIT	5.00%	2/15/2041	AA+		$2,995	$3,620,737
NY Dorm - Pratt Institute	5.00%	7/1/2034	NR		1,035	1,152,195
NY Dorm - Pratt Institute	5.00%	7/1/2039	A2		1,010	1,187,265
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	285,986
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A		350	406,528
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A		250	288,889
NY Dorm - The New School	5.00%	7/1/2028	A3		780	934,651
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(b)	1,630	1,876,985
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(b)	1,225	1,336,305
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2049	AA		2,000	2,105,195
NYC IDA - Yankee Stadium (AGM)	4.00%	3/1/2045	AA		1,600	1,850,095
Onondaga CDC - Le Moyne College Proj	4.00%	7/1/2038	Baa2		150	175,129
Onondaga CDC - Le Moyne College Proj	4.00%	7/1/2040	Baa2		300	344,452
Onondaga CDC - Le Moyne College Proj	4.00%	7/1/2041	Baa2		215	249,656
Onondaga CDC - Le Moyne College Proj	5.00%	7/1/2035	Baa2		365	468,392
Onondaga CDC - Le Moyne College Proj	5.00%	7/1/2036	Baa2		465	594,957
Onondaga CDC - Le Moyne College Proj	5.00%	7/1/2046	Baa2		450	561,821
Rochester Institute of Technology	4.00%	7/1/2044	A1		4,510	5,222,872
Rochester Institute of Technology	5.00%	7/1/2049	A1		1,530	1,893,992
St Lawrence IDA - Clarkson Univ	5.00%	9/1/2037	Baa1		455	581,898
St Lawrence IDA - Clarkson Univ	5.00%	9/1/2038	Baa1		475	606,345
St Lawrence IDA - Clarkson Univ	5.00%	9/1/2041	Baa1		160	202,662
Troy Cap Res Corp - RPI	4.00%	9/1/2031	A3		250	301,272
Troy Cap Res Corp - RPI	4.00%	9/1/2032	A3		500	597,954
Troy Cap Res Corp - RPI	4.00%	9/1/2033	A3		110	131,125
Troy Cap Res Corp - RPI	4.00%	9/1/2034	A3		310	369,363
Troy Cap Res Corp - RPI	4.00%	9/1/2035	A3		370	440,506
Troy Cap Res Corp - RPI	4.00%	9/1/2036	A3		1,140	1,354,713
Troy Cap Res Corp - RPI	4.00%	9/1/2040	A3		1,000	1,179,426
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A3		1,415	1,626,458
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,139,074
Westchester Co LDC - Miriam Osborn Memorial	5.00%	7/1/2042	A-	(b)	450	503,823
Westchester Co LDC - Sarah Lawrence College	4.00%	6/1/2033	BBB-		1,700	1,829,436
Total						75,681,992

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation 6.84%
City of Syracuse	4.00%	5/15/2034	A1		$725	$811,805
Erie CO GO	5.00%	9/15/2028	AA-		275	318,140
Jefferson Co - Samaritan Med Ctr	5.00%	11/1/2037	BB		2,000	2,309,812
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,120,400
NYC GO	4.00%	8/1/2034	AA		3,000	3,609,890
NYC GO	4.00%	8/1/2037	AA		2,000	2,382,212
NYC GO	4.00%	3/1/2050	AA		1,500	1,734,849
NYC GO	5.00%	8/1/2026	AA		1,000	1,197,264
NYC GO	5.00%	8/1/2026	AA		1,750	2,028,590
NYC GO	5.00%	8/1/2027	AA		1,700	1,931,585
NYC GO	5.00%	8/1/2029	AA		3,000	3,575,332
NYC GO	5.00%	10/1/2039	AA		1,000	1,214,371
NYC GO	5.00%	8/1/2043	AA		1,370	1,702,922
NYC GO	5.00%	12/1/2044	AA		2,535	3,152,696
NYC GO	5.00%	4/1/2045	AA		1,380	1,682,114
NYC GO	5.00%	3/1/2050	AA		2,000	2,546,337
PR Comwlth GO(c)	5.00%	7/1/2027	NR		65	64,513
PR Comwlth GO(c)	5.125%	7/1/2028	NR		155	152,094
PR Comwlth GO(c)	5.375%	7/1/2030	NR		4,185	4,064,681
PR Comwlth GO(c)	5.50%	7/1/2027	NR		60	56,775
PR Comwlth GO(c)	6.125%	7/1/2033	NR		170	169,362
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,656,012
Total						37,481,756

Health Care 11.54%
Brookhaven Co - Jefferson’s Ferry Proj	4.00%	11/1/2045	BBB	(b)	1,000	1,110,277
Brookhaven Co - Jefferson’s Ferry Proj	4.00%	11/1/2055	BBB	(b)	1,000	1,106,317
Brookhaven Co - Long Island Cmnty Hospital	3.375%	10/1/2040	BBB-		365	393,896
Brookhaven Co - Long Island Cmnty Hospital	4.00%	10/1/2045	BBB-		1,865	2,151,002
Brookhaven Co - Long Island Cmnty Hospital	5.00%	10/1/2050	BBB-		1,000	1,242,430
Broome Co - United Health Services (AGM)	3.00%	4/1/2036	AA		1,030	1,103,361
Broome Co - United Health Services (AGM)	3.00%	4/1/2037	AA		1,500	1,603,363
Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BB+		300	333,829
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB	(b)	1,000	1,117,714
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	556,616
Dutchess Co LDC - Health Quest	5.00%	7/1/2035	A-		1,600	1,885,961

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)
Dutchess Co LDC - Nuvance Hlth	4.00%	7/1/2044	A-		$1,250	$1,445,680
Dutchess Co LDC - Nuvance Hlth	4.00%	7/1/2049	A-		2,120	2,438,204
Monroe Co IDA - Rochester General Hospital	4.00%	12/1/2035	BBB+		500	591,283
Monroe Co IDA - Rochester General Hospital	4.00%	12/1/2036	BBB+		425	500,645
Monroe Co IDA - Rochester General Hospital	5.00%	12/1/2034	BBB+		250	291,671
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	A-		625	691,489
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,260,941
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	A-		600	660,063
NY Dorm - Catholic Hlth	4.00%	7/1/2045	BB+		2,895	3,139,993
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BB+		500	509,993
NY Dorm - Maimondes Med Ctr	3.00%	2/1/2050	AA+		1,000	1,049,935
NY Dorm - Montefiore	4.00%	8/1/2036	BBB-		475	541,549
NY Dorm - Montefiore	4.00%	8/1/2037	BBB-		1,820	2,071,403
NY Dorm - Montefiore	4.00%	8/1/2038	BBB-		695	789,920
NY Dorm - Montefiore	4.00%	9/1/2050	BBB-		4,000	4,548,547
NY Dorm - Montefiore	5.00%	8/1/2033	BBB-		1,040	1,265,456
NY Dorm - Montefiore	5.00%	8/1/2034	BBB-		390	473,848
NY Dorm - Montefiore	5.00%	8/1/2035	BBB-		525	637,085
NY Dorm - Northwell Health	5.00%	5/1/2028	A-		1,000	1,137,719
NY Dorm - NYU Langone	4.00%	7/1/2053	A		2,500	2,903,636
NY Dorm - NYU Langone	5.00%	7/1/2032	A		810	946,659
NY Dorm - NYU Langone	5.00%	7/1/2033	A		760	887,346
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,133,820
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,279,248
NYC Hlth & Hsp Corp	4.00%	2/15/2045	Aa3		1,250	1,475,273
NYC Hlth & Hsp Corp	4.00%	2/15/2048	Aa3		1,285	1,511,844
NYC IDA - Yankee Stadium	3.00%	3/1/2049	Baa1		2,000	2,074,920
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,645	5,333,956
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(b)	1,000	1,081,679
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB+		920	997,754
Westchester Co LDC - Westchester Med Ctr	5.00%	11/1/2033	Baa2		1,000	1,139,708
Westchester Co LDC - Westchester Med Ctr	5.00%	11/1/2034	Baa2		985	1,121,528
Westchester Co LDC - Westchester Med Ctr	5.00%	11/1/2046	Baa2		2,240	2,540,267

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)
Westchester Co LDC - Westchester Med Ctr	6.00%	11/1/2030	Baa2	$105	$105,405
Westchester Co LDC - Westchester Med Ctr	6.125%	11/1/2037	Baa2	40	40,164
Total					63,223,397

Housing 0.95%
NYC HDC	3.35%	11/1/2065	AA+	1,915	2,000,398
NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR	1,000	1,029,687
NYS HFA	3.15%	11/1/2054	Aa2	1,000	1,037,223
Westchester Co LDC - SUNY Purchase Hsg	5.00%	6/1/2047	BBB	1,000	1,119,785
Total					5,187,093

Lease Obligations 2.56%
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA	1,750	2,040,868
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA	1,050	1,222,352
Hudson Yards	5.00%	2/15/2031	Aa2	2,000	2,404,213
Hudson Yards	5.00%	2/15/2033	Aa2	1,075	1,289,289
NY Dorm- Saint Lawerence-Lewis Boces (BAM)	4.00%	8/15/2050	AA	2,500	2,759,738
NYC Eductnl Const	4.00%	4/1/2038	AA-	1,540	1,840,426
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA	2,005	2,442,007
Total					13,998,893

Other 0.78%
Build NYC Res Corp - Childrens Aid Soc	4.00%	7/1/2044	A+	1,340	1,545,703
Build NYC Res Corp - Childrens Aid Soc	4.00%	7/1/2049	A+	2,380	2,730,054
Total					4,275,757

Other Revenue 1.30%
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	Ba1	3,000	3,462,845
Build NYC Res Corp - Shefa School†	5.00%	6/15/2051	NR	1,315	1,548,889
NYC Cultural - Lincoln Center	4.00%	12/1/2033	A	1,750	2,120,088
Total					7,131,822

Special Tax 1.81%
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2040	AA	1,975	2,113,791
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2046	AA	1,095	1,153,395
NYC IDA - Yankee Stadium	4.00%	3/1/2045	Baa1	1,800	2,046,117
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2043	AA	425	254,254

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2044	AA		$640	$370,640
NYC IDA - Yankee Stadium (AGC)	Zero Coupon		3/1/2047	AA		385	202,390
NYC IDA - Yankee Stadium (FGIC)	7.102% (CPI Based	)#	3/1/2026	Baa1		3,450	3,794,820	(d)
Total							9,935,407

Tax Revenue 14.27%
Guam - Business Privilege Tax	4.00%		1/1/2042	Ba1		750	847,249
MTA NY - Dedicated Tax	4.00%		11/15/2035	AA		330	372,361
MTA NY - Dedicated Tax	5.00%		11/15/2034	AA		1,045	1,276,608
MTA NY - Dedicated Tax	5.25%		11/15/2031	AA		1,215	1,465,181
MTA NY - Dedicated Tax	5.25%		11/15/2032	AA		650	783,694
MTA NY - Dedicated Tax	5.25%		11/15/2034	AA		455	549,469
NY Dorm - PIT	4.00%		3/15/2046	AA+		2,000	2,389,911
NY Dorm - PIT	4.00%		3/15/2048	Aa2		1,900	2,189,408
NY Dorm - PIT	4.00%		3/15/2049	Aa2		5,895	6,900,721
NY Dorm - PIT	5.00%		3/15/2027	AA+		1,250	1,424,712
NY Dorm - PIT	5.00%		3/15/2032	Aa2		3,000	3,812,508
NY Dorm - PIT	5.00%		2/15/2042	AA+		2,055	2,480,618
NY Dorm - PIT	5.00%		3/15/2045	Aa2		2,000	2,448,306
NY Dorm - Sales Tax	5.00%		3/15/2043	AA+		2,025	2,429,353
NY Dorm - Touro Clg	4.00%		1/1/2043	BBB-	(b)	210	228,647
NY UDC - PIT	4.00%		3/15/2045	Aa2		1,040	1,222,258
NY UDC - PIT	4.00%		3/15/2047	AA+		1,650	1,872,734
NY UDC - PIT	5.00%		3/15/2033	AA+		2,010	2,121,883
NY UDC - PIT	5.00%		3/15/2036	AA+		1,500	1,643,085
NY UDC - PIT	5.00%		3/15/2040	AA+		1,000	1,217,414
NY UDC Sales Tax	4.00%		3/15/2044	Aa2		1,250	1,468,364
NYC TFA - Future Tax	4.00%		8/1/2039	AAA		1,000	1,164,483
NYC TFA - Future Tax	4.00%		11/1/2042	AAA		1,675	1,962,029
NYC TFA - Future Tax	4.00%		5/1/2043	AAA		2,000	2,301,523
NYC TFA - Future Tax	4.00%		5/1/2045	AAA		2,045	2,410,068
NYC TFA - Future Tax	5.00%		11/1/2030	AAA		2,075	2,518,883
NYC TFA - Future Tax	5.00%		11/1/2032	AAA		1,535	1,858,026
NYC TFA - Future Tax	5.00%		5/1/2035	AAA		1,230	1,484,576
NYC TFA - Future Tax	5.00%		8/1/2040	AAA		2,530	3,064,978
NYC TFA - Future Tax	5.00%		8/1/2041	AAA		2,975	3,602,282
NYC TFA - Future Tax	5.00%		8/1/2042	AAA		2,700	3,343,133

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)
NYC TFA - Future Tax	5.00%	2/1/2043	AAA	$2,510	$2,996,443
NYC TFA - Future Tax	5.00%	5/1/2043	AAA	1,400	1,684,119
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	163	143,255
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	708	576,876
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	710	539,064
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	7,476	1,841,072
PR Corp Sales Tax	4.329%	7/1/2040	NR	489	552,227
PR Corp Sales Tax	4.329%	7/1/2040	NR	858	968,937
PR Corp Sales Tax	4.536%	7/1/2053	NR	64	72,464
PR Corp Sales Tax	4.55%	7/1/2040	NR	153	174,819
PR Corp Sales Tax	4.55%	7/1/2040	NR	380	434,190
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,199	1,372,946
PR Corp Sales Tax	4.784%	7/1/2058	NR	180	206,480
PR Corp Sales Tax	5.00%	7/1/2058	NR	1,922	2,229,630
Triborough Brdg & Tunl Auth - Payroll Mobility Tax	4.00%	5/15/2046	AA+	1,280	1,528,478
Total					78,175,465

Tobacco 3.62%
Erie Co Tobacco	Zero Coupon	6/1/2055	NR	8,000	870,598
Erie Co Tobacco†	Zero Coupon	6/1/2060	NR	20,000	1,118,554
Monroe Co Tobacco†	Zero Coupon	6/1/2061	NR	10,000	509,205
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	15,000	1,195,142
Nassau Co Tobacco	5.125%	6/1/2046	CCC+	2,085	2,118,091
NY Co Tobacco Trust	Zero Coupon	6/1/2060	NR	20,000	1,374,970
Rockland Tobacco†	Zero Coupon	8/15/2060	NR	10,575	588,488
Suffolk Tobacco Asset Sec Corp	Zero Coupon	6/1/2066	NR	6,000	1,209,821
Suffolk Tobacco Asset Sec Corp	4.00%	6/1/2050	BBB-	2,500	2,882,807
TSASC	5.00%	6/1/2034	A-	1,000	1,188,434
TSASC	5.00%	6/1/2035	A-	300	356,061
TSASC	5.00%	6/1/2036	A-	100	118,401
TSASC	5.00%	6/1/2041	A-	510	590,886
TSASC	5.00%	6/1/2048	NR	3,300	3,627,842
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB-	1,845	2,099,542
Total					19,848,842

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2021

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 23.98%
Buffalo & Erie PBA - Peace Bridge	5.00%		1/1/2034	A+	$600	$716,709
MTA NY	4.00%		11/15/2051	A3	3,090	3,490,050
MTA NY	4.75%		11/15/2045	A3	3,095	3,713,428
MTA NY	5.00%		11/15/2028	A3	790	981,391
MTA NY	5.00%		11/15/2029	A3	1,900	2,302,911
MTA NY	5.00%		11/15/2029	A3	1,650	1,895,912
MTA NY	5.00%		11/15/2030	A3	1,745	2,041,146
MTA NY	5.00%		11/15/2030	A3	280	338,784
MTA NY	5.00%		11/15/2033	A3	1,640	1,974,040
MTA NY	5.00%		11/15/2041	A3	1,050	1,196,820
MTA NY	5.00%	#(a)	11/15/2045	A3	900	1,142,617
MTA NY	5.00%		11/15/2050	A3	2,005	2,436,817
MTA NY	5.25%		11/15/2028	A3	3,740	4,348,762
MTA NY	5.25%		11/15/2035	A3	1,170	1,282,399
MTA NY - Dedicated Tax	5.00%		11/15/2033	AA	1,520	1,857,714
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2027	A3	1,000	1,095,337
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2036	A3	850	1,046,470
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2038	A3	725	889,633
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%		4/1/2039	A3	350	428,780
NY Trans Dev Corp - Delta Airlines AMT	4.00%		1/1/2036	Baa3	3,515	3,954,894
NY Trans Dev Corp - Delta Airlines AMT	5.00%		1/1/2036	Baa3	2,295	2,740,781
NY Trans Dev Corp - Delta Airlines AMT	5.00%		10/1/2040	Baa3	2,345	2,888,709
NY Trans Dev Corp - JFK IAT	4.00%		12/1/2039	Baa1	1,700	1,979,941
NY Trans Dev Corp - JFK IAT	4.00%		12/1/2041	Baa1	1,000	1,156,566
NY Trans Dev Corp - JFK IAT AMT	4.00%		12/1/2039	Baa1	345	397,549
NY Trans Dev Corp - JFK IAT AMT	4.00%		12/1/2040	Baa1	1,300	1,501,215
NY Trans Dev Corp - JFK IAT AMT	4.00%		12/1/2041	Baa1	2,790	3,202,355
NY Trans Dev Corp - JFK IAT AMT	5.00%		12/1/2034	Baa1	545	691,664
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2031	Baa3	2,000	2,158,016
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2046	Baa3	2,050	2,196,828
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%		1/1/2050	Baa3	12,280	13,555,569
NY Trans Dev Corp - TOGA AMT	5.00%		1/1/2023	Baa3	1,500	1,562,996
NY Twy Auth	4.00%		1/1/2041	A2	1,400	1,629,829
NY Twy Auth	5.00%		1/1/2032	A1	150	183,899

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)
NY Twy Auth	5.00%	1/1/2036	A1		$1,760	$1,911,100
NY Twy Auth TCRS (BAM)	4.00%	1/1/2037	AA		1,000	1,182,218
NY Twy Auth TCRS (BAM)	4.00%	1/1/2050	AA		2,500	2,892,081
NYS Thruway - Service Area AMT	4.00%	10/31/2041	BBB-	(b)	860	1,004,649
NYS Thruway - Service Area AMT	4.00%	10/31/2046	BBB-	(b)	1,525	1,760,647
NYS Thruway - Service Area AMT	4.00%	4/30/2053	BBB-	(b)	3,245	3,718,504
Port Auth NY & NJ	4.00%	7/15/2036	Aa3		2,020	2,427,272
Port Auth NY & NJ AMT	4.00%	9/1/2043	Aa3		5,055	5,861,696
Port Auth NY & NJ AMT	4.00%	11/1/2047	Aa3		4,030	4,654,489
Port Auth NY & NJ AMT	4.00%	11/1/2059	Aa3		800	918,499
Port Auth NY & NJ AMT	4.00%	7/15/2061	Aa3		1,500	1,724,104
Port Auth NY & NJ AMT	5.00%	10/15/2027	Aa3		1,485	1,788,614
Port Auth NY & NJ AMT	5.00%	9/15/2028	Aa3		1,000	1,239,933
Port Auth NY & NJ AMT	5.00%	11/15/2031	Aa3		3,415	4,139,239
Port Auth NY & NJ AMT	5.00%	9/1/2032	Aa3		805	1,008,047
Port Auth NY & NJ AMT	5.00%	11/15/2032	Aa3		2,850	3,389,557
Port Auth NY & NJ AMT	5.00%	9/15/2033	Aa3		2,820	3,430,814
Port Auth NY & NJ AMT	5.00%	10/15/2033	Aa3		1,000	1,193,654
Port Auth NY & NJ AMT	5.00%	9/15/2034	Aa3		1,000	1,214,180
Port Auth NY & NJ AMT	5.00%	4/1/2036	Aa3		1,050	1,234,508
Port Auth NY & NJ AMT	5.00%	9/15/2048	Aa3		365	434,778
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-		2,145	2,509,291
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-		2,015	2,320,586
Triborough Brdg & Tunl Auth	4.00%	5/15/2056	AA+		2,000	2,349,413
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		1,000	1,212,804
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-		1,135	1,365,976
Triborough Brdg & Tunl Auth	5.00%	11/15/2054	AA-		1,200	1,521,211
Total						131,388,395

Utilities 7.48%
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2043	AA		600	699,671
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2048	AA		1,750	2,028,230
Guam Waterworks	5.00%	7/1/2036	A-		400	457,300
Guam Waterworks	5.00%	1/1/2050	A-		600	735,340
Long Island Power Auth	4.00%	9/1/2038	A		1,500	1,749,293
Long Island Power Auth	4.00%	9/1/2039	A		1,000	1,164,392
Long Island Power Auth	5.00%	9/1/2025	A		1,000	1,031,445
Long Island Power Auth	5.00%	9/1/2034	A		2,000	2,231,117

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND December 31, 2021

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)
Long Island Power Auth	5.00%	9/1/2039	A		$1,000	$1,109,944
Long Island Power Auth	5.00%	9/1/2047	A		1,115	1,354,813
Long Island Power Auth (AGC)	5.25%	9/1/2029	AA		2,000	2,587,751
New York St Pwr Auth	4.00%	11/15/2045	AA		1,325	1,565,872
NYC Muni Water	4.00%	6/15/2049	AA+		2,985	3,430,943
NYC Muni Water	5.00%	6/15/2035	AA+		1,550	1,653,068
NYC Muni Water	5.00%	6/15/2035	AA+		1,675	1,856,239
NYC Muni Water	5.00%	6/15/2036	AA+		1,750	1,938,449
NYC Muni Water	5.00%	6/15/2036	AA+		2,250	2,492,291
NYC Muni Water	5.00%	6/15/2040	AA+		1,250	1,544,120
NYC Muni Water	5.00%	6/15/2046	AA+		3,140	3,781,108
NYC Muni Water	5.00%	6/15/2048	AA+		1,675	2,044,717
NYC Muni Water	5.25%	6/15/2037	AA+		1,500	1,825,491
NYC Muni Water	5.25%	6/15/2047	AA+		1,000	1,209,957
PR Aqueduct & Swr Auth†	5.00%	7/1/2030	NR		500	623,075
PR Aqueduct & Swr Auth†	5.00%	7/1/2047	NR		500	594,256
PR Elec Pwr Auth(c)	5.75%	7/1/2036	D	(b)	1,250	1,262,500
Total						40,971,382
Total Investments in Securities 98.35% (cost $501,608,773)						538,821,315
Other Assets and Liabilities – Net 1.65%						9,029,218
Net Assets 100.00%						$547,850,533

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
NR	Not Rated.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2021, the total value of Rule 144A securities was $23,882,151, which represents 4.36% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2021.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Defaulted (non-income producing security).
(d)	Level 3 Investment as described in Note2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND December 31, 2021

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Special Tax	$–	$6,140,587	$3,794,820	$9,935,407
Remaining Industries	–	528,885,908	–	528,885,908
Total	$–	$535,026,495	$3,794,820	$538,821,315

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

158	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following eight funds (separately, a “Fund” and collectively, the “Funds”) their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A,C,F,F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A,C,F,F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A,C,F,F3 and I
Lord Abbett High Income Municipal Bond Fund	A,C,F,F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund	A,C,F,F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A,C,F,F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A,F,F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A,C,F,F3 and I

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Income, Short Duration High Income, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option

159

Notes to Schedule of Investments (unaudited)(continued)

adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of December 31, 2021 and, if applicable, Level 3 rollforwards for the six month then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

160

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statements of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2021, the Funds did not loan any securities.

161

QPHR-MUNI-1Q

(02/22)